Schedule of Investments
Blue Chip Fund
May 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.70% Shares Held Value (000's)
Money Market Funds - 1.70%
BlackRock Liquidity FedFund - Institutional
Class 0.10%
(a),(b)
3,747,158 $ 3,747
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
107,149,323 107,149
$ 110,896
TOTAL INVESTMENT COMPANIES $ 110,896
COMMON STOCKS - 98.71% Shares Held Value (000's)
Aerospace & Defense - 4.50%
TransDigm Group Inc 689,790 293,037
Biotechnology - 1.02%
Illumina Inc
(d)
183,981 66,794
Chemicals - 2.84%
Ecolab Inc 94,798 20,152
Linde PLC 690,258 139,667
Sherwin-Williams Co/The 42,896 25,474
$ 185,293
Commercial Services - 9.04%
CoStar Group Inc
(d)
90,758 59,610
Moody's Corp 316,741 84,700
PayPal Holdings Inc
(d)
2,165,540 335,680
S&P Global Inc 336,788 109,463
$ 589,453
Diversified Financial Services - 11.50%
Charles Schwab Corp/The 2,682,765 96,338
Credit Acceptance Corp
(d),(e)
99,865 36,932
Mastercard Inc 1,024,929 308,391
Visa Inc 1,578,631 308,212
$ 749,873
Electronics - 1.50%
Roper Technologies Inc 248,757 97,960
Healthcare - Products - 2.97%
Danaher Corp 875,216 145,820
IDEXX Laboratories Inc
(d)
154,995 47,875
$ 193,695
Insurance - 6.74%
Aon PLC 174,299 34,328
Berkshire Hathaway Inc - Class B
(d)
1,681,147 311,987
Markel Corp
(d)
49,592 44,505
Progressive Corp/The 622,010 48,318
$ 439,138
Internet - 20.32%
Alphabet Inc - A Shares
(d)
50,146 71,885
Alphabet Inc - C Shares
(d)
310,841 444,167
Amazon.com Inc
(d)
237,193 579,313
Facebook Inc
(d)
1,016,917 228,898
$ 1,324,263
Lodging - 1.66%
Hilton Worldwide Holdings Inc 1,365,015 108,259
Media - 4.73%
Charter Communications Inc
(d)
566,531 308,193
Private Equity - 5.24%
Brookfield Asset Management Inc 9,930,278 311,414
KKR & Co Inc 1,088,666 30,210
$ 341,624
REITs - 4.47%
American Tower Corp 1,127,756 291,153
Retail - 2.66%
CarMax Inc
(d)
629,868 55,460
Costco Wholesale Corp 142,471 43,948
O'Reilly Automotive Inc
(d)
115,966 48,386
Yum! Brands Inc 285,134 25,585
$ 173,379
Semiconductors - 1.39%
NVIDIA Corp 254,640 90,402
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 18.13%
Adobe Inc
(d)
699,497 $ 270,425
Autodesk Inc
(d)
427,116 89,857
Intuit Inc 1,033,284 299,983
Microsoft Corp 1,730,317 317,081
salesforce.com Inc
(d)
1,169,080 204,343
$ 1,181,689
TOTAL COMMON STOCKS $ 6,434,205
Total Investments $ 6,545,101
Other Assets and Liabilities -  (0.41)% (26,687)
TOTAL NET ASSETS - 100.00% $ 6,518,414
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $15,477 or 0.24% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Financial 27.95%
Communications 25.05%
Technology 19.52%
Consumer, Non-cyclical 13.03%
Industrial 6.00%
Consumer, Cyclical 4.32%
Basic Materials 2.84%
Money Market Funds 1.70%
Other Assets and Liabilities
(0.41)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
May 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2019 Purchases Sales May 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 14,510 $ 1,026,250 $ 933,611 $ 107,149
$ 14,510 $ 1,026,250 $ 933,611 $ 107,149
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 118 $ — $ — $ —
$ 118 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.37% Shares Held Value (000's)
Money Market Funds - 5.37%
BlackRock Liquidity FedFund - Institutional
Class 0.10%
(a),(b)
1,415,438 $ 1,415
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
125,213,774 125,214
$ 126,629
TOTAL INVESTMENT COMPANIES $ 126,629
BONDS - 32.91%
Principal
Amount (000's) Value (000's)
Advertising - 0.04%
Interpublic Group of Cos Inc/The
4.20%, 04/15/2024 $ 50 $ 53
Omnicom Group Inc
2.45%, 04/30/2030 155 145
Omnicom Group Inc / Omnicom Capital Inc
3.60%, 04/15/2026 500 542
3.63%, 05/01/2022 75 79
WPP Finance 2010
3.75%, 09/19/2024 75 80
$ 899
Aerospace & Defense - 0.51%
Boeing Co/The
2.70%, 02/01/2027 110 102
2.80%, 03/01/2024 200 196
2.95%, 02/01/2030
(e)
140 131
3.25%, 02/01/2035 335 288
3.50%, 03/01/2039 200 168
3.75%, 02/01/2050 310 270
3.95%, 08/01/2059 375 345
4.51%, 05/01/2023 630 652
4.88%, 05/01/2025 630 669
5.04%, 05/01/2027 315 334
5.15%, 05/01/2030 315 338
5.71%, 05/01/2040 315 346
5.81%, 05/01/2050 155 176
5.88%, 02/15/2040 100 108
General Dynamics Corp
3.25%, 04/01/2025 80 88
3.50%, 05/15/2025 235 262
3.50%, 04/01/2027 155 175
4.25%, 04/01/2040 155 193
L3Harris Technologies Inc
2.90%, 12/15/2029 360 380
3.83%, 04/27/2025 270 294
Lockheed Martin Corp
1.85%, 06/15/2030 105 107
3.35%, 09/15/2021 500 519
3.55%, 01/15/2026 265 303
4.07%, 12/15/2042 105 131
4.09%, 09/15/2052 162 209
4.50%, 05/15/2036 215 275
4.70%, 05/15/2046 75 102
Northrop Grumman Corp
2.55%, 10/15/2022 740 775
3.20%, 02/01/2027 130 143
3.25%, 01/15/2028 755 837
5.05%, 11/15/2040 500 652
Raytheon Co
4.70%, 12/15/2041 350 411
Raytheon Technologies Corp
2.25%, 07/01/2030 155 159
3.75%, 11/01/2046 500 566
4.05%, 05/04/2047 300 355
4.13%, 11/16/2028 270 313
4.50%, 06/01/2042 410 503
6.13%, 07/15/2038 46 65
Rockwell Collins Inc
3.20%, 03/15/2024 75 80
$ 12,020
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture - 0.34%
Altria Group Inc
2.35%, 05/06/2025 $ 65 $ 67
3.40%, 05/06/2030 125 132
3.80%, 02/14/2024 500 542
4.00%, 01/31/2024 500 545
4.25%, 08/09/2042 460 470
4.80%, 02/14/2029 300 346
5.38%, 01/31/2044 25 29
6.20%, 02/14/2059 250 319
Archer-Daniels-Midland Co
4.02%, 04/16/2043 350 409
BAT Capital Corp
2.76%, 08/15/2022 535 551
2.79%, 09/06/2024 210 219
3.46%, 09/06/2029 210 216
3.56%, 08/15/2027 500 526
4.54%, 08/15/2047 300 319
Philip Morris International Inc
2.38%, 08/17/2022 90 93
2.75%, 02/25/2026 500 540
2.90%, 11/15/2021 400 412
3.25%, 11/10/2024 445 489
3.38%, 08/11/2025 350 386
4.13%, 03/04/2043 300 340
Reynolds American Inc
4.45%, 06/12/2025 220 243
5.70%, 08/15/2035 50 60
5.85%, 08/15/2045 50 60
6.15%, 09/15/2043 500 605
$ 7,918
Airlines - 0.03%
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 14 11
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 138 123
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 310 285
Southwest Airlines Co
3.00%, 11/15/2026 350 324
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 70 62
$ 805
Apparel - 0.05%
NIKE Inc
2.40%, 03/27/2025 155 166
2.75%, 03/27/2027 155 169
3.25%, 03/27/2040 155 174
3.88%, 11/01/2045 500 612
$ 1,121
Automobile Asset Backed Securities - 0.11%
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 655 660
GM Financial Automobile Leasing Trust 2018-1
2.61%, 01/20/2021 42 41
GM Financial Automobile Leasing Trust 2018-2
3.06%, 06/21/2021 316 317
Nissan Auto Receivables 2017-B Owner Trust
1.75%, 10/15/2021 157 158
World Omni Automobile Lease Securitization
Trust 2019-A
2.94%, 05/16/2022 1,500 1,524
$ 2,700

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers - 0.33%
American Honda Finance Corp
1.70%, 09/09/2021 $ 500 $ 504
1.95%, 05/20/2022 150 152
1.95%, 05/10/2023 155 157
2.05%, 01/10/2023 425 433
2.15%, 09/10/2024 345 352
Cummins Inc
4.88%, 10/01/2043 25 33
General Motors Co
4.88%, 10/02/2023 80 83
5.00%, 04/01/2035 325 327
5.15%, 04/01/2038 160 155
5.20%, 04/01/2045 425 403
5.40%, 04/01/2048 375 361
6.25%, 10/02/2043 75 78
General Motors Financial Co Inc
3.45%, 01/14/2022 1,000 999
3.45%, 04/10/2022 50 50
3.55%, 07/08/2022 935 926
4.00%, 10/06/2026 75 75
4.20%, 11/06/2021 250 254
4.35%, 01/17/2027 525 525
Toyota Motor Corp
3.67%, 07/20/2028 500 569
Toyota Motor Credit Corp
1.15%, 05/26/2022 155 156
1.35%, 08/25/2023 155 156
1.80%, 10/07/2021 150 152
1.80%, 02/13/2025 155 159
2.00%, 10/07/2024
(e)
145 151
3.30%, 01/12/2022 500 519
$ 7,729
Automobile Parts & Equipment - 0.01%
BorgWarner Inc
4.38%, 03/15/2045 300 296
Banks - 6.21%
Australia & New Zealand Banking Group Ltd/
New York NY
2.05%, 11/21/2022 250 258
2.63%, 05/19/2022 550 570
Banco Santander SA
2.75%, 05/28/2025 200 204
3.49%, 05/28/2030 200 204
4.25%, 04/11/2027 650 704
Bank of America Corp
2.02%, 02/13/2026
(f)
365 373
3 Month USD LIBOR + 0.64%
2.46%, 10/22/2025
(f)
300 312
3 Month USD LIBOR + 0.87%
2.50%, 10/21/2022 75 77
2.50%, 02/13/2031
(f)
315 320
3 Month USD LIBOR + 0.99%
2.59%, 04/29/2031
(f)
250 256
United States Secured Overnight Financing
Rate + 2.15%
2.82%, 07/21/2023
(f)
75 78
3 Month USD LIBOR + 0.93%
2.88%, 04/24/2023
(f)
110 114
3 Month USD LIBOR + 1.02%
3.00%, 12/20/2023
(f)
2,551 2,663
3 Month USD LIBOR + 0.79%
3.19%, 07/23/2030
(f)
285 307
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 350 383
3.30%, 01/11/2023 1,175 1,244
3.42%, 12/20/2028
(f)
639 696
3 Month USD LIBOR + 1.04%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.46%, 03/15/2025
(f)
$ 500 $ 537
3 Month USD LIBOR + 0.97%
3.50%, 04/19/2026 335 371
3.86%, 07/23/2024
(f)
200 216
3 Month USD LIBOR + 0.94%
3.95%, 01/23/2049
(f)
110 127
3 Month USD LIBOR + 1.19%
3.97%, 03/05/2029
(f)
75 85
3 Month USD LIBOR + 1.07%
3.97%, 02/07/2030
(f)
1,000 1,136
3 Month USD LIBOR + 1.21%
4.00%, 04/01/2024 400 442
4.00%, 01/22/2025 90 98
4.10%, 07/24/2023 75 82
4.24%, 04/24/2038
(f)
835 982
3 Month USD LIBOR + 1.81%
4.25%, 10/22/2026 800 899
4.27%, 07/23/2029
(f)
640 740
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(f)
255 316
3 Month USD LIBOR + 1.52%
5.00%, 01/21/2044 75 99
5.70%, 01/24/2022 75 81
5.88%, 02/07/2042 60 87
6.11%, 01/29/2037 500 682
Bank of Montreal
1.85%, 05/01/2025 160 164
2.55%, 11/06/2022 75 78
2.90%, 03/26/2022 500 519
3.30%, 02/05/2024 750 805
Bank of New York Mellon Corp/The
1.60%, 04/24/2025 725 750
1.85%, 01/27/2023 790 814
1.95%, 08/23/2022 740 763
Bank of Nova Scotia/The
2.00%, 11/15/2022 150 154
2.70%, 03/07/2022 145 150
2.70%, 08/03/2026 145 155
2.80%, 07/21/2021 500 513
3.40%, 02/11/2024 750 806
4.50%, 12/16/2025 60 67
Barclays Bank PLC
1.70%, 05/12/2022 1,000 1,013
Barclays PLC
2.85%, 05/07/2026
(f)
200 205
3 Month USD LIBOR + 2.45%
3.68%, 01/10/2023 200 207
3.93%, 05/07/2025
(f)
915 973
3 Month USD LIBOR + 1.61%
4.38%, 01/12/2026 380 418
4.97%, 05/16/2029
(f)
200 229
3 Month USD LIBOR + 1.90%
BPCE SA
4.00%, 04/15/2024 750 817
Canadian Imperial Bank of Commerce
2.55%, 06/16/2022 575 596
2.61%, 07/22/2023
(f)
220 226
3 Month USD LIBOR + 0.79%
Capital One NA
2.15%, 09/06/2022 250 253
2.25%, 09/13/2021 650 658
Citibank NA
3.65%, 01/23/2024 750 818

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc
1.68%, 05/15/2024
(f)
$ 155 $ 156
United States Secured Overnight Financing
Rate + 1.67%
2.31%, 11/04/2022
(f)
225 228
United States Secured Overnight Financing
Rate + 0.87%
2.57%, 06/03/2031
(f),(g)
310 310
United States Secured Overnight Financing
Rate + 2.11%
2.67%, 01/29/2031
(f)
310 314
United States Secured Overnight Financing
Rate + 1.15%
2.75%, 04/25/2022 425 439
2.90%, 12/08/2021 385 396
2.98%, 11/05/2030
(f)
150 156
United States Secured Overnight Financing
Rate + 1.42%
3.30%, 04/27/2025 435 474
3.40%, 05/01/2026 1,110 1,204
3.52%, 10/27/2028
(f)
125 135
3 Month USD LIBOR + 1.15%
3.67%, 07/24/2028
(f)
875 954
3 Month USD LIBOR + 1.39%
3.70%, 01/12/2026 110 121
3.88%, 01/24/2039
(f)
220 244
3 Month USD LIBOR + 1.17%
4.13%, 07/25/2028 110 121
4.30%, 11/20/2026 75 84
4.45%, 09/29/2027 75 84
4.60%, 03/09/2026 1,075 1,204
4.65%, 07/30/2045 115 141
4.65%, 07/23/2048 235 292
4.75%, 05/18/2046 395 474
5.50%, 09/13/2025 845 986
6.68%, 09/13/2043 360 522
8.13%, 07/15/2039 474 798
Cooperatieve Rabobank UA
3.88%, 02/08/2022 535 564
5.25%, 05/24/2041 185 258
5.25%, 08/04/2045 550 713
Cooperatieve Rabobank UA/NY
2.75%, 01/10/2022 500 516
Credit Suisse AG/New York NY
3.00%, 10/29/2021 325 335
3.63%, 09/09/2024 500 546
Credit Suisse Group Funding Guernsey Ltd
3.75%, 03/26/2025 1,250 1,360
3.80%, 09/15/2022 705 744
3.80%, 06/09/2023 750 796
Deutsche Bank AG/New York NY
3.95%, 02/27/2023 100 102
4.10%, 01/13/2026 750 763
4.25%, 10/14/2021 400 406
Development Bank of Japan Inc
2.00%, 10/19/2021 350 357
Discover Bank
2.70%, 02/06/2030 250 236
3.20%, 08/09/2021 1,000 1,010
Fifth Third Bancorp
2.38%, 01/28/2025 600 619
4.30%, 01/16/2024 50 55
Fifth Third Bank NA
1.80%, 01/30/2023 250 255
2.25%, 06/14/2021 300 305
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
3.00%, 04/26/2022 $ 990 $ 1,007
3.27%, 09/29/2025
(f)
75 79
3 Month USD LIBOR + 1.20%
3.63%, 01/22/2023 335 358
3.69%, 06/05/2028
(f)
500 548
3 Month USD LIBOR + 1.51%
3.75%, 02/25/2026 75 82
3.81%, 04/23/2029
(f)
75 83
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 110 121
4.22%, 05/01/2029
(f)
505 569
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 575 637
4.41%, 04/23/2039
(f)
175 202
3 Month USD LIBOR + 1.43%
4.75%, 10/21/2045 150 186
5.15%, 05/22/2045 375 463
5.25%, 07/27/2021 1,375 1,441
5.95%, 01/15/2027 700 855
6.13%, 02/15/2033 850 1,169
6.25%, 02/01/2041 220 316
6.75%, 10/01/2037 210 293
HSBC Holdings PLC
2.10%, 06/04/2026
(f),(g)
310 309
United States Secured Overnight Financing
Rate + 1.93%
2.63%, 11/07/2025
(f)
725 746
3 Month USD LIBOR + 1.14%
2.85%, 06/04/2031
(f),(g)
200 200
United States Secured Overnight Financing
Rate + 2.39%
3.26%, 03/13/2023
(f)
500 516
3 Month USD LIBOR + 1.06%
3.90%, 05/25/2026 500 549
3.97%, 05/22/2030
(f)
300 327
3 Month USD LIBOR + 1.61%
4.25%, 08/18/2025 750 806
4.58%, 06/19/2029
(f)
240 272
3 Month USD LIBOR + 1.53%
4.95%, 03/31/2030 200 236
6.10%, 01/14/2042 600 837
6.50%, 05/02/2036 700 939
6.50%, 09/15/2037 100 135
6.80%, 06/01/2038 500 692
HSBC USA Inc
3.50%, 06/23/2024 500 542
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 430 424
Huntington National Bank/The
1.80%, 02/03/2023 325 331
Industrial & Commercial Bank of China Ltd/New
York NY
2.45%, 10/20/2021 350 355
ING Groep NV
3.15%, 03/29/2022 400 414
3.55%, 04/09/2024 300 320
4.55%, 10/02/2028 300 351
JPMorgan Chase & Co
1.51%, 06/01/2024
(f)
220 222
United States Secured Overnight Financing
Rate + 1.46%
2.00%, 03/13/2026
(f)
155 158
United States Secured Overnight Financing
Rate + 1.59%
2.08%, 04/22/2026
(f)
145 149
United States Secured Overnight Financing
Rate + 1.85%

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
2.18%, 06/01/2028
(f)
$ 220 $ 222
United States Secured Overnight Financing
Rate + 1.89%
2.30%, 08/15/2021 860 863
2.30%, 10/15/2025
(f)
320 331
United States Secured Overnight Financing
Rate + 1.16%
2.40%, 06/07/2021 500 509
2.52%, 04/22/2031
(f)
235 240
United States Secured Overnight Financing
Rate + 2.04%
2.74%, 10/15/2030
(f)
625 648
United States Secured Overnight Financing
Rate + 1.51%
2.78%, 04/25/2023
(f)
250 258
3 Month USD LIBOR + 0.94%
2.96%, 05/13/2031
(f)
95 98
United States Secured Overnight Financing
Rate + 2.52%
3.11%, 04/22/2041
(f)
235 245
United States Secured Overnight Financing
Rate + 2.46%
3.11%, 04/22/2051
(f)
235 237
United States Secured Overnight Financing
Rate + 2.44%
3.20%, 01/25/2023 2,667 2,824
3.21%, 04/01/2023
(f)
500 519
3 Month USD LIBOR + 0.70%
3.51%, 01/23/2029
(f)
200 218
3 Month USD LIBOR + 0.95%
3.54%, 05/01/2028
(f)
500 547
3 Month USD LIBOR + 1.38%
3.56%, 04/23/2024
(f)
75 80
3 Month USD LIBOR + 0.73%
3.63%, 12/01/2027 500 546
3.80%, 07/23/2024
(f)
180 193
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 85 94
3.88%, 09/10/2024 75 82
3.88%, 07/24/2038
(f)
750 858
3 Month USD LIBOR + 1.36%
3.90%, 07/15/2025 460 516
3.90%, 01/23/2049
(f)
830 956
3 Month USD LIBOR + 1.22%
4.01%, 04/23/2029
(f)
350 395
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(f)
600 705
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(f)
230 263
3 Month USD LIBOR + 1.26%
4.50%, 01/24/2022 100 106
5.60%, 07/15/2041 370 522
8.00%, 04/29/2027 1,000 1,347
KeyBank NA/Cleveland OH
1.25%, 03/10/2023 250 253
3.30%, 06/01/2025 500 549
KeyCorp
2.25%, 04/06/2027 110 110
2.55%, 10/01/2029 270 267
Korea Development Bank/The
1.75%, 02/18/2025 500 513
2.75%, 03/19/2023 500 522
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(d)
260 206
1.50%, 06/15/2021 610 617
2.00%, 05/02/2025
(e)
280 300
2.13%, 06/15/2022 2,500 2,594
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Kreditanstalt fuer Wiederaufbau   (continued)
2.13%, 01/17/2023 $ 1,500 $ 1,571
2.38%, 12/29/2022 440 463
2.50%, 02/15/2022 500 519
2.50%, 11/20/2024 500 545
2.88%, 04/03/2028 200 232
3.13%, 12/15/2021
(e)
750 783
Landwirtschaftliche Rentenbank
2.38%, 06/10/2025 750 819
2.50%, 11/15/2027 500 564
Lloyds Banking Group PLC
3.00%, 01/11/2022 800 824
3.90%, 03/12/2024 735 790
4.55%, 08/16/2028 400 457
4.58%, 12/10/2025 575 625
4.65%, 03/24/2026 475 522
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/2025 200 205
2.56%, 02/25/2030 200 206
2.62%, 07/18/2022 400 412
2.76%, 09/13/2026 500 530
2.80%, 07/18/2024 200 210
3.20%, 07/18/2029 200 215
3.75%, 07/18/2039 200 220
3.76%, 07/26/2023 1,000 1,071
Mizuho Financial Group Inc
2.23%, 05/25/2026
(f)
200 203
3 Month USD LIBOR + 0.83%
2.27%, 09/13/2021 300 306
2.72%, 07/16/2023
(f)
200 205
3 Month USD LIBOR + 0.84%
2.84%, 07/16/2025
(f)
200 207
3 Month USD LIBOR + 0.98%
3.15%, 07/16/2030
(f)
800 852
3 Month USD LIBOR + 1.13%
Morgan Stanley
2.19%, 04/28/2026
(f)
480 493
United States Secured Overnight Financing
Rate + 1.99%
2.63%, 11/17/2021 750 770
2.70%, 01/22/2031
(f)
360 372
United States Secured Overnight Financing
Rate + 1.14%
2.72%, 07/22/2025
(f)
255 267
United States Secured Overnight Financing
Rate + 1.15%
2.75%, 05/19/2022 360 374
3.13%, 01/23/2023 220 232
3.13%, 07/27/2026 670 728
3.59%, 07/22/2028
(f)
90 99
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 95 105
3.70%, 10/23/2024 775 852
3.75%, 02/25/2023 150 161
3.77%, 01/24/2029
(f)
430 480
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 75 82
3.95%, 04/23/2027 60 67
4.00%, 07/23/2025 25 28
4.30%, 01/27/2045 320 389
4.35%, 09/08/2026 500 564
4.88%, 11/01/2022 650 705
5.00%, 11/24/2025 75 86
5.50%, 07/28/2021 510 537
6.38%, 07/24/2042 315 473
MUFG Union Bank NA
3.15%, 04/01/2022 500 519

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
National Australia Bank Ltd/New York
1.88%, 12/13/2022 $ 250 $ 257
2.50%, 05/22/2022 650 673
Northern Trust Corp
1.95%, 05/01/2030 185 190
Oesterreichische Kontrollbank AG
2.38%, 10/01/2021 750 770
PNC Bank NA
1.74%, 02/24/2023
(f)
250 253
3 Month USD LIBOR + 0.00%
2.23%, 07/22/2022
(f)
250 254
3 Month USD LIBOR + 0.44%
2.70%, 11/01/2022 575 602
4.05%, 07/26/2028 400 460
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 120 126
2.55%, 01/22/2030 160 170
2.60%, 07/23/2026 110 119
3.30%, 03/08/2022 750 785
3.45%, 04/23/2029 335 378
Royal Bank of Canada
1.95%, 01/17/2023 265 273
2.25%, 11/01/2024 300 315
2.55%, 07/16/2024 145 153
4.65%, 01/27/2026 575 660
Royal Bank of Scotland Group PLC
3.50%, 05/15/2023
(f)
400 411
3 Month USD LIBOR + 1.48%
4.27%, 03/22/2025
(f)
795 849
3 Month USD LIBOR + 1.76%
5.08%, 01/27/2030
(f)
400 469
3 Month USD LIBOR + 1.91%
6.00%, 12/19/2023 475 523
6.13%, 12/15/2022 200 216
Santander Holdings USA Inc
3.40%, 01/18/2023 75 77
3.70%, 03/28/2022 75 77
Santander UK Group Holdings PLC
3.57%, 01/10/2023 500 515
Santander UK PLC
2.10%, 01/13/2023 470 482
State Street Corp
2.35%, 11/01/2025
(f)
110 116
United States Secured Overnight Financing
Rate + 0.94%
2.40%, 01/24/2030 160 170
2.65%, 05/19/2026 500 540
3.10%, 05/15/2023 50 53
3.30%, 12/16/2024 75 83
3.55%, 08/18/2025 275 310
3.70%, 11/20/2023 75 84
Sumitomo Mitsui Financial Group Inc
2.06%, 07/14/2021 590 599
2.35%, 01/15/2025 200 207
2.44%, 10/19/2021 700 718
2.70%, 07/16/2024 800 837
2.75%, 01/15/2030 200 208
2.78%, 07/12/2022 390 403
2.85%, 01/11/2022 1,090 1,120
3.01%, 10/19/2026 75 81
3.04%, 07/16/2029 200 212
3.36%, 07/12/2027 335 360
3.45%, 01/11/2027 165 178
Svenska Handelsbanken AB
1.88%, 09/07/2021 1,000 1,017
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Toronto-Dominion Bank/The
1.90%, 12/01/2022 $ 600 $ 619
3.50%, 07/19/2023 500 546
3.62%, 09/15/2031
(f)
455 495
USD Swap Semi-Annual 5 Year + 2.21%
Truist Bank
1.25%, 03/09/2023 250 252
1.50%, 03/10/2025 250 255
2.15%, 12/06/2024 350 366
2.80%, 05/17/2022 335 349
3.80%, 10/30/2026 500 551
Truist Financial Corp
2.50%, 08/01/2024 340 357
4.00%, 05/01/2025 75 84
US Bancorp
2.40%, 07/30/2024 190 201
3.00%, 03/15/2022 50 52
3.00%, 07/30/2029 975 1,056
3.15%, 04/27/2027 560 619
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 910 937
2.05%, 01/21/2025 300 314
Wells Fargo & Co
1.65%, 06/02/2024
(f),(g)
220 221
United States Secured Overnight Financing
Rate + 1.60%
2.10%, 07/26/2021 540 549
2.16%, 02/11/2026
(f)
885 896
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(f)
485 492
United States Secured Overnight Financing
Rate + 2.00%
2.39%, 06/02/2028
(f),(g)
220 222
United States Secured Overnight Financing
Rate + 2.10%
2.41%, 10/30/2025
(f)
1,300 1,331
3 Month USD LIBOR + 0.83%
2.57%, 02/11/2031
(f)
885 891
3 Month USD LIBOR + 1.00%
3.00%, 04/22/2026 490 524
3.00%, 10/23/2026 590 629
3.07%, 04/30/2041
(f)
485 492
United States Secured Overnight Financing
Rate + 2.53%
3.45%, 02/13/2023 535 563
3.55%, 09/29/2025 75 82
3.58%, 05/22/2028
(f)
375 407
3 Month USD LIBOR + 1.31%
4.10%, 06/03/2026 535 586
4.15%, 01/24/2029 370 421
4.40%, 06/14/2046 350 396
4.48%, 04/04/2031
(f)
230 270
3 Month USD LIBOR + 3.77%
4.65%, 11/04/2044 430 512
4.75%, 12/07/2046 250 295
4.90%, 11/17/2045 75 91
5.01%, 04/04/2051
(f)
310 405
3 Month USD LIBOR + 4.24%
5.38%, 02/07/2035 325 426
5.38%, 11/02/2043 185 238
Wells Fargo Bank NA
3.55%, 08/14/2023 400 432
Westpac Banking Corp
2.00%, 08/19/2021 60 61
2.00%, 01/13/2023 155 160
2.35%, 02/19/2025 150 158
2.65%, 01/16/2030 155 165
2.70%, 08/19/2026 500 539

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp   (continued)
2.85%, 05/13/2026 $ 535 $ 581
2.89%, 02/04/2030
(f)
155 156
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
4.11%, 07/24/2034
(f)
145 156
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 275 306
$ 146,261
Beverages - 0.84%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 1,295 1,436
4.70%, 02/01/2036 1,975 2,253
4.90%, 02/01/2046 875 1,013
Anheuser-Busch InBev Finance Inc
3.30%, 02/01/2023 500 530
4.63%, 02/01/2044 75 84
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 143
3.75%, 07/15/2042 750 767
4.00%, 04/13/2028 500 567
4.35%, 06/01/2040 130 145
4.38%, 04/15/2038 475 528
4.50%, 06/01/2050 130 146
4.60%, 04/15/2048 35 39
4.75%, 01/23/2029 470 555
4.75%, 04/15/2058 75 86
4.95%, 01/15/2042 25 29
5.45%, 01/23/2039 200 246
5.80%, 01/23/2059 210 276
8.20%, 01/15/2039 60 94
Coca-Cola Co/The
1.45%, 06/01/2027 140 142
1.65%, 06/01/2030 140 141
1.75%, 09/06/2024 140 148
2.13%, 09/06/2029 180 189
2.50%, 06/01/2040 140 141
2.60%, 06/01/2050 140 138
2.90%, 05/25/2027 500 553
2.95%, 03/25/2025 310 342
3.38%, 03/25/2027 155 177
Constellation Brands Inc
3.15%, 08/01/2029 90 94
3.20%, 02/15/2023 1,130 1,200
4.10%, 02/15/2048 300 319
Diageo Capital PLC
2.13%, 10/24/2024 200 210
2.13%, 04/29/2032 200 202
2.38%, 10/24/2029 200 211
Diageo Investment Corp
2.88%, 05/11/2022 780 814
Keurig Dr Pepper Inc
3.13%, 12/15/2023 500 536
4.06%, 05/25/2023 360 393
4.42%, 05/25/2025 75 85
4.99%, 05/25/2038 250 315
Molson Coors Beverage Co
2.10%, 07/15/2021 500 505
3.00%, 07/15/2026 105 105
4.20%, 07/15/2046 250 236
PepsiCo Inc
0.75%, 05/01/2023 95 96
1.63%, 05/01/2030 95 96
2.38%, 10/06/2026 590 640
2.63%, 07/29/2029 145 159
2.75%, 03/05/2022 355 371
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
PepsiCo Inc   (continued)
2.75%, 03/01/2023 $ 75 $ 80
2.85%, 02/24/2026 90 99
2.88%, 10/15/2049 145 153
3.00%, 10/15/2027 610 684
3.38%, 07/29/2049 645 738
3.60%, 08/13/2042 400 470
$ 19,719
Biotechnology - 0.32%
Amgen Inc
1.90%, 02/21/2025 155 160
2.20%, 02/21/2027 395 411
2.25%, 08/19/2023 60 63
2.45%, 02/21/2030 155 161
2.65%, 05/11/2022 50 52
3.15%, 02/21/2040 155 163
3.38%, 02/21/2050 155 166
3.88%, 11/15/2021 414 429
4.66%, 06/15/2051 390 508
5.15%, 11/15/2041 225 298
5.75%, 03/15/2040 530 719
Baxalta Inc
5.25%, 06/23/2045 250 336
Biogen Inc
2.25%, 05/01/2030 370 376
4.05%, 09/15/2025 160 183
5.20%, 09/15/2045 30 40
Gilead Sciences Inc
1.95%, 03/01/2022 300 306
2.95%, 03/01/2027 240 265
3.50%, 02/01/2025 75 84
3.65%, 03/01/2026 75 85
3.70%, 04/01/2024 1,175 1,302
4.15%, 03/01/2047 25 32
4.60%, 09/01/2035 590 777
4.75%, 03/01/2046 425 569
$ 7,485
Building Materials - 0.09%
Carrier Global Corp
1.92%, 02/15/2023
(h)
155 157
2.24%, 02/15/2025
(h)
155 155
2.49%, 02/15/2027
(h)
155 149
2.72%, 02/15/2030
(h)
310 295
3.38%, 04/05/2040
(h)
155 138
3.58%, 04/05/2050
(h)
155 138
Johnson Controls International plc
5.13%, 09/14/2045 47 56
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 150
Masco Corp
4.45%, 04/01/2025 300 327
Owens Corning
4.30%, 07/15/2047 300 286
Vulcan Materials Co
3.50%, 06/01/2030 295 307
$ 2,158
Chemicals - 0.34%
Air Products and Chemicals Inc
1.85%, 05/15/2027 80 83
2.80%, 05/15/2050 155 162
Dow Chemical Co/The
3.50%, 10/01/2024 250 265
4.38%, 11/15/2042 610 671
9.40%, 05/15/2039 380 627
DuPont de Nemours Inc
2.17%, 05/01/2023 125 128
4.21%, 11/15/2023 400 434
4.49%, 11/15/2025 250 283

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
DuPont de Nemours Inc   (continued)
5.32%, 11/15/2038 $ 145 $ 184
5.42%, 11/15/2048 185 245
Eastman Chemical Co
4.65%, 10/15/2044 75 84
Ecolab Inc
4.80%, 03/24/2030 155 194
5.50%, 12/08/2041 200 265
LYB International Finance BV
4.88%, 03/15/2044 420 481
LYB International Finance II BV
3.50%, 03/02/2027 300 321
LYB International Finance III LLC
4.20%, 10/15/2049 160 170
Mosaic Co/The
4.25%, 11/15/2023 300 309
5.45%, 11/15/2033 500 508
5.63%, 11/15/2043 25 26
Nutrien Ltd
1.90%, 05/13/2023 95 97
3.00%, 04/01/2025 150 155
3.63%, 03/15/2024 550 589
5.25%, 01/15/2045 300 362
Praxair Inc
2.20%, 08/15/2022 350 362
Sherwin-Williams Co/The
2.30%, 05/15/2030 155 154
2.95%, 08/15/2029 300 318
3.30%, 05/15/2050 155 155
3.80%, 08/15/2049 125 136
Westlake Chemical Corp
5.00%, 08/15/2046 350 346
$ 8,114
Commercial Mortgage Backed Securities - 1.66%
BANK 2018-BNK13
4.22%, 08/15/2061
(i)
1,250 1,448
CFCRE Commercial Mortgage Trust 2017-C8
3.57%, 06/15/2050 1,000 1,091
Citigroup Commercial Mortgage Trust
2013-GC15
4.37%, 09/10/2046
(i)
500 540
Citigroup Commercial Mortgage Trust
2015-GC33
3.52%, 09/10/2058 1,000 1,073
COMM 2012-CCRE2 Mortgage Trust
3.79%, 08/15/2045 200 204
COMM 2012-CCRE4 Mortgage Trust
3.25%, 10/15/2045 500 505
COMM 2014-CCRE15 Mortgage Trust
4.07%, 02/10/2047
(i)
500 539
COMM 2014-CCRE20 Mortgage Trust
3.59%, 11/10/2047 302 323
COMM 2014-LC15 Mortgage Trust
4.20%, 04/10/2047 350 364
COMM 2014-UBS3 Mortgage Trust
3.82%, 06/10/2047 550 582
COMM 2015-DC1 Mortgage Trust
3.08%, 02/10/2048 500 523
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 500 530
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 961
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 2,000 2,190
Fannie Mae-Aces
2.30%, 09/25/2022
(i)
314 321
2.48%, 04/25/2022 233 238
2.51%, 11/25/2022
(i)
859 883
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Fannie Mae-Aces   (continued)
2.60%, 04/25/2023
(i)
$ 65 $ 67
2.82%, 04/25/2025
(i)
800 856
2.94%, 01/25/2026
(i)
1,601 1,716
2.98%, 12/25/2027
(i)
1,000 1,107
3.11%, 08/25/2024
(i)
901 968
3.38%, 07/25/2028
(i)
1,000 1,146
3.63%, 11/25/2028
(i)
250 288
Freddie Mac Multifamily Structured Pass
Through Certificates
2.87%, 12/25/2021 317 325
3.02%, 02/25/2023 44 46
3.06%, 07/25/2023
(i)
150 160
3.17%, 10/25/2024 1,000 1,098
3.21%, 03/25/2025 1,248 1,380
3.24%, 04/25/2027 250 283
3.30%, 04/25/2023
(i)
500 535
3.41%, 12/25/2026 2,000 2,280
3.92%, 09/25/2028
(i)
1,000 1,192
GS Mortgage Securities Trust 2011-GC5
3.71%, 08/10/2044 375 380
GS Mortgage Securities Trust 2013-GCJ14
4.24%, 08/10/2046 50 54
GS Mortgage Securities Trust 2015-GC28
3.40%, 02/10/2048 600 633
GS Mortgage Securities Trust 2016-GS2
3.05%, 05/10/2049 1,000 1,060
JPMBB Commercial Mortgage Securities Trust
2013-C14
4.41%, 08/15/2046
(i)
500 522
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.08%, 02/15/2047 50 54
JPMBB Commercial Mortgage Securities Trust
2014-C19
3.67%, 04/15/2047 500 508
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
4.15%, 08/15/2046
(i)
1,130 1,211
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12
4.26%, 10/15/2046
(i)
500 530
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C15
4.05%, 04/15/2047 580 625
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
3.25%, 02/15/2048 500 528
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 543 561
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,000 2,146
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 950 989
UBS Commercial Mortgage Trust 2012-C1
3.40%, 05/10/2045 64 65
UBS Commercial Mortgage Trust 2018-C12
4.30%, 08/15/2051 2,000 2,307
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 49 51
UBS-Barclays Commercial Mortgage Trust
2012-C4
2.85%, 12/10/2045 100 102
WFRBS Commercial Mortgage Trust 2012-C7
2.30%, 06/15/2045 53 53

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
WFRBS Commercial Mortgage Trust 2013-C14
3.34%, 06/15/2046 $ 500 $ 523
WFRBS Commercial Mortgage Trust 2014-C20
4.00%, 05/15/2047 500 535
$ 39,199
Commercial Services - 0.23%
California Institute of Technology
4.32%, 08/01/2045 50 64
4.70%, 11/01/2111 250 320
Global Payments Inc
2.65%, 02/15/2025 140 147
3.20%, 08/15/2029 140 148
4.15%, 08/15/2049 70 78
4.80%, 04/01/2026 560 644
IHS Markit Ltd
3.63%, 05/01/2024 223 233
Massachusetts Institute of Technology
3.89%, 07/01/2116 375 469
3.96%, 07/01/2038 185 229
4.68%, 07/01/2114 100 144
Moody's Corp
4.50%, 09/01/2022 500 536
5.25%, 07/15/2044 90 119
PayPal Holdings Inc
1.35%, 06/01/2023 155 158
1.65%, 06/01/2025 155 159
2.20%, 09/26/2022 145 150
2.30%, 06/01/2030 155 160
2.40%, 10/01/2024 145 153
2.85%, 10/01/2029 145 157
S&P Global Inc
2.50%, 12/01/2029 55 59
3.25%, 12/01/2049 55 59
4.00%, 06/15/2025 350 400
University of Southern California
2.81%, 10/01/2050 675 694
5.25%, 10/01/2111 20 31
$ 5,311
Computers - 0.68%
Apple Inc
0.75%, 05/11/2023 430 434
1.13%, 05/11/2025 550 559
1.65%, 05/11/2030 155 157
2.20%, 09/11/2029 180 193
2.40%, 01/13/2023 75 79
2.40%, 05/03/2023 75 79
2.45%, 08/04/2026 750 818
2.50%, 02/09/2022 105 109
2.65%, 05/11/2050 155 160
2.90%, 09/12/2027 410 459
2.95%, 09/11/2049 140 152
3.00%, 11/13/2027 300 338
3.20%, 05/11/2027 110 124
3.25%, 02/23/2026 825 931
3.35%, 02/09/2027 390 442
3.45%, 02/09/2045 375 433
3.75%, 09/12/2047 275 335
3.75%, 11/13/2047 195 236
3.85%, 05/04/2043 550 674
4.38%, 05/13/2045 80 105
4.65%, 02/23/2046 170 234
Dell International LLC / EMC Corp
4.00%, 07/15/2024
(h)
300 312
4.42%, 06/15/2021
(h)
800 815
5.30%, 10/01/2029
(h)
300 326
5.45%, 06/15/2023
(h)
105 113
6.02%, 06/15/2026
(h)
300 340
8.10%, 07/15/2036
(h)
370 449
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Dell International LLC / EMC Corp   (continued)
8.35%, 07/15/2046
(h)
$ 245 $ 310
DXC Technology Co
4.75%, 04/15/2027 100 104
Hewlett Packard Enterprise Co
2.25%, 04/01/2023 140 143
4.45%, 10/02/2023 160 173
4.90%, 10/15/2025 200 224
6.20%, 10/15/2035 75 90
6.35%, 10/15/2045 255 303
HP Inc
6.00%, 09/15/2041 355 396
International Business Machines Corp
2.50%, 01/27/2022 500 517
2.85%, 05/13/2022 500 523
3.00%, 05/15/2024 580 627
3.30%, 05/15/2026 500 558
3.45%, 02/19/2026 800 894
3.50%, 05/15/2029 500 570
4.00%, 06/20/2042 400 467
4.15%, 05/15/2039 195 232
4.25%, 05/15/2049 290 358
4.70%, 02/19/2046 145 192
$ 16,087
Consumer Products - 0.05%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 227
Clorox Co/The
1.80%, 05/15/2030 155 156
3.80%, 11/15/2021 30 31
Kimberly-Clark Corp
2.40%, 03/01/2022 30 31
2.75%, 02/15/2026 600 647
2.88%, 02/07/2050 155 166
$ 1,258
Cosmetics & Personal Care - 0.07%
Estee Lauder Cos Inc/The
2.00%, 12/01/2024 235 247
2.38%, 12/01/2029 235 249
Procter & Gamble Co/The
2.45%, 11/03/2026 75 82
2.80%, 03/25/2027 155 172
3.55%, 03/25/2040 155 187
Unilever Capital Corp
2.13%, 09/06/2029 500 523
2.60%, 05/05/2024 200 214
$ 1,674
Credit Card Asset Backed Securities - 0.22%
BA Credit Card Trust
2.70%, 07/17/2023 1,675 1,700
Capital One Multi-Asset Execution Trust
2.84%, 12/15/2024 1,000 1,041
Citibank Credit Card Issuance Trust
2.88%, 01/23/2023 605 614
Discover Card Execution Note Trust
2.39%, 07/15/2024 1,150 1,185
Synchrony Credit Card Master Note Trust
2.21%, 05/15/2024 250 253
2.97%, 03/15/2024 445 450
$ 5,243
Distribution & Wholesale - 0.01%
WW Grainger Inc
4.60%, 06/15/2045 200 246
Diversified Financial Services - 0.84%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.88%, 08/14/2024 1,610 1,333
3.95%, 02/01/2022 200 188

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Air Lease Corp
2.25%, 01/15/2023 $ 195 $ 182
2.30%, 02/01/2025 585 510
3.25%, 10/01/2029 385 322
Ally Financial Inc
8.00%, 11/01/2031 520 651
American Express Co
2.50%, 08/01/2022 1,075 1,116
2.50%, 07/30/2024 220 232
2.65%, 12/02/2022 75 78
2.75%, 05/20/2022 300 311
4.05%, 12/03/2042 600 703
American Express Credit Corp
2.70%, 03/03/2022 75 78
Ameriprise Financial Inc
4.00%, 10/15/2023 775 858
BlackRock Inc
2.40%, 04/30/2030 325 349
3.38%, 06/01/2022 30 32
Brookfield Finance Inc
4.85%, 03/29/2029 500 560
Brookfield Finance LLC
3.45%, 04/15/2050 155 130
Capital One Financial Corp
3.20%, 02/05/2025 60 62
3.30%, 10/30/2024 75 78
3.50%, 06/15/2023 40 42
4.25%, 04/30/2025 1,250 1,362
4.75%, 07/15/2021 400 416
Charles Schwab Corp/The
3.00%, 03/10/2025 300 326
CME Group Inc
3.00%, 09/15/2022 50 53
3.00%, 03/15/2025 575 631
Discover Financial Services
4.10%, 02/09/2027 75 79
GE Capital International Funding Co Unlimited
Co
3.37%, 11/15/2025 1,075 1,092
4.42%, 11/15/2035 1,175 1,174
Intercontinental Exchange Inc
2.10%, 06/15/2030 155 156
3.75%, 12/01/2025 75 85
4.00%, 10/15/2023 475 526
4.25%, 09/21/2048 105 128
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 490 495
Lazard Group LLC
4.50%, 09/19/2028 300 320
Legg Mason Inc
4.75%, 03/15/2026 500 543
5.63%, 01/15/2044 25 30
Mastercard Inc
2.00%, 03/03/2025 270 285
2.95%, 11/21/2026 300 332
3.35%, 03/26/2030 75 87
3.38%, 04/01/2024 150 166
3.85%, 03/26/2050 155 198
Private Export Funding Corp
2.80%, 05/15/2022 500 522
Synchrony Financial
4.25%, 08/15/2024 290 290
4.50%, 07/23/2025 575 580
Visa Inc
1.90%, 04/15/2027 80 84
2.05%, 04/15/2030 155 162
2.70%, 04/15/2040 155 164
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Visa Inc   (continued)
2.75%, 09/15/2027 $ 95 $ 105
2.80%, 12/14/2022 75 79
3.15%, 12/14/2025 470 528
3.65%, 09/15/2047 500 620
4.15%, 12/14/2035 305 394
$ 19,827
Electric - 1.98%
AEP Texas Inc
3.45%, 01/15/2050 50 53
3.95%, 06/01/2028 400 452
Alabama Power Co
4.30%, 07/15/2048 440 539
Ameren Illinois Co
2.70%, 09/01/2022 530 548
3.25%, 03/15/2050 75 80
American Electric Power Co Inc
2.30%, 03/01/2030 155 156
Arizona Public Service Co
4.35%, 11/15/2045 400 465
Baltimore Gas and Electric Co
3.20%, 09/15/2049 315 334
Berkshire Hathaway Energy Co
3.75%, 11/15/2023 750 822
3.80%, 07/15/2048 125 144
6.13%, 04/01/2036 450 651
CenterPoint Energy Houston Electric LLC
4.25%, 02/01/2049 300 371
CenterPoint Energy Inc
2.50%, 09/01/2024 60 62
2.95%, 03/01/2030 100 105
3.70%, 09/01/2049 60 63
Commonwealth Edison Co
3.00%, 03/01/2050 155 162
4.70%, 01/15/2044 150 194
Connecticut Light and Power Co/The
3.20%, 03/15/2027 140 154
Consolidated Edison Co of New York Inc
3.70%, 11/15/2059 80 88
3.88%, 06/15/2047 300 338
4.30%, 12/01/2056 445 534
6.75%, 04/01/2038 530 782
Consumers Energy Co
2.50%, 05/01/2060 155 146
3.10%, 08/15/2050 205 222
Dominion Energy Inc
3.38%, 04/01/2030 155 170
4.05%, 09/15/2042 500 543
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 540 733
DTE Electric Co
2.25%, 03/01/2030 155 160
2.63%, 03/01/2031 155 166
3.70%, 03/15/2045 200 228
3.95%, 03/01/2049 300 362
DTE Energy Co
2.25%, 11/01/2022 145 150
Duke Energy Carolinas LLC
2.45%, 08/15/2029 175 186
3.20%, 08/15/2049 200 217
4.00%, 09/30/2042 280 332
5.30%, 02/15/2040 250 340
6.00%, 12/01/2028 500 642
Duke Energy Corp
2.65%, 09/01/2026 90 96
3.15%, 08/15/2027 90 98

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Florida LLC
2.50%, 12/01/2029 $ 125 $ 134
3.20%, 01/15/2027 500 551
3.40%, 10/01/2046 200 222
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 155
Duke Energy Ohio Inc
2.13%, 06/01/2030 155 159
Duke Energy Progress LLC
3.60%, 09/15/2047 610 687
4.38%, 03/30/2044 400 498
Emera US Finance LP
3.55%, 06/15/2026 300 326
4.75%, 06/15/2046 75 85
Entergy Louisiana LLC
3.12%, 09/01/2027 300 323
3.25%, 04/01/2028 500 542
Entergy Texas Inc
4.00%, 03/30/2029 300 342
Evergy Inc
2.45%, 09/15/2024 140 147
4.85%, 06/01/2021 30 31
Evergy Metro Inc
2.25%, 06/01/2030 155 159
4.13%, 04/01/2049 400 484
Exelon Corp
3.40%, 04/15/2026 1,840 2,041
3.50%, 06/01/2022 90 94
4.95%, 06/15/2035 320 392
Exelon Generation Co LLC
4.25%, 06/15/2022 500 527
FirstEnergy Corp
3.90%, 07/15/2027 735 821
4.85%, 07/15/2047 475 599
7.38%, 11/15/2031 60 88
Florida Power & Light Co
2.75%, 06/01/2023 500 529
3.15%, 10/01/2049 180 202
3.70%, 12/01/2047 70 84
4.05%, 10/01/2044 145 180
5.65%, 02/01/2037 250 345
Fortis Inc/Canada
3.06%, 10/04/2026 310 332
Georgia Power Co
2.20%, 09/15/2024 140 146
3.25%, 03/30/2027 750 812
Hydro-Quebec
8.05%, 07/07/2024 530 678
Interstate Power and Light Co
2.30%, 06/01/2030
(g)
40 40
Kentucky Utilities Co
3.30%, 06/01/2050
(g)
155 162
MidAmerican Energy Co
3.15%, 04/15/2050 145 156
3.65%, 04/15/2029 300 356
Mississippi Power Co
4.25%, 03/15/2042 30 33
National Rural Utilities Cooperative Finance Corp
2.40%, 03/15/2030 430 448
2.85%, 01/27/2025 100 109
3.05%, 02/15/2022 530 549
Nevada Power Co
2.40%, 05/01/2030 445 468
NextEra Energy Capital Holdings Inc
2.25%, 06/01/2030 250 256
2.40%, 09/01/2021 765 783
2.75%, 11/01/2029 105 113
3.55%, 05/01/2027 475 534
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc
(continued)
5.65%, 05/01/2079
(f)
$ 350 $ 379
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.90%, 03/01/2050 70 74
5.35%, 11/01/2039 30 41
NSTAR Electric Co
2.38%, 10/15/2022 500 518
3.20%, 05/15/2027 300 333
Oncor Electric Delivery Co LLC
3.10%, 09/15/2049 195 211
5.25%, 09/30/2040 530 716
PacifiCorp
6.00%, 01/15/2039 500 704
PECO Energy Co
2.38%, 09/15/2022 330 339
3.70%, 09/15/2047 297 352
4.15%, 10/01/2044 400 490
Potomac Electric Power Co
3.60%, 03/15/2024 30 33
PPL Capital Funding Inc
3.50%, 12/01/2022 700 732
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 73
3.95%, 06/01/2047 300 355
Progress Energy Inc
3.15%, 04/01/2022 40 41
PSEG Power LLC
8.63%, 04/15/2031 300 413
Public Service Co of Colorado
2.70%, 01/15/2051 95 96
3.70%, 06/15/2028 200 229
3.80%, 06/15/2047 400 465
Public Service Electric and Gas Co
2.45%, 01/15/2030 155 164
3.15%, 01/01/2050 155 170
3.25%, 09/01/2023 200 216
3.65%, 09/01/2028 200 231
Puget Energy Inc
6.00%, 09/01/2021 500 526
Puget Sound Energy Inc
3.25%, 09/15/2049 350 368
San Diego Gas & Electric Co
3.32%, 04/15/2050 155 165
4.50%, 08/15/2040 350 420
Sempra Energy
4.00%, 02/01/2048 70 78
6.00%, 10/15/2039 394 522
Southern California Edison Co
2.25%, 06/01/2030 155 154
2.85%, 08/01/2029 100 104
3.65%, 02/01/2050 310 326
4.00%, 04/01/2047 70 77
4.65%, 10/01/2043 415 485
5.50%, 03/15/2040 350 455
5.95%, 02/01/2038 30 39
Southern Co/The
2.35%, 07/01/2021 430 437
2.95%, 07/01/2023 105 111
4.40%, 07/01/2046 400 473
Southern Power Co
2.50%, 12/15/2021 300 308
4.95%, 12/15/2046 300 317
Southwestern Electric Power Co
3.85%, 02/01/2048 300 318
4.10%, 09/15/2028 500 564
6.20%, 03/15/2040 390 527

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southwestern Public Service Co
4.50%, 08/15/2041 $ 300 $ 362
Tampa Electric Co
4.45%, 06/15/2049 300 380
Union Electric Co
3.65%, 04/15/2045 500 564
Virginia Electric and Power Co
3.15%, 01/15/2026 775 857
3.30%, 12/01/2049
(e)
560 623
WEC Energy Group Inc
3.55%, 06/15/2025 70 77
Wisconsin Electric Power Co
2.05%, 12/15/2024 500 519
Xcel Energy Inc
2.60%, 12/01/2029 140 146
4.00%, 06/15/2028 300 346
$ 46,633
Electronics - 0.07%
Arrow Electronics Inc
4.50%, 03/01/2023 30 32
Honeywell International Inc
1.35%, 06/01/2025 80 81
1.95%, 06/01/2030 315 323
2.15%, 08/08/2022 70 73
2.30%, 08/15/2024 595 632
2.70%, 08/15/2029 70 77
2.80%, 06/01/2050 155 163
Roper Technologies Inc
2.35%, 09/15/2024 90 93
2.95%, 09/15/2029 75 80
Tyco Electronics Group SA
7.13%, 10/01/2037 37 55
$ 1,609
Environmental Control - 0.11%
Republic Services Inc
2.30%, 03/01/2030 85 87
2.50%, 08/15/2024 515 545
2.90%, 07/01/2026 535 580
Waste Management Inc
3.50%, 05/15/2024 1,000 1,091
4.15%, 07/15/2049 155 190
$ 2,493
Finance - Mortgage Loan/Banker - 0.76%
Fannie Mae
1.38%, 09/06/2022 300 308
2.00%, 01/05/2022 500 514
2.13%, 04/24/2026 1,000 1,087
2.25%, 04/12/2022 500 519
2.50%, 02/05/2024 500 540
2.63%, 01/11/2022 500 519
2.63%, 09/06/2024 1,550 1,697
5.63%, 07/15/2037 65 105
6.63%, 11/15/2030 500 776
7.13%, 01/15/2030 250 390
7.25%, 05/15/2030 249 396
Federal Home Loan Banks
1.13%, 07/14/2021 950 960
1.88%, 11/29/2021 1,250 1,282
2.50%, 02/13/2024 1,900 2,048
3.00%, 10/12/2021 1,500 1,558
3.25%, 11/16/2028
(e)
1,000 1,191
5.50%, 07/15/2036 530 827
5.63%, 06/11/2021 65 69
Freddie Mac
2.38%, 01/13/2022 1,250 1,294
2.75%, 06/19/2023 1,000 1,076
6.25%, 07/15/2032 500 787
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Freddie Mac   (continued)
6.75%, 03/15/2031 $ 43 $ 68
$ 18,011
Food - 0.34%
Campbell Soup Co
3.95%, 03/15/2025 565 627
4.15%, 03/15/2028 185 212
Conagra Brands Inc
4.30%, 05/01/2024 500 551
4.85%, 11/01/2028 140 166
5.30%, 11/01/2038 85 108
5.40%, 11/01/2048 85 113
General Mills Inc
3.15%, 12/15/2021 30 31
3.70%, 10/17/2023 475 518
4.00%, 04/17/2025 75 85
4.20%, 04/17/2028 150 175
Hershey Co/The
1.70%, 06/01/2030
(g)
155 156
2.65%, 06/01/2050
(g)
185 188
JM Smucker Co/The
3.00%, 03/15/2022 300 308
4.25%, 03/15/2035 300 347
Kellogg Co
2.10%, 06/01/2030
(g)
155 155
2.65%, 12/01/2023 384 405
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 12
Kroger Co/The
2.95%, 11/01/2021 500 515
3.95%, 01/15/2050 420 472
4.45%, 02/01/2047 25 30
5.15%, 08/01/2043 300 384
5.40%, 07/15/2040 30 39
Mondelez International Inc
2.13%, 04/13/2023 230 238
2.75%, 04/13/2030 185 195
Sysco Corp
2.40%, 02/15/2030 285 266
3.30%, 07/15/2026 500 515
Tyson Foods Inc
3.55%, 06/02/2027 75 84
4.35%, 03/01/2029 675 800
4.88%, 08/15/2034 350 423
$ 8,118
Forest Products & Paper - 0.10%
Fibria Overseas Finance Ltd
5.50%, 01/17/2027 300 310
Georgia-Pacific LLC
7.75%, 11/15/2029 20 29
8.00%, 01/15/2024 400 491
International Paper Co
3.65%, 06/15/2024 250 274
4.40%, 08/15/2047 350 391
7.30%, 11/15/2039 326 461
Suzano Austria GmbH
5.00%, 01/15/2030 350 344
$ 2,300
Gas - 0.11%
Atmos Energy Corp
3.38%, 09/15/2049 145 162
4.13%, 10/15/2044 250 301
Dominion Energy Gas Holdings LLC
2.50%, 11/15/2024 150 156
4.60%, 12/15/2044 200 215
NiSource Inc
3.60%, 05/01/2030 160 181
4.38%, 05/15/2047 630 750

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Southern California Gas Co
2.55%, 02/01/2030 $ 155 $ 165
Washington Gas Light Co
3.80%, 09/15/2046 500 551
$ 2,481
Hand & Machine Tools - 0.04%
Snap-on Inc
3.25%, 03/01/2027 500 538
Stanley Black & Decker Inc
2.30%, 03/15/2030 155 159
3.40%, 12/01/2021 250 258
$ 955
Healthcare - Products - 0.27%
Abbott Laboratories
4.75%, 04/15/2043 300 398
4.90%, 11/30/2046 400 564
Baxter International Inc
2.60%, 08/15/2026 400 431
Boston Scientific Corp
1.90%, 06/01/2025 155 158
2.65%, 06/01/2030 155 161
Danaher Corp
4.38%, 09/15/2045 300 369
DH Europe Finance II Sarl
2.05%, 11/15/2022 150 155
2.60%, 11/15/2029 150 158
3.25%, 11/15/2039 150 164
Koninklijke Philips NV
5.00%, 03/15/2042 30 37
Medtronic Inc
3.50%, 03/15/2025 394 446
4.38%, 03/15/2035 222 283
4.63%, 03/15/2045 86 116
Stryker Corp
3.38%, 11/01/2025 75 84
3.50%, 03/15/2026 575 647
4.38%, 05/15/2044 25 31
Thermo Fisher Scientific Inc
2.60%, 10/01/2029 145 156
2.95%, 09/19/2026 300 329
4.13%, 03/25/2025 155 176
4.15%, 02/01/2024 600 668
Zimmer Biomet Holdings Inc
3.15%, 04/01/2022 275 284
3.55%, 04/01/2025 575 619
$ 6,434
Healthcare - Services - 0.65%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 338
Aetna Inc
2.75%, 11/15/2022 250 259
2.80%, 06/15/2023 50 52
3.88%, 08/15/2047 60 66
6.63%, 06/15/2036 253 354
6.75%, 12/15/2037 205 290
AHS Hospital Corp
5.02%, 07/01/2045 400 513
Anthem Inc
2.88%, 09/15/2029 220 238
3.13%, 05/15/2050 75 77
3.50%, 08/15/2024 450 492
3.65%, 12/01/2027 360 408
4.10%, 03/01/2028 255 296
4.38%, 12/01/2047 300 365
4.65%, 01/15/2043 30 37
4.65%, 08/15/2044 500 623
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 158
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Duke University Health System Inc
3.92%, 06/01/2047 $ 300 $ 369
HCA Inc
4.75%, 05/01/2023 500 541
5.25%, 06/15/2026 970 1,103
Humana Inc
3.13%, 08/15/2029 70 75
4.50%, 04/01/2025 155 175
4.63%, 12/01/2042 500 614
Kaiser Foundation Hospitals
3.27%, 11/01/2049 225 244
Laboratory Corp of America Holdings
2.30%, 12/01/2024 300 313
2.95%, 12/01/2029 300 316
4.70%, 02/01/2045 250 302
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 150 187
4.20%, 07/01/2055 250 314
Northwell Healthcare Inc
3.98%, 11/01/2046 500 506
Partners Healthcare System Inc
3.19%, 07/01/2049 310 316
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 285
Quest Diagnostics Inc
2.95%, 06/30/2030 155 163
Trinity Health Corp
4.13%, 12/01/2045 250 289
UnitedHealth Group Inc
1.25%, 01/15/2026 155 157
2.00%, 05/15/2030 155 160
2.38%, 08/15/2024 250 265
2.75%, 05/15/2040 155 162
2.88%, 03/15/2023 250 266
2.88%, 08/15/2029 150 167
2.90%, 05/15/2050 155 161
3.10%, 03/15/2026 250 278
3.50%, 08/15/2039 375 433
3.70%, 08/15/2049 300 355
3.75%, 07/15/2025 440 503
4.25%, 06/15/2048 110 140
4.45%, 12/15/2048 95 125
4.75%, 07/15/2045 500 671
6.50%, 06/15/2037 500 760
$ 15,281
Home Furnishings - 0.01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 262
Insurance - 0.81%
Aflac Inc
3.63%, 11/15/2024 300 335
Alleghany Corp
4.90%, 09/15/2044 325 367
Allstate Corp/The
3.28%, 12/15/2026 335 372
5.35%, 06/01/2033 350 470
American International Group Inc
3.75%, 07/10/2025 75 82
3.90%, 04/01/2026 500 550
4.20%, 04/01/2028 485 540
4.25%, 03/15/2029 300 333
4.38%, 01/15/2055 300 325
4.50%, 07/16/2044 75 84
4.88%, 06/01/2022 955 1,027
5.75%, 04/01/2048
(f)
400 406
3 Month USD LIBOR + 2.87%

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Aon Corp
2.20%, 11/15/2022 $ 60 $ 62
2.80%, 05/15/2030 155 163
Aon PLC
3.50%, 06/14/2024 250 270
4.75%, 05/15/2045 270 335
Athene Holding Ltd
4.13%, 01/12/2028 575 557
AXA SA
8.60%, 12/15/2030 30 42
Berkshire Hathaway Finance Corp
1.85%, 03/12/2030 80 82
4.20%, 08/15/2048 180 224
5.75%, 01/15/2040 25 36
Berkshire Hathaway Inc
2.75%, 03/15/2023 60 64
3.13%, 03/15/2026 275 307
3.75%, 08/15/2021 750 784
4.50%, 02/11/2043 350 460
Brown & Brown Inc
4.50%, 03/15/2029 300 313
Chubb Corp/The
6.50%, 05/15/2038 326 478
Chubb INA Holdings Inc
2.70%, 03/13/2023 300 316
CNA Financial Corp
5.75%, 08/15/2021 40 42
Equitable Holdings Inc
4.35%, 04/20/2028 140 150
5.00%, 04/20/2048 90 93
First American Financial Corp
4.60%, 11/15/2024 300 319
Hartford Financial Services Group Inc/The
3.60%, 08/19/2049 140 144
Lincoln National Corp
3.40%, 01/15/2031 450 469
Manulife Financial Corp
4.15%, 03/04/2026 300 342
Marsh & McLennan Cos Inc
4.38%, 03/15/2029 1,275 1,509
4.90%, 03/15/2049 110 147
MetLife Inc
3.60%, 11/13/2025 400 453
4.05%, 03/01/2045 450 516
4.13%, 08/13/2042 250 287
4.60%, 05/13/2046 195 243
4.88%, 11/13/2043 50 64
6.40%, 12/15/2066 430 498
3 Month USD LIBOR + 2.21%
Progressive Corp/The
3.20%, 03/26/2030 155 173
3.75%, 08/23/2021 30 31
4.20%, 03/15/2048 400 518
4.35%, 04/25/2044 30 38
Prudential Financial Inc
2.10%, 03/10/2030
(e)
155 155
3.70%, 03/13/2051 185 195
3.91%, 12/07/2047 570 607
4.35%, 02/25/2050 565 651
5.20%, 03/15/2044
(f)
400 403
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 280 368
Reinsurance Group of America Inc
4.70%, 09/15/2023 30 32
Travelers Cos Inc/The
4.00%, 05/30/2047 560 685
Voya Financial Inc
3.65%, 06/15/2026 335 360
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Willis North America Inc
2.95%, 09/15/2029 $ 50 $ 51
3.88%, 09/15/2049 140 150
$ 19,077
Internet - 0.27%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 260 288
3.60%, 11/28/2024 1,325 1,440
4.40%, 12/06/2057 240 302
Amazon.com Inc
2.50%, 11/29/2022 75 79
2.80%, 08/22/2024 75 82
3.15%, 08/22/2027 485 550
3.80%, 12/05/2024 75 85
3.88%, 08/22/2037 1,005 1,231
4.25%, 08/22/2057 75 104
4.80%, 12/05/2034 350 474
Baidu Inc
3.08%, 04/07/2025 200 208
4.13%, 06/30/2025 650 708
eBay Inc
1.90%, 03/11/2025 155 156
2.60%, 07/15/2022 450 464
3.45%, 08/01/2024 60 65
4.00%, 07/15/2042 20 21
$ 6,257
Iron & Steel - 0.06%
Nucor Corp
2.00%, 06/01/2025 155 158
4.00%, 08/01/2023 250 270
Steel Dynamics Inc
2.80%, 12/15/2024 75 76
Vale Overseas Ltd
6.25%, 08/10/2026 200 229
6.88%, 11/10/2039 550 689
$ 1,422
Leisure Products & Services - 0.01%
Harley-Davidson Inc
3.50%, 07/28/2025 300 303
Lodging - 0.08%
Las Vegas Sands Corp
3.20%, 08/08/2024 140 136
3.50%, 08/18/2026 70 67
3.90%, 08/08/2029 140 133
Marriott International Inc/MD
2.30%, 01/15/2022 350 345
Sands China Ltd
5.13%, 08/08/2025 1,185 1,247
$ 1,928
Machinery - Construction & Mining - 0.11%
Caterpillar Financial Services Corp
1.70%, 08/09/2021 250 253
1.90%, 09/06/2022 360 370
1.93%, 10/01/2021 500 507
1.95%, 11/18/2022 580 599
Caterpillar Inc
2.60%, 04/09/2030 160 173
3.25%, 09/19/2049 145 161
3.40%, 05/15/2024 500 549
3.80%, 08/15/2042 50 59
$ 2,671
Machinery - Diversified - 0.17%
Deere & Co
2.88%, 09/07/2049 140 146
3.10%, 04/15/2030 155 176
3.90%, 06/09/2042 500 613

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Dover Corp
5.38%, 03/01/2041 $ 30 $ 37
John Deere Capital Corp
1.20%, 04/06/2023 115 117
1.95%, 06/13/2022 865 890
2.05%, 01/09/2025
(e)
155 163
2.80%, 03/06/2023 500 530
2.80%, 07/18/2029 255 281
3.35%, 06/12/2024 300 328
Otis Worldwide Corp
2.06%, 04/05/2025
(h)
155 159
2.57%, 02/15/2030
(h)
155 157
3.36%, 02/15/2050
(h)
155 156
Westinghouse Air Brake Technologies Corp
4.95%, 09/15/2028 300 315
$ 4,068
Media - 1.04%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.80%, 04/01/2031 110 110
3.70%, 04/01/2051 110 105
4.46%, 07/23/2022 1,075 1,144
4.80%, 03/01/2050 260 290
4.91%, 07/23/2025 70 80
5.38%, 04/01/2038 50 60
5.38%, 05/01/2047 575 682
5.75%, 04/01/2048 280 344
6.38%, 10/23/2035 805 1,054
Comcast Cable Communications Holdings Inc
9.46%, 11/15/2022 20 24
Comcast Corp
2.35%, 01/15/2027 155 164
2.65%, 02/01/2030 115 122
2.75%, 03/01/2023 50 53
2.85%, 01/15/2023 25 27
3.10%, 04/01/2025 155 169
3.13%, 07/15/2022 610 645
3.15%, 03/01/2026 75 83
3.15%, 02/15/2028 365 401
3.25%, 11/01/2039 230 252
3.38%, 02/15/2025 635 704
3.38%, 08/15/2025 300 333
3.45%, 02/01/2050 470 524
3.55%, 05/01/2028 225 255
3.75%, 04/01/2040 455 519
3.90%, 03/01/2038 290 339
3.97%, 11/01/2047 105 124
4.00%, 03/01/2048 200 238
4.00%, 11/01/2049 205 243
4.05%, 11/01/2052 90 108
4.15%, 10/15/2028 545 645
4.50%, 01/15/2043 25 31
4.60%, 08/15/2045 270 342
4.65%, 07/15/2042 75 95
4.70%, 10/15/2048 570 743
5.65%, 06/15/2035 500 706
6.40%, 03/01/2040 500 735
6.45%, 03/15/2037 620 906
Discovery Communications LLC
2.95%, 03/20/2023 40 42
3.63%, 05/15/2030 60 63
3.95%, 06/15/2025 350 378
3.95%, 03/20/2028 500 539
5.00%, 09/20/2037 30 33
5.20%, 09/20/2047 385 428
6.35%, 06/01/2040 40 49
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Fox Corp
3.05%, 04/07/2025 $ 40 $ 43
4.03%, 01/25/2024 300 330
4.71%, 01/25/2029 435 509
5.48%, 01/25/2039 110 141
5.58%, 01/25/2049 140 188
Grupo Televisa SAB
5.00%, 05/13/2045 300 315
NBCUniversal Media LLC
2.88%, 01/15/2023 10 11
Thomson Reuters Corp
3.35%, 05/15/2026 400 424
5.85%, 04/15/2040 30 37
Time Warner Cable LLC
4.00%, 09/01/2021 55 56
4.50%, 09/15/2042 665 713
5.88%, 11/15/2040 400 492
6.55%, 05/01/2037 50 64
7.30%, 07/01/2038 60 80
Time Warner Entertainment Co LP
8.38%, 07/15/2033 20 29
TWDC Enterprises 18 Corp
2.75%, 08/16/2021 35 36
7.00%, 03/01/2032 30 43
ViacomCBS Inc
4.20%, 06/01/2029 300 320
4.20%, 05/19/2032 505 528
4.38%, 03/15/2043 400 382
4.85%, 07/01/2042 300 297
7.88%, 07/30/2030 30 41
Walt Disney Co/The
1.75%, 01/13/2026 440 452
2.00%, 09/01/2029 250 253
2.20%, 01/13/2028 155 162
2.65%, 01/13/2031 300 319
2.75%, 09/01/2049 285 277
3.35%, 03/24/2025 380 419
3.38%, 11/15/2026 170 190
3.50%, 05/13/2040 155 170
3.60%, 01/13/2051 155 172
3.70%, 03/23/2027 380 431
4.63%, 03/23/2040 760 947
4.75%, 11/15/2046 390 510
6.40%, 12/15/2035 179 264
$ 24,576
Metal Fabrication & Hardware - 0.01%
Precision Castparts Corp
3.25%, 06/15/2025 75 83
3.90%, 01/15/2043 193 214
$ 297
Mining - 0.15%
Barrick North America Finance LLC
5.75%, 05/01/2043 280 385
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 208
5.00%, 09/30/2043 525 730
Newmont Corp
2.25%, 10/01/2030 410 406
3.63%, 06/09/2021 30 31
3.70%, 03/15/2023 66 68
6.25%, 10/01/2039 100 139
Rio Tinto Alcan Inc
5.75%, 06/01/2035 400 569
6.13%, 12/15/2033 30 42
Rio Tinto Finance USA Ltd
3.75%, 06/15/2025 75 86

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Southern Copper Corp
3.88%, 04/23/2025 $ 500 $ 533
5.88%, 04/23/2045 350 423
$ 3,620
Miscellaneous Manufacturers - 0.31%
3M Co
1.75%, 02/14/2023 585 606
2.00%, 02/14/2025 340 356
2.38%, 08/26/2029 990 1,049
3.25%, 08/26/2049 100 111
Eaton Corp
2.75%, 11/02/2022 520 544
4.15%, 11/02/2042 95 112
General Electric Co
3.10%, 01/09/2023 75 77
3.15%, 09/07/2022 500 512
3.45%, 05/01/2027 80 79
3.63%, 05/01/2030 140 138
4.13%, 10/09/2042 3 3
4.25%, 05/01/2040 80 78
4.35%, 05/01/2050 145 142
5.88%, 01/14/2038 420 469
6.15%, 08/07/2037 435 498
6.75%, 03/15/2032 310 371
Illinois Tool Works Inc
2.65%, 11/15/2026 90 100
3.50%, 03/01/2024 540 592
Ingersoll-Rand Luxembourg Finance SA
3.50%, 03/21/2026 250 269
Parker-Hannifin Corp
3.30%, 11/21/2024 300 320
3.50%, 09/15/2022 30 31
4.10%, 03/01/2047 335 379
Textron Inc
4.00%, 03/15/2026 500 515
$ 7,351
Oil & Gas - 1.27%
BP Capital Markets America Inc
2.94%, 04/06/2023 130 137
3.00%, 02/24/2050 155 151
3.12%, 05/04/2026 110 120
3.19%, 04/06/2025 215 234
3.25%, 05/06/2022 640 668
3.54%, 04/06/2027 215 236
3.59%, 04/14/2027 200 222
3.79%, 02/06/2024 435 473
BP Capital Markets PLC
2.50%, 11/06/2022 75 78
3.28%, 09/19/2027 115 125
3.51%, 03/17/2025 75 83
3.72%, 11/28/2028 380 427
Canadian Natural Resources Ltd
3.80%, 04/15/2024 470 495
6.25%, 03/15/2038 400 452
Chevron Corp
1.14%, 05/11/2023 535 545
1.55%, 05/11/2025 535 549
2.00%, 05/11/2027 155 162
2.24%, 05/11/2030 155 163
2.98%, 05/11/2040 40 43
3.08%, 05/11/2050 155 168
3.33%, 11/17/2025 165 185
CNOOC Finance 2013 Ltd
2.88%, 09/30/2029 200 210
CNOOC Finance 2014 ULC
4.25%, 04/30/2024 500 548
Concho Resources Inc
4.88%, 10/01/2047 175 193
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
ConocoPhillips
6.50%, 02/01/2039 $ 490 $ 709
ConocoPhillips Co
4.95%, 03/15/2026 500 595
ConocoPhillips Holding Co
6.95%, 04/15/2029 400 550
Devon Energy Corp
5.00%, 06/15/2045 75 67
5.60%, 07/15/2041 570 529
Diamondback Energy Inc
2.88%, 12/01/2024 150 146
3.25%, 12/01/2026 150 146
Ecopetrol SA
5.88%, 09/18/2023 390 422
5.88%, 05/28/2045 400 416
EOG Resources Inc
2.63%, 03/15/2023 480 500
4.15%, 01/15/2026 500 568
Equinor ASA
1.75%, 01/22/2026 155 158
2.88%, 04/06/2025 155 167
3.00%, 04/06/2027 155 168
3.15%, 01/23/2022 1,800 1,864
3.25%, 11/18/2049 190 200
3.63%, 04/06/2040 155 174
Exxon Mobil Corp
1.57%, 04/15/2023 235 242
1.90%, 08/16/2022 400 412
2.02%, 08/16/2024 200 209
2.28%, 08/16/2026 400 428
2.61%, 10/15/2030 315 334
2.99%, 03/19/2025 315 344
3.00%, 08/16/2039 150 156
3.10%, 08/16/2049 450 468
3.45%, 04/15/2051 155 171
4.23%, 03/19/2040 315 383
Hess Corp
4.30%, 04/01/2027 300 302
7.13%, 03/15/2033 21 23
7.30%, 08/15/2031 349 375
HollyFrontier Corp
5.88%, 04/01/2026 500 542
Husky Energy Inc
4.00%, 04/15/2024 500 500
Marathon Oil Corp
2.80%, 11/01/2022 75 73
3.85%, 06/01/2025 500 474
4.40%, 07/15/2027 300 278
Marathon Petroleum Corp
3.63%, 09/15/2024 145 151
5.00%, 09/15/2054 200 193
Newfield Exploration Co
5.63%, 07/01/2024 300 273
Nexen Inc
6.40%, 05/15/2037 730 1,015
7.50%, 07/30/2039 39 61
Noble Energy Inc
3.25%, 10/15/2029 290 252
4.20%, 10/15/2049 570 463
Phillips 66
3.85%, 04/09/2025 95 104
4.30%, 04/01/2022 75 80
4.88%, 11/15/2044 400 498
5.88%, 05/01/2042 30 41
Shell International Finance BV
2.00%, 11/07/2024 150 156
2.38%, 04/06/2025 105 112
2.38%, 11/07/2029 150 157

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Shell International Finance BV   (continued)
2.75%, 04/06/2030 $ 105 $ 114
2.88%, 05/10/2026 155 169
3.13%, 11/07/2049 150 155
3.25%, 05/11/2025 355 392
3.25%, 04/06/2050 105 112
3.50%, 11/13/2023 235 256
3.88%, 11/13/2028 235 272
4.13%, 05/11/2035 335 411
4.38%, 05/11/2045 575 711
6.38%, 12/15/2038 410 629
Suncor Energy Inc
2.80%, 05/15/2023 155 159
4.00%, 11/15/2047 450 462
6.80%, 05/15/2038 364 450
6.85%, 06/01/2039 73 94
Total Capital International SA
2.22%, 07/12/2021 500 507
2.83%, 01/10/2030 130 139
3.13%, 05/29/2050 155 157
3.46%, 02/19/2029 500 557
3.46%, 07/12/2049 75 81
Valero Energy Corp
4.00%, 04/01/2029 585 645
6.63%, 06/15/2037 60 78
7.50%, 04/15/2032 60 79
$ 29,945
Oil & Gas Services - 0.10%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 75 78
3.14%, 11/07/2029 150 151
3.34%, 12/15/2027 135 140
Halliburton Co
3.25%, 11/15/2021 530 537
3.80%, 11/15/2025 14 15
4.85%, 11/15/2035 400 405
5.00%, 11/15/2045 230 229
7.45%, 09/15/2039 26 32
National Oilwell Varco Inc
2.60%, 12/01/2022 135 133
3.60%, 12/01/2029 150 140
3.95%, 12/01/2042 400 308
Schlumberger Investment SA
3.65%, 12/01/2023 75 79
$ 2,247
Packaging & Containers - 0.04%
Packaging Corp of America
3.00%, 12/15/2029 300 315
4.05%, 12/15/2049 150 175
WRKCo Inc
4.90%, 03/15/2029 400 461
$ 951
Pharmaceuticals - 1.77%
AbbVie Inc
2.15%, 11/19/2021
(h)
300 305
2.30%, 11/21/2022
(h)
300 309
2.60%, 11/21/2024
(h)
445 468
2.85%, 05/14/2023 40 42
2.90%, 11/06/2022 550 576
2.95%, 11/21/2026
(h)
300 322
3.20%, 05/14/2026 390 423
3.20%, 11/21/2029
(h)
745 805
3.60%, 05/14/2025 170 187
3.80%, 03/15/2025
(h)
395 436
3.85%, 06/15/2024
(h)
90 98
4.05%, 11/21/2039
(h)
375 419
4.25%, 11/14/2028 140 163
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AbbVie Inc   (continued)
4.25%, 11/21/2049
(h)
$ 595 $ 684
4.30%, 05/14/2036 280 321
4.40%, 11/06/2042 25 29
4.45%, 05/14/2046 270 313
4.50%, 05/14/2035 245 289
4.55%, 03/15/2035
(h)
170 199
4.70%, 05/14/2045 320 382
4.75%, 03/15/2045
(h)
300 358
4.85%, 06/15/2044
(h)
30 36
4.88%, 11/14/2048 170 212
AmerisourceBergen Corp
3.40%, 05/15/2024 30 32
AstraZeneca PLC
2.38%, 06/12/2022 830 857
3.38%, 11/16/2025 180 201
4.00%, 01/17/2029 400 474
4.00%, 09/18/2042 300 367
4.38%, 08/17/2048 60 79
6.45%, 09/15/2037 30 45
Becton Dickinson and Co
2.82%, 05/20/2030 155 164
3.73%, 12/15/2024 731 803
4.67%, 06/06/2047 155 193
4.69%, 12/15/2044 59 72
Bristol-Myers Squibb Co
2.90%, 07/26/2024
(h)
520 561
3.25%, 02/20/2023
(h)
85 91
3.25%, 08/01/2042 515 584
3.40%, 07/26/2029
(h)
455 522
3.45%, 11/15/2027
(h)
90 103
3.88%, 08/15/2025
(h)
790 897
3.90%, 02/20/2028
(h)
130 151
4.13%, 06/15/2039
(h)
195 246
4.25%, 10/26/2049
(h)
360 474
4.35%, 11/15/2047
(h)
210 272
4.55%, 02/20/2048
(h)
220 294
5.00%, 08/15/2045
(h)
305 422
Cardinal Health Inc
3.41%, 06/15/2027 400 444
4.60%, 03/15/2043 430 456
Cigna Corp
2.40%, 03/15/2030 155 160
3.20%, 03/15/2040 155 163
3.40%, 09/17/2021 100 103
3.75%, 07/15/2023 403 438
3.88%, 10/15/2047
(h)
185 208
4.13%, 11/15/2025 170 193
4.38%, 10/15/2028 300 352
4.80%, 08/15/2038 170 213
4.80%, 07/15/2046
(h)
500 624
4.90%, 12/15/2048 395 518
CVS Health Corp
2.13%, 06/01/2021 35 35
2.63%, 08/15/2024 140 148
2.75%, 12/01/2022 750 782
2.88%, 06/01/2026 1,560 1,668
3.00%, 08/15/2026 105 114
3.25%, 08/15/2029 140 151
3.50%, 07/20/2022 860 906
3.70%, 03/09/2023 530 568
3.88%, 07/20/2025 60 67
4.00%, 12/05/2023 50 54
4.10%, 03/25/2025 75 84
4.30%, 03/25/2028 1,150 1,314
5.05%, 03/25/2048 770 988
5.13%, 07/20/2045 430 546

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Eli Lilly and Co
2.25%, 05/15/2050 $ 740 $ 698
GlaxoSmithKline Capital Inc
3.38%, 05/15/2023 190 205
3.63%, 05/15/2025 85 97
3.88%, 05/15/2028 165 194
6.38%, 05/15/2038 430 649
GlaxoSmithKline Capital PLC
2.88%, 06/01/2022 500 522
Johnson & Johnson
2.45%, 03/01/2026 225 246
2.90%, 01/15/2028 110 124
2.95%, 03/03/2027 110 122
3.40%, 01/15/2038 500 583
3.50%, 01/15/2048 140 170
3.55%, 03/01/2036 750 882
3.70%, 03/01/2046 90 112
5.95%, 08/15/2037 75 114
McKesson Corp
4.88%, 03/15/2044 80 97
Mead Johnson Nutrition Co
4.60%, 06/01/2044 30 36
Merck & Co Inc
2.35%, 02/10/2022 50 52
2.80%, 05/18/2023 75 80
3.70%, 02/10/2045 875 1,064
3.90%, 03/07/2039 385 478
4.00%, 03/07/2049 170 219
Mylan NV
3.15%, 06/15/2021 535 545
3.95%, 06/15/2026 530 577
5.25%, 06/15/2046 305 353
Novartis Capital Corp
2.00%, 02/14/2027 310 328
2.20%, 08/14/2030 155 164
2.75%, 08/14/2050 155 162
3.00%, 11/20/2025 125 139
4.40%, 05/06/2044 530 705
Pfizer Inc
0.80%, 05/28/2025 100 100
1.70%, 05/28/2030 100 100
1.95%, 06/03/2021 200 203
2.55%, 05/28/2040 100 101
2.63%, 04/01/2030 155 169
2.70%, 05/28/2050 100 101
2.95%, 03/15/2024 300 330
3.00%, 12/15/2026 500 570
3.40%, 05/15/2024 100 112
3.45%, 03/15/2029 170 197
4.00%, 12/15/2036 45 54
4.00%, 03/15/2049 195 247
4.13%, 12/15/2046 575 721
4.20%, 09/15/2048 80 103
4.30%, 06/15/2043 225 287
4.40%, 05/15/2044 75 98
7.20%, 03/15/2039 60 98
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 300 331
Wyeth LLC
5.95%, 04/01/2037 60 87
6.50%, 02/01/2034 525 798
Zoetis Inc
2.00%, 05/15/2030 85 86
3.00%, 05/15/2050 40 41
3.25%, 02/01/2023 540 564
$ 41,792
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 0.92%
Boardwalk Pipelines LP
3.38%, 02/01/2023 $ 30 $ 29
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029
(h)
300 298
Enbridge Energy Partners LP
7.38%, 10/15/2045 70 97
7.50%, 04/15/2038 350 472
Enbridge Inc
2.50%, 01/15/2025 150 154
3.13%, 11/15/2029 150 154
4.25%, 12/01/2026 75 83
Energy Transfer Operating LP
2.90%, 05/15/2025 310 309
3.75%, 05/15/2030 155 153
4.05%, 03/15/2025 300 315
4.20%, 04/15/2027 300 305
4.90%, 03/15/2035 500 487
5.30%, 04/15/2047 410 402
6.25%, 04/15/2049 155 168
6.50%, 02/01/2042 425 480
Energy Transfer Partners LP / Regency Energy
Finance Corp
5.00%, 10/01/2022 350 364
Enterprise Products Operating LLC
2.80%, 01/31/2030 365 380
3.70%, 02/15/2026 400 440
3.70%, 01/31/2051 650 662
4.15%, 10/16/2028 500 569
4.25%, 02/15/2048 250 271
4.45%, 02/15/2043 350 376
4.85%, 08/15/2042 400 451
6.88%, 03/01/2033 39 49
Kinder Morgan Energy Partners LP
3.50%, 09/01/2023 390 412
3.95%, 09/01/2022 600 631
4.70%, 11/01/2042 20 22
6.38%, 03/01/2041 480 599
6.95%, 01/15/2038 383 512
Kinder Morgan Inc
3.15%, 01/15/2023 1,100 1,147
5.05%, 02/15/2046 300 347
Magellan Midstream Partners LP
3.95%, 03/01/2050 550 544
MPLX LP
4.13%, 03/01/2027 140 145
4.25%, 12/01/2027 300 314
4.50%, 04/15/2038 200 198
4.88%, 12/01/2024 500 530
4.90%, 04/15/2058 165 159
5.20%, 12/01/2047 300 325
5.50%, 02/15/2049 130 148
ONEOK Inc
2.20%, 09/15/2025 155 148
2.75%, 09/01/2024 375 371
3.40%, 09/01/2029 350 324
4.45%, 09/01/2049 500 461
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 470 444
4.50%, 12/15/2026 500 507
4.70%, 06/15/2044 30 27
6.65%, 01/15/2037 500 516
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 75 79
5.00%, 03/15/2027 375 416
5.63%, 03/01/2025 75 84
5.88%, 06/30/2026 665 764

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Spectra Energy Partners LP
4.75%, 03/15/2024 $ 105 $ 116
5.95%, 09/25/2043 400 493
Sunoco Logistics Partners Operations LP
5.40%, 10/01/2047 400 397
TransCanada PipeLines Ltd
4.88%, 05/15/2048 190 236
7.25%, 08/15/2038 525 739
Williams Cos Inc/The
3.60%, 03/15/2022 500 514
3.75%, 06/15/2027 45 48
3.90%, 01/15/2025 500 535
4.00%, 09/15/2025 50 54
5.10%, 09/15/2045 740 828
6.30%, 04/15/2040 30 36
$ 21,638
Private Equity - 0.01%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 321
Regional Authority - 0.34%
Province of Alberta Canada
1.00%, 05/20/2025 310 311
3.30%, 03/15/2028 700 807
Province of British Columbia Canada
2.00%, 10/23/2022 500 519
2.65%, 09/22/2021 400 412
6.50%, 01/15/2026 45 59
Province of Manitoba Canada
2.60%, 04/16/2024 1,000 1,072
3.05%, 05/14/2024 30 33
Province of Ontario Canada
1.75%, 01/24/2023 315 325
2.00%, 10/02/2029
(e)
700 746
2.50%, 09/10/2021 500 512
3.20%, 05/16/2024 865 948
3.40%, 10/17/2023 210 230
Province of Quebec Canada
1.35%, 05/28/2030 315 317
1.50%, 02/11/2025 440 455
2.75%, 08/25/2021 540 555
2.88%, 10/16/2024 500 547
7.50%, 09/15/2029 36 55
$ 7,903
REITs - 0.75%
Alexandria Real Estate Equities Inc
2.75%, 12/15/2029 70 72
3.38%, 08/15/2031 420 456
3.90%, 06/15/2023 750 801
4.00%, 02/01/2050 70 79
4.90%, 12/15/2030 80 97
American Campus Communities Operating
Partnership LP
2.85%, 02/01/2030 160 139
American Tower Corp
2.90%, 01/15/2030 155 163
3.38%, 10/15/2026 670 735
3.50%, 01/31/2023 75 80
3.70%, 10/15/2049 145 161
4.70%, 03/15/2022 50 53
AvalonBay Communities Inc
2.30%, 03/01/2030 155 158
4.15%, 07/01/2047 300 360
Boston Properties LP
2.75%, 10/01/2026 350 361
2.90%, 03/15/2030 485 493
3.65%, 02/01/2026 375 403
Brixmor Operating Partnership LP
3.65%, 06/15/2024 400 397
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Crown Castle International Corp
3.10%, 11/15/2029 $ 125 $ 132
3.20%, 09/01/2024 75 80
3.30%, 07/01/2030 155 167
3.70%, 06/15/2026 510 565
4.00%, 11/15/2049 95 106
5.25%, 01/15/2023 500 551
CubeSmart LP
4.38%, 12/15/2023 30 32
Duke Realty LP
2.88%, 11/15/2029 75 79
Equinix Inc
2.63%, 11/18/2024 150 158
3.20%, 11/18/2029 130 139
5.38%, 05/15/2027 175 188
ERP Operating LP
2.50%, 02/15/2030 305 312
Essex Portfolio LP
3.00%, 01/15/2030 140 145
4.00%, 03/01/2029 300 328
Federal Realty Investment Trust
4.50%, 12/01/2044 300 318
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 122
5.25%, 06/01/2025 400 402
Healthpeak Properties Inc
3.00%, 01/15/2030 240 233
3.88%, 08/15/2024 200 213
4.20%, 03/01/2024 200 210
4.25%, 11/15/2023 75 79
Highwoods Realty LP
3.20%, 06/15/2021 30 30
Kimco Realty Corp
2.70%, 03/01/2024 300 297
3.70%, 10/01/2049 30 25
Mid-America Apartments LP
3.60%, 06/01/2027 500 534
National Retail Properties Inc
3.60%, 12/15/2026 300 307
4.80%, 10/15/2048 200 196
Office Properties Income Trust
4.00%, 07/15/2022 300 296
Omega Healthcare Investors Inc
4.75%, 01/15/2028 400 394
4.95%, 04/01/2024 30 31
Prologis LP
2.13%, 04/15/2027 240 248
2.25%, 04/15/2030 260 267
3.00%, 04/15/2050 180 181
Realty Income Corp
3.25%, 10/15/2022 500 522
4.13%, 10/15/2026 20 22
Simon Property Group LP
2.00%, 09/13/2024 150 145
2.45%, 09/13/2029 275 252
2.75%, 02/01/2023 250 253
3.25%, 09/13/2049 340 276
4.75%, 03/15/2042 164 168
UDR Inc
3.20%, 01/15/2030 145 152
4.00%, 10/01/2025 200 213
Ventas Realty LP
3.00%, 01/15/2030 260 240
3.75%, 05/01/2024 500 502
4.88%, 04/15/2049 300 287
5.70%, 09/30/2043 225 238
VEREIT Operating Partnership LP
3.10%, 12/15/2029 365 313

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Welltower Inc
3.63%, 03/15/2024 $ 120 $ 123
4.00%, 06/01/2025 75 78
4.13%, 03/15/2029 300 309
4.25%, 04/15/2028 400 417
Weyerhaeuser Co
7.38%, 03/15/2032 530 701
$ 17,584
Retail - 0.74%
AutoZone Inc
3.13%, 04/21/2026 500 538
3.75%, 06/01/2027 300 325
Costco Wholesale Corp
1.38%, 06/20/2027 155 158
1.60%, 04/20/2030 155 156
1.75%, 04/20/2032 155 156
2.30%, 05/18/2022 200 207
3.00%, 05/18/2027 300 344
Dollar Tree Inc
4.20%, 05/15/2028 130 147
Home Depot Inc/The
2.70%, 04/01/2023 50 53
2.95%, 06/15/2029 60 66
3.13%, 12/15/2049 235 254
3.75%, 02/15/2024 500 554
3.90%, 06/15/2047 800 967
4.25%, 04/01/2046 670 845
5.88%, 12/16/2036 330 479
Kohl's Corp
4.25%, 07/17/2025 300 272
Lowe's Cos Inc
2.50%, 04/15/2026 90 96
3.10%, 05/03/2027 160 174
3.38%, 09/15/2025 50 55
3.65%, 04/05/2029 135 152
3.70%, 04/15/2046 20 22
4.00%, 04/15/2025 155 175
4.05%, 05/03/2047 650 746
4.38%, 09/15/2045 500 587
4.55%, 04/05/2049 135 168
5.00%, 04/15/2040 155 198
McDonald's Corp
1.45%, 09/01/2025 155 158
2.13%, 03/01/2030 155 157
2.63%, 09/01/2029 140 146
3.25%, 06/10/2024 175 193
3.50%, 07/01/2027 310 347
3.63%, 09/01/2049 520 567
3.70%, 01/30/2026 150 168
3.70%, 02/15/2042 300 331
4.88%, 12/09/2045 340 430
Nordstrom Inc
5.00%, 01/15/2044 300 203
O'Reilly Automotive Inc
3.55%, 03/15/2026 500 554
Starbucks Corp
1.30%, 05/07/2022 185 187
2.00%, 03/12/2027 355 362
3.55%, 08/15/2029 305 337
4.45%, 08/15/2049 300 351
Target Corp
2.35%, 02/15/2030 320 340
3.63%, 04/15/2046 300 361
3.90%, 11/15/2047 60 75
Walgreens Boots Alliance Inc
4.80%, 11/18/2044 630 675
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Walmart Inc
2.35%, 12/15/2022 $ 220 $ 231
2.95%, 09/24/2049 1,550 1,713
3.05%, 07/08/2026 600 671
3.25%, 07/08/2029 155 180
3.70%, 06/26/2028 255 302
3.95%, 06/28/2038 195 241
5.25%, 09/01/2035 40 57
5.63%, 04/01/2040 40 59
5.63%, 04/15/2041 60 91
$ 17,381
Semiconductors - 0.57%
Applied Materials Inc
1.75%, 06/01/2030 155 155
4.35%, 04/01/2047 45 58
5.85%, 06/15/2041 500 734
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 685
Broadcom Inc
2.25%, 11/15/2023
(h)
195 197
3.15%, 11/15/2025
(h)
590 612
3.63%, 10/15/2024
(h)
415 440
4.15%, 11/15/2030
(h)
590 618
4.30%, 11/15/2032
(h)
395 417
4.75%, 04/15/2029
(h)
355 391
Intel Corp
2.45%, 11/15/2029 300 322
2.60%, 05/19/2026 775 847
2.88%, 05/11/2024 105 114
3.15%, 05/11/2027 150 168
3.25%, 11/15/2049 305 338
3.30%, 10/01/2021 550 572
3.40%, 03/25/2025 155 174
3.73%, 12/08/2047 105 123
3.75%, 03/25/2027 155 180
4.60%, 03/25/2040 155 202
4.90%, 07/29/2045 600 832
KLA Corp
4.10%, 03/15/2029 300 347
Lam Research Corp
1.90%, 06/15/2030 155 156
2.88%, 06/15/2050 235 239
Micron Technology Inc
4.19%, 02/15/2027 405 448
4.64%, 02/06/2024 300 330
4.66%, 02/15/2030 405 457
NVIDIA Corp
2.20%, 09/16/2021 300 306
3.20%, 09/16/2026 500 562
NXP BV / NXP Funding LLC / NXP USA Inc
3.15%, 05/01/2027
(h)
80 82
QUALCOMM Inc
2.60%, 01/30/2023 310 325
3.25%, 05/20/2027 420 468
3.45%, 05/20/2025 215 239
4.65%, 05/20/2035 195 251
4.80%, 05/20/2045 110 140
Texas Instruments Inc
1.38%, 03/12/2025 155 159
1.75%, 05/04/2030 50 51
2.25%, 05/01/2023 400 423
4.15%, 05/15/2048 165 217
$ 13,379
Software - 0.67%
Adobe Inc
1.90%, 02/01/2025 310 328
2.30%, 02/01/2030 155 166

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Fiserv Inc
3.50%, 10/01/2022 $ 30 $ 32
3.50%, 07/01/2029 300 331
3.85%, 06/01/2025 2,205 2,457
Microsoft Corp
1.55%, 08/08/2021 35 35
3.30%, 02/06/2027 140 161
3.45%, 08/08/2036 640 756
3.50%, 02/12/2035 700 851
3.70%, 08/08/2046 1,475 1,838
3.95%, 08/08/2056 170 223
4.00%, 02/12/2055 120 157
4.10%, 02/06/2037 280 356
4.20%, 11/03/2035 360 473
4.45%, 11/03/2045 207 284
Oracle Corp
1.90%, 09/15/2021 80 81
2.40%, 09/15/2023 75 79
2.50%, 10/15/2022 75 79
2.50%, 04/01/2025 155 165
2.63%, 02/15/2023 370 390
2.65%, 07/15/2026 930 1,008
2.80%, 07/08/2021 500 513
2.80%, 04/01/2027 155 168
2.95%, 11/15/2024 85 92
2.95%, 05/15/2025 105 114
2.95%, 04/01/2030 155 170
3.25%, 11/15/2027 375 419
3.40%, 07/08/2024 550 604
3.60%, 04/01/2040 155 172
3.60%, 04/01/2050 155 173
3.80%, 11/15/2037 485 552
3.85%, 07/15/2036 900 1,043
3.90%, 05/15/2035 130 154
4.00%, 11/15/2047 75 88
4.30%, 07/08/2034 75 92
4.38%, 05/15/2055 150 190
4.50%, 07/08/2044 50 62
5.38%, 07/15/2040 550 747
6.13%, 07/08/2039 60 88
$ 15,691
Sovereign - 1.65%
Canada Government International Bond
1.63%, 01/22/2025 360 379
2.63%, 01/25/2022 500 519
Chile Government International Bond
2.45%, 01/31/2031 435 443
2.55%, 01/27/2032 200 204
3.86%, 06/21/2047 500 568
Colombia Government International Bond
2.63%, 03/15/2023 500 502
3.00%, 01/30/2030 315 315
5.00%, 06/15/2045 750 851
5.20%, 05/15/2049 400 471
5.63%, 02/26/2044 500 604
7.38%, 09/18/2037 220 301
10.38%, 01/28/2033 100 153
Export Development Canada
1.38%, 02/24/2023 250 257
2.00%, 05/17/2022 1,000 1,032
2.63%, 02/21/2024 300 324
Export-Import Bank of Korea
1.88%, 10/21/2021 350 355
3.25%, 11/10/2025 1,000 1,109
5.00%, 04/11/2022 500 536
Hungary Government International Bond
5.38%, 03/25/2024 650 734
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Indonesia Government International Bond
2.85%, 02/14/2030 $ 250 $ 255
3.70%, 10/30/2049
(e)
200 205
4.20%, 10/15/2050 800 886
4.75%, 02/11/2029 300 347
Israel Government AID Bond
5.50%, 09/18/2023 65 76
5.50%, 04/26/2024 65 78
5.50%, 09/18/2033 110 163
Israel Government International Bond
4.00%, 06/30/2022 850 903
Japan Bank for International Cooperation
0.63%, 05/22/2023 200 200
1.63%, 10/17/2022 200 205
1.75%, 01/23/2023 1,000 1,029
1.88%, 07/21/2026 664 699
2.13%, 02/10/2025 1,300 1,378
2.38%, 04/20/2026 500 542
3.00%, 05/29/2024
(e)
300 327
Korea International Bond
2.75%, 01/19/2027 250 272
3.88%, 09/20/2048 500 679
Mexico Government International Bond
3.25%, 04/16/2030 200 197
3.63%, 03/15/2022 570 591
3.75%, 01/11/2028 225 232
3.90%, 04/27/2025 600 632
4.13%, 01/21/2026 500 532
4.50%, 04/22/2029 500 540
4.50%, 01/31/2050 200 206
4.60%, 01/23/2046 500 519
4.60%, 02/10/2048 300 309
4.75%, 03/08/2044 610 637
5.75%, 10/12/2110 500 541
6.05%, 01/11/2040 500 606
Panama Government International Bond
3.16%, 01/23/2030 200 210
3.75%, 03/16/2025 950 1,019
4.50%, 05/15/2047 500 592
4.50%, 04/16/2050 200 237
Peruvian Government International Bond
5.63%, 11/18/2050 400 622
8.75%, 11/21/2033 350 581
Philippine Government International Bond
3.00%, 02/01/2028 300 323
3.70%, 03/01/2041 900 1,028
7.75%, 01/14/2031 740 1,100
10.63%, 03/16/2025 600 835
Republic of Italy Government International Bond
2.38%, 10/17/2024 200 199
2.88%, 10/17/2029 200 195
5.38%, 06/15/2033 850 1,043
6.88%, 09/27/2023 350 404
Republic of Poland Government International
Bond
5.00%, 03/23/2022 500 535
State of Israel
2.50%, 01/15/2030 400 426
3.38%, 01/15/2050 400 422
Svensk Exportkredit AB
2.88%, 03/14/2023 1,200 1,278
Tennessee Valley Authority
3.50%, 12/15/2042 100 123
4.25%, 09/15/2065 150 227
4.63%, 09/15/2060 300 476
5.25%, 09/15/2039 250 369
5.38%, 04/01/2056 61 107
5.88%, 04/01/2036 525 810

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Tennessee Valley Authority   (continued)
6.75%, 11/01/2025 $ 57 $ 76
Tunisia Government AID Bonds
1.42%, 08/05/2021 250 248
Ukraine Government AID Bonds
1.47%, 09/29/2021 250 254
Uruguay Government International Bond
4.13%, 11/20/2045 386 428
4.38%, 10/27/2027 360 403
5.10%, 06/18/2050 200 245
7.63%, 03/21/2036 400 589
$ 38,847
Supranational Bank - 1.62%
African Development Bank
2.38%, 09/23/2021 515 528
3.00%, 09/20/2023 600 651
Asian Development Bank
1.75%, 06/08/2021 3,000 3,043
1.75%, 09/13/2022 750 774
1.75%, 09/19/2029
(e)
750 806
2.13%, 11/24/2021
(e)
800 820
2.13%, 03/19/2025 300 323
2.38%, 08/10/2027 500 558
2.75%, 03/17/2023 670 714
2.75%, 01/19/2028
(e)
130 149
5.82%, 06/16/2028 39 53
Corp Andina de Fomento
3.25%, 02/11/2022 1,000 1,021
4.38%, 06/15/2022 559 585
Council Of Europe Development Bank
1.38%, 02/27/2025 310 322
European Bank for Reconstruction &
Development
1.63%, 09/27/2024 350 367
1.88%, 02/23/2022 500 513
European Investment Bank
1.63%, 03/14/2025 2,315 2,438
1.88%, 02/10/2025 250 266
2.25%, 03/15/2022 500 518
2.25%, 06/24/2024 2,440 2,621
2.38%, 05/24/2027 650 724
2.50%, 03/15/2023 440 466
2.63%, 05/20/2022 1,000 1,046
2.88%, 12/15/2021 600 623
4.88%, 02/15/2036 500 748
FMS Wertmanagement
2.00%, 08/01/2022 800 828
2.75%, 01/30/2024 1,310 1,420
Inter-American Development Bank
1.75%, 03/14/2025 580 614
2.13%, 01/18/2022 500 515
2.13%, 01/15/2025 500 537
2.38%, 07/07/2027 750 835
2.50%, 01/18/2023 1,830 1,933
3.13%, 09/18/2028 300 353
4.38%, 01/24/2044 50 77
International Bank for Reconstruction &
Development
1.38%, 09/20/2021 320 324
1.63%, 01/15/2025 470 494
1.75%, 10/23/2029 720 777
1.88%, 10/07/2022 4,125 4,275
2.25%, 06/24/2021 750 764
2.50%, 07/29/2025 270 297
3.00%, 09/27/2023 300 326
7.63%, 01/19/2023 933 1,110
International Finance Corp
2.13%, 04/07/2026 1,000 1,088
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Nordic Investment Bank
1.38%, 10/17/2022 $ 800 $ 819
$ 38,063
Telecommunications - 1.37%
America Movil SAB de CV
3.63%, 04/22/2029 735 803
6.13%, 03/30/2040 450 619
AT&T Inc
2.30%, 06/01/2027 470 477
2.75%, 06/01/2031 315 318
2.95%, 07/15/2026 580 611
3.00%, 06/30/2022 90 93
3.20%, 03/01/2022 265 274
3.50%, 06/01/2041 315 318
3.55%, 06/01/2024 500 539
3.65%, 06/01/2051 155 157
3.90%, 03/11/2024 500 541
3.95%, 01/15/2025 500 548
4.10%, 02/15/2028 575 638
4.13%, 02/17/2026 350 390
4.30%, 02/15/2030 337 383
4.35%, 03/01/2029 500 567
4.35%, 06/15/2045 725 808
4.50%, 05/15/2035 1,100 1,238
4.50%, 03/09/2048 735 833
4.55%, 03/09/2049 500 569
4.75%, 05/15/2046 90 105
4.85%, 03/01/2039 900 1,051
4.85%, 07/15/2045 500 574
5.15%, 11/15/2046 405 495
5.25%, 03/01/2037 75 92
5.35%, 09/01/2040 54 67
5.55%, 08/15/2041 75 94
6.38%, 03/01/2041 75 103
British Telecommunications PLC
9.62%, 12/15/2030 600 954
Cisco Systems Inc
1.85%, 09/20/2021 750 764
2.50%, 09/20/2026 315 349
2.95%, 02/28/2026 300 336
5.50%, 01/15/2040 60 87
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 765 1,157
Juniper Networks Inc
4.35%, 06/15/2025 200 216
Orange SA
4.13%, 09/14/2021 30 31
5.38%, 01/13/2042 30 42
9.00%, 03/01/2031 500 815
Rogers Communications Inc
3.70%, 11/15/2049 190 211
5.00%, 03/15/2044 200 259
7.50%, 08/15/2038 250 375
Telefonica Emisiones SA
5.21%, 03/08/2047 500 608
7.05%, 06/20/2036 530 761
Telefonica Europe BV
8.25%, 09/15/2030 350 526
T-Mobile USA Inc
3.50%, 04/15/2025
(h)
155 166
3.75%, 04/15/2027
(h)
315 337
3.88%, 04/15/2030
(h)
315 341
4.38%, 04/15/2040
(h)
155 171
4.50%, 04/15/2050
(h)
315 356
Verizon Communications Inc
2.63%, 08/15/2026 500 538
2.95%, 03/15/2022 358 374
3.13%, 03/16/2022 255 268

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc   (continued)
3.50%, 11/01/2024 $ 1,000 $ 1,100
3.85%, 11/01/2042 90 106
3.88%, 02/08/2029 880 1,022
4.33%, 09/21/2028 60 72
4.40%, 11/01/2034 580 713
4.52%, 09/15/2048 631 824
4.67%, 03/15/2055 568 778
4.81%, 03/15/2039 75 96
4.86%, 08/21/2046 500 671
5.15%, 09/15/2023 1,000 1,141
5.25%, 03/16/2037 75 101
Vodafone Group PLC
3.75%, 01/16/2024 75 82
4.13%, 05/30/2025 75 85
4.25%, 09/17/2050 250 287
4.38%, 05/30/2028 375 439
5.00%, 05/30/2038 80 98
5.25%, 05/30/2048 815 1,058
6.15%, 02/27/2037 240 320
$ 32,340
Transportation - 0.61%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050 155 173
3.65%, 09/01/2025 500 565
4.15%, 04/01/2045 200 242
4.40%, 03/15/2042 30 37
4.55%, 09/01/2044 400 498
4.90%, 04/01/2044 445 576
5.40%, 06/01/2041 400 530
Canadian National Railway Co
2.45%, 05/01/2050 465 450
Canadian Pacific Railway Co
6.13%, 09/15/2115 75 113
CSX Corp
2.40%, 02/15/2030 60 62
2.60%, 11/01/2026 350 374
3.35%, 09/15/2049 60 65
3.40%, 08/01/2024 600 657
3.80%, 03/01/2028 75 85
4.30%, 03/01/2048 200 246
4.75%, 05/30/2042 720 895
FedEx Corp
3.10%, 08/05/2029 750 779
3.88%, 08/01/2042 30 29
4.00%, 01/15/2024 250 277
4.55%, 04/01/2046 500 517
Norfolk Southern Corp
2.55%, 11/01/2029 150 157
3.00%, 04/01/2022 500 517
3.25%, 12/01/2021 40 41
3.94%, 11/01/2047 192 224
4.15%, 02/28/2048 500 598
4.84%, 10/01/2041 30 38
Ryder System Inc
2.50%, 09/01/2024 65 66
2.90%, 12/01/2026 150 151
Union Pacific Corp
2.15%, 02/05/2027 775 813
3.55%, 08/15/2039 435 479
3.80%, 10/01/2051 365 426
3.84%, 03/20/2060
(h)
220 253
3.95%, 09/10/2028 140 162
4.10%, 09/15/2067 560 646
4.16%, 07/15/2022 575 612
4.30%, 03/01/2049 90 113
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
United Parcel Service Inc
2.20%, 09/01/2024 $ 300 $ 317
2.50%, 09/01/2029 125 135
3.40%, 09/01/2049 180 196
3.63%, 10/01/2042 500 538
3.90%, 04/01/2025 155 176
4.88%, 11/15/2040 30 38
5.20%, 04/01/2040 345 459
$ 14,325
Water - 0.04%
American Water Capital Corp
3.75%, 09/01/2047 140 159
4.15%, 06/01/2049 670 814
6.59%, 10/15/2037 13 19
$ 992
TOTAL BONDS $ 775,616
MUNICIPAL BONDS - 0.65%
Principal
Amount (000's) Value (000's)
California - 0.21%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 305
6.91%, 10/01/2050 250 425
California State University
2.98%, 11/01/2051 155 156
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 28
Los Angeles Department of Water & Power Power
System Revenue
6.57%, 07/01/2045 250 424
Los Angeles Unified School District/CA
5.76%, 07/01/2029 900 1,123
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 31
State of California
3.50%, 04/01/2028 115 130
7.30%, 10/01/2039 300 488
7.70%, 11/01/2030 500 513
University of California
3.06%, 07/01/2025 400 431
5.77%, 05/15/2043 530 772
$ 4,826
Colorado - 0.02%
Regional Transportation District Sales Tax
Revenue
5.84%, 11/01/2050 250 363
Connecticut - 0.03%
State of Connecticut
5.85%, 03/15/2032 530 683
Georgia - 0.02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 335 457
Illinois - 0.06%
Chicago Transit Authority
6.20%, 12/01/2040 30 39
6.90%, 12/01/2040 300 403
State of Illinois
4.95%, 06/01/2023 74 74
5.10%, 06/01/2033 1,000 964
$ 1,480
New Jersey - 0.07%
New Jersey Economic Development
Authority (credit support from Assured Guaranty
Municipal Corp )
0.00%, 02/15/2023
(d),(j)
50 48

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
$ 450 $ 527
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 175
New Jersey Turnpike Authority
7.41%, 01/01/2040 500 814
$ 1,564
New York - 0.14%
City of New York NY
6.27%, 12/01/2037 500 724
New York City Water & Sewer System
5.72%, 06/15/2042 280 435
5.95%, 06/15/2042 250 382
New York State Urban Development Corp
5.77%, 03/15/2039 465 573
Port Authority of New York & New Jersey
4.46%, 10/01/2062 500 631
5.65%, 11/01/2040 400 570
$ 3,315
Ohio - 0.04%
American Municipal Power Inc
7.83%, 02/15/2041 300 468
Ohio State University/The
3.80%, 12/01/2046 350 406
4.91%, 06/01/2040 50 69
$ 943
Texas - 0.05%
City of Houston TX
6.29%, 03/01/2032 450 558
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 44
State of Texas
4.68%, 04/01/2040 160 212
5.52%, 04/01/2039 300 438
$ 1,252
Wisconsin - 0.01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
285 326
TOTAL MUNICIPAL BONDS $ 15,209
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 65.41%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3.89%
2.00%, 09/01/2031 $ 141 $ 146
2.00%, 12/01/2031 191 197
2.50%, 08/01/2028 144 151
2.50%, 09/01/2029 332 348
2.50%, 12/01/2029 431 452
2.50%, 01/01/2030 445 467
2.50%, 09/01/2030 1,033 1,084
2.50%, 01/01/2031 233 245
2.50%, 01/01/2031 392 411
2.50%, 02/01/2031 390 409
2.50%, 04/01/2031 127 133
2.50%, 12/01/2031 605 635
2.50%, 01/01/2032 640 671
2.50%, 03/01/2032 194 203
2.50%, 11/01/2032 256 269
2.50%, 03/01/2033 231 242
2.50%, 04/01/2033 217 228
2.50%, 05/01/2033 534 559
2.50%, 06/01/2033 385 403
2.50%, 11/01/2036 135 141
3.00%, 11/01/2028 283 300
3.00%, 04/01/2029 265 280
3.00%, 09/01/2029 247 261
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 10/01/2029 $ 361 $ 381
3.00%, 11/01/2029 164 173
3.00%, 01/01/2030 143 151
3.00%, 04/01/2030 97 102
3.00%, 11/01/2030 136 145
3.00%, 01/01/2031 465 492
3.00%, 03/01/2031 95 100
3.00%, 04/01/2031 375 397
3.00%, 05/01/2032 398 423
3.00%, 12/01/2032 197 208
3.00%, 02/01/2033 150 159
3.00%, 03/01/2033 228 242
3.00%, 04/01/2033 55 59
3.00%, 07/01/2033 323 340
3.00%, 09/01/2033 133 140
3.00%, 10/01/2033 181 191
3.00%, 09/01/2034 272 289
3.00%, 10/01/2034 192 204
3.00%, 12/01/2034 60 64
3.00%, 04/01/2035 159 169
3.00%, 06/01/2035 226 239
3.00%, 04/01/2036 109 115
3.00%, 04/01/2036 154 163
3.00%, 09/01/2036 93 98
3.00%, 09/01/2036 192 203
3.00%, 11/01/2036 65 69
3.00%, 02/01/2037 199 210
3.00%, 04/01/2038 183 193
3.00%, 09/01/2042 1,402 1,501
3.00%, 10/01/2042 336 360
3.00%, 11/01/2042 575 615
3.00%, 01/01/2043 101 108
3.00%, 02/01/2043 540 579
3.00%, 04/01/2043 915 980
3.00%, 07/01/2043 119 127
3.00%, 08/01/2043 918 982
3.00%, 08/01/2043 734 786
3.00%, 09/01/2043 157 168
3.00%, 10/01/2043 121 130
3.00%, 12/01/2044 413 439
3.00%, 01/01/2045 100 106
3.00%, 03/01/2045 248 263
3.00%, 04/01/2045 757 804
3.00%, 06/01/2045 497 528
3.00%, 08/01/2045 795 843
3.00%, 12/01/2045 935 990
3.00%, 01/01/2046 91 96
3.00%, 03/01/2046 558 591
3.00%, 04/01/2046 261 276
3.00%, 04/01/2046 1,015 1,074
3.00%, 06/01/2046 831 879
3.00%, 06/01/2046 347 367
3.00%, 07/01/2046 341 361
3.00%, 09/01/2046 853 903
3.00%, 10/01/2046 200 213
3.00%, 10/01/2046 89 94
3.00%, 11/01/2046 785 830
3.00%, 11/01/2046 340 359
3.00%, 11/01/2046 418 442
3.00%, 11/01/2046 950 1,004
3.00%, 12/01/2046 941 995
3.00%, 12/01/2046 897 947
3.00%, 01/01/2047 510 539
3.00%, 02/01/2047 361 383
3.00%, 03/01/2047 286 302
3.00%, 04/01/2047 819 866
3.00%, 09/01/2047 322 340
3.00%, 10/01/2047 471 497

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 01/01/2048 $ 429 $ 452
3.50%, 12/01/2031 252 267
3.50%, 09/01/2033 241 254
3.50%, 05/01/2034 264 283
3.50%, 05/01/2034 93 99
3.50%, 11/01/2034 110 118
3.50%, 01/01/2035 226 242
3.50%, 06/01/2035 192 206
3.50%, 03/01/2037 408 434
3.50%, 04/01/2037 97 103
3.50%, 06/01/2037 199 212
3.50%, 06/01/2042 168 182
3.50%, 06/01/2042 631 684
3.50%, 06/01/2042 783 850
3.50%, 07/01/2042 1,706 1,853
3.50%, 10/01/2042 874 949
3.50%, 08/01/2043 329 357
3.50%, 01/01/2044 398 430
3.50%, 01/01/2045 525 567
3.50%, 02/01/2045 153 164
3.50%, 03/01/2045 368 396
3.50%, 03/01/2045 730 785
3.50%, 06/01/2045 396 426
3.50%, 07/01/2045 383 409
3.50%, 08/01/2045 252 271
3.50%, 09/01/2045 366 392
3.50%, 09/01/2045 504 541
3.50%, 10/01/2045 47 50
3.50%, 12/01/2045 974 1,042
3.50%, 01/01/2046 871 935
3.50%, 03/01/2046 596 641
3.50%, 03/01/2046 1,876 2,011
3.50%, 04/01/2046 954 1,024
3.50%, 05/01/2046 660 708
3.50%, 05/01/2046 583 625
3.50%, 06/01/2046 521 559
3.50%, 08/01/2046 259 277
3.50%, 09/01/2046 470 497
3.50%, 04/01/2047 611 651
3.50%, 11/01/2047 1,158 1,228
3.50%, 11/01/2047 773 822
3.50%, 12/01/2047 517 550
3.50%, 12/01/2047 1,122 1,187
3.50%, 12/01/2047 1,026 1,090
3.50%, 03/01/2048 940 998
3.50%, 08/01/2048 594 627
4.00%, 12/01/2024 103 109
4.00%, 12/01/2030 23 25
4.00%, 11/01/2033 164 178
4.00%, 07/01/2034 113 122
4.00%, 04/01/2038 262 283
4.00%, 12/01/2040 229 251
4.00%, 02/01/2044 206 228
4.00%, 04/01/2044 281 310
4.00%, 05/01/2044 118 130
4.00%, 06/01/2044 202 222
4.00%, 07/01/2044 356 388
4.00%, 09/01/2044 125 137
4.00%, 11/01/2044 386 423
4.00%, 12/01/2044 1,453 1,584
4.00%, 01/01/2045 365 397
4.00%, 04/01/2045 54 58
4.00%, 05/01/2045 201 219
4.00%, 07/01/2045 281 306
4.00%, 08/01/2045 510 554
4.00%, 09/01/2045 1,335 1,451
4.00%, 10/01/2045 722 782
4.00%, 10/01/2045 79 85
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 11/01/2045 $ 90 $ 97
4.00%, 12/01/2045 97 105
4.00%, 02/01/2046 145 157
4.00%, 05/01/2046 223 242
4.00%, 03/01/2047 381 410
4.00%, 10/01/2047 724 775
4.00%, 12/01/2047 911 974
4.00%, 07/01/2048 681 725
4.00%, 11/01/2048 351 373
4.50%, 10/01/2030 102 111
4.50%, 05/01/2031 11 12
4.50%, 10/01/2039 374 416
4.50%, 02/01/2041 193 212
4.50%, 03/01/2041 307 342
4.50%, 09/01/2043 127 142
4.50%, 11/01/2043 308 343
4.50%, 12/01/2043 214 238
4.50%, 03/01/2044 403 448
4.50%, 04/01/2044 187 207
4.50%, 09/01/2044 278 308
4.50%, 10/01/2044 108 118
4.50%, 02/01/2047 93 101
4.50%, 03/01/2047 169 185
4.50%, 07/01/2047 133 145
4.50%, 11/01/2047 33 36
4.50%, 05/01/2048 334 361
4.50%, 07/01/2048 164 177
4.50%, 05/01/2049 7,041 7,606
5.00%, 11/01/2035 84 97
5.00%, 12/01/2036 228 262
5.00%, 08/01/2039 107 123
5.00%, 11/01/2039 317 364
5.00%, 03/01/2041 94 106
5.00%, 12/01/2041 117 130
5.00%, 02/01/2042 492 564
5.00%, 04/01/2044 125 143
5.00%, 02/01/2048 174 190
5.00%, 06/01/2048 185 202
5.00%, 07/01/2048 95 104
5.50%, 06/01/2034 102 117
5.50%, 07/01/2038 104 119
5.50%, 07/01/2038 122 141
5.50%, 12/01/2038 220 252
5.50%, 10/01/2039 343 396
5.50%, 06/01/2041 138 159
6.00%, 04/01/2023 1 1
6.00%, 04/01/2038 353 407
6.00%, 11/01/2038 120 135
$ 91,689
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 15.58%
2.00%, 09/01/2029 346 357
2.00%, 05/01/2030 144 148
2.00%, 12/01/2031 257 265
2.00%, 02/01/2032 152 157
2.00%, 06/01/2035
(k)
2,500 2,579
2.50%, 01/01/2028 135 142
2.50%, 07/01/2028 127 133
2.50%, 07/01/2028 350 367
2.50%, 11/01/2028 423 444
2.50%, 09/01/2029 265 278
2.50%, 02/01/2030 101 106
2.50%, 03/01/2030 321 337
2.50%, 05/01/2030 322 338
2.50%, 07/01/2030 133 140
2.50%, 08/01/2030 405 425
2.50%, 08/01/2030 349 366
2.50%, 12/01/2030 400 419

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 03/01/2031 $ 496 $ 520
2.50%, 03/01/2031 82 86
2.50%, 03/01/2031 362 379
2.50%, 05/01/2031 180 189
2.50%, 07/01/2031 436 457
2.50%, 11/01/2031 620 650
2.50%, 11/01/2031 2,179 2,285
2.50%, 12/01/2031 126 132
2.50%, 01/01/2032 184 193
2.50%, 01/01/2032 322 337
2.50%, 02/01/2032 175 184
2.50%, 03/01/2032 199 209
2.50%, 09/01/2032 174 182
2.50%, 12/01/2032 403 423
2.50%, 01/01/2033 543 570
2.50%, 04/01/2033 1,595 1,673
2.50%, 07/01/2033 17 18
2.50%, 10/01/2034 2,706 2,834
2.50%, 02/01/2035 2,244 2,350
2.50%, 06/01/2035
(k)
1,500 1,570
2.50%, 10/01/2036 69 72
2.50%, 10/01/2036 194 201
2.50%, 12/01/2036 178 184
2.50%, 01/01/2043 139 147
2.50%, 05/01/2043 174 183
2.50%, 10/01/2043 134 142
2.50%, 08/01/2046 131 137
2.50%, 12/01/2046 184 194
2.50%, 12/01/2046 174 183
2.50%, 06/01/2050
(k)
21,000 21,788
3.00%, 04/01/2027 111 117
3.00%, 01/01/2029 96 102
3.00%, 02/01/2029 82 87
3.00%, 12/01/2029 199 210
3.00%, 12/01/2029 92 97
3.00%, 01/01/2030 514 543
3.00%, 01/01/2030 93 98
3.00%, 01/01/2030 438 463
3.00%, 06/01/2030 326 345
3.00%, 07/01/2030 579 612
3.00%, 09/01/2030 109 115
3.00%, 10/01/2030 478 505
3.00%, 11/01/2030 466 493
3.00%, 12/01/2030 432 458
3.00%, 12/01/2030 88 94
3.00%, 02/01/2031 349 368
3.00%, 03/01/2031 261 276
3.00%, 04/01/2031 108 115
3.00%, 09/01/2031 499 527
3.00%, 12/01/2031 219 232
3.00%, 08/01/2032 467 493
3.00%, 09/01/2032 129 137
3.00%, 01/01/2033 53 56
3.00%, 04/01/2033 52 56
3.00%, 07/01/2033 206 217
3.00%, 02/01/2034 146 154
3.00%, 08/01/2034 546 583
3.00%, 09/01/2034 355 378
3.00%, 11/01/2034 286 304
3.00%, 12/01/2034 3,225 3,401
3.00%, 12/01/2034 133 141
3.00%, 02/01/2035 119 127
3.00%, 02/01/2035 200 212
3.00%, 05/01/2035 606 645
3.00%, 06/01/2035 347 369
3.00%, 06/01/2035
(k)
7,900 8,328
3.00%, 11/01/2035 147 155
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 02/01/2036 $ 154 $ 163
3.00%, 07/01/2036 255 269
3.00%, 12/01/2036 181 192
3.00%, 12/01/2036 311 329
3.00%, 12/01/2036 278 294
3.00%, 02/01/2037 290 307
3.00%, 11/01/2039 1,818 1,915
3.00%, 04/01/2042 151 162
3.00%, 11/01/2042 577 617
3.00%, 12/01/2042 1,507 1,621
3.00%, 04/01/2043 612 659
3.00%, 04/01/2043 603 645
3.00%, 04/01/2043 16 17
3.00%, 04/01/2043 156 167
3.00%, 04/01/2043 323 346
3.00%, 05/01/2043 145 156
3.00%, 05/01/2043 474 507
3.00%, 05/01/2043 1,110 1,189
3.00%, 05/01/2043 281 300
3.00%, 05/01/2043 588 631
3.00%, 06/01/2043 170 182
3.00%, 06/01/2043 688 736
3.00%, 06/01/2043 482 516
3.00%, 07/01/2043 625 668
3.00%, 07/01/2043 145 156
3.00%, 07/01/2043 731 782
3.00%, 07/01/2043 867 931
3.00%, 08/01/2043 100 107
3.00%, 08/01/2043 813 870
3.00%, 10/01/2043 696 745
3.00%, 10/01/2043 383 410
3.00%, 11/01/2043 166 178
3.00%, 01/01/2045 937 1,002
3.00%, 01/01/2045 195 207
3.00%, 01/01/2045 343 365
3.00%, 08/01/2045 224 237
3.00%, 12/01/2045 316 335
3.00%, 12/01/2045 382 404
3.00%, 01/01/2046 556 589
3.00%, 03/01/2046 253 267
3.00%, 04/01/2046 108 114
3.00%, 04/01/2046 663 702
3.00%, 04/01/2046 1,322 1,399
3.00%, 05/01/2046 245 259
3.00%, 05/01/2046 206 218
3.00%, 05/01/2046 538 570
3.00%, 08/01/2046 201 213
3.00%, 10/01/2046 927 980
3.00%, 11/01/2046 1,219 1,289
3.00%, 11/01/2046 504 533
3.00%, 11/01/2046 424 448
3.00%, 11/01/2046 855 904
3.00%, 11/01/2046 613 648
3.00%, 11/01/2046 848 900
3.00%, 12/01/2046 372 393
3.00%, 12/01/2046 840 888
3.00%, 12/01/2046 890 941
3.00%, 01/01/2047 945 999
3.00%, 02/01/2047 361 382
3.00%, 03/01/2047 290 306
3.00%, 07/01/2047 1,102 1,164
3.00%, 09/01/2048 425 448
3.00%, 09/01/2049 2,860 3,011
3.00%, 10/01/2049 3,195 3,364
3.00%, 10/01/2049 3,562 3,758
3.00%, 10/01/2049 1,807 1,906
3.00%, 10/01/2049 3,818 4,026

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 10/01/2049 $ 4,167 $ 4,386
3.00%, 11/01/2049 1,737 1,832
3.00%, 11/01/2049 9,540 10,042
3.00%, 11/01/2049 3,015 3,203
3.00%, 11/01/2049 2,868 3,019
3.00%, 06/01/2050
(k)
24,750 26,038
3.50%, 12/01/2025 92 97
3.50%, 01/01/2026 301 318
3.50%, 10/01/2026 255 269
3.50%, 12/01/2026 167 177
3.50%, 06/01/2027 161 170
3.50%, 03/01/2029 127 135
3.50%, 09/01/2029 171 182
3.50%, 10/01/2029 264 279
3.50%, 11/01/2030 112 119
3.50%, 04/01/2032 25 27
3.50%, 07/01/2032 20 22
3.50%, 09/01/2032 23 24
3.50%, 12/01/2032 3,108 3,314
3.50%, 10/01/2033 13 14
3.50%, 10/01/2033 316 334
3.50%, 10/01/2033 310 328
3.50%, 05/01/2034 72 78
3.50%, 06/01/2034 52 55
3.50%, 07/01/2034 323 347
3.50%, 09/01/2034 253 266
3.50%, 10/01/2034 78 82
3.50%, 06/01/2035
(k)
1,000 1,055
3.50%, 12/01/2035 454 487
3.50%, 02/01/2036 94 101
3.50%, 07/01/2036 144 153
3.50%, 08/01/2036 152 161
3.50%, 02/01/2037 76 81
3.50%, 05/01/2037 122 130
3.50%, 06/01/2038 235 249
3.50%, 07/01/2038 213 225
3.50%, 03/01/2041 40 43
3.50%, 02/01/2042 382 414
3.50%, 03/01/2042 92 100
3.50%, 05/01/2042 578 627
3.50%, 06/01/2042 522 567
3.50%, 07/01/2042 94 102
3.50%, 10/01/2042 749 814
3.50%, 04/01/2043 699 758
3.50%, 05/01/2043 704 765
3.50%, 05/01/2043 428 464
3.50%, 06/01/2043 128 139
3.50%, 08/01/2043 525 569
3.50%, 09/01/2043 1,397 1,516
3.50%, 11/01/2043 196 212
3.50%, 01/01/2044 171 185
3.50%, 01/01/2044 1,465 1,613
3.50%, 07/01/2044 785 851
3.50%, 10/01/2044 319 344
3.50%, 11/01/2044 355 383
3.50%, 12/01/2044 474 510
3.50%, 12/01/2044 450 484
3.50%, 01/01/2045 548 589
3.50%, 02/01/2045 536 575
3.50%, 02/01/2045 346 371
3.50%, 04/01/2045 325 349
3.50%, 04/01/2045 458 498
3.50%, 07/01/2045 584 627
3.50%, 08/01/2045 358 384
3.50%, 08/01/2045 314 336
3.50%, 09/01/2045 289 309
3.50%, 10/01/2045 243 261
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 10/01/2045 $ 181 $ 194
3.50%, 11/01/2045 428 460
3.50%, 11/01/2045 435 467
3.50%, 11/01/2045 227 243
3.50%, 12/01/2045 246 263
3.50%, 12/01/2045 495 531
3.50%, 12/01/2045 189 202
3.50%, 12/01/2045 622 668
3.50%, 12/01/2045 565 602
3.50%, 12/01/2045 33 35
3.50%, 12/01/2045 525 564
3.50%, 01/01/2046 154 165
3.50%, 01/01/2046 572 613
3.50%, 01/01/2046 599 643
3.50%, 01/01/2046 597 640
3.50%, 02/01/2046 220 236
3.50%, 03/01/2046 687 737
3.50%, 03/01/2046 159 171
3.50%, 03/01/2046 545 585
3.50%, 04/01/2046 108 115
3.50%, 04/01/2046 662 710
3.50%, 05/01/2046 114 122
3.50%, 05/01/2046 263 281
3.50%, 06/01/2046 140 150
3.50%, 07/01/2046 600 643
3.50%, 09/01/2046 395 422
3.50%, 12/01/2046 470 504
3.50%, 02/01/2047 843 902
3.50%, 03/01/2047 371 396
3.50%, 06/01/2047 810 863
3.50%, 10/01/2047 933 985
3.50%, 10/01/2047 888 944
3.50%, 11/01/2047 1,071 1,137
3.50%, 12/01/2047 943 999
3.50%, 01/01/2048 1,195 1,269
3.50%, 02/01/2048 422 448
3.50%, 02/01/2048 985 1,046
3.50%, 03/01/2048 99 105
3.50%, 04/01/2048 752 797
3.50%, 10/01/2048 40 42
3.50%, 04/01/2049 918 971
3.50%, 06/01/2049 1,151 1,217
3.50%, 06/01/2049 816 863
3.50%, 06/01/2049 3,877 4,092
3.50%, 07/01/2049 2,347 2,481
3.50%, 07/01/2049 5,027 5,303
3.50%, 07/01/2049 3,366 3,557
3.50%, 07/01/2049 3,311 3,497
3.50%, 08/01/2049 2,405 2,536
3.50%, 09/01/2049 2,261 2,405
3.50%, 09/01/2049 3,307 3,488
3.50%, 09/01/2049 4,285 4,517
3.50%, 10/01/2049 2,677 2,822
3.50%, 11/01/2049 6,043 6,423
3.50%, 06/01/2050
(k)
9,250 9,758
4.00%, 12/01/2024 178 189
4.00%, 04/01/2029 9 10
4.00%, 12/01/2030 12 13
4.00%, 03/01/2031 644 684
4.00%, 03/01/2031 104 110
4.00%, 11/01/2031 16 17
4.00%, 11/01/2033 70 74
4.00%, 11/01/2033 277 299
4.00%, 10/01/2034 171 185
4.00%, 02/01/2036 251 271
4.00%, 01/01/2037 85 91
4.00%, 10/01/2037 145 156

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 03/01/2038 $ 66 $ 71
4.00%, 07/01/2038 293 315
4.00%, 12/01/2038 194 208
4.00%, 01/01/2039 267 286
4.00%, 09/01/2040 99 109
4.00%, 01/01/2041 102 112
4.00%, 02/01/2041 38 42
4.00%, 12/01/2041 170 186
4.00%, 06/01/2042 142 156
4.00%, 06/01/2042 270 297
4.00%, 07/01/2042 798 879
4.00%, 12/01/2042 300 329
4.00%, 06/01/2043 381 419
4.00%, 09/01/2043 465 511
4.00%, 11/01/2043 501 551
4.00%, 11/01/2043 414 455
4.00%, 05/01/2044 122 133
4.00%, 08/01/2044 112 122
4.00%, 08/01/2044 361 394
4.00%, 08/01/2044 155 169
4.00%, 09/01/2044 158 173
4.00%, 09/01/2044 168 184
4.00%, 10/01/2044 101 110
4.00%, 11/01/2044 182 197
4.00%, 11/01/2044 85 92
4.00%, 11/01/2044 115 125
4.00%, 11/01/2044 87 95
4.00%, 12/01/2044 246 269
4.00%, 12/01/2044 192 208
4.00%, 01/01/2045 391 426
4.00%, 01/01/2045 142 155
4.00%, 02/01/2045 133 144
4.00%, 02/01/2045 347 380
4.00%, 03/01/2045 98 107
4.00%, 04/01/2045 306 329
4.00%, 08/01/2045 128 138
4.00%, 09/01/2045 123 134
4.00%, 09/01/2045 456 495
4.00%, 11/01/2045 563 613
4.00%, 12/01/2045 145 158
4.00%, 12/01/2045 199 215
4.00%, 02/01/2046 382 415
4.00%, 03/01/2046 762 823
4.00%, 04/01/2046 371 402
4.00%, 07/01/2046 146 157
4.00%, 03/01/2047 531 568
4.00%, 06/01/2047 231 247
4.00%, 08/01/2047 399 427
4.00%, 10/01/2047 408 436
4.00%, 11/01/2047 1,534 1,637
4.00%, 01/01/2048 1,150 1,230
4.00%, 01/01/2048 1,223 1,309
4.00%, 05/01/2048 335 365
4.00%, 05/01/2048 2,656 2,846
4.00%, 06/01/2048 804 855
4.00%, 06/01/2048 974 1,035
4.00%, 07/01/2048 567 603
4.00%, 07/01/2048 298 317
4.00%, 08/01/2048 620 659
4.00%, 09/01/2048 624 665
4.00%, 09/01/2048 798 848
4.00%, 09/01/2048 724 769
4.00%, 10/01/2048 295 321
4.00%, 01/01/2049 6,932 7,568
4.00%, 01/01/2049 4,263 4,572
4.00%, 03/01/2049 1,257 1,337
4.00%, 03/01/2049 619 663
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 04/01/2049 $ 620 $ 660
4.00%, 04/01/2049 378 402
4.00%, 04/01/2049 807 859
4.00%, 07/01/2049 2,576 2,743
4.00%, 08/01/2049 4,188 4,455
4.00%, 10/01/2049 5,176 5,606
4.00%, 10/01/2049 3,816 4,078
4.00%, 11/01/2049 2,909 3,097
4.00%, 04/01/2050 3,976 4,315
4.50%, 08/01/2023 83 90
4.50%, 06/01/2029 21 23
4.50%, 07/01/2029 5 5
4.50%, 08/01/2030 12 13
4.50%, 01/01/2034 33 36
4.50%, 04/01/2039 133 148
4.50%, 09/01/2040 248 275
4.50%, 05/01/2041 313 348
4.50%, 08/01/2041 305 340
4.50%, 09/01/2041 408 454
4.50%, 09/01/2043 228 253
4.50%, 11/01/2043 161 180
4.50%, 11/01/2043 246 273
4.50%, 01/01/2044 255 284
4.50%, 02/01/2044 80 89
4.50%, 03/01/2044 251 278
4.50%, 04/01/2044 201 223
4.50%, 04/01/2044 345 384
4.50%, 05/01/2044 266 296
4.50%, 05/01/2044 75 83
4.50%, 05/01/2044 289 320
4.50%, 08/01/2044 284 313
4.50%, 08/01/2044 70 76
4.50%, 10/01/2044 174 192
4.50%, 04/01/2045 85 92
4.50%, 04/01/2046 91 100
4.50%, 05/01/2046 186 206
4.50%, 01/01/2047 125 136
4.50%, 01/01/2047 393 430
4.50%, 03/01/2048 453 491
4.50%, 10/01/2048 1,755 1,893
4.50%, 04/01/2049 970 1,048
4.50%, 05/01/2049 4,829 5,275
4.50%, 07/01/2049 1,492 1,614
4.50%, 07/01/2049 1,436 1,551
4.50%, 09/01/2049 3,020 3,261
5.00%, 12/01/2025 30 32
5.00%, 01/01/2039 560 640
5.00%, 07/01/2039 214 245
5.00%, 02/01/2041 115 132
5.00%, 02/01/2041 185 213
5.00%, 04/01/2041 404 464
5.00%, 05/01/2042 223 256
5.00%, 07/01/2042 103 118
5.00%, 03/01/2044 84 94
5.00%, 05/01/2044 144 160
5.00%, 02/01/2045 192 221
5.00%, 06/01/2045 539 619
5.00%, 05/01/2048 290 317
5.00%, 06/01/2048 181 198
5.00%, 08/01/2048 110 120
5.00%, 09/01/2048 93 102
5.00%, 05/01/2049 200 218
5.00%, 06/01/2049 1,644 1,795
5.00%, 07/01/2049 319 356
5.00%, 08/01/2049 1,730 1,915
5.50%, 12/01/2027 45 50
5.50%, 03/01/2038 113 131

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 05/01/2038 $ 134 $ 155
5.50%, 06/01/2038 185 215
5.50%, 09/01/2038 291 340
5.50%, 11/01/2038 149 173
5.50%, 04/01/2039 153 178
5.50%, 04/01/2040 200 228
6.00%, 04/01/2026 24 27
6.00%, 10/01/2036 118 134
$ 367,207
Government National Mortgage Association (GNMA) - 7.38%
2.50%, 06/20/2027 134 140
2.50%, 12/20/2030 125 130
2.50%, 03/20/2031 203 212
2.50%, 07/20/2043 156 165
2.50%, 12/20/2046 504 535
2.50%, 01/20/2047 172 183
2.50%, 06/01/2050 6,000 6,312
3.00%, 02/15/2027 84 89
3.00%, 08/20/2029 94 99
3.00%, 09/20/2029 113 119
3.00%, 07/20/2030 88 92
3.00%, 01/20/2031 95 100
3.00%, 07/20/2032 128 135
3.00%, 09/20/2042 88 94
3.00%, 11/20/2042 654 697
3.00%, 12/20/2042 486 518
3.00%, 01/20/2043 477 508
3.00%, 03/20/2043 609 649
3.00%, 03/20/2043 101 109
3.00%, 03/20/2043 536 575
3.00%, 04/20/2043 764 814
3.00%, 06/20/2043 682 727
3.00%, 08/20/2043 741 790
3.00%, 05/20/2044 286 305
3.00%, 12/15/2044 85 89
3.00%, 12/20/2044 846 902
3.00%, 01/15/2045 104 110
3.00%, 01/15/2045 100 106
3.00%, 02/20/2045 87 93
3.00%, 05/20/2045 572 610
3.00%, 06/20/2045 234 249
3.00%, 07/20/2045 1,633 1,741
3.00%, 08/20/2045 747 796
3.00%, 09/20/2045 318 339
3.00%, 10/20/2045 688 732
3.00%, 12/20/2045 379 403
3.00%, 01/20/2046 174 186
3.00%, 03/20/2046 727 773
3.00%, 04/20/2046 1,672 1,780
3.00%, 05/20/2046 1,209 1,286
3.00%, 06/20/2046 1,177 1,251
3.00%, 07/20/2046 2,679 2,847
3.00%, 08/20/2046 1,112 1,184
3.00%, 09/20/2046 830 882
3.00%, 10/20/2046 621 660
3.00%, 11/20/2046 883 948
3.00%, 11/20/2046 1,206 1,282
3.00%, 12/15/2046 226 239
3.00%, 12/20/2046 1,044 1,109
3.00%, 01/20/2047 809 860
3.00%, 09/20/2047 228 242
3.00%, 11/20/2047 875 929
3.00%, 02/20/2048 742 787
3.00%, 06/01/2050 25,700 27,206
3.50%, 05/20/2042 186 204
3.50%, 06/20/2042 189 207
3.50%, 07/20/2042 747 818
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 09/20/2042 $ 562 $ 616
3.50%, 10/20/2042 404 443
3.50%, 11/20/2042 353 386
3.50%, 12/20/2042 358 392
3.50%, 01/20/2043 584 639
3.50%, 02/20/2043 927 1,015
3.50%, 03/20/2043 631 691
3.50%, 04/15/2043 323 347
3.50%, 04/20/2043 432 473
3.50%, 05/20/2043 279 305
3.50%, 07/20/2043 361 395
3.50%, 08/20/2043 923 1,006
3.50%, 09/20/2043 651 708
3.50%, 10/20/2043 307 334
3.50%, 09/20/2044 293 315
3.50%, 10/20/2044 339 366
3.50%, 11/20/2044 332 357
3.50%, 12/20/2044 345 371
3.50%, 01/20/2045 334 360
3.50%, 02/20/2045 457 492
3.50%, 03/15/2045 113 120
3.50%, 03/20/2045 580 624
3.50%, 04/15/2045 66 70
3.50%, 04/20/2045 472 511
3.50%, 04/20/2045 359 386
3.50%, 05/20/2045 587 632
3.50%, 06/20/2045 88 95
3.50%, 07/20/2045 493 531
3.50%, 08/20/2045 530 570
3.50%, 09/20/2045 514 554
3.50%, 10/20/2045 467 504
3.50%, 11/20/2045 813 875
3.50%, 12/20/2045 588 633
3.50%, 01/20/2046 1,255 1,350
3.50%, 02/20/2046 500 542
3.50%, 03/20/2046 10,599 11,405
3.50%, 04/20/2046 582 627
3.50%, 05/20/2046 648 698
3.50%, 06/20/2046 1,260 1,355
3.50%, 07/20/2046 641 689
3.50%, 08/15/2046 156 166
3.50%, 08/20/2046 2,315 2,495
3.50%, 09/15/2046 97 103
3.50%, 09/20/2046 650 700
3.50%, 10/20/2046 653 703
3.50%, 11/20/2046 586 631
3.50%, 12/20/2046 502 538
3.50%, 02/20/2047 561 602
3.50%, 03/20/2047 1,235 1,324
3.50%, 04/20/2047 2,775 2,976
3.50%, 05/20/2047 580 621
3.50%, 06/20/2047 789 845
3.50%, 07/20/2047 1,964 2,092
3.50%, 08/20/2047 2,300 2,461
3.50%, 09/20/2047 711 760
3.50%, 10/20/2047 927 991
3.50%, 11/20/2047 1,766 1,885
3.50%, 12/20/2047 1,009 1,079
3.50%, 01/15/2048 102 108
3.50%, 01/20/2048 1,128 1,206
3.50%, 04/20/2048 796 850
3.50%, 08/20/2048 699 745
3.50%, 09/15/2048 97 107
3.50%, 06/01/2050 1,000 1,060
4.00%, 11/20/2043 567 624
4.00%, 02/20/2044 230 253
4.00%, 05/15/2044 131 142
4.00%, 05/20/2044 132 144

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 07/20/2044 $ 38 $ 42
4.00%, 08/20/2044 288 315
4.00%, 09/20/2044 252 276
4.00%, 10/20/2044 938 1,027
4.00%, 11/15/2044 80 87
4.00%, 11/20/2044 186 203
4.00%, 12/20/2044 334 365
4.00%, 01/20/2045 143 156
4.00%, 03/20/2045 214 234
4.00%, 08/20/2045 296 322
4.00%, 09/15/2045 106 114
4.00%, 09/20/2045 352 383
4.00%, 10/20/2045 434 473
4.00%, 11/20/2045 592 644
4.00%, 12/15/2045 132 143
4.00%, 01/20/2046 687 746
4.00%, 02/20/2046 107 116
4.00%, 04/20/2046 420 456
4.00%, 10/20/2046 118 128
4.00%, 11/20/2046 560 607
4.00%, 01/20/2047 34 37
4.00%, 02/20/2047 600 647
4.00%, 03/20/2047 432 466
4.00%, 05/20/2047 148 160
4.00%, 07/20/2047 3,043 3,279
4.00%, 09/20/2047 5,327 5,738
4.00%, 11/20/2047 970 1,042
4.00%, 12/20/2047 944 1,015
4.00%, 01/20/2048 639 687
4.00%, 02/20/2048 5,500 5,952
4.00%, 07/20/2048 842 900
4.50%, 03/15/2039 197 219
4.50%, 03/15/2040 260 290
4.50%, 07/15/2040 260 290
4.50%, 02/20/2041 39 43
4.50%, 03/20/2041 30 34
4.50%, 10/20/2043 150 166
4.50%, 11/20/2043 222 245
4.50%, 01/20/2044 273 301
4.50%, 02/20/2044 205 226
4.50%, 05/20/2044 510 563
4.50%, 07/20/2044 137 151
4.50%, 01/20/2045 105 116
4.50%, 04/20/2045 167 184
4.50%, 05/15/2045 149 165
4.50%, 05/20/2045 118 131
4.50%, 09/15/2045 71 78
4.50%, 02/20/2046 202 223
4.50%, 03/20/2046 105 115
4.50%, 04/20/2046 123 136
4.50%, 08/15/2046 105 117
4.50%, 12/20/2046 342 377
4.50%, 03/15/2047 219 241
4.50%, 06/20/2047 302 332
4.50%, 10/15/2047 196 215
4.50%, 02/20/2048 3,716 4,061
4.50%, 03/20/2048 164 177
4.50%, 05/20/2048 1,799 1,953
4.50%, 06/20/2048 523 568
4.50%, 07/20/2048 479 519
4.50%, 08/20/2048 863 929
4.50%, 09/20/2048 641 693
4.50%, 10/20/2048 652 706
4.50%, 11/20/2048 600 646
4.50%, 12/20/2048 521 562
5.00%, 05/15/2033 173 199
5.00%, 07/20/2038 155 175
5.00%, 10/15/2038 223 256
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 04/20/2039 $ 101 $ 115
5.00%, 10/15/2041 157 176
5.00%, 01/20/2045 187 210
5.00%, 02/20/2046 61 68
5.00%, 12/20/2046 155 175
5.00%, 06/20/2048 3,368 3,683
5.00%, 08/20/2048 90 99
5.00%, 10/20/2048 336 368
5.50%, 03/15/2038 158 177
5.50%, 02/15/2039 64 71
5.50%, 06/15/2040 277 312
5.50%, 07/20/2044 140 158
5.50%, 09/20/2044 175 197
5.50%, 12/20/2048 49 53
$ 173,964
U.S. Treasury - 38.56%
0.38%, 04/30/2025 6,635 6,656
1.13%, 07/31/2021 4,170 4,215
1.13%, 09/30/2021 3,585 3,630
1.13%, 02/28/2022 18,700 19,012
1.13%, 02/28/2027 5,890 6,143
1.25%, 10/31/2021 5,830 5,917
1.25%, 07/31/2023 7,125 7,361
1.25%, 08/31/2024 7,495 7,808
1.38%, 01/31/2022 4,630 4,722
1.38%, 06/30/2023 2,745 2,844
1.38%, 08/31/2023 10,210 10,596
1.38%, 09/30/2023 3,375 3,506
1.38%, 08/31/2026 5,900 6,239
1.50%, 08/31/2021 3,600 3,658
1.50%, 09/30/2021 1,450 1,475
1.50%, 10/31/2021 3,950 4,024
1.50%, 11/30/2021 6,450 6,578
1.50%, 01/31/2022 3,800 3,883
1.50%, 08/15/2022 2,200 2,264
1.50%, 09/15/2022 4,490 4,626
1.50%, 02/28/2023 2,090 2,165
1.50%, 03/31/2023 3,520 3,651
1.50%, 09/30/2024 1,925 2,027
1.50%, 11/30/2024 6,000 6,329
1.50%, 08/15/2026 2,230 2,374
1.50%, 02/15/2030 3,760 4,067
1.63%, 12/31/2021 3,025 3,094
1.63%, 08/15/2022 953 984
1.63%, 08/31/2022 3,500 3,614
1.63%, 11/15/2022 4,915 5,089
1.63%, 04/30/2023 1,875 1,953
1.63%, 05/31/2023 3,000 3,128
1.63%, 10/31/2023 3,270 3,427
1.63%, 02/15/2026 11,523 12,323
1.63%, 05/15/2026 5,851 6,266
1.63%, 09/30/2026 4,225 4,535
1.63%, 11/30/2026 6,285 6,753
1.63%, 08/15/2029 6,575 7,176
1.75%, 11/30/2021 3,600 3,685
1.75%, 02/28/2022 2,815 2,892
1.75%, 03/31/2022 3,070 3,158
1.75%, 04/30/2022 3,325 3,426
1.75%, 05/15/2022 2,620 2,701
1.75%, 05/31/2022 3,370 3,476
1.75%, 06/30/2022 2,730 2,819
1.75%, 09/30/2022 12,360 12,812
1.75%, 01/31/2023 2,110 2,198
1.75%, 05/15/2023 4,000 4,183
1.75%, 07/31/2024 11,385 12,088
1.75%, 11/15/2029 3,475 3,838
1.88%, 11/30/2021 4,660 4,779
1.88%, 01/31/2022 1,670 1,717

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.88%, 02/28/2022 $ 3,370 $ 3,470
1.88%, 03/31/2022 3,750 3,866
1.88%, 04/30/2022 1,160 1,198
1.88%, 05/31/2022 1,580 1,634
1.88%, 07/31/2022 2,850 2,954
1.88%, 08/31/2022 2,655 2,757
1.88%, 09/30/2022 3,210 3,337
1.88%, 10/31/2022 3,955 4,117
1.88%, 08/31/2024 10,900 11,641
1.88%, 07/31/2026 3,000 3,263
2.00%, 08/31/2021 3,150 3,221
2.00%, 10/31/2021 4,750 4,872
2.00%, 11/15/2021 10,040 10,306
2.00%, 12/31/2021 3,000 3,086
2.00%, 02/15/2022 4,000 4,125
2.00%, 10/31/2022 6,420 6,702
2.00%, 11/30/2022 3,785 3,956
2.00%, 02/15/2023 4,741 4,973
2.00%, 04/30/2024 1,990 2,126
2.00%, 05/31/2024 4,660 4,984
2.00%, 06/30/2024 1,500 1,606
2.00%, 02/15/2025 8,075 8,715
2.00%, 08/15/2025 4,020 4,363
2.00%, 11/15/2026 2,840 3,118
2.00%, 02/15/2050 6,775 7,765
2.13%, 08/15/2021 2,810 2,875
2.13%, 09/30/2021 4,400 4,513
2.13%, 12/31/2021 4,000 4,123
2.13%, 05/15/2022 1,000 1,038
2.13%, 06/30/2022 2,000 2,081
2.13%, 12/31/2022 4,080 4,284
2.13%, 02/29/2024 5,315 5,690
2.13%, 03/31/2024 4,200 4,502
2.13%, 09/30/2024 7,825 8,448
2.13%, 11/30/2024 5,450 5,899
2.13%, 05/15/2025 6,500 7,075
2.13%, 05/31/2026 3,650 4,019
2.25%, 07/31/2021 3,500 3,584
2.25%, 04/15/2022 3,440 3,573
2.25%, 01/31/2024 4,855 5,214
2.25%, 04/30/2024 3,710 4,000
2.25%, 10/31/2024 8,350 9,072
2.25%, 11/15/2024 10,245 11,137
2.25%, 12/31/2024 4,000 4,356
2.25%, 11/15/2025 7,120 7,842
2.25%, 03/31/2026 4,985 5,515
2.25%, 02/15/2027 5,910 6,604
2.25%, 08/15/2027 6,565 7,381
2.25%, 11/15/2027 2,610 2,942
2.25%, 08/15/2046 3,620 4,293
2.25%, 08/15/2049 6,335 7,619
2.38%, 03/15/2022 3,535 3,674
2.38%, 01/31/2023 2,985 3,159
2.38%, 08/15/2024 8,135 8,853
2.38%, 04/30/2026 2,895 3,227
2.38%, 05/15/2027 6,075 6,862
2.38%, 05/15/2029 9,110 10,521
2.38%, 11/15/2049 2,205 2,725
2.50%, 01/15/2022 3,735 3,875
2.50%, 02/15/2022 3,375 3,508
2.50%, 03/31/2023 2,905 3,095
2.50%, 08/15/2023 5,285 5,672
2.50%, 01/31/2024 3,600 3,898
2.50%, 05/15/2024 3,500 3,810
2.50%, 01/31/2025 2,500 2,755
2.50%, 02/28/2026 2,840 3,179
2.50%, 02/15/2045 3,500 4,316
2.50%, 02/15/2046 815 1,009
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.50%, 05/15/2046 $ 4,080 $ 5,060
2.63%, 06/15/2021 6,145 6,299
2.63%, 07/15/2021 3,000 3,081
2.63%, 12/15/2021 3,185 3,305
2.63%, 02/28/2023 3,030 3,233
2.63%, 06/30/2023 2,000 2,149
2.63%, 12/31/2023 3,435 3,729
2.63%, 12/31/2025 2,160 2,428
2.63%, 01/31/2026 6,790 7,641
2.63%, 02/15/2029 11,500 13,491
2.75%, 08/15/2021 2,640 2,721
2.75%, 09/15/2021 2,465 2,546
2.75%, 04/30/2023 2,875 3,088
2.75%, 05/31/2023 2,900 3,121
2.75%, 07/31/2023 2,818 3,045
2.75%, 08/31/2023 2,875 3,112
2.75%, 11/15/2023 6,380 6,937
2.75%, 02/15/2024 4,600 5,027
2.75%, 02/28/2025 3,500 3,903
2.75%, 08/31/2025 2,000 2,250
2.75%, 02/15/2028 4,790 5,595
2.75%, 08/15/2042 2,209 2,824
2.75%, 11/15/2042 3,230 4,129
2.75%, 08/15/2047 5,875 7,677
2.75%, 11/15/2047 4,620 6,045
2.88%, 10/15/2021 3,590 3,723
2.88%, 11/15/2021 3,190 3,315
2.88%, 09/30/2023 2,935 3,195
2.88%, 10/31/2023 3,405 3,713
2.88%, 11/30/2023 3,445 3,764
2.88%, 04/30/2025 3,325 3,740
2.88%, 05/31/2025 2,000 2,253
2.88%, 07/31/2025 2,000 2,259
2.88%, 11/30/2025 1,470 1,670
2.88%, 05/15/2028 6,645 7,854
2.88%, 08/15/2028 11,385 13,504
2.88%, 05/15/2043 4,430 5,783
2.88%, 08/15/2045 3,000 3,955
2.88%, 11/15/2046 4,855 6,459
2.88%, 05/15/2049 3,435 4,646
3.00%, 09/30/2025 540 616
3.00%, 10/31/2025 3,000 3,424
3.00%, 11/15/2044 4,505 6,033
3.00%, 11/15/2045 2,620 3,533
3.00%, 02/15/2047 3,135 4,272
3.00%, 05/15/2047 3,235 4,409
3.00%, 02/15/2048 2,325 3,184
3.00%, 08/15/2048 5,075 6,980
3.00%, 02/15/2049 7,625 10,524
3.13%, 11/15/2028 7,025 8,507
3.13%, 11/15/2041 2,600 3,515
3.13%, 02/15/2042 1,140 1,544
3.13%, 02/15/2043 2,680 3,631
3.13%, 08/15/2044 3,605 4,918
3.13%, 05/15/2048 3,250 4,555
3.38%, 05/15/2044 3,845 5,438
3.38%, 11/15/2048 6,470 9,508
3.63%, 08/15/2043 2,840 4,145
3.63%, 02/15/2044 3,330 4,876
3.75%, 08/15/2041 2,660 3,912
3.75%, 11/15/2043 2,960 4,406
3.88%, 08/15/2040 2,230 3,321
4.25%, 05/15/2039 2,135 3,305
4.25%, 11/15/2040 1,038 1,621
4.38%, 02/15/2038 495 770
4.38%, 05/15/2040 389 615
4.38%, 05/15/2041 1,610 2,559
4.50%, 02/15/2036 1,550 2,376

Schedule of Investments
Bond Market Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.50%, 08/15/2039 $ 2,945 $ 4,691
4.63%, 02/15/2040 925 1,501
4.75%, 02/15/2041 2,589 4,291
5.25%, 11/15/2028 409 567
5.25%, 02/15/2029 795 1,111
5.38%, 02/15/2031 2,620 3,907
6.00%, 02/15/2026 2,000 2,635
6.13%, 11/15/2027 1,260 1,781
6.25%, 05/15/2030 2,000 3,091
6.38%, 08/15/2027 1,540 2,184
6.50%, 11/15/2026 1,000 1,387
6.63%, 02/15/2027 795 1,119
$ 908,887
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,541,747
Total Investments $ 2,459,201
Other Assets and Liabilities -  (4.34)% (102,196)
TOTAL NET ASSETS - 100.00% $ 2,357,005
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,845 or
0.25% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security purchased on a when-issued basis.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $18,152 or 0.77% of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
Portfolio Summary  (unaudited)
Sector Percent
Government 42.93%
Mortgage Securities 28.51%
Financial 8.62%
Money Market Funds 5.37%
Consumer, Non-cyclical 4.88%
Communications 2.72%
Energy 2.29%
Utilities 2.13%
Industrial 2.07%
Technology 1.92%
Consumer, Cyclical 1.27%
Basic Materials 0.65%
Revenue Bonds 0.37%
Asset Backed Securities 0.33%
General Obligation Unlimited 0.23%
Insured 0.03%
General Obligation Limited 0.02%
Other Assets and Liabilities
(4.34)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales May 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 74,643 $ 990,903 $ 940,332 $ 125,214
$ 74,643 $ 990,903 $ 940,332 $ 125,214
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 937 $ — $ — $ —
$ 937 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Capital Securities Fund
May 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.32% Shares Held Value (000's)
Exchange-Traded Funds - 0.16%
Invesco Preferred ETF 34,664 $ 498
iShares Preferred & Income Securities ETF
(a)
18,663 656
$ 1,154
Money Market Funds - 3.16%
BlackRock Liquidity FedFund - Institutional
Class 0.10%
(b),(c)
1,721,941 1,722
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
21,792,837 21,793
$ 23,515
TOTAL INVESTMENT COMPANIES $ 24,669
CONVERTIBLE PREFERRED STOCKS
- 0.35% Shares Held Value (000's)
Hand & Machine Tools - 0.35%
Stanley Black & Decker Inc 0.00%, 05/15/2021
(e),(f)
2,500 $ 2,613
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,613
PREFERRED STOCKS - 3.81% Shares Held Value (000's)
Banks - 1.06%
Fifth Third Bancorp 6.63%, 12/31/2023
(f)
88,310 2,407
3 Month USD LIBOR + 3.71%
First Republic Bank/CA 5.13%, 06/30/2022
(f)
45,549 1,183
HSBC Holdings PLC 6.20%, 07/01/2020
(f)
3,347 87
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(f)
78,159 2,006
KeyCorp 6.13%, 12/15/2026
(f)
30,920 868
3 Month USD LIBOR + 3.89%
Valley National Bancorp 6.25%, 06/30/2025
(f)
28,980 718
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(a),(f)
24,861 640
$ 7,909
Diversified Financial Services - 0.16%
Capital One Financial Corp 5.00%, 12/01/2024
(f)
50,000 1,168
Electric - 0.13%
Southern Co/The 0.00%, 01/30/2080
(e)
37,500 936
Southern Co/The 6.25%, 10/15/2075 1,300 33
$ 969
Gas - 0.01%
Entergy New Orleans LLC 5.50%, 04/01/2066 900 24
NiSource Inc 6.50%, 03/15/2024
(f)
2,439 64
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.63%
$ 88
Insurance - 0.38%
American Financial Group Inc/OH 5.13%,
12/15/2059
(a)
425 10
Arch Capital Group Ltd 5.45%, 08/17/2022
(f)
2,000 51
Equitable Holdings Inc 5.25%, 12/15/2024
(f)
40,265 962
MetLife Inc 0.00%, 03/15/2025
(e),(f)
40,000 993
Voya Financial Inc 5.35%, 09/15/2029
(f)
30,000 772
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,788
Pipelines - 0.52%
Enbridge Inc 6.38%, 04/15/2078 158,468 3,843
3 Month USD LIBOR + 3.59%
REITs - 0.27%
Digital Realty Trust Inc 5.88%, 07/01/2020
(f)
724 19
Kimco Realty Corp 5.25%, 12/20/2022
(f)
14,318 346
PS Business Parks Inc 4.88%, 11/04/2024
(f)
1,447 35
PS Business Parks Inc 5.20%, 12/07/2022
(f)
2,000 51
PS Business Parks Inc 5.25%, 09/21/2022
(f)
500 13
Public Storage 4.88%, 09/12/2024
(f)
38,279 994
Public Storage 5.13%, 05/17/2021
(a),(f)
8,790 227
Public Storage 5.38%, 07/01/2020
(f)
6,501 166
Public Storage 5.40%, 01/20/2021
(f)
2,031 52
Public Storage 5.60%, 03/11/2024
(f)
500 14
Vornado Realty Trust 5.70%, 07/01/2020
(a),(f)
5,120 126
$ 2,043
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Sovereign - 0.90%
CoBank ACB 6.13%, 10/01/2020
(f)
6,000 $ 609
CoBank ACB 6.20%, 01/01/2025
(f)
10,000 1,061
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(f)
38,800 3,977
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(f),(g)
10,000 1,010
3 Month USD LIBOR + 4.01%
$ 6,657
Telecommunications - 0.38%
AT&T Inc 0.00%, 02/18/2025
(e),(f)
120,000 2,848
TOTAL PREFERRED STOCKS $ 28,313
BONDS - 91.81%
Principal
Amount (000's) Value (000's)
Banks - 49.33%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(f),(g),(h)
$ 1,900 $ 2,103
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.50%, 12/31/2049
(f),(h)
9,400 8,836
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Bank of America Corp
6.25%, 12/31/2049
(f),(h)
2,000 2,070
3 Month USD LIBOR + 3.71%
6.30%, 12/31/2049
(f),(h)
2,000 2,190
3 Month USD LIBOR + 4.55%
6.50%, 12/31/2049
(f),(h)
3,000 3,233
3 Month USD LIBOR + 4.17%
Bank of New York Mellon Corp/The
4.62%, 12/31/2099
(f),(h)
7,408 7,223
3 Month USD LIBOR + 3.13%
4.95%, 12/31/2049
(f),(h)
8,100 7,638
3 Month USD LIBOR + 3.42%
Barclays Bank PLC
6.28%, 12/31/2049
(f),(h)
5,450 5,648
3 Month USD LIBOR + 1.55%
10.18%, 06/12/2021
(g)
3,000 3,246
10.18%, 06/12/2021 900 974
Barclays PLC
8.00%, 12/31/2049
(f),(h)
5,000 5,124
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
4.50%, 12/31/2049
(f),(g),(h)
3,000 2,569
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
6.63%, 12/31/2049
(f),(h)
800 818
USD Swap Rate NY 5 Year + 4.15%
7.20%, 12/31/2049
(f),(g),(h)
1,300 1,399
3 Month USD LIBOR + 1.29%
7.37%, 12/31/2049
(a),(f),(g),(h)
6,103 6,690
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12/31/2049
(f),(g),(h)
2,242 2,298
USD Swap Semi-Annual 5 Year + 6.31%
7.63%, 12/31/2049
(f),(h)
7,800 7,995
USD Swap Semi-Annual 5 Year + 6.31%
Citigroup Inc
4.70%, 12/31/2049
(f),(h)
600 523
United States Secured Overnight Financing
Rate + 3.23%
5.95%, 12/31/2049
(f),(h)
1,000 935
3 Month USD LIBOR + 4.10%
6.13%, 12/31/2049
(f),(h)
6,000 5,863
3 Month USD LIBOR + 4.48%
6.25%, 12/31/2049
(f),(h)
1,500 1,597
3 Month USD LIBOR + 4.52%

Schedule of Investments
Capital Securities Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citizens Financial Group Inc
5.33%, 12/31/2049
(f)
$ 9,490 $ 8,057
3 Month USD LIBOR + 3.96%
6.00%, 12/31/2049
(f),(h)
3,184 2,802
3 Month USD LIBOR + 3.00%
6.38%, 12/31/2049
(f),(h)
3,500 3,288
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 12/31/2049
(f),(h)
7,300 7,260
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
0.96%, 02/15/2027
(g)
22,771 20,083
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 12/31/2049
(f),(h)
2,300 2,508
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/31/2049
(f),(g),(h)
7,232 8,281
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023 600 648
Credit Suisse Group AG
6.25%, 12/31/2049
(f),(g),(h)
5,490 5,741
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12/31/2099
(f),(g),(h)
5,000 5,117
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/31/2049
(f),(g),(h)
6,250 6,718
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 12/31/2099
(f),(h)
6,600 6,451
USD Swap Semi-Annual 7 Year + 3.90%
Goldman Sachs Group Inc/The
4.37%, 12/31/2049
(f)
2,000 1,793
3 Month USD LIBOR + 3.92%
4.95%, 12/31/2049
(f),(h)
1,000 960
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 12/31/2049
(a),(f),(h)
2,000 2,050
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 12/31/2049
(f),(g),(h)
1,700 2,635
3 Month USD LIBOR + 4.98%
10.18%, 12/31/2049
(f),(h)
4,400 6,820
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 12/31/2099
(f),(h)
3,000 2,914
USD Swap Rate NY 5 Year + 3.75%
6.38%, 12/31/2049
(f),(h)
1,300 1,282
USD Swap Rate NY 5 Year + 3.71%
6.50%, 12/31/2099
(f),(h)
500 498
USD Swap Rate NY 5 Year + 3.61%
6.87%, 12/31/2049
(f),(h)
8,100 8,300
USD Swap Rate NY 5 Year + 5.51%
Huntington Bancshares Inc/OH
5.63%, 12/31/2049
(f),(h),(i)
1,900 1,909
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
1.37%, 06/15/2028 2,400 2,047
3 Month USD LIBOR + 0.63%
ING Groep NV
5.75%, 12/31/2049
(f),(h)
7,000 6,781
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 12/31/2049
(f),(h)
500 508
USD Swap Semi-Annual 5 Year + 4.45%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
4.49%, 12/31/2099
(f)
$ 5,000 $ 4,609
3 Month USD LIBOR + 3.80%
4.60%, 12/31/2049
(f),(h)
4,900 4,355
United States Secured Overnight Financing
Rate + 3.13%
6.75%, 12/31/2049
(f),(h)
2,000 2,130
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 12/31/2049
(f),(h)
4,000 3,740
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
2.17%, 07/01/2028 2,000 1,722
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 1,500 1,964
Lloyds Bank PLC
12.00%, 12/31/2049
(f),(g),(h)
3,100 3,540
3 Month USD LIBOR + 11.76%
12.00%, 12/31/2049
(f),(h)
5,500 6,280
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
6.41%, 12/31/2049
(f),(g),(h)
1,200 1,266
3 Month USD LIBOR + 1.50%
7.50%, 12/31/2049
(f),(h)
4,300 4,391
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 12/31/2049
(f),(h)
6,600 6,799
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.12%, 12/31/2049
(f),(h)
4,000 4,000
3 Month USD LIBOR + 3.52%
6.45%, 12/31/2049
(f),(h)
1,300 1,339
3 Month USD LIBOR + 3.61%
Nordea Bank Abp
6.13%, 12/31/2049
(f),(g),(h)
4,300 4,298
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 12/31/2099
(f),(g),(h)
13,400 14,170
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 12/31/2049
(f),(h)
8,898 8,587
3 Month USD LIBOR + 3.20%
NTC Capital I
1.74%, 01/15/2027 1,250 1,141
3 Month USD LIBOR + 0.52%
NTC Capital II
1.81%, 04/15/2027 1,200 1,061
3 Month USD LIBOR + 0.59%
PNC Capital Trust C
2.15%, 06/01/2028 3,000 2,576
3 Month USD LIBOR + 0.57%
RBS Capital Trust II
6.43%, 12/31/2049
(f),(h)
600 856
3 Month USD LIBOR + 1.94%
Royal Bank of Scotland Group PLC
3.77%, 12/31/2049
(f)
1,000 896
3 Month USD LIBOR + 2.32%
7.50%, 12/31/2049
(f),(h)
6,896 6,754
USD Swap Semi-Annual 5 Year + 5.80%
7.65%, 12/31/2049
(f),(h)
1,800 2,565
3 Month USD LIBOR + 2.50%
8.00%, 12/31/2049
(f),(h)
1,000 1,080
USD Swap Semi-Annual 5 Year + 5.72%
8.62%, 12/31/2049
(f),(h)
2,800 2,907
USD Swap Semi-Annual 5 Year + 7.60%
Skandinaviska Enskilda Banken AB
5.63%, 12/31/2049
(f),(h)
200 199
USD Swap Semi-Annual 5 Year + 3.49%

Schedule of Investments
Capital Securities Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA
7.38%, 12/31/2049
(f),(g),(h)
$ 5,500 $ 5,375
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 12/31/2049
(f),(g),(h)
5,000 5,034
USD Swap Semi-Annual 5 Year + 6.24%
8.00%, 12/31/2049
(f),(g),(h)
3,500 3,745
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
7.01%, 12/31/2049
(f),(g),(h)
7,800 8,463
3 Month USD LIBOR + 1.46%
7.01%, 12/31/2049
(f),(h)
3,600 3,906
3 Month USD LIBOR + 1.46%
7.50%, 12/31/2049
(f),(g),(h)
3,300 3,387
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 12/31/2049
(f),(g),(h)
1,000 1,031
USD Swap Semi-Annual 5 Year + 5.72%
Swedbank AB
6.00%, 12/31/2049
(f),(h)
4,400 4,394
USD Swap Semi-Annual 5 Year + 4.11%
TCF National Bank
5.50%, 05/06/2030
(h)
2,000 2,005
3 Month USD LIBOR + 5.09%
Truist Bank
1.06%, 05/15/2027 4,500 3,860
3 Month USD LIBOR + 0.67%
1.39%, 03/15/2028 2,000 1,713
3 Month USD LIBOR + 0.65%
Truist Financial Corp
4.80%, 12/31/2099
(f),(h)
21,200 20,161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 12/31/2049
(f),(h),(i)
2,800 2,821
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
6.88%, 12/31/2049
(f),(h)
9,200 9,649
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 12/31/2049
(f),(g),(h)
1,400 1,442
USD Swap Semi-Annual 5 Year + 4.34%
US Bancorp
5.12%, 12/31/2049
(f),(h)
2,000 1,989
3 Month USD LIBOR + 3.49%
$ 366,623
Diversified Financial Services - 3.77%
American Express Co
4.03%, 12/31/2049
(f)
4,500 3,757
3 Month USD LIBOR + 3.29%
Capital One Financial Corp
5.55%, 12/31/2049
(f)
4,000 3,260
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
5.38%, 12/31/2049
(f),(h)
9,200 9,747
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.00%, 12/31/2049
(f),(h)
5,813 6,100
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
4.88%, 12/31/2049
(f),(g),(h)
6,000 5,160
3 Month USD LIBOR + 3.17%
$ 28,024
Electric - 5.04%
Dominion Energy Inc
4.65%, 12/31/2099
(f),(h)
8,500 8,316
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(h)
6,775 6,919
3 Month USD LIBOR + 3.06%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Corp
4.88%, 12/31/2099
(f),(h)
$ 4,450 $ 4,506
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
10,000 10,820
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
1,700 1,930
USD Swap Semi-Annual 5 Year + 5.88%
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(h)
700 736
3 Month USD LIBOR + 3.63%
NextEra Energy Capital Holdings Inc
2.87%, 06/15/2067 580 443
3 Month USD LIBOR + 2.13%
3.50%, 10/01/2066 4,500 3,555
3 Month USD LIBOR + 2.07%
4.80%, 12/01/2077
(h)
250 254
3 Month USD LIBOR + 2.41%
$ 37,479
Food - 0.58%
Dairy Farmers of America Inc
7.13%, 12/31/2049
(f),(g)
5,000 4,294
Gas - 1.18%
NiSource Inc
5.65%, 12/31/2049
(f),(h)
9,195 8,735
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0.15%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(h)
1,100 1,091
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 25.49%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,656
Allstate Corp/The
5.75%, 08/15/2053
(h)
9,900 10,049
3 Month USD LIBOR + 2.94%
American International Group Inc
5.75%, 04/01/2048
(h)
13,077 13,274
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(h)
6,700 8,272
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01/01/2027 1,000 1,170
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
2,000 2,134
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12/31/2049
(f),(g),(h)
4,905 6,180
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 2,400 3,399
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
12,100 13,471
3 Month USD LIBOR + 4.92%
Everest Reinsurance Holdings Inc
2.78%, 05/01/2067 1,600 1,204
3 Month USD LIBOR + 2.39%
Hartford Financial Services Group Inc/The
2.52%, 02/12/2067
(g)
2,800 2,219
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03/21/2047
(h)
4,700 4,897
USD Swap Semi-Annual 5 Year + 3.69%

Schedule of Investments
Capital Securities Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Liberty Mutual Group Inc
7.80%, 03/07/2087
(g)
$ 6,100 $ 7,072
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
1,100 1,619
Lincoln National Corp
3.18%, 04/20/2067 4,200 2,831
3 Month USD LIBOR + 2.04%
Meiji Yasuda Life Insurance Co
5.10%, 04/26/2048
(a),(g),(h)
1,300 1,456
USD Swap Rate NY 5 Year + 3.15%
5.20%, 10/20/2045
(g),(h)
1,000 1,133
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
1,800 2,277
MetLife Inc
5.25%, 12/31/2049
(f),(h)
3,500 3,133
3 Month USD LIBOR + 3.58%
6.40%, 12/15/2066 700 811
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
4,500 6,233
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 6,558
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
7.00%, 03/15/2072
(g),(h)
3,600 3,888
3 Month USD LIBOR + 5.90%
7.00%, 03/15/2072
(h)
2,500 2,700
3 Month USD LIBOR + 5.90%
Nationwide Financial Services Inc
6.75%, 05/15/2087 500 564
Nippon Life Insurance Co
5.00%, 10/18/2042
(g),(h)
1,525 1,607
3 Month USD LIBOR + 4.24%
5.10%, 10/16/2044
(h)
785 864
USD Swap Rate NY 5 Year + 3.65%
Progressive Corp/The
5.38%, 12/31/2049
(f),(h)
16,478 15,885
3 Month USD LIBOR + 2.54%
Prudential Financial Inc
5.63%, 06/15/2043
(h)
9,380 9,711
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
11,000 11,568
3 Month USD LIBOR + 4.18%
QBE Insurance Group Ltd
5.88%, 12/31/2049
(f),(g),(h)
1,900 1,945
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.51%
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(g),(h)
3,000 3,390
3 Month USD LIBOR + 4.44%
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(g),(h)
17,400 19,159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
4.70%, 01/23/2048
(h)
3,300 3,003
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(h)
10,800 10,708
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(f),(h)
1,400 1,386
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 189,426
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 5.11%
Enbridge Inc
6.00%, 01/15/2077
(h)
$ 500 $ 483
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
7,000 6,720
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
14,212 12,805
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
1,300 1,165
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.50%, 09/15/2079
(h)
12,500 12,190
3 Month USD LIBOR + 4.15%
5.63%, 05/20/2075
(h)
600 575
3 Month USD LIBOR + 3.53%
5.87%, 08/15/2076
(h)
4,000 4,033
3 Month USD LIBOR + 4.64%
$ 37,971
Sovereign - 0.26%
CoBank ACB
6.25%, 12/31/2049
(f),(h)
1,000 1,005
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
6.20%, 12/31/2049
(f),(g),(h)
1,000 945
3 Month USD LIBOR + 3.22%
$ 1,950
Telecommunications - 0.22%
Koninklijke KPN NV
7.00%, 03/28/2073
(h)
1,000 1,058
USD Swap Semi-Annual 10 Year + 5.21%
Vodafone Group PLC
7.00%, 04/04/2079
(h)
500 579
USD Swap Semi-Annual 5 Year + 4.87%
$ 1,637
Transportation - 0.68%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
5,000 5,067
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 682,297
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.61%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.61%
0.25%, 04/15/2023 $ 2,500 $ 2,505
0.38%, 03/31/2022 2,000 2,007
$ 4,512
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,512
Total Investments $ 742,404
Other Assets and Liabilities -  0.10% 744
TOTAL NET ASSETS - 100.00% $ 743,148
(a) Security or a portion of the security was on loan at the end of the period.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,102 or
0.96% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(e) Non-income producing security
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.

Schedule of Investments
Capital Securities Fund
May 31, 2020 (unaudited)
See accompanying notes.

(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $190,148 or 25.59% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security purchased on a when-issued basis.
Portfolio Summary  (unaudited)
Sector Percent
Financial 80.46%
Utilities 6.36%
Energy 5.63%
Money Market Funds 3.16%
Government 1.77%
Industrial 1.18%
Communications 0.60%
Consumer, Non-cyclical 0.58%
Investment Companies 0.16%
Other Assets and Liabilities
0.10%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales May 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 16,563 $ 261,638 $ 256,408 $ 21,793
$ 16,563 $ 261,638 $ 256,408 $ 21,793
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 204 $ — $ — $ —
$ 204 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.60% Shares Held Value (000's)
Exchange-Traded Funds - 0.01%
Invesco S&P Global Water Index ETF 10,244 $ 381
Money Market Funds - 1.59%
BlackRock Liquidity FedFund - Institutional
Class 0.10%
(a),(b)
4,087,389 4,087
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
46,090,866 46,091
$ 50,178
TOTAL INVESTMENT COMPANIES $ 50,559
COMMON STOCKS - 51.88% Shares Held Value (000's)
Advertising - 0.02%
Clear Channel Outdoor Holdings Inc
(d)
596,711 576
Agriculture - 0.59%
Archer-Daniels-Midland Co 326,454 12,833
Bunge Ltd 150,161 5,859
$ 18,692
Automobile Parts & Equipment - 0.07%
Georg Fischer AG 2,753 2,300
Biotechnology - 0.07%
Advanz Pharma Corp Ltd
(d),(e)
15,259 53
Corteva Inc 82,299 2,247
$ 2,300
Building Materials - 0.70%
American Woodmark Corp
(d)
5,633 354
Builders FirstSource Inc
(d)
61,336 1,276
Fortune Brands Home & Security Inc 18,775 1,145
Geberit AG 14,500 7,095
Louisiana-Pacific Corp 266,973 6,303
Norbord Inc 206,155 3,948
Pinnacle Renewable Energy Inc
(f)
101,931 291
UFP Industries Inc 34,766 1,590
$ 22,002
Chemicals - 1.69%
Air Liquide SA 48,618 6,611
CF Industries Holdings Inc 337,281 9,906
FMC Corp 103,685 10,204
ICL Group Ltd 604,452 2,108
Ingevity Corp
(d)
16,337 860
K+S AG
(f)
275,761 1,763
Mosaic Co/The 503,751 6,090
Nutrien Ltd 55,300 1,888
OCI NV
(d)
134,468 1,525
Olin Corp
(f)
107,161 1,289
Sociedad Quimica y Minera de Chile SA ADR 81,758 1,992
Yara International ASA 273,525 9,409
$ 53,645
Commercial Services - 1.84%
ALEATICA SAB de CV
(d),(f)
6,840,253 5,660
Atlantia SpA
(d)
847,949 13,940
Atlas Arteria Ltd 580,156 2,582
Cengage Learning Holdings II Inc
(d)
2,772 8
China Merchants Port Holdings Co Ltd 1,453,687 1,783
Transurban Group 3,593,482 34,323
$ 58,296
Consumer Products - 0.13%
Avery Dennison Corp 19,558 2,165
Kimberly-Clark Corp 12,727 1,800
$ 3,965
Cosmetics & Personal Care - 0.14%
Essity AB
(d)
55,587 1,841
Kao Corp 11,700 942
Unicharm Corp 45,800 1,710
$ 4,493
Electric - 9.91%
ACEA SpA 27,644 536
Algonquin Power & Utilities Corp 323,900 4,535
American Electric Power Co Inc 178,916 15,253
AusNet Services 11,370,063 13,332
CenterPoint Energy Inc 175,173 3,115
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
China Longyuan Power Group Corp Ltd 4,339,000 $ 2,119
Clearway Energy Inc - Class C 753,600 16,511
CLP Holdings Ltd 590,500 5,796
CMS Energy Corp 82,092 4,809
Dominion Energy Inc 206,353 17,542
DTE Energy Co 59,609 6,412
Duke Energy Corp 155,518 13,317
Edison International 184,032 10,694
EDP - Energias de Portugal SA 2,935,023 13,711
Emera Inc 358,903 14,269
Hera SpA 487,966 1,869
Huadian Fuxin Energy Corp Ltd
(g)
13,432,000 2,616
Hydro One Ltd
(h)
651,133 12,617
Iberdrola SA 862,317 9,337
Infraestructura Energetica Nova SAB de CV 2,142,301 6,106
NextEra Energy Inc 95,863 24,499
Orsted A/S
(h)
29,093 3,421
Red Electrica Corp SA 1,223,140 21,537
Sembcorp Industries Ltd 562,600 542
Sempra Energy 162,012 20,464
Southern Co/The 101,749 5,807
Spark Infrastructure Group 12,597,270 17,741
SSE PLC 866,411 13,317
Terna Rete Elettrica Nazionale SpA 3,255,905 22,120
Transmissora Alianca de Energia Eletrica SA 1,816,700 9,788
$ 313,732
Electronics - 0.40%
Badger Meter Inc 19,538 1,195
Halma PLC 253,609 7,360
Itron Inc
(d)
40,859 2,632
Watts Water Technologies Inc 18,525 1,541
$ 12,728
Energy - Alternate Sources - 1.56%
First Solar Inc
(d)
100,305 4,676
NextEra Energy Partners LP 407,545 20,829
TerraForm Power Inc 891,662 16,389
Vestas Wind Systems A/S 72,939 7,450
$ 49,344
Engineering & Construction - 2.15%
Aegion Corp
(d)
19,013 285
Aena SME SA
(d),(h)
106,335 15,176
Aeroports de Paris 30,827 3,213
Auckland International Airport Ltd 1,164,917 4,719
Enav SpA
(h)
2,179,252 9,927
Flughafen Zurich AG
(d)
57,095 7,899
Fomento de Construcciones y Contratas SA
(d)
31,395 317
Grupo Aeroportuario del Pacifico SAB de CV 627,000 4,173
Sacyr SA 758,678 1,488
Sydney Airport 3,364,307 13,163
Vinci SA 84,234 7,859
$ 68,219
Environmental Control - 0.74%
Casella Waste Systems Inc
(d)
129,073 6,576
China Water Affairs Group Ltd 526,000 352
Clean Harbors Inc
(d)
62,191 3,694
Covanta Holding Corp 258,873 2,330
Energy Recovery Inc
(d)
22,195 171
Evoqua Water Technologies Corp
(d)
48,370 910
Kurita Water Industries Ltd 71,800 1,988
METAWATER Co Ltd 7,300 326
Pentair PLC 112,813 4,415
Tetra Tech Inc 33,742 2,662
$ 23,424
Food - 0.14%
Ingredion Inc 26,879 2,264
Wilmar International Ltd 786,800 2,223
$ 4,487

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 1.78%
Acadian Timber Corp 136,178 $ 1,365
BillerudKorsnas AB 65,425 894
Canfor Corp
(d)
393,623 2,902
Clearwater Paper Corp
(d)
23,816 690
Domtar Corp 21,062 430
Empresas CMPC SA 563,346 1,147
Holmen AB
(d)
73,374 2,415
Interfor Corp
(d)
403,421 2,760
International Paper Co 102,979 3,506
Mercer International Inc 67,307 543
Mondi PLC 222,482 4,186
Nine Dragons Paper Holdings Ltd 2,824,000 2,484
Oji Holdings Corp 876,100 4,407
Sappi Ltd
(d)
292,125 422
Smurfit Kappa Group PLC 127,766 4,172
Stora Enso Oyj 464,325 5,698
Sumitomo Forestry Co Ltd 129,100 1,641
Suzano SA
(d)
248,700 1,761
Svenska Cellulosa AB SCA
(d)
508,816 6,367
UPM-Kymmene Oyj 140,068 4,042
West Fraser Timber Co Ltd 127,262 3,444
Western Forest Products Inc 2,188,112 1,208
$ 56,484
Gas - 1.97%
Atmos Energy Corp 30,066 3,090
Enagas SA 164,197 3,701
Italgas SpA 1,425,665 7,763
National Grid PLC 1,580,977 18,190
NiSource Inc 135,118 3,220
Snam SpA 4,271,090 20,007
Southwest Gas Holdings Inc 86,170 6,545
$ 62,516
Hand & Machine Tools - 0.04%
Franklin Electric Co Inc 25,826 1,310
Healthcare - Products - 0.28%
Danaher Corp 42,373 7,060
Hengan International Group Co Ltd 225,595 1,858
$ 8,918
Healthcare - Services - 0.00%
Millennium Health LLC
(d),(e),(g),(i)
22,091 —
Millennium Health LLC
(d),(e),(g),(i)
20,580 23
Millennium Health LLC
(d),(e),(g),(i)
19,318 19
$ 42
Home Builders - 0.25%
DR Horton Inc 36,559 2,022
Lennar Corp - A Shares 27,734 1,677
PulteGroup Inc 45,931 1,560
Toll Brothers Inc 45,041 1,455
TRI Pointe Group Inc
(d)
86,855 1,244
$ 7,958
Internet - 0.00%
Catalina Marketing Corp
(d),(g),(i)
3,965 2
Iron & Steel - 0.96%
ArcelorMittal SA
(d)
632,807 6,060
Evraz PLC 537,098 1,882
Fortescue Metals Group Ltd 344,435 3,188
JFE Holdings Inc 240,600 1,772
Nippon Steel Corp 198,200 1,830
Novolipetsk Steel PJSC 118,190 2,290
Nucor Corp 54,135 2,288
POSCO 13,911 2,047
Steel Dynamics Inc 196,078 5,208
thyssenkrupp AG
(d)
234,184 1,592
Vale SA ADR 227,954 2,225
$ 30,382
Lodging - 0.10%
City Developments Ltd 556,400 3,044
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 0.75%
ANDRITZ AG
(d)
65,009 $ 2,435
Gorman-Rupp Co/The 11,751 360
Husqvarna AB 151,048 1,120
IDEX Corp 40,726 6,491
Kadant Inc 7,492 725
Lindsay Corp 7,257 682
Mueller Water Products Inc - Class A 105,785 988
Organo Corp 4,200 237
SIG Combibloc Group AG
(d)
55,061 927
Valmet Oyj 67,554 1,766
Xylem Inc/NY 120,858 8,018
$ 23,749
Media - 0.08%
Cumulus Media Inc
(d)
61,334 317
iHeartMedia Inc
(d),(f)
253,758 2,208
$ 2,525
Metal Fabrication & Hardware - 0.16%
Advanced Drainage Systems Inc 34,812 1,543
Reliance Worldwide Corp Ltd 530,298 1,084
Rexnord Corp 81,850 2,464
$ 5,091
Mining - 3.47%
Agnico Eagle Mines Ltd 47,200 3,020
Anglo American PLC 780,710 16,526
Antofagasta PLC 233,049 2,545
Barrick Gold Corp 804,165 19,338
BHP Group Ltd 103,328 2,432
Franco-Nevada Corp 20,900 2,934
Freeport-McMoRan Inc 1,437,250 13,035
Glencore PLC
(d)
906,831 1,713
Kirkland Lake Gold Ltd 69,300 2,670
Korea Zinc Co Ltd 6,565 2,011
Lundin Mining Corp 943,122 4,343
MMC Norilsk Nickel PJSC ADR 74,468 2,367
Newcrest Mining Ltd 132,009 2,675
Newmont Corp 299,165 17,492
Norsk Hydro ASA
(d)
795,304 2,022
Rio Tinto Ltd 39,788 2,485
South32 Ltd 1,563,930 1,977
Southern Copper Corp 66,524 2,415
Sumitomo Metal Mining Co Ltd 89,700 2,500
Teck Resources Ltd 222,200 2,111
Wheaton Precious Metals Corp 78,700 3,391
$ 110,002
Miscellaneous Manufacturers - 0.19%
Aalberts NV 64,567 1,772
Alfa Laval AB
(d)
201,104 4,087
$ 5,859
Oil & Gas - 3.77%
BP PLC 3,097,335 11,844
Canadian Natural Resources Ltd 86,800 1,586
Chevron Corp 23,986 2,200
CNOOC Ltd 1,631,000 1,863
Concho Resources Inc 111,073 6,056
ConocoPhillips 297,662 12,555
Ecopetrol SA ADR 126,826 1,320
Empresas COPEC SA 138,016 871
Eni SpA 182,635 1,661
EOG Resources Inc 35,388 1,804
Equinor ASA 712,359 10,389
Exxon Mobil Corp 43,516 1,979
Fieldwood Energy Inc
(d)
2,556 —
Fieldwood Energy LLC
(d),(e),(g)
12,648 —
Gazprom PJSC ADR 371,229 2,085
Hess Corp 132,539 6,292
Imperial Oil Ltd
(f)
102,200 1,597
LUKOIL PJSC ADR 26,304 1,976
Marathon Petroleum Corp 204,365 7,182
Neste Oyj 57,149 2,329

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Novatek PJSC 15,625 $ 2,287
Occidental Petroleum Corp 68,371 885
PBF Energy Inc 129,671 1,377
Petroleo Brasileiro SA ADR 184,998 1,412
Petroleo Brasileiro SA ADR 699,511 5,274
Phillips 66 29,905 2,340
Pioneer Natural Resources Co 101,211 9,270
Repsol SA 201,171 1,894
Rosneft Oil Co PJSC 370,003 1,945
Royal Dutch Shell PLC - A Shares 105,483 1,670
Suncor Energy Inc 81,100 1,394
Tatneft PJSC ADR 37,574 1,712
TOTAL SA 53,096 2,013
Transocean Ltd
(d),(f)
54,446 72
Valero Energy Corp 125,257 8,347
Vantage Drilling International
(d)
4,456 27
Woodside Petroleum Ltd 124,349 1,876
$ 119,384
Oil & Gas Services - 0.23%
Halliburton Co 131,985 1,551
Schlumberger Ltd 300,352 5,547
Select Energy Services Inc
(d)
38,849 231
$ 7,329
Packaging & Containers - 0.84%
Amcor PLC 240,183 2,452
Ball Corp 79,304 5,651
DS Smith PLC 795,632 3,367
Graphic Packaging Holding Co 87,680 1,269
Greif Inc - Class A 11,315 385
Klabin SA 278,900 1,022
Lee & Man Paper Manufacturing Ltd 1,015,000 549
Packaging Corp of America 43,002 4,360
Sealed Air Corp 73,851 2,371
Sonoco Products Co 28,485 1,476
Westrock Co 127,823 3,587
$ 26,489
Pipelines - 3.22%
APA Group 1,504,589 11,660
Cheniere Energy Inc
(d)
407,044 18,052
Enbridge Inc 623,659 20,283
Enterprise Products Partners LP 126,142 2,409
Gibson Energy Inc 624,129 9,656
Kinder Morgan Inc 415,953 6,572
Magellan Midstream Partners LP 50,652 2,297
Pembina Pipeline Corp
(f)
65,922 1,647
TC Energy Corp 341,965 15,411
Williams Cos Inc/The 677,399 13,840
$ 101,827
Real Estate - 1.10%
Entra ASA
(h)
290,289 3,933
Fabege AB 290,475 3,537
Mitsubishi Estate Co Ltd 456,400 7,254
Mitsui Fudosan Co Ltd 129,470 2,491
New World Development Co Ltd 3,660,240 3,720
Sun Hung Kai Properties Ltd 125,600 1,471
Vonovia SE 183,700 10,566
Zhongliang Holdings Group Co Ltd 2,814,100 1,996
$ 34,968
REITs - 8.93%
Alexandria Real Estate Equities Inc 99,409 15,281
Allied Properties Real Estate Investment Trust 95,000 2,760
American Homes 4 Rent 154,558 3,901
American Tower Corp 28,932 7,469
Americold Realty Trust 223,943 7,997
Ascendas Real Estate Investment Trust 1,370,300 3,049
AvalonBay Communities Inc 58,566 9,137
Boston Properties Inc 16,607 1,428
CatchMark Timber Trust Inc 248,245 1,949
CFE Capital S de RL de CV 7,294,406 6,990
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Cousins Properties Inc 83,096 $ 2,586
Crown Castle International Corp 61,252 10,545
CubeSmart 99,632 2,835
Daiwa Office Investment Corp 716 4,167
Dexus 661,992 3,982
Digital Realty Trust Inc 29,658 4,258
Equinix Inc 14,931 10,416
Essential Properties Realty Trust Inc 203,054 2,770
Essex Property Trust Inc 58,178 14,124
Federal Realty Investment Trust 34,400 2,749
Frasers Logistics & Commercial Trust 2,689,251 2,120
Gecina SA 35,113 4,511
Goodman Group 1,070,907 11,002
Inmobiliaria Colonial Socimi SA 778,042 7,035
InterRent Real Estate Investment Trust 272,460 2,895
Invitation Homes Inc 486,418 12,793
Japan Retail Fund Investment Corp 1,374 1,812
Kilroy Realty Corp 47,091 2,690
Link REIT 912,070 6,888
MCUBS MidCity Investment Corp 5,281 4,150
Minto Apartment Real Estate Investment Trust 371,742 5,400
Nippon Prologis REIT Inc
(d)
2,400 6,764
Park Hotels & Resorts Inc 321,000 3,155
Physicians Realty Trust 125,707 2,171
PotlatchDeltic Corp 155,694 5,292
Prologis Inc 184,193 16,854
Rayonier Inc 345,962 8,217
Regency Centers Corp 105,352 4,508
Rexford Industrial Realty Inc 271,313 10,798
Segro PLC 805,271 8,368
STORE Capital Corp 233,120 4,508
Summit Industrial Income REIT 196,447 1,499
Sun Communities Inc 41,700 5,721
Sunstone Hotel Investors Inc 207,780 1,839
UNITE Group PLC/The 324,505 3,488
United Urban Investment Corp 2,669 2,826
Warehouses De Pauw CVA 92,100 2,438
Welltower Inc 127,212 6,446
Weyerhaeuser Co 410,298 8,284
$ 282,865
Retail - 0.05%
Gymboree Corp/The
(d),(g),(i)
17,842 9
Gymboree Holding Corp
(d),(g),(i)
48,577 24
Home Depot Inc/The 5,854 1,455
$ 1,488
Software - 0.04%
Avaya Holdings Corp
(d)
78,332 1,144
Storage & Warehousing - 0.09%
Safestore Holdings PLC 354,043 2,934
Telecommunications - 0.04%
Eutelsat Communications SA 129,651 1,298
Transportation - 0.07%
American Commercial Lines Inc
(d),(g)
2,954 74
Norfolk Southern Corp 12,620 2,250
$ 2,324
Water - 3.32%
Aguas Andinas SA 32,828,714 9,643
American States Water Co 22,771 1,867
American Water Works Co Inc 98,118 12,461
Beijing Enterprises Water Group Ltd
(d)
3,718,000 1,413
California Water Service Group 29,759 1,399
Cia de Saneamento Basico do Estado de Sao
Paulo ADR
211,241 2,119
Essential Utilities Inc 133,413 5,838
Guangdong Investment Ltd 1,778,000 3,516
Middlesex Water Co 10,773 731
Pennon Group PLC 737,244 10,450
Severn Trent PLC 672,668 20,369

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Water (continued)
SJW Group 16,006 $ 1,006
Suez SA
(f)
262,007 2,987
United Utilities Group PLC 2,131,542 24,266
Veolia Environnement SA
(f)
303,234 6,677
York Water Co/The 8,029 356
$ 105,098
TOTAL COMMON STOCKS $ 1,643,233
PREFERRED STOCKS - 0.12% Shares Held Value (000's)
Electric - 0.12%
Cia de Transmissao de Energia Eletrica Paulista
0.45%
970,600 $ 3,765
TOTAL PREFERRED STOCKS $ 3,765
BONDS - 12.72%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 4.38%
Bank 2019-BNK19
0.96%, 08/15/2061
(j),(k)
$ 63,789 $ 4,263
BBCMS 2018-TALL Mortgage Trust
0.91%, 03/15/2037
(h)
14,500 13,650
1.00 x 1 Month USD LIBOR + 0.72%
BBCMS 2019-BWAY Mortgage Trust
1.14%, 11/25/2034
(h)
12,670 12,081
1.00 x 1 Month USD LIBOR + 0.96%
Benchmark 2019-B12 Mortgage Trust
1.07%, 08/15/2052
(j),(k)
94,802 6,137
2.26%, 08/15/2052 2,636 2,673
Benchmark 2019-B15 Mortgage Trust
0.83%, 12/15/2072
(j),(k)
16,106 901
2.00%, 12/15/2072 3,031 3,060
BF 2019-NYT Mortgage Trust
1.38%, 12/15/2035
(h)
6,950 6,631
1.00 x 1 Month USD LIBOR + 1.20%
BHP Trust 2019-BXHP
1.16%, 08/15/2036
(h)
10,000 9,208
1.00 x 1 Month USD LIBOR + 0.98%
BX Commercial Mortgage Trust 2018-IND
0.93%, 11/15/2035
(h)
3,555 3,466
1.00 x 1 Month USD LIBOR + 0.75%
BX Commercial Mortgage Trust 2019-XL
1.10%, 10/15/2036
(h)
5,427 5,318
1.00 x 1 Month USD LIBOR + 0.92%
BX Commercial Mortgage Trust 2020-BXLP
0.98%, 12/15/2036
(h)
9,000 8,707
1.00 x 1 Month USD LIBOR + 0.80%
BX Trust 2018-EXCL
1.27%, 09/15/2037
(h)
5,762 5,059
1.00 x 1 Month USD LIBOR + 1.09%
BX Trust 2019-CALM
1.06%, 11/15/2032
(h)
2,500 2,382
1.00 x 1 Month USD LIBOR + 0.88%
CAMB Commercial Mortgage Trust 2019-LIFE
1.25%, 12/15/2037
(h)
4,562 4,392
1.00 x 1 Month USD LIBOR + 1.07%
CGDB Commercial Mortgage Trust 2019-MOB
1.13%, 11/15/2036
(h)
6,500 6,174
1.00 x 1 Month USD LIBOR + 0.95%
Citigroup Commercial Mortgage Trust
2019-GC41
1.06%, 08/10/2056
(j),(k)
71,399 4,928
1.95%, 08/10/2056 3,536 3,570
Citigroup Commercial Mortgage Trust
2020-GC46
0.99%, 02/15/2053
(j),(k)
6,247 430
COMM 2018-HCLV Mortgage Trust
1.18%, 09/15/2033
(h)
10,120 9,478
1.00 x 1 Month USD LIBOR + 1.00%
CORE 2019-CORE Mortgage Trust
1.06%, 12/15/2031
(h)
6,100 5,870
1.00 x 1 Month USD LIBOR + 0.88%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
DBCG 2017-BBG Mortgage Trust
0.88%, 06/15/2034
(h)
$ 3,840 $ 3,725
1.00 x 1 Month USD LIBOR + 0.70%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.97%, 05/25/2026
(j),(k)
73,691 3,523
1.31%, 07/25/2026
(j),(k)
12,097 781
GS Mortgage Securities Corp Trust 2019-SMP
1.33%, 08/15/2032
(h)
4,000 3,729
1.00 x 1 Month USD LIBOR + 1.15%
GS Mortgage Securities Corp Trust 2019-SOHO
1.08%, 06/15/2036
(h)
3,000 2,879
1.00 x 1 Month USD LIBOR + 0.90%
JP Morgan Chase Commercial Mortgage
Securities Trust 2019-BKWD
1.18%, 09/15/2029
(h)
5,000 4,813
1.00 x 1 Month USD LIBOR + 1.00%
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 982 1,005
$ 138,833
Federal & Federally Sponsored Credit - 2.04%
Federal Farm Credit Banks Funding Corp
0.18%, 06/28/2021
(l)
3,800 3,801
1 Month USD LIBOR + 0.01%
0.19%, 12/27/2021
(l)
11,000 11,011
1 Month USD LIBOR + 0.02%
0.28%, 12/13/2021 2,100 2,101
1 Month USD LIBOR + 0.09%
0.28%, 05/27/2022
(l)
12,000 11,995
Federal Reserve Bank Prime Loan Rate US
+ (2.97)%
0.42%, 01/18/2022
(l)
1,500 1,504
1 Month USD LIBOR + 0.24%
0.43%, 11/05/2021
(l)
15,000 15,023
1 Month USD LIBOR + 0.13%
0.95%, 04/08/2022
(l)
17,700 17,741
1.54%, 02/24/2022
(l)
1,400 1,402
$ 64,578
Finance - Mortgage Loan/Banker - 5.09%
Fannie Mae
0.17%, 03/04/2022
(l)
17,000 16,970
United States Secured Overnight Financing
Rate + 0.22%
0.24%, 05/13/2022
(l)
7,000 6,997
United States Secured Overnight Financing
Rate + 0.18%
0.38%, 10/22/2021 1,000 1,003
United States Secured Overnight Financing
Rate + 0.32%
0.41%, 04/07/2022
(l),(m)
40,000 40,119
United States Secured Overnight Financing
Rate + 0.35%
0.45%, 04/15/2022
(l)
10,000 10,037
United States Secured Overnight Financing
Rate + 0.39%
Federal Home Loan Banks
0.18%, 10/15/2021
(l)
15,000 14,992
1 Month USD LIBOR + 0.00%
0.29%, 04/05/2021
(l)
7,500 7,502
1 Month USD LIBOR + (0.01)%
0.32%, 05/03/2021
(l)
20,500 20,506
1 Month USD LIBOR + (0.01)%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Freddie Mac
0.21%, 03/04/2022 $ 2,000 $ 1,999
United States Secured Overnight Financing
Rate + 0.15%
0.38%, 09/23/2021
(l)
10,000 10,021
United States Secured Overnight Financing
Rate + 0.32%
0.46%, 10/21/2021
(l)
14,500 14,515
United States Secured Overnight Financing
Rate + 0.80%
1.05%, 04/13/2022
(l)
6,500 6,506
1.15%, 03/30/2022
(l)
8,500 8,506
3.08%, 11/09/2021
(l)
1,500 1,519
$ 161,192
Media - 0.07%
iHeartCommunications Inc
8.38%, 05/01/2027 2,406 2,250
Sovereign - 1.14%
Colombia Government International Bond
3.00%, 01/30/2030 1,300 1,300
Indonesia Government International Bond
2.85%, 02/14/2030 665 679
Italy Buoni Poliennali Del Tesoro
0.40%, 05/15/2030
(h)
EUR 1,073 1,103
1.30%, 05/15/2028
(h)
2,915 3,266
Japanese Government CPI Linked Bond
0.10%, 03/10/2027 JPY 489,589 4,527
0.10%, 03/10/2028 626,176 5,783
0.10%, 03/10/2029 1,069,949 9,857
Mexico Government International Bond
3.25%, 04/16/2030 $ 975 960
4.50%, 04/22/2029 625 676
New Zealand Government Inflation Linked Bond
2.50%, 09/20/2035 NZD 3,037 2,593
2.50%, 09/20/2040 912 829
3.27%, 09/20/2030 1,046 845
Saudi Government International Bond
4.38%, 04/16/2029
(h)
$ 225 256
Spain Government Bond
0.50%, 04/30/2030
(h)
EUR 2,755 3,059
Uruguay Government International Bond
4.38%, 01/23/2031 $ 305 348
$ 36,081
TOTAL BONDS $ 402,934
COMMODITY INDEXED STRUCTURED
NOTES - 0.44%
Principal
Amount (000's) Value (000's)
Banks - 0.44%
Royal Bank of Canada; Dow Jones - UBS
Commodity Index Linked Note
0.05%, 04/26/2021
(h),(k)
16,700 13,954
TOTAL COMMODITY INDEXED STRUCTURED NOTES $ 13,954
SENIOR FLOATING RATE INTERESTS
- 15.66%
Principal
Amount (000's) Value (000's)
Advertising - 0.33%
Advantage Sales & Marketing Inc
4.70%, 07/23/2021
(n)
$ 1,259 $ 1,129
3 Month USD LIBOR + 3.25%
4.70%, 07/23/2021
(n)
428 384
3 Month USD LIBOR + 3.25%
Affinion Group Inc
5.00%, PIK 1.75%, 04/10/2024
(n),(o)
745 528
1 Month USD LIBOR + 4.00%
Checkout Holding Corp
2.00%, PIK 9.50%, 08/15/2023
(n),(o)
251 49
3 Month USD LIBOR + 1.00%
8.50%, 02/15/2023
(n)
181 106
3 Month USD LIBOR + 7.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Clear Channel Outdoor Holdings Inc
4.26%, 08/07/2026
(n)
$ 5,841 $ 5,420
1 Month USD LIBOR + 3.50%
Outfront Media Capital LLC
1.93%, 11/18/2026
(n)
1,157 1,101
1 Month USD LIBOR + 1.75%
Red Ventures LLC
2.67%, 11/08/2024
(n)
630 598
1 Month USD LIBOR + 2.50%
Terrier Media Buyer Inc
5.70%, 12/17/2026
(n)
1,245 1,196
1 Month USD LIBOR + 4.25%
$ 10,511
Aerospace & Defense - 0.27%
Dynasty Acquisition Co Inc
4.95%, 04/06/2026
(n)
1,143 959
1 Month USD LIBOR + 3.50%
Sequa Mezzanine Holdings LLC
6.00%, 10/28/2021
(n)
2,527 2,232
3 Month USD LIBOR + 5.00%
10.00%, 04/28/2022
(n)
1,304 977
3 Month USD LIBOR + 9.00%
Standard Aero Ltd
4.95%, 04/06/2026
(n)
615 515
1 Month USD LIBOR + 3.50%
TransDigm Inc
2.42%, 05/30/2025
(n)
980 896
1 Month USD LIBOR + 2.25%
2.42%, 12/24/2025
(n)
3,211 2,934
1 Month USD LIBOR + 2.25%
$ 8,513
Airlines - 0.16%
Allegiant Travel Co
3.43%, 02/05/2024
(n)
593 475
1 Month USD LIBOR + 3.00%
American Airlines Inc
2.17%, 04/28/2023
(n)
530 399
3 Month USD LIBOR + 2.00%
2.18%, 12/14/2023
(n)
1,713 1,254
3 Month USD LIBOR + 2.00%
Delta Air Lines Inc
5.51%, 04/27/2023
(n)
1,037 1,022
1 Month USD LIBOR + 4.75%
WestJet Airlines Ltd
4.00%, 12/11/2026
(n)
2,743 1,996
3 Month USD LIBOR + 3.00%
$ 5,146
Apparel - 0.03%
Champ Acquisition Corp
6.57%, 12/17/2025
(n)
976 902
3 Month USD LIBOR + 5.50%
Automobile Parts & Equipment - 0.13%
Clarios Global LP
3.83%, 04/30/2026
(n)
4,378 4,159
3 Month USD LIBOR + 3.50%
Beverages - 0.04%
Jacobs Douwe Egberts International BV
2.37%, 10/23/2025
(n)
1,400 1,383
3 Month USD LIBOR + 2.00%
Biotechnology - 0.18%
Concordia International Corp
6.57%, 09/06/2024
(n)
6,539 5,792
1 Week USD LIBOR + 5.50%
Building Materials - 0.11%
Quikrete Holdings Inc
2.67%, 02/01/2027
(n)
3,803 3,607
1 Month USD LIBOR + 2.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Casino Hotels - 0.03%
Golden Nugget LLC
0.00%, 10/04/2023
(n),(p)
$ 1,155 $ 989
1 Month USD LIBOR + 2.50%
Chemicals - 0.12%
ASP Unifrax Holdings Inc
4.82%, 12/12/2025
(n)
1,582 1,270
3 Month USD LIBOR + 3.75%
INEOS US Finance LLC
2.17%, 03/31/2024
(n)
235 225
3 Month USD LIBOR + 2.00%
Innophos Holdings Inc
3.97%, 02/04/2027
(n)
1,920 1,842
1 Month USD LIBOR + 3.75%
Minerals Technologies Inc
4.75%, 05/09/2021
(n)
415 407
Tronox Finance LLC
3.44%, 09/13/2024
(n)
33 31
3 Month USD LIBOR + 3.00%
$ 3,775
Coal - 0.02%
Peabody Energy Corp
2.92%, 03/31/2025
(n)
952 512
3 Month USD LIBOR + 2.75%
Commercial Services - 0.73%
Belron Finance
3.26%, 10/25/2026
(n)
998 968
1 Month USD LIBOR + 2.50%
Fly Funding
2.50%, 08/09/2025
(n)
1,436 1,283
3 Month USD LIBOR + 1.75%
Garda World Security
4.93%, 10/23/2026
(n)
606 589
1 Month USD LIBOR + 4.75%
HGIM Corp
7.71%, 07/02/2023
(n)
1,282 564
3 Month USD LIBOR + 6.00%
North American Lifting Holdings Inc
0.00%, 11/27/2020
(d),(n)
2,002 1,408
3 Month USD LIBOR + 4.50%
PAREXEL International Corp
3.10%, 08/09/2024
(n)
2,870 2,708
3 Month USD LIBOR + 2.75%
Refinitiv US Holdings Inc
3.57%, 10/01/2025
(n)
3,594 3,537
1 Month USD LIBOR + 3.25%
Sabert Corp
5.50%, 11/26/2026
(n)
998 973
1 Month USD LIBOR + 4.50%
Syniverse Holdings Inc
6.87%, 02/09/2023
(n)
2,801 1,736
3 Month USD LIBOR + 5.00%
10.87%, 02/09/2024
(n)
2,350 987
3 Month USD LIBOR + 9.00%
Team Health Holdings Inc
3.75%, 02/06/2024
(n)
1,935 1,403
3 Month USD LIBOR + 2.75%
Trans Union LLC
1.92%, 11/13/2026
(n)
2,048 1,981
1 Month USD LIBOR + 1.75%
Verscend Holding Corp
4.67%, 08/08/2025
(n)
2,204 2,128
3 Month USD LIBOR + 4.50%
Wand NewCo 3 Inc
4.07%, 02/05/2026
(n)
1,996 1,901
1 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
WEX Inc
2.42%, 05/14/2026
(n)
$ 911 $ 864
3 Month USD LIBOR + 2.25%
$ 23,030
Computers - 0.65%
Dell International LLC
2.75%, 09/12/2025
(n)
3,005 2,948
1 Month USD LIBOR + 2.00%
Diebold Nixdorf Inc
9.44%, 08/31/2022
(n)
2,557 2,444
3 Month USD LIBOR + 9.25%
iQor US Inc
0.00%, 04/01/2021
(d),(n)
916 486
3 Month USD LIBOR + 5.00%
McAfee LLC
3.92%, 09/30/2024
(n)
6,836 6,716
3 Month USD LIBOR + 3.75%
9.50%, 09/29/2025
(n)
656 655
3 Month USD LIBOR + 8.50%
NCR Corp
2.68%, 08/07/2026
(n)
995 955
1 Month USD LIBOR + 2.50%
NeuStar Inc
4.57%, 08/08/2024
(n)
797 678
3 Month USD LIBOR + 3.50%
Perforce Software Inc
3.92%, 07/01/2026
(n)
995 922
1 Month USD LIBOR + 3.75%
Presidio Holdings Inc
4.27%, 01/15/2027
(n)
640 620
1 Month USD LIBOR + 3.50%
Tempo Acquisition LLC
2.92%, 05/01/2024
(n)
2,201 2,109
1 Month USD LIBOR + 2.75%
Vericast Corp
5.75%, 11/03/2023
(n)
518 318
3 Month USD LIBOR + 4.75%
Western Digital Corp
1.92%, 04/29/2023
(n)
1,760 1,722
1 Month USD LIBOR + 1.75%
$ 20,573
Consumer Products - 0.16%
KIK Custom Products Inc
5.00%, 05/15/2023
(n)
5,202 4,960
3 Month USD LIBOR + 4.00%
Cosmetics & Personal Care - 0.10%
Coty Inc
1.72%, 04/05/2023
(n)
2,352 2,093
1 Month USD LIBOR + 1.50%
Revlon Consumer Products Corp
5.11%, 07/21/2023
(n)
3,680 979
1 Month USD LIBOR + 3.50%
$ 3,072
Distribution & Wholesale - 0.09%
Core & Main LP
3.98%, 08/01/2024
(n)
1,462 1,398
3 Month USD LIBOR + 3.00%
IAA Inc
2.44%, 05/22/2026
(n)
209 205
3 Month USD LIBOR + 2.25%
KAR Auction Services Inc
2.44%, 09/11/2026
(n)
279 266
1 Month USD LIBOR + 2.25%
Univar Solutions USA Inc/Washington
3.70%, 07/01/2024
(n)
1,138 1,106
3 Month USD LIBOR + 2.25%
$ 2,975

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 0.20%
American Express
0.00%, 02/26/2027
(n),(p)
$ 408 $ 347
Avolon TLB Borrower 1 US LLC
2.25%, 02/05/2027
(n)
959 878
1 Month USD LIBOR + 1.50%
2.50%, 01/15/2025
(n)
1,942 1,831
3 Month USD LIBOR + 1.75%
Ditech Holding Corp
0.00%, 06/30/2022
(d),(n)
1,523 620
3 Month USD LIBOR + 6.00%
RPI 2019 Intermediate Finance Trust
1.92%, 02/05/2027
(n)
2,051 2,001
1 Month USD LIBOR + 1.75%
RPI Intermediate Finance Trust
1.92%, 02/05/2027
(n)
714 698
1 Month USD LIBOR + 1.75%
$ 6,375
Electric - 0.18%
Calpine Corp
2.17%, 08/12/2026
(n)
1,940 1,883
1 Month USD LIBOR + 2.00%
2.43%, 01/15/2024
(n)
829 811
1 Month USD LIBOR + 2.25%
Exgen Renewables IV LLC
4.00%, 11/28/2024
(n)
961 933
3 Month USD LIBOR + 3.00%
Vistra Operations Co LLC
1.93%, 12/31/2025
(n)
2,036 1,993
1 Month USD LIBOR + 1.75%
$ 5,620
Electrical Components & Equipment - 0.01%
Energizer Holdings Inc
2.62%, 12/17/2025
(n)
235 228
1 Month USD LIBOR + 2.25%
Electronics - 0.04%
TTM Technologies Inc
2.87%, 09/13/2024
(n)
1,307 1,275
3 Month USD LIBOR + 2.50%
Engineering & Construction - 0.03%
Atlantic Aviation FBO Inc
3.93%, 11/28/2025
(n)
741 694
3 Month USD LIBOR + 3.75%
Brand Industrial Services Inc
5.46%, 06/21/2024
(n)
379 341
3 Month USD LIBOR + 4.25%
$ 1,035
Entertainment - 1.27%
AMC Entertainment Holdings Inc
4.08%, 03/20/2026
(n)
2,210 1,682
3 Month USD LIBOR + 3.00%
CCM Merger Inc
3.00%, 08/08/2021
(n)
3,169 2,935
3 Month USD LIBOR + 2.25%
CEOC LLC
2.40%, 10/06/2024
(n)
2,735 2,654
3 Month USD LIBOR + 2.00%
Cineworld Ltd
0.00%, 02/05/2027
(n),(p)
4,570 2,762
Formula One Management Ltd
3.50%, 02/01/2024
(n)
7,952 7,484
3 Month USD LIBOR + 2.50%
Lions Gate Capital Holdings LLC
2.65%, 03/24/2025
(n)
475 452
3 Month USD LIBOR + 2.25%
Merlin Entertainment
0.00%, 10/16/2026
(n),(p)
1,411 1,296
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Metro-Goldwyn-Mayer Inc
2.68%, 07/03/2025
(n)
$ 3,069 $ 2,908
3 Month USD LIBOR + 2.50%
5.50%, 07/03/2026
(n)
1,500 1,402
3 Month USD LIBOR + 4.50%
Nascar Holdings LLC
2.92%, 10/19/2026
(n)
1,651 1,611
3 Month USD LIBOR + 2.75%
PCI Gaming Authority
2.67%, 05/29/2026
(n)
1,757 1,664
1 Month USD LIBOR + 2.50%
Penn National Gaming Inc
3.00%, 08/14/2025
(n)
1,480 1,386
3 Month USD LIBOR + 2.25%
Scientific Games International Inc
3.48%, 08/14/2024
(n)
4,585 4,095
1 Month USD LIBOR + 2.75%
SeaWorld Parks & Entertainment Inc
3.75%, 04/01/2024
(n)
834 767
3 Month USD LIBOR + 3.00%
Stars Group Holdings BV
4.95%, 06/27/2025
(n)
5,451 5,375
3 Month USD LIBOR + 3.50%
William Morris Endeavor Entertainment LLC
2.93%, 05/16/2025
(n)
2,308 1,764
3 Month USD LIBOR + 2.75%
$ 40,237
Environmental Control - 0.16%
Advanced Disposal Services Inc
3.00%, 11/10/2023
(n)
398 394
3 Month USD LIBOR + 2.25%
GFL Environmental Inc
4.00%, 05/09/2025
(n)
4,857 4,786
3 Month USD LIBOR + 3.00%
$ 5,180
Food - 0.29%
Atkins Nutritionals Holdings Inc
4.75%, 07/07/2024
(n)
1,351 1,327
1 Month USD LIBOR + 3.75%
Bellring Brands LLC
6.00%, 10/10/2024
(n)
988 983
1 Month USD LIBOR + 5.00%
CHG PPC Parent LLC
2.92%, 03/30/2025
(n)
242 232
3 Month USD LIBOR + 2.75%
Froneri US Inc
2.25%, 01/29/2027
(n)
2,500 2,381
1 Month USD LIBOR + 2.25%
5.75%, 01/28/2028
(n)
500 469
1 Month USD LIBOR + 5.75%
US Foods Inc
1.92%, 06/27/2023
(n)
4,208 3,963
1 Month USD LIBOR + 1.75%
$ 9,355
Food Service - 0.03%
8th Avenue Food & Provisions Inc
3.68%, 09/19/2025
(n)
889 865
3 Month USD LIBOR + 3.50%
Hand & Machine Tools - 0.02%
Apex Tool Group LLC
6.50%, 08/01/2024
(n)
558 490
3 Month USD LIBOR + 5.50%
Healthcare - Products - 0.25%
Carestream Health Inc
8.20%, 05/08/2023
(n)
1,932 1,797
1 Month USD LIBOR + 6.75%
13.57%, 08/08/2023
(n)
572 429
1 Month USD LIBOR + 4.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
CPI Holdco LLC
5.70%, 10/28/2026
(n)
$ 1,705 $ 1,648
1 Month USD LIBOR + 4.25%
Viant Medical Holdings Inc
5.20%, 07/02/2025
(n)
2,197 1,799
3 Month USD LIBOR + 3.75%
VVC Holding Corp
5.28%, 02/07/2026
(n)
948 912
3 Month USD LIBOR + 4.50%
Vyaire Medical Inc
6.20%, 04/11/2025
(n)
1,432 1,197
3 Month USD LIBOR + 4.75%
$ 7,782
Healthcare - Services - 1.38%
AHP Health Partners Inc
5.50%, 06/16/2025
(n)
1,978 1,891
3 Month USD LIBOR + 4.50%
Air Methods Corp
4.95%, 04/12/2024
(n)
825 652
3 Month USD LIBOR + 3.50%
Brightspring Health
3.43%, 03/05/2026
(n)
3,014 2,929
1 Month USD LIBOR + 3.25%
BW NHHC Holdco Inc
5.39%, 05/15/2025
(n)
747 542
3 Month USD LIBOR + 5.00%
Catalent Pharma Solutions Inc
3.25%, 05/08/2026
(n)
990 972
3 Month USD LIBOR + 2.25%
DaVita Inc
1.92%, 08/12/2026
(n)
1,292 1,260
1 Month USD LIBOR + 1.75%
Envision Healthcare Corp
3.92%, 10/10/2025
(n)
5,775 3,756
3 Month USD LIBOR + 3.75%
Eyecare Partners LLC
4.82%, 02/05/2027
(n)
892 812
1 Month USD LIBOR + 3.75%
Gentiva Health Services Inc
3.44%, 07/02/2025
(n)
5,378 5,217
1 Month USD LIBOR + 3.25%
Global Medical Response Inc
4.25%, 04/28/2022
(n)
2,763 2,677
3 Month USD LIBOR + 3.25%
HCA Inc
1.92%, 03/13/2025
(n)
1,274 1,248
1 Month USD LIBOR + 1.75%
1.92%, 03/17/2026
(n)
2,593 2,540
1 Month USD LIBOR + 1.75%
Heartland Dental LLC
3.67%, 04/18/2025
(n)
122 107
3 Month USD LIBOR + 3.75%
Jaguar Holding Co II
3.11%, 08/18/2022
(n)
5,656 5,627
3 Month USD LIBOR + 2.50%
LifePoint Health Inc
3.92%, 11/14/2025
(n)
7,076 6,760
1 Month USD LIBOR + 3.75%
MMM Holdings LLC
6.75%, 10/30/2026
(n)
1,234 1,168
1 Month USD LIBOR + 5.75%
Quorum Health Corp
7.75%, 04/29/2022
(n)
367 326
3 Month USD LIBOR + 6.75%
Select Medical Corp
2.67%, 03/06/2025
(n)
3,202 3,082
3 Month USD LIBOR + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Surgery Center Holdings Inc
0.00%, 06/20/2024
(n),(p)
$ 1,000 $ 913
3 Month USD LIBOR + 3.25%
Syneos Health Inc
1.97%, 08/01/2024
(n)
1,256 1,222
3 Month USD LIBOR + 2.00%
$ 43,701
Insurance - 0.25%
Acrisure LLC
3.77%, 02/12/2027
(n)
2,561 2,393
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
2.92%, 05/09/2025
(n)
2,176 2,073
3 Month USD LIBOR + 3.00%
BroadStreet Partners Inc
3.42%, 01/22/2027
(n)
1,122 1,075
1 Month USD LIBOR + 3.25%
HUB International Ltd
4.02%, 04/25/2025
(n)
2,033 1,955
1 Month USD LIBOR + 2.75%
5.00%, 04/25/2025
(n)
574 560
1 Month USD LIBOR + 4.00%
$ 8,056
Internet - 0.18%
Ancestry.com Operations Inc
4.75%, 10/19/2023
(n)
2,324 2,231
1 Month USD LIBOR + 3.75%
ProQuest LLC
3.67%, 10/16/2026
(n)
1,197 1,156
1 Month USD LIBOR + 3.50%
Uber Technologies Inc
3.67%, 07/13/2023
(n)
1,897 1,841
3 Month USD LIBOR + 3.50%
5.00%, 04/04/2025
(n)
579 566
3 Month USD LIBOR + 4.00%
$ 5,794
Leisure Products & Services - 0.34%
Alterra Mountain Co
2.92%, 07/31/2024
(n)
3,031 2,846
1 Month USD LIBOR + 2.75%
Callaway Golf Co
4.68%, 12/17/2025
(n)
688 678
3 Month USD LIBOR + 4.50%
ClubCorp Holdings Inc
4.20%, 08/16/2024
(n)
1,734 1,512
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
4.07%, 03/08/2024
(n)
1,762 1,308
3 Month USD LIBOR + 3.00%
Fitness International LLC
3.33%, 01/08/2025
(n)
1,618 1,052
1 Month USD LIBOR + 2.25%
Life Time Inc
3.75%, 06/10/2022
(n)
3,021 2,662
3 Month USD LIBOR + 2.75%
Sabre GLBL Inc
2.17%, 02/22/2024
(n)
955 845
3 Month USD LIBOR + 2.00%
$ 10,903
Lodging - 0.47%
Boyd Gaming Corp
2.34%, 09/15/2023
(n)
4,225 4,046
3 Month USD LIBOR + 2.25%
Caesars Resort Collection LLC
2.92%, 12/22/2024
(n)
5,822 5,249
3 Month USD LIBOR + 2.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
CityCenter Holdings LLC
3.00%, 04/18/2024
(n)
$ 2,494 $ 2,333
3 Month USD LIBOR + 2.25%
Hilton Worldwide Finance LLC
1.92%, 06/18/2026
(n)
1,829 1,742
3 Month USD LIBOR + 1.75%
Wyndham Hotels & Resorts Inc
1.92%, 05/30/2025
(n)
1,475 1,402
3 Month USD LIBOR + 1.75%
$ 14,772
Machinery - Construction & Mining - 0.04%
Vertiv Group Corp
3.33%, 02/11/2027
(n)
1,250 1,197
1 Month USD LIBOR + 3.00%
Machinery - Diversified - 0.21%
Altra Industrial Motion Corp
2.17%, 09/26/2025
(n)
430 409
3 Month USD LIBOR + 2.00%
Columbus McKinnon Corp/NY
3.95%, 01/31/2024
(n)
993 948
3 Month USD LIBOR + 2.50%
Gardner Denver Inc
1.92%, 02/05/2027
(n)
2,367 2,242
1 Month USD LIBOR + 1.75%
NN Inc
5.92%, 10/19/2022
(n)
1,004 821
1 Month USD LIBOR + 5.75%
6.50%, 10/19/2022
(n)
656 537
1 Month USD LIBOR + 5.75%
RBS Global Inc
1.92%, 08/21/2024
(n)
960 946
1 Month USD LIBOR + 1.75%
Star US Bidco LLC
5.25%, 03/03/2027
(n)
960 858
1 Month USD LIBOR + 4.25%
$ 6,761
Media - 1.31%
Altice Financing SA
2.93%, 07/15/2025
(n)
2,318 2,189
3 Month USD LIBOR + 2.75%
Charter Communications Operating LLC
1.93%, 02/01/2027
(n)
4,768 4,662
1 Month USD LIBOR + 1.75%
CSC Holdings LLC
2.43%, 07/17/2025
(n)
496 477
3 Month USD LIBOR + 2.25%
2.68%, 04/27/2027
(n)
1,478 1,423
1 Month USD LIBOR + 2.50%
Cumulus Media New Holdings Inc
4.82%, 03/18/2026
(n)
1,327 1,132
1 Month USD LIBOR + 3.75%
Entercom Media Corp
2.67%, 11/18/2024
(n)
1,089 983
1 Month USD LIBOR + 2.50%
EW Scripps Co/The
2.67%, 05/01/2026
(n)
2,475 2,341
1 Month USD LIBOR + 2.50%
Gray Television Inc
2.58%, 02/02/2024
(n)
2,053 1,988
3 Month USD LIBOR + 2.25%
2.83%, 11/02/2025
(n)
637 620
3 Month USD LIBOR + 2.50%
Houghton Mifflin Harcourt Publishers Inc
7.25%, 11/19/2024
(n)
1,481 1,370
1 Month USD LIBOR + 6.25%
iHeartCommunications Inc
3.17%, 05/01/2026
(n)
6,867 6,404
1 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
LCPR Loan Financing LLC
5.18%, 10/22/2026
(n)
$ 1,815 $ 1,809
1 Month USD LIBOR + 5.00%
McGraw Hill LLC
5.45%, 05/04/2022
(n)
2,934 2,494
3 Month USD LIBOR + 4.00%
Mediacom Illinois LLC
1.85%, 02/15/2024
(n)
322 313
3 Month USD LIBOR + 1.75%
Meredith Corp
3.26%, 01/31/2025
(n)
2,091 2,015
1 Month USD LIBOR + 2.50%
Mission Broadcasting Inc
2.62%, 01/17/2024
(n)
400 384
3 Month USD LIBOR + 2.25%
Nexstar Broadcasting Inc
2.42%, 01/17/2024
(n)
1,553 1,493
3 Month USD LIBOR + 2.25%
3.12%, 09/21/2026
(n)
1,825 1,755
1 Month USD LIBOR + 2.75%
Nielsen Finance LLC
2.22%, 10/04/2023
(n)
1,925 1,871
3 Month USD LIBOR + 2.00%
Sinclair Television Group Inc
2.43%, 01/03/2024
(n)
2,468 2,391
3 Month USD LIBOR + 2.25%
2.69%, 07/17/2026
(n)
995 968
1 Month USD LIBOR + 2.50%
Univision Communications Inc
3.75%, 03/15/2024
(n)
344 328
3 Month USD LIBOR + 2.75%
Ziggo Financing Partnership
2.68%, 04/17/2028
(n)
2,125 2,026
1 Month USD LIBOR + 2.50%
$ 41,436
Mining - 0.00%
Covia Holdings Corp
5.39%, 04/09/2025
(n)
153 92
3 Month USD LIBOR + 3.75%
Miscellaneous Manufacturers - 0.07%
Gates Global LLC
3.75%, 03/31/2024
(n)
2,236 2,138
3 Month USD LIBOR + 2.75%
Office & Business Equipment - 0.03%
Pitney Bowes Inc
5.91%, 01/17/2025
(n)
1,382 1,094
1 Month USD LIBOR + 5.50%
Oil & Gas - 0.18%
California Resources Corp
0.00%, 12/31/2021
(d),(n)
764 35
1 Month USD LIBOR + 10.37%
0.00%, 11/14/2022
(d),(n)
5,375 1,365
1 Month USD LIBOR + 4.75%
Delek US Holdings Inc
0.00%, 03/30/2025
(n),(p)
1,418 1,326
1 Month USD LIBOR + 5.50%
2.42%, 03/14/2025
(n)
1,201 1,033
3 Month USD LIBOR + 2.25%
Fieldwood Energy LLC
0.00%, 04/11/2022
(d),(n)
6,271 770
3 Month USD LIBOR + 5.25%
0.00%, 04/11/2023
(d),(n)
3,648 24
3 Month USD LIBOR + 7.25%
Gulf Finance LLC
6.42%, 08/17/2023
(n)
1,832 1,050
3 Month USD LIBOR + 5.25%
$ 5,603

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 0.03%
PGS ASA
8.46%, 03/19/2024
(n)
$ 1,556 $ 812
3 Month USD LIBOR + 5.50%
Packaging & Containers - 0.31%
Berry Global Inc
2.22%, 01/19/2024
(n)
1,439 1,409
1 Month USD LIBOR + 2.00%
2.22%, 07/01/2026
(n)
1,803 1,757
1 Month USD LIBOR + 2.00%
Kloeckner Pentaplast of America Inc
5.25%, 06/29/2022
(n)
2,365 2,133
3 Month USD LIBOR + 4.25%
Reynolds Group Holdings Inc
2.92%, 02/05/2023
(n)
4,554 4,407
3 Month USD LIBOR + 2.75%
$ 9,706
Pharmaceuticals - 0.70%
Akorn Inc
14.75%, PIK 0.75%, 04/16/2021
(n),(o)
902 770
1 Month USD LIBOR + 12.50%
Amneal Pharmaceuticals LLC
3.69%, 03/21/2025
(n)
945 866
3 Month USD LIBOR + 3.50%
Bausch Health Americas Inc
2.92%, 11/14/2025
(n)
3,618 3,529
3 Month USD LIBOR + 2.75%
3.17%, 05/19/2025
(n)
4,791 4,690
3 Month USD LIBOR + 3.00%
Change Healthcare Holdings LLC
3.50%, 03/01/2024
(n)
5,741 5,579
1 Month USD LIBOR + 2.50%
Elanco Animal Health
0.00%, 02/04/2027
(n),(p)
1,800 1,742
Grifols Worldwide Operations USA Inc
2.09%, 11/08/2027
(n)
3,225 3,144
1 Month USD LIBOR + 2.00%
Mallinckrodt International Finance SA
3.75%, 02/24/2025
(n)
1,264 857
3 Month USD LIBOR + 3.00%
4.20%, 09/24/2024
(n)
1,666 1,135
3 Month USD LIBOR + 2.75%
$ 22,312
Pipelines - 0.21%
BCP Renaissance Parent LLC
4.95%, 10/31/2024
(n)
967 799
3 Month USD LIBOR + 3.50%
Blackstone CQP Holdco LP
4.62%, 09/30/2024
(n)
2,484 2,373
3 Month USD LIBOR + 3.50%
Buckeye Partners LP
3.12%, 11/15/2026
(n)
2,350 2,279
1 Month USD LIBOR + 2.75%
Traverse Midstream Partners LLC
5.00%, 09/21/2024
(n)
1,462 1,200
3 Month USD LIBOR + 4.00%
$ 6,651
Real Estate - 0.13%
Brookfield Retail Holdings VII Sub 3 LLC
2.42%, 08/28/2023
(n)
4,016 3,133
3 Month USD LIBOR + 2.25%
Realogy Group LLC
3.00%, 02/08/2025
(n)
963 855
3 Month USD LIBOR + 2.25%
$ 3,988
REITs - 0.04%
Blackstone Mortgage Trust Inc
2.42%, 04/23/2026
(n)
1,489 1,396
1 Month USD LIBOR + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.58%
1011778 BC ULC
1.92%, 11/14/2026
(n)
$ 6,188 $ 5,932
1 Month USD LIBOR + 1.75%
Academy Ltd
5.00%, 07/01/2022
(n)
1,709 1,273
3 Month USD LIBOR + 4.00%
Belk Inc
7.75%, 07/31/2025
(n)
1,664 478
1 Month USD LIBOR + 6.75%
BJ's Wholesale Club Inc
2.44%, 02/03/2024
(n)
1,082 1,060
1 Month USD LIBOR + 2.25%
EG America LLC
5.07%, 02/07/2025
(n)
1,225 1,158
3 Month USD LIBOR + 4.00%
IRB Holding Corp
3.75%, 02/05/2025
(n)
885 831
1 Month USD LIBOR + 2.75%
Petco Animal Supplies Inc
4.25%, 01/26/2023
(n)
424 292
3 Month USD LIBOR + 3.25%
PetSmart Inc
5.00%, 03/11/2022
(n)
5,323 5,224
1 Month USD LIBOR + 4.00%
Serta Simmons Bedding LLC
4.61%, 10/20/2023
(n)
272 110
3 Month USD LIBOR + 3.50%
9.02%, 11/08/2024
(n)
470 23
3 Month USD LIBOR + 8.00%
SRS Distribution Inc
4.32%, 05/19/2025
(n)
1,149 1,087
3 Month USD LIBOR + 3.25%
Whatabrands LLC
3.01%, 08/02/2026
(n)
845 810
1 Month USD LIBOR + 2.75%
$ 18,278
Semiconductors - 0.06%
Bright Bidco BV
4.57%, 06/30/2024
(n)
2,076 651
3 Month USD LIBOR + 3.50%
MACOM Technology Solutions Holdings Inc
2.42%, 05/17/2024
(n)
628 566
3 Month USD LIBOR + 2.25%
Microchip Technology Inc
2.18%, 05/29/2025
(n)
575 562
3 Month USD LIBOR + 2.00%
ON Semiconductor Corp
2.17%, 09/16/2026
(n)
261 254
1 Month USD LIBOR + 2.00%
$ 2,033
Software - 1.85%
Blackboard Inc
7.00%, 06/30/2024
(n)
2,985 2,661
1 Month USD LIBOR + 6.00%
Boxer Parent Co Inc
4.42%, 10/02/2025
(n)
575 542
3 Month USD LIBOR + 4.25%
Camelot Finance SA
3.17%, 10/28/2026
(n)
1,208 1,179
1 Month USD LIBOR + 3.25%
Cengage Learning Inc
5.25%, 06/07/2023
(n)
4,103 3,305
3 Month USD LIBOR + 4.25%
Ceridian HCM Holding Inc
2.59%, 04/04/2025
(n)
1,525 1,476
3 Month USD LIBOR + 3.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Compuware Corp
6.25%, 08/08/2025
(n)
$ 867 $ 862
1 Month USD LIBOR + 4.00%
DiscoverOrg LLC
5.45%, 02/02/2026
(n)
1,640 1,620
3 Month USD LIBOR + 4.50%
DTI Holdco Inc
5.75%, 10/02/2023
(n)
795 657
3 Month USD LIBOR + 4.75%
Dun & Bradstreet Corp/The
4.17%, 02/06/2026
(n)
1,000 972
1 Month USD LIBOR + 4.00%
Dynatrace LLC
2.42%, 08/08/2025
(n)
606 588
1 Month USD LIBOR + 2.75%
Epicor Software Corp
3.43%, 05/12/2022
(n)
3,985 3,884
3 Month USD LIBOR + 3.25%
Evergreen Skills Lux Sarl
0.00%, 04/28/2021
(d),(n)
5,015 2,656
3 Month USD LIBOR + 4.75%
0.00%, 04/28/2022
(d),(n)
804 33
3 Month USD LIBOR + 8.25%
Finastra USA Inc
4.51%, 06/13/2024
(n)
1,672 1,516
3 Month USD LIBOR + 3.50%
Greeneden US Holdings II LLC
3.59%, 12/01/2023
(n)
3,037 2,942
3 Month USD LIBOR + 3.25%
Greenway Health LLC
4.82%, 02/16/2024
(n)
267 200
3 Month USD LIBOR + 4.25%
Informatica LLC
3.42%, 02/14/2027
(n)
2,527 2,405
1 Month USD LIBOR + 3.25%
Kronos Inc/MA
3.33%, 11/01/2023
(n)
1,501 1,473
3 Month USD LIBOR + 3.00%
MA FinanceCo LLC
0.00%, 05/29/2025
(n),(p)
261 257
2.67%, 06/21/2024
(n)
695 656
3 Month USD LIBOR + 2.50%
Project Boost Purchaser LLC
3.67%, 05/22/2026
(n)
993 929
3 Month USD LIBOR + 3.50%
Rackspace Hosting Inc
4.00%, 11/03/2023
(n)
5,724 5,562
3 Month USD LIBOR + 3.00%
Riverbed Technology Inc
4.25%, 04/24/2022
(n)
1,975 1,704
3 Month USD LIBOR + 3.25%
RP Crown Parent LLC
3.75%, 10/12/2023
(n)
1,918 1,870
3 Month USD LIBOR + 2.75%
Seattle SpinCo Inc
2.67%, 06/21/2024
(n)
4,692 4,427
3 Month USD LIBOR + 2.50%
Sophia LP
4.70%, 09/30/2022
(n)
3,062 2,995
3 Month USD LIBOR + 3.25%
SS&C Technologies Inc
1.92%, 04/16/2025
(n)
1,473 1,424
1 Month USD LIBOR + 1.75%
1.92%, 04/16/2025
(n)
2,298 2,223
1 Month USD LIBOR + 1.75%
2.06%, 04/16/2025
(n)
2,143 2,072
1 Month USD LIBOR + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
TIBCO Software Inc
3.93%, 06/30/2026
(n)
$ 1,884 $ 1,810
1 Month USD LIBOR + 3.75%
Ultimate Software Group Inc/The
3.92%, 05/03/2026
(n)
2,239 2,163
3 Month USD LIBOR + 3.75%
Zelis Payments Buyer Inc
4.92%, 09/25/2026
(n)
1,534 1,493
1 Month USD LIBOR + 4.75%
$ 58,556
Telecommunications - 1.56%
Altice France SA/France
4.18%, 08/14/2026
(n)
3,940 3,779
3 Month USD LIBOR + 4.00%
Avaya Inc
4.43%, 12/16/2024
(n)
5,012 4,656
3 Month USD LIBOR + 4.25%
CenturyLink Inc
2.42%, 03/15/2027
(n)
6,093 5,839
1 Month USD LIBOR + 2.25%
CommScope Inc
3.42%, 02/06/2026
(n)
2,778 2,663
3 Month USD LIBOR + 3.25%
Connect Finco SARL
5.50%, 09/23/2026
(n)
1,875 1,744
1 Month USD LIBOR + 4.50%
Consolidated Communications Inc
4.00%, 10/05/2023
(n)
337 322
3 Month USD LIBOR + 3.00%
Frontier Communications Corp
5.35%, 06/15/2024
(n)
4,567 4,475
3 Month USD LIBOR + 3.75%
Intelsat Jackson Holdings SA
0.00%, 05/15/2021
(g),(n),(p)
5,558 5,475
5.92%, 11/27/2023
(n)
8,816 8,857
1 Month USD LIBOR + 3.75%
6.63%, 01/15/2024
(n)
2,425 2,438
Intrado Corp
4.95%, 10/10/2024
(n)
545 438
3 Month USD LIBOR + 3.50%
5.45%, 10/10/2024
(n)
1,614 1,309
3 Month USD LIBOR + 4.00%
Iridium Satellite LLC
4.75%, 10/16/2026
(n)
2,607 2,574
1 Month USD LIBOR + 3.75%
Maxar Technologies Ltd
2.93%, 10/05/2024
(n)
1,433 1,369
3 Month USD LIBOR + 2.75%
MLN US Holdco LLC
4.83%, 11/30/2025
(n)
746 563
3 Month USD LIBOR + 4.50%
Plantronics Inc
2.79%, 06/02/2025
(n)
1,272 1,013
3 Month USD LIBOR + 2.50%
T-Mobile USA Inc
3.39%, 04/01/2027
(n)
1,500 1,500
1 Month USD LIBOR + 3.00%
Windstream Services LLC
6.17%, 08/31/2020
(n)
310 178
3 Month USD LIBOR + 2.00%
Zayo Group Holdings Inc
3.17%, 02/19/2027
(n)
220 211
1 Month USD LIBOR + 3.00%
$ 49,403
Transportation - 0.10%
American Commercial
9.00%, 02/11/2027
(g),(n)
24 24
1 Month USD LIBOR + 7.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
CEVA Logistics Finance BV
6.45%, 08/04/2025
(n)
$ 735 $ 520
3 Month USD LIBOR + 5.00%
Commercial Barge Line Co
0.00%, 11/12/2020
(d),(n)
519 156
3 Month USD LIBOR + 8.75%
Genesee & Wyoming Inc
3.45%, 11/06/2026
(n)
1,300 1,270
1 Month USD LIBOR + 2.00%
XPO Logistics Inc
2.17%, 02/24/2025
(n)
1,144 1,112
3 Month USD LIBOR + 2.00%
$ 3,082
TOTAL SENIOR FLOATING RATE INTERESTS $ 496,105
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 17.13%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.95%
0.43%, 10/31/2021
(l),(q)
$ 30,000 $ 30,099
US Treasury 3 Month Bill Money Market
Yield + 0.30%
U.S. Treasury Bill - 0.32%
0.12%, 07/14/2020
(l),(r)
10,000 9,998
U.S. Treasury Inflation-Indexed Obligations - 15.86%
0.13%, 01/15/2022 19,949 19,997
0.13%, 04/15/2022 25,193 25,243
0.13%, 07/15/2022 23,121 23,363
0.13%, 01/15/2023 19,082 19,271
0.13%, 07/15/2024 13,790 14,165
0.13%, 04/15/2025 5,071 5,235
0.13%, 07/15/2026 23,908 24,905
0.13%, 01/15/2030 15,430 16,345
0.25%, 01/15/2025 22,103 22,821
0.25%, 07/15/2029 8,744 9,367
0.25%, 02/15/2050 2,711 2,963
0.38%, 07/15/2023 18,613 19,102
0.38%, 07/15/2025
(q)
24,722 25,900
0.38%, 01/15/2027 14,425 15,260
0.38%, 07/15/2027 18,946 20,214
0.50%, 01/15/2028 19,658 21,170
0.63%, 07/15/2021 2,814 2,834
0.63%, 04/15/2023 18,634 19,099
0.63%, 01/15/2024 13,132 13,609
0.63%, 01/15/2026
(q)
21,533 22,878
0.63%, 02/15/2043 9,369 10,800
0.75%, 07/15/2028 19,371 21,420
0.75%, 02/15/2042 8,455 9,916
0.75%, 02/15/2045 10,558 12,644
0.88%, 01/15/2029
(q)
9,426 10,528
0.88%, 02/15/2047 6,710 8,383
1.00%, 02/15/2046 6,978 8,871
1.00%, 02/15/2048 5,705 7,386
1.00%, 02/15/2049 6,221 8,144
1.38%, 02/15/2044 7,060 9,455
1.75%, 01/15/2028 3,153 3,702
2.00%, 01/15/2026 7,862 8,966
2.13%, 02/15/2040 3,381 4,879
2.13%, 02/15/2041 5,022 7,350
2.38%, 01/15/2025 2,346 2,655
2.38%, 01/15/2027 7,374 8,803
2.50%, 01/15/2029 4,234 5,332
3.38%, 04/15/2032 3,266 4,766
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
3.63%, 04/15/2028 $ 3,602 $ 4,765
$ 502,506
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 542,603
TOTAL PURCHASED OPTIONS - 0.01% $ 147
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.09% $ 2,851
TOTAL PURCHASED CAPPED OPTIONS - 0.01% $ 140
Total Investments $ 3,156,291
Other Assets and Liabilities -  0.34% 10,970
TOTAL NET ASSETS - 100.00% $ 3,167,261
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,237 or 0.54% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(f) Security or a portion of the security was on loan at the end of the period.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $8,266 or 0.26%
of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $174,274 or 5.50% of net assets.
(i) The value of these investments was determined using significant unobservable inputs.
(j) Security is an Interest Only Strip.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(m) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $27,582 or 0.87% of net assets.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) This Senior Floating Rate Note will settle after May 31, 2020, at which time the interest rate will be determined.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $2,667 or 0.08% of net assets.
(r) Rate shown is the discount rate of the original purchase.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Government 25.40%
Utilities 15.50%
Financial 11.09%
Energy 9.22%
Basic Materials 8.02%
Industrial 7.41%
Consumer, Non-cyclical 7.02%
Mortgage Securities 4.38%
Consumer, Cyclical 3.69%
Communications 3.59%
Technology 2.63%
Money Market Funds 1.59%
Purchased Interest Rate Swaptions 0.09%
Purchased Capped Options 0.01%
Purchased Options 0.01%
Investment Companies 0.01%
Other Assets and Liabilities
0.34%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales May 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 115,751 $ 1,905,985 $ 1,975,645 $ 46,091
$ 115,751 $ 1,905,985 $ 1,975,645 $ 46,091
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,133 $ — $ — $ —
$ 1,133 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Advanz Pharma Corp Ltd 08/08/2018 $ 209 $ 53 0.00%
Fieldwood Energy LLC 04/05/2018 273 — 0.00%
Millennium Health LLC 12/21/2015 206 — 0.00%
Millennium Health LLC 03/15/2016 — 23 0.00%
Millennium Health LLC 03/15/2016 — 19 0.00%
Total $ 95 0.00%
Amounts in thousands.
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.30%) Receive $ 38,200 0.30% 02/15/2022 $ 68 $ 135 $ 67
Call - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.35%) Receive 8,300 0.35% 07/09/2020 7 2 (5)
Call - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.40%) Receive 8,190 0.40% 06/30/2020 6 3 (3)
Total $ 81 $ 140 $ 59
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive $ 19,100 0.55% 02/15/2022 $ (16) $ (39) $ (23)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive 19,100 0.55% 02/15/2022 (20) (39) (19)
Put - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.25%) Pay 16,610 0.25% 07/09/2020 (8) — 8

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

Written Capped Options (continued)
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.30%) Pay $ 16,380 0.30% 06/30/2020 $ (8) $ (2) $ 6
Total $ (52) $ (80) $ (28)
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - EUR versus GBP Wells Fargo Securities
LLC
1 EUR 2,545 EUR 0.90 11/03/2020 $ 41 $ 66 $ 25
Call - 90 Day Eurodollar Future;
December 2021
N/A 186 $ 465 $ 99.75 12/14/2021 33 81 48
Put - 90 Day Eurodollar Future;
June 2022
N/A 51 128 $ 98.25 06/15/2020 11 — (11)
Total $ 85 $ 147 $ 62
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
December 2021
N/A 93 $ 233 $ 99.38 12/14/2021 $ (41) $ (107) $ (66)
Total $ (41) $ (107) $ (66)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 6,310 0.39% 05/23/2023 $ 20 $ 19 $ (1)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 9,290 1.77% 11/06/2024 50 115 65
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,330 2.95% 03/13/2024 60 261 201
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,956 2.98% 03/08/2024 90 389 299
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,120 1.50% 02/26/2025 59 88 29
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 298 229
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.08% 01/30/2029 32 110 78
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,760 1.46% 08/17/2021 63 135 72
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.05% 01/11/2029 32 109 77
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 740 0.89% 05/01/2025 40 33 (7)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 79 60
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 130 2.86% 02/23/2039 7 24 17
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 560 3.04% 01/12/2029 32 108 76
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 6,176 1.50% 06/02/2020 19 155 136
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 16,130 1.20% 09/24/2020 51 312 261
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 11,430 1.25% 08/11/2020 54 232 178
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 39,560 0.78% 04/19/2021 13 40 27
Call - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 550 0.83% 11/24/2020 38 22 (16)

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 9,290 1.77% 11/06/2024 $ 50 $ 13 $ (37)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,330 2.95% 03/13/2024 60 7 (53)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,280 2.35% 07/14/2020 12 — (12)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 42 (27)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.05% 01/11/2029 31 9 (22)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,120 1.50% 02/26/2025 59 38 (21)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.08% 01/30/2029 32 9 (23)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 758,545 1.10% 06/30/2022 103 1 (102)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,956 2.98% 03/08/2024 90 10 (80)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,760 1.46% 08/17/2021 63 13 (50)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 2.25% 08/09/2022 33 7 (26)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 740 0.89% 05/01/2025 40 44 4
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 130 2.86% 02/23/2039 6 4 (2)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 12 (7)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,010 2.25% 08/03/2022 54 9 (45)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,960 2.50% 06/14/2024 88 20 (68)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 560 3.04% 01/12/2029 32 10 (22)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,330 2.50% 06/21/2024 54 14 (40)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 5,023 0.00% 06/25/2020 3 — (3)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 5,023 0.00% 06/29/2020 2 — (2)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 5,023 0.00% 06/24/2020 3 — (3)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 6 Month Euro
Interbank Offered Rate
Receive 13,390 0.00% 06/23/2020 7 — (7)
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 39,560 0.78% 04/19/2021 12 — (12)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 2,210 2.85% 05/10/2022 129 15 (114)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 3.80% 06/08/2021 54 1 (53)
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 550 0.83% 11/24/2020 38 40 2
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 465 1.35% 09/07/2020 18 4 (14)
Total $ 1,909 $ 2,851 $ 942
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 3,230 0.61% 04/07/2023 $ (12) $ (14) $ (2)
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 6,310 0.69% 04/12/2023 (24) (30) (6)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 9,290 1.58% 11/06/2020 (22) (125) (103)

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive $ 9,290 0.41% 03/18/2021 $ (16) $ (23) $ (7)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,420 1.74% 11/20/2020 (58) (254) (196)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,760 1.42% 08/18/2020 (45) (131) (86)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,110 0.71% 04/07/2021 (31) (25) 6
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 550 0.69% 04/07/2021 (16) (12) 4
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,050 1.62% 11/03/2020 (25) (98) (73)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,464 2.79% 03/09/2021 (73) (504) (431)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,040 1.64% 11/03/2020 (25) (99) (74)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,590 3.05% 03/13/2029 (84) (308) (224)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 550 0.88% 04/15/2021 (15) (18) (3)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,610 2.20% 06/12/2020 (57) (401) (344)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,010 1.62% 09/15/2020 (25) (94) (69)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 525 0.77% 04/16/2021 (14) (13) 1
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 610 0.79% 04/16/2021 (16) (16) —
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,100 0.69% 05/14/2021 (28) (24) 4
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 525 0.72% 04/19/2021 (14) (12) 2
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 550 0.69% 04/07/2021 (15) (12) 3
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,220 0.66% 07/23/2020 (34) (21) 13
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,140 0.74% 05/03/2022 (39) (34) 5
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,180 1.20% 08/18/2020 (40) (117) (77)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,110 0.87% 04/12/2021 (30) (35) (5)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,680 0.74% 04/20/2021 (47) (41) 6
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,105 0.71% 04/02/2021 (32) (25) 7
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 660 0.73% 04/07/2021 (18) (16) 2
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 445 0.85% 04/08/2021 (12) (14) (2)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 32,250 0.70% 09/24/2020 (36) (303) (267)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 12,356 1.00% 06/02/2020 (17) (186) (169)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,728 1.53% 12/14/2020 (27) (149) (122)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 22,860 0.75% 08/11/2020 (44) (236) (192)
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,725 1.51% 12/15/2020 (28) (147) (119)
Call - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,350 1.39% 08/24/2020 (76) (306) (230)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 2,780 0.02% 04/08/2022 (35) (53) (18)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 1,023 0.14% 09/13/2022 (15) (16) (1)

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 2,400 0.12% 04/05/2022 $ (31) $ (38) $ (7)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 1,020 0.04% 09/14/2022 (16) (20) (4)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 10,415 0.29% 08/21/2020 (50) (33) 17
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 20,360 2.35% 05/18/2021 (41) — 41
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 27,720 2.15% 05/28/2021 (78) — 78
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,230 0.61% 04/07/2023 (12) (7) 5
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 9,020 0.55% 04/22/2022 (16) (9) 7
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,310 0.69% 04/12/2023 (25) (13) 12
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 9,290 1.58% 11/06/2020 (22) — 22
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 9,290 0.41% 03/18/2021 (16) (4) 12
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 34,330 2.40% 06/02/2021 (62) — 62
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,960 2.30% 06/16/2020 (28) — 28
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 550 0.69% 04/07/2021 (15) (13) 2
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,300 1.85% 02/23/2022 (23) (8) 15
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,216 1.60% 03/07/2022 (21) (12) 9
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,040 1.64% 11/03/2020 (25) (1) 24
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 550 0.88% 04/15/2021 (15) (9) 6
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,950 2.15% 01/11/2022 (46) (7) 39
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,110 0.71% 04/07/2021 (31) (26) 5
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,930 3.87% 06/08/2021 (57) — 57
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 2.35% 07/13/2020 (6) — 6
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,010 2.30% 07/27/2020 (26) — 26
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,090 2.00% 08/04/2020 (16) — 16
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 3.25% 08/09/2022 (8) (1) 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 2.75% 08/09/2022 (17) (3) 14
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,950 2.10% 01/07/2022 (45) (7) 38
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,464 2.79% 03/09/2021 (74) (1) 73
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,810 2.75% 05/10/2022 (139) (8) 131
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,590 3.05% 03/13/2029 (84) (27) 57
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,640 1.95% 07/14/2020 (18) — 18
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,610 2.20% 06/12/2020 (57) — 57
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,760 1.42% 08/18/2020 (46) (1) 45
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,300 1.85% 02/23/2022 (22) (8) 14

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 2,420 1.74% 11/20/2020 $ (59) $ (2) $ 57
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,000 1.76% 09/17/2020 (51) (1) 50
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,050 1.62% 11/03/2020 (26) (1) 25
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,010 1.62% 09/15/2020 (25) — 25
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,935 1.60% 03/07/2022 (32) (18) 14
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 6 Month Euro
Interbank Offered Rate
Pay EUR 5,215 0.18% 07/17/2020 (71) (1) 70
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 525 0.72% 04/19/2021 (14) (12) 2
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 610 0.79% 04/16/2021 (16) (12) 4
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,230 1.60% 03/04/2022 (22) (12) 10
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 525 0.77% 04/16/2021 (14) (11) 3
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 560 2.35% 07/13/2020 (6) — 6
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,230 1.60% 03/01/2022 (23) (12) 11
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 550 0.69% 04/07/2021 (15) (13) 2
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,100 0.69% 05/14/2021 (28) (29) (1)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,140 0.74% 05/03/2022 (39) (43) (4)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,220 0.66% 07/23/2020 (34) (20) 14
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 3.25% 08/03/2022 (13) (2) 11
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,180 1.60% 08/18/2020 (40) — 40
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 2.75% 08/03/2022 (27) (4) 23
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,110 0.87% 04/12/2021 (30) (19) 11
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 445 0.85% 04/08/2021 (12) (8) 4
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,680 0.74% 04/20/2021 (47) (38) 9
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,730 2.25% 08/21/2024 (51) (24) 27
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 660 0.73% 04/07/2021 (18) (15) 3
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.00% 06/14/2024 (53) (11) 42
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,105 0.71% 04/02/2021 (31) (26) 5
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.50% 06/14/2024 (33) (7) 26
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.00% 06/21/2024 (33) (8) 25
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,760 1.95% 01/31/2022 (41) (9) 32
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.50% 06/21/2024 (20) (5) 15
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,728 1.53% 12/14/2020 (27) — 27
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 4,950 0.11% 05/18/2021 (16) (1) 15
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 8,350 3.50% 08/25/2020 (28) — 28

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 2,400 3.25% 12/30/2020 $ (9) $ — $ 9
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 10,110 0.10% 03/30/2021 (35) (2) 33
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.10% 04/13/2021 (27) (2) 25
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,500 0.05% 07/06/2021 (6) (2) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,870 0.05% 06/11/2021 (12) (2) 10
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.16% 04/13/2021 (26) (1) 25
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,190 0.00% 06/15/2021 (6) (1) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 5,220 1.05% 10/05/2020 (9) — 9
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,130 0.00% 06/15/2021 (6) (1) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 8,490 0.25% 09/07/2021 (14) (16) (2)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 06/22/2021 (6) (1) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 07/02/2021 (5) (1) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,400 0.00% 06/28/2021 (5) (1) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 11,740 2.00% 11/30/2020 (16) — 16
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 3,330 0.15% 08/10/2021 (5) (4) 1
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,200 0.00% 06/21/2021 (5) (1) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,630 0.00% 07/20/2021 (5) (2) 3
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 5,880 0.15% 08/10/2021 (8) (7) 1
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 5,640 3.45% 06/09/2020 (24) — 24
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,580 3.50% 06/16/2020 (13) — 13
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 5,220 1.05% 10/05/2020 (7) — 7
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 4,845 1.00% 10/06/2020 (5) — 5
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 9,710 0.60% 09/25/2020 (11) (1) 10
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 7,790 0.15% 04/20/2021 (28) (1) 27
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 5,725 1.51% 12/15/2020 (27) — 27
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 3,140 0.08% 06/01/2021 (9) (1) 8
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 1,023 0.14% 09/13/2022 (15) (13) 2
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 1,020 0.04% 09/14/2022 (16) (11) 5
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 10,415 0.29% 08/21/2020 (50) (36) 14
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,780 0.02% 04/08/2022 (35) (22) 13
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,140 0.00% 07/28/2020 (9) — 9
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,400 0.12% 04/05/2022 (31) (24) 7
Total $ (3,813) $ (4,685) $ (872)
Amounts in thousands.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; June 2022 Long 16 $ 3,990 $ 53
Brent Crude; September 2020
(a)
Long 145 5,535 (87)
Canada 10 Year Bond; September 2020 Long 48 5,356 3
Cocoa; July 2020
(a)
Short 250 6,135 (100)
Coffee 'C'; July 2020
(a)
Short 44 1,589 4
Copper; July 2020
(a)
Short 23 1,395 (24)
Corn; July 2020
(a)
Short 314 5,114 (185)
Cotton No.2; December 2020
(a)
Long 118 3,391 (10)
Cotton No.2; July 2020
(a)
Long 104 2,995 (11)
Euro Bond 10 Year Bond; June 2020 Short 113 21,633 138
Euro-Bobl 5 Year; June 2020 Long 117 17,553 (110)
Euro-BTP; June 2020 Short 11 1,736 (51)
Euro-Oat; June 2020 Long 34 6,357 33
Feeder Cattle; August 2020
(a)
Short 22 1,489 (13)
Gasoline RBOB; September 2020
(a)
Long 9 413 58
Gold 100 oz; August 2020
(a)
Long 8 1,401 37
Gold 100 oz; December 2020
(a)
Long 39 6,886 478
Japan 10 Year Bond TSE; June 2020 Short 10 14,113 18
KC HRW Wheat; July 2020
(a)
Short 234 5,505 (292)
Lean Hogs; August 2020
(a)
Long 78 1,770 (88)
Lean Hogs; July 2020
(a)
Long 31 707 (27)
Live Cattle; August 2020
(a)
Short 15 598 (2)
LME Lead; September 2020
(a)
Long 224 9,392 (208)
LME Nickel; July 2020
(a)
Short — — (49)
LME Nickel; June 2020
(a)
Short — — (507)
LME Nickel; September 2020
(a)
Long 72 5,331 136
LME PRI Alum; June 2020
(a)
Short — — (2,132)
LME PRI Alum; September 2020
(a)
Long 96 3,729 (520)
LME Zinc; June 2020
(a)
Short — — (2,085)
LME Zinc; September 2020
(a)
Long 304 15,118 466
Low Sulphur Gasoline; July 2020
(a)
Short 33 973 (57)
Low Sulphur Gasoline; September 2020
(a)
Short 38 1,185 (58)
Natural Gas; April 2021
(a)
Short 188 4,722 (283)
Natural Gas; January 2021
(a)
Long 188 5,555 408
Natural Gas; July 2020
(a)
Long 55 1,017 (20)
Natural Gas; March 2021
(a)
Long 188 5,260 360
Natural Gas; November 2020
(a)
Short 188 4,491 (182)
Natural Gas; September 2020
(a)
Long 78 1,551 (56)
NY Harb ULSD; July 2020
(a)
Short 85 3,701 (159)
NY Harb ULSD; September 2020
(a)
Short 18 831 (29)
Palladium; September 2020
(a)
Short 14 2,762 245
Platinum; July 2020
(a)
Long 242 10,583 859
Short Term Euro-BTP; June 2020 Long 104 12,925 73
Silver; December 2020
(a)
Long 101 9,433 1,044
Silver; July 2020
(a)
Long 95 8,787 1,520
Soybean Meal; July 2020
(a)
Short 292 8,269 174
Soybean Oil; July 2020
(a)
Short 56 920 (31)
Soybean; July 2020
(a)
Long 25 1,051 (9)
Soybean; November 2020
(a)
Long 61 2,598 18
Sugar #11; July 2020
(a)
Long 519 6,342 171
US 10 Year Note; September 2020 Short 62 8,622 (13)
US 10 Year Ultra Note; September 2020 Short 153 24,071 (49)
US 2 Year Note; September 2020 Long 220 48,586 10
US 5 Year Note; September 2020 Long 146 18,341 24
US Ultra Bond; September 2020 Long 27 5,887 26
Wheat; July 2020
(a)
Long 347 9,035 134
WTI Crude; December 2020
(a)
Long 364 13,439 700
WTI Crude; July 2020
(a)
Short 189 6,708 (2,164)
WTI Crude; September 2020
(a)
Short 11 398 (22)
Total $ (2,443)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 06/03/2020 $ 5,422 EUR 4,992 $ — $ (119)
Bank of America NA 06/03/2020 $ 375 NZD 606 — (1)
Bank of America NA 07/08/2020 CAD 1,758 $ 1,257 20 —
Barclays Bank PLC 06/03/2020 JPY 2,198,370 $ 20,405 — (20)
Barclays Bank PLC 06/17/2020 $ 282 EUR 260 — (7)
Barclays Bank PLC 07/06/2020 $ 20,415 JPY 2,198,370 16 —
Barclays Bank PLC 08/05/2020 GBP 1,574 $ 1,947 — (3)
Barclays Bank PLC 08/05/2020 $ 1,946 EUR 1,745 7 —
BNP Paribas 06/03/2020 CAD 17 $ 12 — —
BNP Paribas 07/06/2020 $ 12 CAD 17 — —
Citigroup Inc 06/03/2020 $ 780 NZD 1,272 — (10)
Citigroup Inc 06/17/2020 EUR 555 $ 637 — (21)
Citigroup Inc 07/08/2020 $ 2,510 CAD 3,483 — (20)
Citigroup Inc 07/08/2020 CAD 1,171 $ 830 21 —
Deutsche Bank AG 08/05/2020 $ 620 GBP 511 — (12)
Deutsche Bank AG 08/05/2020 EUR 560 $ 619 3 —
Goldman Sachs & Co 06/03/2020 $ 40 EUR 37 — (1)
Goldman Sachs & Co 06/17/2020 $ 259 AUD 445 — (38)
Goldman Sachs & Co 06/17/2020 $ 257 GBP 220 — (15)
Goldman Sachs & Co 06/17/2020 $ 260 JPY 28,345 — (3)
Goldman Sachs & Co 07/08/2020 CAD 1,738 $ 1,242 21 —
Goldman Sachs & Co 08/05/2020 GBP 1,060 $ 1,229 80 —
Goldman Sachs & Co 08/05/2020 $ 1,228 EUR 1,145 — (44)
HSBC Securities Inc 06/17/2020 JPY 61,594 $ 605 — (34)
JPMorgan Chase 06/17/2020 GBP 470 $ 617 — (37)
JPMorgan Chase 07/06/2020 GBP 159 $ 196 — —
JPMorgan Chase 07/06/2020 $ 517 EUR 465 1 —
JPMorgan Chase 08/05/2020 $ 2,455 GBP 2,135 — (182)
JPMorgan Chase 08/05/2020 EUR 2,275 $ 2,455 73 —
Morgan Stanley & Co 06/03/2020 $ 1,092 EUR 1,007 — (26)
Morgan Stanley & Co 06/17/2020 AUD 895 $ 596 1 —
Morgan Stanley & Co 07/08/2020 $ 845 CAD 1,173 — (7)
Morgan Stanley & Co 07/08/2020 CAD 1,742 $ 1,243 22 —
Royal Bank of Scotland 06/03/2020 GBP 13 $ 16 — —
Royal Bank of Scotland 07/06/2020 $ 16 GBP 13 — —
Royal Bank of Scotland 07/08/2020 CAD 1,761 $ 1,258 21 —
Standard Chartered Bank, Hong Kong 06/03/2020 GBP 155 $ 190 1 —
Standard Chartered Bank, Hong Kong 07/06/2020 $ 191 GBP 155 — —
UBS AG 06/03/2020 $ 211 GBP 168 4 —
UBS AG 06/03/2020 $ 148 CAD 205 — (1)
UBS AG 06/03/2020 CAD 168 $ 122 — —
UBS AG 06/03/2020 $ 217 EUR 198 — (3)
UBS AG 06/03/2020 EUR 5,977 $ 6,649 — (14)
UBS AG 06/03/2020 $ 20,623 JPY 2,199,173 231 —
UBS AG 06/03/2020 $ 279 NZD 453 — (2)
UBS AG 07/06/2020 $ 6,653 EUR 5,977 15 —
Westpac Banking Corporation 06/03/2020 NZD 6,851 $ 4,250 3 —
Westpac Banking Corporation 06/03/2020 $ 2,807 NZD 4,617 — (59)
Westpac Banking Corporation 07/06/2020 $ 4,249 NZD 6,851 — (1)
Total $ 540 $ (680)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Johannesburg Interbank Agreed
Rate
Receive 1.08% Semiannual Quarterly N/A 09/16/2030 NZD 8,540 $ (155) $ (9) $ (164)
3 Month USD LIBOR Receive 1.31% Semiannual Quarterly N/A 02/27/2030 $ 1,200 (78) — (78)
3 Month USD LIBOR Pay 1.10% Quarterly Semiannual N/A 03/01/2023 5,810 102 — 102
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 02/28/2025 700 72 — 72
3 Month USD LIBOR Receive 2.46% Semiannual Quarterly N/A 02/28/2022 9,730 (374) — (374)
3 Month USD LIBOR Pay 1.24% Quarterly Semiannual N/A 03/02/2030 600 35 — 35
3 Month USD LIBOR Pay 1.24% Quarterly Semiannual N/A 03/02/2030 350 20 — 20
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 2,905 38 1 39
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 2,920 38 — 38

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 0.73% Quarterly Semiannual N/A 09/04/2022 $ 5,790 $ 58 $ — $ 58
3 Month USD LIBOR Pay 1.02% Quarterly Semiannual N/A 09/08/2030 820 28 — 28
3 Month USD LIBOR Receive 1.11% Semiannual Quarterly N/A 03/08/2032 545 (16) — (16)
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 03/06/2022 1,720 13 — 13
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 1,110 (25) — (25)
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 190 16 — 16
3 Month USD LIBOR Pay 0.76% Quarterly Semiannual N/A 09/08/2025 576 11 — 11
3 Month USD LIBOR Pay 0.50% Quarterly Semiannual N/A 03/11/2030 370 (5) — (5)
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 06/02/2030 880 — — —
3 Month USD LIBOR Pay 0.69% Quarterly Semiannual N/A 03/11/2050 110 (7) — (7)
3 Month USD LIBOR Receive 1.32% Semiannual Quarterly N/A 08/27/2030 1,640 (105) — (105)
3 Month USD LIBOR Pay 1.31% Quarterly Semiannual N/A 02/26/2030 390 25 — 25
3 Month USD LIBOR Pay 1.69% Quarterly Semiannual N/A 01/28/2030 600 60 — 60
3 Month USD LIBOR Pay 1.66% Quarterly Semiannual N/A 01/28/2030 300 29 — 29
3 Month USD LIBOR Pay 1.66% Quarterly Semiannual N/A 01/28/2030 300 29 — 29
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/29/2030 600 54 — 54
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/29/2030 40 4 — 4
3 Month USD LIBOR Pay 1.57% Quarterly Semiannual N/A 04/29/2030 660 58 — 58
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/30/2030 650 59 — 59
3 Month USD LIBOR Receive 2.40% Semiannual Quarterly N/A 02/26/2022 42,310 (1,586) 1 (1,585)
3 Month USD LIBOR Pay 1.61% Quarterly Semiannual N/A 01/30/2030 300 28 — 28
3 Month USD LIBOR Pay 1.81% Quarterly Semiannual N/A 05/07/2050 470 112 — 112
3 Month USD LIBOR Receive 1.63% Semiannual Quarterly N/A 02/10/2030 600 (57) — (57)
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 02/10/2050 240 58 — 58
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 02/11/2030 300 27 — 27
3 Month USD LIBOR Pay 1.54% Quarterly Semiannual N/A 02/12/2030 310 27 — 27
3 Month USD LIBOR Pay 1.43% Quarterly Semiannual N/A 02/25/2030 600 46 — 46
3 Month USD LIBOR Pay 1.32% Quarterly Semiannual N/A 02/26/2030 600 40 — 40
3 Month USD LIBOR Pay 1.61% Quarterly Semiannual N/A 01/30/2030 600 55 1 56
3 Month USD LIBOR Receive 0.66% Semiannual Quarterly N/A 03/11/2030 310 (1) — (1)
3 Month USD LIBOR Receive 0.55% Semiannual Quarterly N/A 03/12/2021 11,570 (21) — (21)
3 Month USD LIBOR Pay 0.85% Quarterly Semiannual N/A 03/12/2040 1,190 (33) — (33)
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 1,790 10 — 10
3 Month USD LIBOR Pay 0.30% Quarterly Semiannual N/A 05/05/2023 1,810 3 — 3
3 Month USD LIBOR Pay 0.61% Quarterly Semiannual N/A 05/06/2030 420 (2) — (2)
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/06/2032 1,490 8 — 8
3 Month USD LIBOR Pay 0.79% Quarterly Semiannual N/A 05/09/2032 1,250 (4) — (4)
3 Month USD LIBOR Pay 0.29% Quarterly Semiannual N/A 08/10/2022 3,740 4 — 4
3 Month USD LIBOR Pay 0.85% Quarterly Semiannual N/A 05/15/2050 310 (8) — (8)
3 Month USD LIBOR Pay 0.59% Quarterly Semiannual N/A 05/01/2030 440 (2) — (2)
3 Month USD LIBOR Pay 2.10% Quarterly Semiannual N/A 05/15/2021 4,560 79 — 79
3 Month USD LIBOR Receive 0.81% Semiannual Quarterly N/A 05/18/2050 200 7 — 7
3 Month USD LIBOR Pay 0.92% Quarterly Semiannual N/A 05/16/2035 580 (7) — (7)
3 Month USD LIBOR Receive 0.23% Semiannual Quarterly N/A 11/24/2022 5,020 — — —
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 02/15/2030 1,850 — — —
3 Month USD LIBOR Receive 0.92% Semiannual Quarterly N/A 05/27/2050 240 1 — 1
3 Month USD LIBOR Receive 0.92% Semiannual Quarterly N/A 11/15/2045 2,560 13 (1) 12
3 Month USD LIBOR Pay 0.26% Quarterly Semiannual N/A 06/01/2022 550 — — —
3 Month USD LIBOR Pay 0.60% Quarterly Semiannual N/A 05/18/2030 590 (3) — (3)
3 Month USD LIBOR Pay 0.59% Quarterly Semiannual N/A 05/01/2030 560 (3) — (3)
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 1,730 10 — 10
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 04/30/2030 560 — — —
3 Month USD LIBOR Pay 1.10% Quarterly Semiannual N/A 08/21/2050 400 18 — 18
3 Month USD LIBOR Pay 0.71% Quarterly Semiannual N/A 03/25/2030 360 2 — 2
3 Month USD LIBOR Pay 0.43% Quarterly Semiannual N/A 09/29/2022 1,270 5 — 5
3 Month USD LIBOR Pay 0.37% Quarterly Semiannual N/A 09/29/2022 1,940 5 — 5
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 09/29/2022 1,380 3 — 3
3 Month USD LIBOR Pay 0.34% Quarterly Semiannual N/A 09/29/2022 3,310 7 — 7
3 Month USD LIBOR Pay 0.62% Quarterly Semiannual N/A 05/04/2030 700 (2) — (2)
3 Month USD LIBOR Pay 0.35% Quarterly Semiannual N/A 10/02/2022 2,760 7 — 7
3 Month USD LIBOR Pay 0.64% Quarterly Semiannual N/A 05/05/2030 440 — — —
3 Month USD LIBOR Pay 0.64% Quarterly Semiannual N/A 04/07/2030 1,610 (2) — (2)
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 3,090 (38) — (38)
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 1,610 26 — 26
3 Month USD LIBOR Receive 2.89% Semiannual Quarterly N/A 04/16/2022 4,060 (198) 1 (197)
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 04/20/2027 230 (1) — (1)
3 Month USD LIBOR Receive 0.70% Semiannual Quarterly N/A 07/22/2030 900 (4) — (4)

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 0.66% Quarterly Semiannual N/A 04/29/2030 $ 550 $ — $ — $ —
3 Month USD LIBOR Pay 0.30% Quarterly Semiannual N/A 07/30/2022 1,450 2 — 2
3 Month USD LIBOR Pay 1.68% Quarterly Semiannual N/A 01/27/2030 300 30 — 30
3 Month USD LIBOR Pay 1.70% Quarterly Semiannual N/A 01/27/2030 300 30 — 30
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 06/02/2025 1,720 — — —
3 Month USD LIBOR Pay 1.77% Quarterly Semiannual N/A 01/23/2030 300 32 — 32
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 08/04/2021 3,850 49 — 49
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 6,660 828 — 828
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 50 12 — 12
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/15/2044 800 (69) — (69)
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/12/2034 660 (69) — (69)
3 Month USD LIBOR Receive 2.00% Semiannual Quarterly N/A 11/07/2034 570 (54) — (54)
3 Month USD LIBOR Pay 3.21% Quarterly Semiannual N/A 10/29/2024 4,985 631 1 632
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 240 (13) — (13)
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 19,600 295 — 295
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 180 (9) — (9)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 310 (27) — (27)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 (22) — (22)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 (22) — (22)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 540 (48) — (48)
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 480 (41) — (41)
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 11/22/2020 4,970 29 — 29
3 Month USD LIBOR Pay 1.17% Quarterly Semiannual N/A 09/08/2021 2,650 24 — 24
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 535 (33) — (33)
3 Month USD LIBOR Pay 1.75% Quarterly Semiannual N/A 01/23/2030 485 51 — 51
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 19,920 (301) 1 (300)
3 Month USD LIBOR Pay 2.60% Quarterly Semiannual N/A 03/26/2029 1,360 239 — 239
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 12,690 (211) — (211)
3 Month USD LIBOR Receive 2.53% Semiannual Quarterly N/A 02/07/2023 390 (18) — (18)
3 Month USD LIBOR Pay 2.10% Quarterly Semiannual N/A 06/22/2031 210 28 — 28
3 Month USD LIBOR Receive 2.37% Semiannual Quarterly N/A 06/15/2050 780 (307) 1 (306)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 06/15/2021 18,270 (272) — (272)
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 5,220 (550) 5 (545)
3 Month USD LIBOR Pay 2.01% Quarterly Semiannual N/A 07/02/2021 1,970 35 — 35
3 Month USD LIBOR Receive 1.76% Semiannual Quarterly N/A 07/09/2030 615 (67) — (67)
3 Month USD LIBOR Pay 1.74% Quarterly Semiannual N/A 06/16/2022 3,870 116 — 116
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 55,240 2,092 (24) 2,068
3 Month USD LIBOR Pay 1.73% Quarterly Semiannual N/A 01/08/2030 660 68 — 68
3 Month USD LIBOR Pay 1.80% Quarterly Semiannual N/A 01/07/2030 660 73 — 73
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 150 (19) — (19)
3 Month USD LIBOR Pay 1.78% Quarterly Semiannual N/A 01/22/2030 300 33 — 33
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 300 (33) — (33)
3 Month USD LIBOR Pay 2.45% Quarterly Semiannual N/A 05/18/2031 460 78 — 78
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/24/2023 EUR 4,700 (18) — (18)
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/24/2023 4,695 (18) — (18)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 03/24/2023 4,695 (19) — (19)
6 Month Euro Interbank Offered Rate Receive (0.26)% Annual Semiannual N/A 09/22/2022 2,360 (4) — (4)
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 03/23/2022 4,410 (2) — (2)
6 Month Euro Interbank Offered Rate Pay (0.38)% Semiannual Annual N/A 05/04/2023 1,410 (1) — (1)
6 Month Euro Interbank Offered Rate Receive (0.34)% Annual Semiannual N/A 03/20/2022 1,220 — — —
6 Month Euro Interbank Offered Rate Pay (0.25)% Semiannual Annual N/A 06/24/2022 1,162 1 — 1
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/20/2022 2,200 — — —
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 06/26/2022 436 — — —
6 Month Euro Interbank Offered Rate Pay (0.35)% Semiannual Annual N/A 11/02/2022 1,420 — — —
6 Month Euro Interbank Offered Rate Pay (0.29)% Semiannual Annual N/A 06/25/2022 436 — — —
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 05/03/2023 1,410 — — —
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/20/2022 2,550 — — —
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 06/30/2022 436 — — —
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 08/11/2023 830 (2) — (2)
6 Month Euro Interbank Offered Rate Pay (0.32)% Semiannual Annual N/A 09/29/2022 1,080 — — —
6 Month Euro Interbank Offered Rate Receive (0.35)% Annual Semiannual N/A 03/20/2022 1,210 1 — 1
6 Month Euro Interbank Offered Rate Pay (0.31)% Semiannual Annual N/A 04/29/2023 2,970 3 — 3
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 10/02/2022 1,980 — — —
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 07/25/2023 5,450 (6) 1 (5)
6 Month Euro Interbank Offered Rate Receive (0.29)% Annual Semiannual N/A 07/26/2023 7,870 (10) — (10)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/16/2022 1,830 1 — 1
6 Month Euro Interbank Offered Rate Pay (0.58)% Semiannual Annual N/A 08/17/2023 700 (4) — (4)

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 10/02/2022 EUR 2,120 $ (1) $ — $ (1)
6 Month Euro Interbank Offered Rate Receive (0.38)% Annual Semiannual N/A 06/19/2022 1,720 3 — 3
6 Month Euro Interbank Offered Rate Pay (0.37)% Semiannual Annual N/A 05/06/2023 470 — — —
6 Month Euro Interbank Offered Rate Receive (0.45)% Annual Semiannual N/A 12/16/2021 2,045 6 — 6
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/18/2025 120 (1) — (1)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 12/13/2023 2,370 (9) — (9)
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 02/12/2023 1,390 1 — 1
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 11/11/2024 460 (3) — (3)
6 Month Euro Interbank Offered Rate Receive (0.06)% Annual Semiannual N/A 01/03/2024 1,335 (8) — (8)
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 03/02/2023 2,340 (3) — (3)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 01/16/2022 4,940 — — —
6 Month Euro Interbank Offered Rate Pay (0.47)% Semiannual Annual N/A 03/04/2023 1,290 (4) — (4)
6 Month Euro Interbank Offered Rate Pay (0.48)% Semiannual Annual N/A 03/05/2022 2,560 (7) — (7)
6 Month Euro Interbank Offered Rate Receive (0.05)% Annual Semiannual N/A 01/03/2024 1,335 (9) — (9)
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 10/06/2023 540 (1) — (1)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 09/28/2023 430 (1) — (1)
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 09/14/2023 530 (1) — (1)
6 Month Euro Interbank Offered Rate Pay (0.49)% Semiannual Annual N/A 03/09/2022 1,730 (5) — (5)
6 Month Euro Interbank Offered Rate Pay (0.50)% Semiannual Annual N/A 09/14/2023 1,800 (6) — (6)
6 Month Euro Interbank Offered Rate Pay (0.48)% Semiannual Annual N/A 03/06/2022 950 (3) — (3)
6 Month Euro Interbank Offered Rate Receive 0.19% Annual Semiannual N/A 01/16/2030 1,020 (37) — (37)
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 JPY 8,220 (6) — (6)
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 8,650 (2) — (2)
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 11,470 (2) — (2)
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 8,330 1 — 1
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 1,270 — — —
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.29% Annual Annual N/A 05/05/2030 $ 5,115 22 — 22
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.33% Annual Annual N/A 05/04/2030 5,730 (5) — (5)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.82% Annual Annual N/A 02/03/2030 5,375 (300) — (300)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.00% Annual Annual N/A 04/27/2025 4,895 32 — 32
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.34% Annual Annual N/A 04/29/2030 4,855 11 — 11
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 0.79% Annual Annual N/A 04/29/2025 4,855 26 — 26
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.84% Annual Annual N/A 01/31/2030 4,620 (267) — (267)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 2,195 (230) — (230)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.45% Annual Annual N/A 04/16/2030 4,900 73 — 73
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.36% Annual Annual N/A 05/29/2030 4,820 7 — 7
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 0.97% Annual Annual N/A 05/29/2025 4,820 (9) — (9)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.30% Annual Annual N/A 04/27/2030 4,895 (9) — (9)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 0.96% Annual Annual N/A 04/16/2025 4,900 (18) — (18)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.94% Annual Annual N/A 02/10/2050 1,715 229 — 229
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.86% Annual Annual N/A 11/25/2029 2,720 155 — 155
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.24% Annual Annual N/A 03/13/2030 5,270 44 1 45
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 05/10/2021 17,627 (357) (8) (365)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.25% Annual Annual N/A 03/11/2030 2,675 18 — 18
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 0.97% Annual Annual N/A 03/25/2030 1,285 (47) — (47)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.06% Annual Annual N/A 03/26/2030 1,280 (35) — (35)

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.92% Annual Annual N/A 05/08/2021 $ 13,823 $ (301) $ — $ (301)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.34% Annual Annual N/A 03/30/2030 2,615 10 — 10
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.71% Annual Annual N/A 08/12/2024 5,460 (207) — (207)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.79% Annual Annual N/A 08/22/2049 760 (50) — (50)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.29% Annual Annual N/A 05/15/2030 4,840 30 — 30
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.96% Annual Annual N/A 12/12/2049 1,540 (213) — (213)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.90% Annual Annual N/A 02/12/2024 3,930 (175) — (175)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.75% Annual Annual N/A 08/22/2029 2,390 110 — 110
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.95% Annual Annual N/A 11/25/2049 870 (115) — (115)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 02/10/2030 5,405 (320) — (320)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 0.83% Annual Annual N/A 05/15/2025 4,840 (30) — (30)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 08/01/2024 5,860 (271) — (271)
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Receive 0.40% Annual Annual N/A 03/15/2030 EUR 1,220 42 — 42
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Receive 0.64% Annual Annual N/A 04/15/2030 4,500 25 (1) 24
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 0.36% Annual Annual N/A 04/15/2025 4,500 (12) 1 (11)
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 0.39% Annual Annual N/A 04/15/2025 4,510 (3) — (3)
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Receive 0.62% Annual Annual N/A 04/15/2030 4,640 39 — 39
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 0.32% Annual Annual N/A 04/15/2025 4,640 (22) 1 (21)
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Receive 0.61% Annual Annual N/A 05/15/2030 2,360 29 — 29
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Receive 0.71% Annual Annual N/A 04/15/2030 4,510 (9) (1) (10)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 0.39% Annual Annual N/A 05/15/2025 4,345 13 — 13
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 0.66% Annual Annual N/A 05/15/2030 4,345 (28) — (28)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 4,285 (319) 3 (316)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 0.34% Annual Annual N/A 05/15/2025 4,425 25 — 25
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 0.60% Annual Annual N/A 05/15/2030 4,425 (59) — (59)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 0.41% Annual Annual N/A 03/15/2030 1,185 39 1 40
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.13% Annual Annual N/A 02/15/2030 605 (33) — (33)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.15% Annual Annual N/A 02/15/2030 2,695 (153) 1 (152)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.13% Annual Annual N/A 01/15/2030 4,525 250 (1) 249
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 0.57% Annual Annual N/A 03/15/2030 2,430 35 — 35
United Kingdom Retail Prices Index Pay 3.29% Annual Annual N/A 03/15/2030 GBP 3,310 (31) (3) (34)
United Kingdom Retail Prices Index Pay 3.51% Annual Annual N/A 10/15/2028 3,095 194 (19) 175
United Kingdom Retail Prices Index Receive 3.13% Annual Annual N/A 01/15/2050 1,300 (235) 22 (213)
United Kingdom Retail Prices Index Pay 3.24% Annual Annual N/A 01/15/2045 1,300 160 (16) 144
United Kingdom Retail Prices Index Pay 3.34% Annual Annual N/A 01/15/2040 1,700 136 (16) 120
United Kingdom Retail Prices Index Receive 3.39% Annual Annual N/A 01/15/2035 1,700 (75) 11 (64)

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
United Kingdom Retail Prices Index Receive 3.46% Annual Annual N/A 12/15/2029 GBP 1,660 $ (41) $ 5 $ (36)
United Kingdom Retail Prices Index Pay 3.61% Annual Annual N/A 01/15/2029 1,145 84 (7) 77
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 01/15/2035 1,700 (59) 9 (50)
United Kingdom Retail Prices Index Pay 3.22% Annual Annual N/A 01/15/2045 1,300 144 (15) 129
United Kingdom Retail Prices Index Receive 3.11% Annual Annual N/A 01/15/2050 1,300 (210) 21 (189)
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 3,035 127 (14) 113
United Kingdom Retail Prices Index Pay 3.45% Annual Annual N/A 02/15/2030 530 9 (2) 7
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 2,725 423 (34) 389
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 2,725 (565) 23 (542)
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 3,555 372 (46) 326
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 3,555 (243) 38 (205)
United Kingdom Retail Prices Index Pay 3.31% Annual Annual N/A 01/15/2040 1,700 111 (14) 97
United Kingdom Retail Prices Index Pay 3.40% Annual Annual N/A 08/15/2028 5,285 208 (27) 181
Total $ (797) $ (108) $ (905)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Bank of America NA Bloomberg
Commodity Index
Total Return
(a)
442,842 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 06/25/2020 $ 59,849 $ — $ 175 $ —
Bank of America NA BofA Merrill
Lynch Commodity
MLBXCS3T Total
Return Strategy
(a)
130,218 Receive 0.20% Annual 06/08/2020 11,066 — — —
M3 Capital Partners Bloomberg
Commodity Index
Total Return
(a)
538,621 Receive UST 13 Week Bill
High Discount Rate
+ 0.09%
Monthly 06/25/2020 72,794 — 212 —
M3 Capital Partners Macquarie Commodity
Product 251E
(a)
105,863 Receive 0.33% Annual 06/08/2020 8,241 — — —
Societe Generale Bloomberg
Commodity Index
Total Return
(a)
146,250 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 06/25/2020 19,765 — 58 —
Societe Generale Societe Generale
Commodities Custom
Alpha
(a)
144,346 Receive 0.35% Annual 06/08/2020 10,591 — — —
Total $ — $ 445 $ —
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
May 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.62% Shares Held Value (000's)
Money Market Funds - 2.62%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
18,047,736 $ 18,048
TOTAL INVESTMENT COMPANIES $ 18,048
COMMON STOCKS - 95.71% Shares Held Value (000's)
Advertising - 1.96%
Interpublic Group of Cos Inc /The 787,083 13,467
Airlines - 0.95%
Alaska Air Group Inc 190,579 6,516
Automobile Parts & Equipment - 1.09%
Autoliv Inc 118,084 7,508
Banks - 2.68%
Bank OZK 270,543 6,085
Cullen/Frost Bankers Inc 162,725 12,362
$ 18,447
Chemicals - 2.60%
FMC Corp 181,930 17,904
Commercial Services - 3.09%
Aaron's Inc 317,012 11,701
Morningstar Inc 62,259 9,546
$ 21,247
Consumer Products - 2.35%
Avery Dennison Corp 146,410 16,203
Electric - 6.37%
Alliant Energy Corp 409,586 20,217
Eversource Energy 265,624 22,233
WEC Energy Group Inc 15,390 1,412
$ 43,862
Electrical Components & Equipment - 5.38%
Energizer Holdings Inc 433,602 19,026
Littelfuse Inc 111,094 18,052
$ 37,078
Electronics - 1.65%
Arrow Electronics Inc
(b)
164,472 11,362
Environmental Control - 2.08%
Waste Connections Inc 152,175 14,311
Hand & Machine Tools - 4.39%
Lincoln Electric Holdings Inc 233,428 19,180
Snap-on Inc 85,057 11,031
$ 30,211
Healthcare - Products - 6.78%
Teleflex Inc 69,042 25,052
Varian Medical Systems Inc
(b)
178,629 21,684
$ 46,736
Healthcare - Services - 2.74%
Universal Health Services Inc 178,904 18,865
Insurance - 4.61%
Fidelity National Financial Inc 517,747 16,516
Markel Corp
(b)
16,951 15,212
$ 31,728
Internet - 1.73%
Rightmove PLC 1,636,730 11,925
Leisure Products & Services - 2.40%
YETI Holdings Inc
(b)
514,625 16,519
Machinery - Diversified - 2.07%
Nordson Corp 75,744 14,266
Oil & Gas - 2.69%
Cimarex Energy Co 278,145 7,310
Helmerich & Payne Inc 185,458 3,733
HollyFrontier Corp 237,047 7,455
$ 18,498
REITs - 8.19%
Alexandria Real Estate Equities Inc 131,957 20,284
CyrusOne Inc 356,170 26,478
STORE Capital Corp 499,673 9,664
$ 56,426
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 3.61%
Chipotle Mexican Grill Inc
(b)
24,794 $ 24,891
Savings & Loans - 2.55%
Washington Federal Inc 678,199 17,538
Semiconductors - 5.79%
Microchip Technology Inc 237,630 22,817
Teradyne Inc 254,446 17,053
$ 39,870
Software - 11.02%
Black Knight Inc
(b)
403,993 31,099
Fair Isaac Corp
(b)
78,489 31,604
Tyler Technologies Inc
(b)
35,216 13,217
$ 75,920
Toys, Games & Hobbies - 2.53%
Hasbro Inc 236,658 17,397
Transportation - 4.41%
Expeditors International of Washington Inc 311,547 23,792
Kirby Corp
(b)
129,092 6,620
$ 30,412
TOTAL COMMON STOCKS $ 659,107
Total Investments $ 677,155
Other Assets and Liabilities -  1.67% 11,525
TOTAL NET ASSETS - 100.00% $ 688,680
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Industrial 19.98%
Financial 18.03%
Technology 16.81%
Consumer, Non-cyclical 14.96%
Consumer, Cyclical 10.58%
Utilities 6.37%
Communications 3.69%
Energy 2.69%
Money Market Funds 2.62%
Basic Materials 2.60%
Other Assets and Liabilities
1.67%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
May 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2019 Purchases Sales May 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 19,943 $ 147,555 $ 149,450 $ 18,048
$ 19,943 $ 147,555 $ 149,450 $ 18,048
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 156 $ — $ — $ —
$ 156 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 12.99% Shares Held Value (000's)
Exchange-Traded Funds - 0.12%
iShares Russell 1000 Growth ETF 2,796 $ 516
iShares Russell 2000 Value ETF 663 63
SPDR Gold Shares ETP 1,063 173
VanEck Vectors Gold Miners ETF 3,272 112
VanEck Vectors Junior Gold Miners ETF 1,841 85
$ 949
Money Market Funds - 12.87%
First American Government Obligations Fund -
Institutional Class 0.04%
(a)
2,229,740 2,230
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio – Institutional Class
0.06%
(a),(b)
4,681,088 4,681
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
94,305,279 94,305
$ 101,216
TOTAL INVESTMENT COMPANIES $ 102,165
COMMON STOCKS - 41.20% Shares Held Value (000's)
Advertising - 0.07%
Clear Channel Outdoor Holdings Inc
(d)
70,160 67
Interpublic Group of Cos Inc/The
(e)
9,504 163
Omnicom Group Inc
(e)
3,083 169
WPP PLC 20,117 153
$ 552
Aerospace & Defense - 0.60%
General Dynamics Corp
(e)
3,530 518
HEICO Corp - Class A
(e)
1,428 120
Howmet Aerospace Inc
(e)
46,429 607
Lockheed Martin Corp
(e)
3,162 1,228
Moog Inc 1,073 58
Northrop Grumman Corp 894 300
Raytheon Technologies Corp
(e)
9,369 605
Thales SA 2,328 178
TransDigm Group Inc
(e)
2,312 982
Triumph Group Inc 1,743 13
Ultra Electronics Holdings PLC 5,460 134
$ 4,743
Agriculture - 0.25%
Altria Group Inc
(e)
10,318 403
Archer-Daniels-Midland Co
(e)
6,247 246
Philip Morris International Inc
(e)
10,129 743
Swedish Match AB 7,788 543
$ 1,935
Airlines - 0.11%
Alaska Air Group Inc
(e)
1,075 37
American Airlines Group Inc 661 7
Southwest Airlines Co
(e)
26,134 839
$ 883
Apparel - 0.55%
Adidas AG
(d)
3,722 987
Carter's Inc 3,029 260
Hanesbrands Inc
(e)
6,570 65
Kontoor Brands Inc 3,961 58
LVMH Moet Hennessy Louis Vuitton SE 1,748 734
NIKE Inc
(e)
8,696 857
PVH Corp
(e)
10,676 485
Ralph Lauren Corp
(e)
1,360 103
Steven Madden Ltd 7,884 185
Tapestry Inc
(e)
7,831 106
VF Corp
(e)
7,243 407
Wolverine World Wide Inc 4,309 90
$ 4,337
Automobile Manufacturers - 0.32%
Bayerische Motoren Werke AG 4,038 237
Cummins Inc
(e)
2,783 472
Ferrari NV 4,968 845
Fiat Chrysler Automobiles NV
(d)
1,418 13
Ford Motor Co
(e)
30,159 172
General Motors Co 4,607 119
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
PACCAR Inc 4,427 $ 327
REV Group Inc 10,687 65
Tesla Inc
(d),(e)
271 226
Volvo AB - B Shares 5,447 78
$ 2,554
Automobile Parts & Equipment - 0.13%
BorgWarner Inc
(e)
7,536 242
Cooper Tire & Rubber Co 2,902 75
Faurecia SE
(d)
2,259 88
Koito Manufacturing Co Ltd 3,100 132
Rheinmetall AG 2,384 194
Valeo SA 13,325 329
$ 1,060
Banks - 1.46%
Allegiance Bancshares Inc 2,302 59
Ameris Bancorp 2,362 57
Aozora Bank Ltd 13,600 253
Atlantic Union Bankshares Corp 1,805 42
Banca Generali SpA 4,761 130
Bank of America Corp
(e)
14,784 357
Bank OZK 5,963 134
Cadence BanCorp 9,121 74
Citizens Financial Group Inc
(e)
5,694 137
Concordia Financial Group Ltd 75,300 247
DBS Group Holdings Ltd 6,500 90
DNB ASA
(d)
14,997 205
East West Bancorp Inc
(e)
11,118 389
Fifth Third Bancorp
(e)
19,242 373
FinecoBank Banca Fineco SpA
(d)
7,377 86
First Citizens BancShares Inc/NC 218 84
First Hawaiian Inc 3,826 66
First Interstate BancSystem Inc 2,259 71
First Midwest Bancorp Inc/IL 4,849 63
First Republic Bank/CA 1,920 208
FNB Corp/PA 9,187 68
Fukuoka Financial Group Inc 18,300 298
Goldman Sachs Group Inc/The
(e)
2,417 475
Great Western Bancorp Inc 4,929 70
Heritage Commerce Corp 8,296 67
Hilltop Holdings Inc 3,871 72
Home BancShares Inc/AR 5,453 79
ING Groep NV 57,446 374
Intesa Sanpaolo SpA
(d)
47,218 82
JPMorgan Chase & Co
(e)
4,350 423
KBC Group NV 3,829 201
M&T Bank Corp 6,553 692
Macquarie Group Ltd 2,228 164
Morgan Stanley
(e)
6,773 299
Natixis SA
(d)
47,080 106
Opus Bank 3,611 70
PNC Financial Services Group Inc/The
(e)
4,470 509
Raiffeisen Bank International AG 11,473 210
Regions Financial Corp
(e)
5,784 65
Shinsei Bank Ltd 17,800 228
Standard Chartered PLC 25,540 117
Sumitomo Mitsui Financial Group Inc 9,500 276
Sumitomo Mitsui Trust Holdings Inc 16,900 500
SVB Financial Group
(d),(e)
2,047 440
Truist Financial Corp
(e)
8,189 301
UBS Group AG
(d)
21,132 226
Umpqua Holdings Corp 5,597 64
United Community Banks Inc/GA 3,496 68
US Bancorp
(e)
26,319 936
Veritex Holdings Inc 3,601 63
Wells Fargo & Co
(e)
12,749 337
Western Alliance Bancorp 5,134 196
Zions Bancorp NA 7,886 259
$ 11,460

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0.64%
Asahi Group Holdings Ltd 2,600 $ 98
Boston Beer Co Inc/The
(d)
227 128
Carlsberg A/S 3,266 423
Coca-Cola Co/The
(e)
25,865 1,208
Coca-Cola HBC AG 7,156 181
Constellation Brands Inc
(e)
2,663 460
Diageo PLC 11,728 409
Keurig Dr Pepper Inc 5,740 160
Molson Coors Beverage Co 412 16
Monster Beverage Corp
(d),(e)
15,273 1,099
PepsiCo Inc
(e)
6,753 888
$ 5,070
Biotechnology - 0.48%
Abcam PLC 6,927 129
Alexion Pharmaceuticals Inc
(d),(e)
1,847 221
Amgen Inc 80 18
Apellis Pharmaceuticals Inc
(d)
2,715 91
Arena Pharmaceuticals Inc
(d)
1,235 74
Ascendis Pharma A/S ADR
(d)
334 49
Biogen Inc
(d),(e)
4,537 1,393
ChemoCentryx Inc
(d)
1,050 65
Constellation Pharmaceuticals Inc
(d)
1,682 60
Corteva Inc
(e)
11,609 317
Emergent BioSolutions Inc
(d)
1,411 118
Exact Sciences Corp
(d)
2,116 182
Genmab A/S
(d)
625 193
Illumina Inc
(d)
229 83
Incyte Corp
(d),(e)
939 96
Ionis Pharmaceuticals Inc
(d),(e)
2,545 143
Livongo Health Inc
(d)
2,467 148
Regeneron Pharmaceuticals Inc
(d)
361 222
Sage Therapeutics Inc
(d)
900 32
Y-mAbs Therapeutics Inc
(d)
4,048 155
$ 3,789
Building Materials - 0.50%
American Woodmark Corp
(d)
1,388 87
Boise Cascade Co 3,457 118
Carrier Global Corp
(e)
11,493 235
Cemex SAB de CV ADR 88,953 213
Cie de Saint-Gobain 8,701 285
CRH PLC 5,804 187
CRH PLC 1,911 62
Daikin Industries Ltd 2,200 324
Fortune Brands Home & Security Inc
(e)
4,598 280
JELD-WEN Holding Inc
(d)
6,400 87
Johnson Controls International plc
(e)
9,340 294
Lennox International Inc 1,799 385
LIXIL Group Corp 13,900 194
Marshalls PLC 10,666 86
Martin Marietta Materials Inc
(e)
1,453 279
Masco Corp
(e)
10,580 494
ROCKWOOL International A/S 598 168
Sanwa Holdings Corp 7,300 63
Wienerberger AG 6,360 127
$ 3,968
Chemicals - 1.28%
Akzo Nobel NV 1,685 138
Asahi Kasei Corp 13,800 110
Borregaard ASA 6,024 66
Brenntag AG 3,532 188
Celanese Corp
(e)
5,064 455
CF Industries Holdings Inc
(e)
21,881 642
Dow Inc 10,891 420
DuPont de Nemours Inc
(e)
21,084 1,070
Eastman Chemical Co 1,984 135
Ecolab Inc 1,181 251
EMS-Chemie Holding AG 1,521 1,130
FMC Corp
(e)
3,025 298
Hexion Holdings Corp
(d)
22,049 133
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
IMCD NV 1,533 $ 145
Ingevity Corp
(d)
781 41
Linde PLC
(e)
5,193 1,051
LyondellBasell Industries NV
(e)
4,520 288
Mosaic Co/The 6,625 80
Nissan Chemical Corp 12,400 550
Nitto Denko Corp 6,600 358
Nutrien Ltd 992 34
PPG Industries Inc
(e)
6,908 702
Sherwin-Williams Co/The
(e)
1,291 767
Shin-Etsu Chemical Co Ltd 6,000 703
Showa Denko KK 4,900 118
Toray Industries Inc 32,700 159
$ 10,032
Commercial Services - 1.56%
2U Inc
(d)
2,333 85
Adtalem Global Education Inc
(d)
2,315 77
AMERCO 760 245
Aramark 4,760 123
Automatic Data Processing Inc
(e)
3,810 558
Avalara Inc
(d)
646 69
Babcock International Group PLC 30,071 143
Badger Daylighting Ltd 4,852 101
BrightView Holdings Inc
(d)
4,771 65
Bureau Veritas SA 43,489 890
Carriage Services Inc 4,318 81
Chegg Inc
(d)
2,290 140
Cintas Corp
(e)
5,197 1,289
CoStar Group Inc
(d)
344 226
Deluxe Corp 2,128 50
Edenred 3,163 132
Elis SA
(d)
2,625 33
Escrow Altegrity Inc NPV
(d),(f),(g)
20,714 447
EVERTEC Inc 2,782 81
FleetCor Technologies Inc
(d)
868 212
Gartner Inc
(d)
1,961 239
Global Payments Inc 365 66
H&R Block Inc 300 5
Hypoport SE
(d)
301 134
ICF International Inc 1,707 112
IHS Markit Ltd 2,148 149
ISS A/S
(d)
14,268 238
Kforce Inc 2,243 68
LiveRamp Holdings Inc
(d)
3,323 168
Loomis AB
(d)
5,535 140
Medifast Inc 685 70
Moody's Corp
(e)
2,805 750
Nielsen Holdings PLC
(e)
14,548 202
Paylocity Holding Corp
(d)
599 78
PayPal Holdings Inc
(d)
6,496 1,006
Persol Holdings Co Ltd 34,000 449
Quanta Services Inc
(e)
18,356 678
Robert Half International Inc
(e)
8,728 443
S&P Global Inc
(e)
3,116 1,013
Square Inc
(d),(e)
7,820 634
TriNet Group Inc
(d)
2,728 147
United Rentals Inc
(d),(e)
3,255 452
$ 12,288
Computers - 1.76%
Accenture PLC - Class A
(e)
3,585 723
Amdocs Ltd 1,112 69
Apple Inc
(e)
22,111 7,029
Cognizant Technology Solutions Corp 846 45
Endava PLC ADR
(d)
1,744 84
Fortinet Inc
(d),(e)
1,841 256
Genpact Ltd 2,498 90
HP Inc
(e)
18,517 281
International Business Machines Corp
(e)
4,649 581
Itochu Techno-Solutions Corp 11,100 376

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Leidos Holdings Inc 8,395 $ 883
Lumentum Holdings Inc
(d)
2,460 180
NetApp Inc
(e)
5,843 260
Nomura Research Institute Ltd 5,500 146
NTT Data Corp 98,257 1,139
Obic Co Ltd 1,600 278
Otsuka Corp 23,000 1,114
Rapid7 Inc
(d)
2,675 131
Softcat PLC 2,746 39
Vocera Communications Inc
(d)
4,571 90
Western Digital Corp 998 44
$ 13,838
Consumer Products - 0.08%
Avery Dennison Corp
(e)
282 31
Church & Dwight Co Inc 1,446 108
Clorox Co/The 473 98
Kimberly-Clark Corp 2,664 377
$ 614
Cosmetics & Personal Care - 0.47%
Colgate-Palmolive Co
(e)
17,952 1,298
Edgewell Personal Care Co
(d)
2,571 78
Estee Lauder Cos Inc/The
(e)
1,232 244
Pola Orbis Holdings Inc 14,600 285
Procter & Gamble Co/The
(e)
15,450 1,791
$ 3,696
Distribution & Wholesale - 0.24%
Bunzl PLC 3,729 87
Copart Inc
(d),(e)
6,432 575
Diploma PLC 6,146 140
Fastenal Co 9,001 371
LKQ Corp
(d),(e)
8,475 233
Toyota Tsusho Corp 4,100 104
WW Grainger Inc
(e)
1,166 361
$ 1,871
Diversified Financial Services - 1.83%
4L Technologies
(d),(f),(g)
24,306 97
Alliance Data Systems Corp
(e)
2,075 96
American Express Co
(e)
6,345 604
Ares Management Corp 2,578 97
B Riley Financial Inc 4,309 83
BlackRock Inc
(e)
1,344 711
Cboe Global Markets Inc
(e)
5,116 544
Charles Schwab Corp/The 11,637 418
CI Financial Corp 10,800 128
CME Group Inc
(e)
2,356 430
Credit Acceptance Corp
(d)
856 317
Discover Financial Services
(e)
7,843 373
ECN Capital Corp 35,390 122
Element Comm Aviation
(d),(f),(g),(h)
280 342
Euronext NV
(i)
1,479 137
Federal Agricultural Mortgage Corp 1,110 71
Franklin Resources Inc
(e)
27,546 520
Greenhill & Co Inc 5,186 52
Hamilton Lane Inc 1,495 109
Hannon Armstrong Sustainable Infrastructure
Capital Inc
3,695 107
Hargreaves Lansdown PLC 15,087 344
Intercontinental Exchange Inc
(e)
4,990 485
Invesco Ltd
(e)
87,441 697
London Stock Exchange Group PLC 642 64
Magellan Financial Group Ltd 8,209 321
Mastercard Inc
(e)
6,165 1,855
Moelis & Co 2,749 92
Nasdaq Inc
(e)
5,082 602
Navient Corp 6,814 51
PRA Group Inc
(d)
6,833 233
Raymond James Financial Inc 2,307 160
Sanne Group PLC 13,545 114
SEI Investments Co
(e)
12,605 683
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Singapore Exchange Ltd 23,100 $ 136
SLM Corp 10,196 77
Synchrony Financial
(e)
22,564 460
T Rowe Price Group Inc
(e)
4,323 523
Visa Inc
(e)
7,003 1,367
VZ Holding AG 1,750 130
Western Union Co/The
(e)
30,806 617
$ 14,369
Electric - 1.17%
AES Corp/The
(e)
1,845 23
Canadian Utilities Ltd 12,400 298
Dominion Energy Inc
(e)
12,504 1,063
Duke Energy Corp 1,065 92
Electric Power Development Co Ltd 3,300 62
Electricite de France SA 14,783 132
Endesa SA 16,780 401
Enel SpA 16,212 125
Entergy Corp 70 7
Evergy Inc
(e)
1,750 108
Exelon Corp 4,219 162
FirstEnergy Corp 256 11
Fortum Oyj 12,366 238
Iberdrola SA 8,300 90
Meridian Energy Ltd 63,632 188
NextEra Energy Inc 6,730 1,720
NRG Energy Inc
(e)
32,870 1,185
Public Service Enterprise Group Inc
(e)
2,664 136
Red Electrica Corp SA 28,514 502
RWE AG 60,131 2,003
Sempra Energy 725 92
Southern Co/The
(e)
1,743 99
Terna Rete Elettrica Nazionale SpA 16,864 115
Vistra Energy Corp
(e)
16,151 330
$ 9,182
Electrical Components & Equipment - 0.34%
AMETEK Inc
(e)
6,559 601
Belden Inc 2,400 82
Brother Industries Ltd 8,600 163
Emerson Electric Co
(e)
9,828 600
Energizer Holdings Inc 1,385 61
EnerSys 2,696 171
Legrand SA 7,172 491
Novanta Inc
(d)
315 32
Schneider Electric SE 4,598 455
$ 2,656
Electronics - 0.95%
Allegion plc 1,369 136
Amphenol Corp 1,342 130
Assa Abloy AB 19,243 393
Coherent Inc
(d)
468 68
DiscoverIE Group PLC 13,104 90
Electrocomponents PLC 16,667 132
FARO Technologies Inc
(d)
2,014 113
Fitbit Inc
(d)
53,425 339
FLIR Systems Inc
(e)
10,323 477
Fortive Corp
(e)
7,768 473
Garmin Ltd
(e)
9,007 812
GoPro Inc
(d)
21,817 103
Halma PLC 6,244 182
Honeywell International Inc
(e)
8,549 1,247
II-VI Inc
(d)
1,571 75
Keysight Technologies Inc
(d),(e)
1,614 174
LEM Holding SA 67 94
nVent Electric PLC 3,421 63
PerkinElmer Inc
(e)
1,784 179
Roper Technologies Inc
(e)
1,017 400
Rotork PLC 34,945 116
TE Connectivity Ltd
(e)
5,944 483
Tech Data Corp
(d)
5,325 725

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Trimble Inc
(d)
3,069 $ 120
Venture Corp Ltd 16,200 176
Yokogawa Electric Corp 9,200 133
$ 7,433
Energy - Alternate Sources - 0.07%
First Solar Inc
(d)
2,479 116
Vestas Wind Systems A/S 4,514 461
$ 577
Engineering & Construction - 0.28%
Alten SA 1,063 86
CIMIC Group Ltd 5,871 98
Comfort Systems USA Inc 2,100 78
Dycom Industries Inc
(d)
2,918 123
Eiffage SA
(d)
3,842 351
Flughafen Zurich AG
(d)
1,632 226
Gaztransport Et Technigaz SA 768 57
HOCHTIEF AG 2,563 227
JGC Holdings Corp 38,300 413
Obayashi Corp 13,500 125
Taisei Corp 12,000 417
$ 2,201
Entertainment - 0.22%
Aristocrat Leisure Ltd 5,413 93
CTS Eventim AG & Co KGaA
(d)
2,177 99
Deluxe Entertainment
(d)
67,048 42
DraftKings Inc - Warrants
(d)
118 3
DraftKings Pipe
(d),(h)
19,373 769
Genting Singapore Ltd 717,800 400
Lions Gate Entertainment Corp - B shares
(d)
10,213 77
Live Nation Entertainment Inc
(d)
557 27
OPAP SA 8,952 84
Penn National Gaming Inc
(d)
1,300 43
Vail Resorts Inc 404 80
$ 1,717
Environmental Control - 0.15%
Pentair PLC
(e)
10,767 422
Republic Services Inc
(e)
4,384 375
Waste Management Inc
(e)
3,283 350
$ 1,147
Food - 1.15%
a2 Milk Co Ltd
(d)
8,326 99
Calavo Growers Inc 1,477 86
Campbell Soup Co
(e)
10,205 520
Colruyt SA 5,257 317
Cranswick PLC 2,863 131
General Mills Inc 5,064 319
Hershey Co/The
(e)
2,750 373
Hostess Brands Inc
(d)
6,785 82
JM Smucker Co/The 2,405 274
Just Eat Takeaway.com NV
(d),(i)
6,014 655
Koninklijke Ahold Delhaize NV 15,780 400
Kroger Co/The 972 32
Lamb Weston Holdings Inc
(e)
11,901 715
Mondelez International Inc
(e)
4,969 259
Nisshin Seifun Group Inc 21,800 340
Post Holdings Inc
(d)
16,857 1,467
Seven & i Holdings Co Ltd 16,900 580
Simply Good Foods Co/The
(d)
89,008 1,516
Sysco Corp
(e)
6,528 360
Tyson Foods Inc
(e)
7,025 432
Viscofan SA 1,378 90
$ 9,047
Food Service - 0.06%
Compass Group PLC 23,407 343
Elior Group SA
(i)
16,654 103
$ 446
COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0.13%
International Paper Co
(e)
10,004 $ 341
Mondi PLC 7,812 147
Schweitzer-Mauduit International Inc 2,023 62
Smurfit Kappa Group PLC 6,777 221
UPM-Kymmene Oyj 7,423 214
$ 985
Gas - 0.12%
New Jersey Resources Corp 2,900 102
Osaka Gas Co Ltd 29,600 594
UGI Corp 6,569 209
$ 905
Hand & Machine Tools - 0.18%
Disco Corp 600 134
Kennametal Inc 6,330 176
Makita Corp 8,500 289
Snap-on Inc
(e)
4,558 591
Stanley Black & Decker Inc
(e)
1,583 199
$ 1,389
Healthcare - Products - 1.51%
Abbott Laboratories
(e)
4,069 386
ABIOMED Inc
(d)
850 190
Align Technology Inc
(d),(e)
1,256 309
Baxter International Inc 14,388 1,296
Boston Scientific Corp
(d)
31,467 1,195
Carl Zeiss Meditec AG
(d)
811 83
Cellavision AB
(d)
2,266 72
Cochlear Ltd 2,305 297
Danaher Corp
(e)
3,617 602
DENTSPLY SIRONA Inc
(e)
12,785 595
DiaSorin SpA 612 129
Edwards Lifesciences Corp
(d),(e)
861 194
Elekta AB 4,842 51
Envista Holdings Corp
(d)
3,720 79
Globus Medical Inc
(d)
1,302 71
Henry Schein Inc
(d),(e)
4,212 256
Hill-Rom Holdings Inc 746 76
Hologic Inc
(d)
2,415 128
Insulet Corp
(d)
1,853 349
Intuitive Surgical Inc
(d),(e)
1,411 818
Koninklijke Philips NV
(d)
7,717 350
Medtronic PLC
(e)
22,765 2,244
Natus Medical Inc
(d)
2,618 56
Novocure Ltd
(d)
572 39
Smith & Nephew PLC 8,755 179
STERIS PLC 730 121
Stryker Corp 1,589 311
Sysmex Corp 1,200 96
Tandem Diabetes Care Inc
(d)
1,599 133
Thermo Fisher Scientific Inc
(e)
1,694 591
Varian Medical Systems Inc
(d),(e)
3,151 383
West Pharmaceutical Services Inc 255 55
Zimmer Biomet Holdings Inc
(e)
882 111
$ 11,845
Healthcare - Services - 0.95%
Anthem Inc 1,847 543
Centene Corp
(d)
2,591 172
DaVita Inc
(d),(e)
6,285 509
Eurofins Scientific SE 159 108
HCA Healthcare Inc
(e)
4,950 529
Humana Inc
(e)
3,436 1,411
IQVIA Holdings Inc
(d)
8,068 1,206
Laboratory Corp of America Holdings
(d),(e)
2,264 397
LHC Group Inc
(d)
765 124
Orpea 1,106 130
Quest Diagnostics Inc
(e)
4,845 573
UnitedHealth Group Inc
(e)
4,349 1,326
Universal Health Services Inc
(e)
4,328 456
$ 7,484

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified - 0.01%
CK Hutchison Holdings Ltd 14,500 $ 89
US Well Services Inc - Warrants
(d)
103,668 3
$ 92
Home Builders - 0.35%
Berkeley Group Holdings PLC 4,805 245
Cairn Homes PLC 120,888 121
Cavco Industries Inc
(d)
567 108
DR Horton Inc 240 13
Glenveagh Properties PLC
(d),(i)
170,890 124
Installed Building Products Inc
(d)
1,512 97
Kaufman & Broad SA 2,987 106
Lennar Corp - A Shares 489 30
NVR Inc
(d),(e)
280 902
Persimmon PLC 11,568 330
PulteGroup Inc
(e)
11,830 402
Skyline Champion Corp
(d)
8,245 205
Thor Industries Inc 791 68
$ 2,751
Home Furnishings - 0.06%
Hoshizaki Corp 2,600 210
Leggett & Platt Inc
(e)
4,211 129
Whirlpool Corp 1,294 157
$ 496
Housewares - 0.03%
Newell Brands Inc
(e)
17,169 226
Insurance - 1.55%
Admiral Group PLC 17,435 504
Aegon NV 51,541 138
Aflac Inc
(e)
6,988 255
Alleghany Corp 152 78
Allianz SE 1,463 265
Allstate Corp/The 181 18
American International Group Inc
(e)
8,804 265
Aon PLC 893 176
Arthur J Gallagher & Co
(e)
1,935 182
Assurant Inc
(e)
529 54
Athene Holding Ltd
(d)
2,987 86
Beazley PLC 23,430 111
Berkshire Hathaway Inc - Class B
(d),(e)
7,043 1,307
Chubb Ltd
(e)
5,204 635
Cincinnati Financial Corp
(e)
5,827 343
CNO Financial Group Inc 5,121 73
CNP Assurances
(d)
6,776 72
Direct Line Insurance Group PLC 27,649 91
eHealth Inc
(d)
4,744 619
Equitable Holdings Inc 2,745 52
Everest Re Group Ltd 417 83
Fairfax Financial Holdings Ltd 900 250
Fidelity National Financial Inc
(e)
13,019 415
First American Financial Corp 3,736 189
Gjensidige Forsikring ASA
(d)
10,484 191
Globe Life Inc
(e)
2,788 215
Hartford Financial Services Group Inc/The
(e)
1,058 41
Insurance Australia Group Ltd 129,249 528
James River Group Holdings Ltd 2,567 99
Lancashire Holdings Ltd 7,898 66
Lincoln National Corp 256 10
Loews Corp
(e)
2,563 85
Markel Corp
(d),(e)
729 655
Marsh & McLennan Cos Inc
(e)
4,487 475
Medibank Pvt Ltd 28,877 55
MetLife Inc
(e)
12,045 433
MGIC Investment Corp 11,200 92
NMI Holdings Inc
(d)
5,770 89
Progressive Corp/The 4,243 329
Prudential Financial Inc
(e)
2,408 147
Radian Group Inc 5,138 82
RSA Insurance Group PLC 16,325 80
Sampo Oyj 14,318 514
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Sony Financial Holdings Inc 19,112 $ 461
Third Point Reinsurance Ltd
(d)
7,536 56
Travelers Cos Inc/The
(e)
3,402 364
Tryg A/S 10,091 283
Unum Group 2,836 43
Voya Financial Inc 1,597 72
White Mountains Insurance Group Ltd 180 165
Willis Towers Watson PLC 615 125
WR Berkley Corp
(e)
2,834 164
$ 12,180
Internet - 2.55%
Alphabet Inc - A Shares
(d),(e)
2,045 2,931
Alphabet Inc - C Shares
(d)
934 1,335
Amazon.com Inc
(d),(e)
1,681 4,106
Anaplan Inc
(d)
7,622 350
Booking Holdings Inc
(d)
82 134
Cardlytics Inc
(d)
2,933 200
CDW Corp/DE 300 33
Cerved Group SpA
(d)
18,993 132
eBay Inc
(e)
10,635 484
Expedia Group Inc
(e)
6,319 503
F5 Networks Inc
(d)
2,125 308
Facebook Inc
(d),(e)
9,245 2,081
GoDaddy Inc
(d),(e)
9,092 703
JD.com Inc ADR
(d)
5,469 297
Kakaku.com Inc 13,000 316
Klarna Holding AB
(d),(f),(g),(h)
808 212
Limelight Networks Inc
(d)
20,820 103
Match Group Inc
(d)
2,106 187
Mimecast Ltd
(d)
1,935 81
MonotaRO Co Ltd 7,600 276
Netflix Inc
(d)
1,787 750
NortonLifeLock Inc
(e)
22,970 524
Prosus NV
(d)
1,790 149
Q2 Holdings Inc
(d)
1,100 91
Rubicon Project Inc/The
(d)
9,666 61
Spotify Technology SA
(d)
1,968 356
TD Ameritrade Holding Corp 3,201 119
Twitter Inc
(d)
1,230 38
Uber Technologies Inc
(d)
52,352 1,901
VeriSign Inc
(d),(e)
1,661 364
Z Holdings Corp 176,601 726
ZOZO Inc 12,000 221
$ 20,072
Investment Companies - 0.01%
Melrose Industries PLC 69,490 100
Iron & Steel - 0.25%
Evraz PLC 97,444 341
Hitachi Metals Ltd 110,807 1,277
Nippon Steel Corp 12,200 113
Reliance Steel & Aluminum Co 1,182 115
Steel Dynamics Inc 4,835 128
$ 1,974
Leisure Products & Services - 0.20%
BRP Inc 3,003 104
Fox Factory Holding Corp
(d)
1,540 111
Malibu Boats Inc
(d)
1,931 91
MIPS AB 4,293 144
Peloton Interactive Inc
(d)
3,546 150
Polaris Inc 800 70
Royal Caribbean Cruises Ltd 682 35
Shimano Inc 3,600 662
Thule Group AB
(i)
4,846 112
YETI Holdings Inc
(d)
2,274 73
$ 1,552
Lodging - 0.19%
Choice Hotels International Inc 4,121 333
Hilton Worldwide Holdings Inc
(e)
4,839 384
Las Vegas Sands Corp 1,372 66

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging (continued)
Marriott International Inc/MD 2,273 $ 201
MGM Resorts International
(e)
29,587 508
$ 1,492
Machinery - Construction & Mining - 0.15%
Argan Inc 3,291 122
Astec Industries Inc 2,627 112
Caterpillar Inc 1,244 149
Sandvik AB
(d)
47,044 786
$ 1,169
Machinery - Diversified - 1.06%
Atlas Copco AB - A Shares 5,442 215
Curtiss-Wright Corp 1,642 165
Deere & Co 1,507 229
Dover Corp
(e)
10,172 989
FANUC Corp 1,300 232
Flowserve Corp
(e)
27,151 709
Hexagon AB
(d)
11,282 626
Ichor Holdings Ltd
(d)
2,827 64
IDEX Corp
(e)
7,890 1,258
Inficon Holding AG 117 88
Ingersoll Rand Inc
(d)
3,608 102
Interpump Group SpA 2,303 69
Kone Oyj 5,913 397
Marel HF
(i)
23,405 122
Middleby Corp/The
(d)
1,071 73
Nabtesco Corp 9,500 297
Otis Worldwide Corp
(e)
26,417 1,391
Rockwell Automation Inc
(e)
2,791 603
SMC Corp/Japan 400 203
Spirax-Sarco Engineering PLC 733 90
Stabilus SA 1,713 93
Washtec AG
(d)
1,342 55
Westinghouse Air Brake Technologies Corp 4,773 291
$ 8,361
Media - 0.74%
Charter Communications Inc
(d),(e)
2,449 1,332
Comcast Corp - Class A 13,725 544
Discovery Inc - A Shares
(d),(e)
7,234 157
Discovery Inc - C Shares
(d),(e)
20,740 406
DISH Network Corp
(d),(e)
19,092 604
FactSet Research Systems Inc 253 78
Fox Corp - A Shares
(e)
20,939 611
iHeartMedia Inc
(d)
18,582 162
News Corp - A Shares 5,122 63
Quebecor Inc 6,800 150
Shaw Communications Inc 10,400 175
TEGNA Inc 6,818 80
Telenet Group Holding NV 5,335 218
Walt Disney Co/The
(e)
5,228 613
Wolters Kluwer NV 7,830 625
$ 5,818
Metal Fabrication & Hardware - 0.07%
Advanced Drainage Systems Inc 3,245 144
Rexnord Corp 8,846 266
Tenaris SA ADR 2,474 32
Troax Group AB 7,632 114
$ 556
Mining - 0.67%
Barrick Gold Corp 13,140 315
BHP Group Ltd 24,722 582
BHP Group PLC 20,737 408
Compass Minerals International Inc 1,356 65
Ecobat Holdings, Inc - Class B
(d)
2,998 1,889
First Quantum Minerals Ltd 11,200 65
Franco-Nevada Corp 2,400 337
Kinross Gold Corp
(d)
23,200 151
Kirkland Lake Gold Ltd 16,300 628
Newmont Corp 8,609 503
Rio Tinto PLC 4,033 219
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Wheaton Precious Metals Corp 1,600 $ 69
$ 5,231
Miscellaneous Manufacturers - 0.35%
3M Co
(e)
2,843 445
Alstom SA 2,624 110
AO Smith Corp 1,326 63
Eaton Corp PLC
(e)
4,750 403
Enerpac Tool Group Corp 4,589 82
Illinois Tool Works Inc
(e)
5,047 871
ITT Inc 2,519 145
JSR Corp 6,106 120
Sturm Ruger & Co Inc 1,017 63
Trane Technologies PLC
(e)
5,044 456
$ 2,758
Office & Business Equipment - 0.03%
Xerox Holdings Corp
(e)
15,479 246
Office Furnishings - 0.01%
Herman Miller Inc 1,543 35
Knoll Inc 4,220 45
Steelcase Inc 1,038 12
$ 92
Oil & Gas - 0.86%
Apache Corp
(e)
59,707 644
Bellatrix Exploration Ltd
(d),(f),(g)
94,641 —
Canadian Natural Resources Ltd 5,611 102
Chevron Corp
(e)
9,344 857
Concho Resources Inc
(e)
12,099 659
ConocoPhillips
(e)
22,589 953
Devon Energy Corp 12,074 131
Diamondback Energy Inc 1,604 68
Dommo Energia SA ADR
(d)
269 —
EOG Resources Inc
(e)
16,361 833
Exxon Mobil Corp
(e)
17,572 799
HollyFrontier Corp
(e)
9,011 283
JXTG Holdings Inc 42,907 166
Lundin Energy AB 5,603 137
Marathon Petroleum Corp
(e)
3,902 137
Neste Oyj 6,298 257
Occidental Petroleum Corp
(e)
12,400 161
Phillips 66
(e)
3,621 283
Santos Ltd 68,268 245
Valero Energy Corp
(e)
968 65
$ 6,780
Oil & Gas Services - 0.11%
Halliburton Co
(e)
14,944 175
Schlumberger Ltd
(e)
14,137 261
TechnipFMC PLC
(e)
51,990 385
TGS NOPEC Geophysical Co ASA 3,819 55
$ 876
Packaging & Containers - 0.31%
Amcor PLC
(e)
23,154 236
Ball Corp 16,410 1,170
Sealed Air Corp
(e)
29,843 958
Vidrala SA 1,109 106
$ 2,470
Pharmaceuticals - 1.92%
AbbVie Inc
(e)
13,498 1,251
Aerie Pharmaceuticals Inc
(d)
1,495 21
AmerisourceBergen Corp 201 19
Astellas Pharma Inc 25,900 463
AstraZeneca PLC ADR 3,394 185
AstraZeneca PLC 1,343 145
Bayer AG 6,968 476
Bristol-Myers Squibb Co 14,154 846
Cardinal Health Inc 2,606 143
China Biologic Products Holdings Inc
(d)
10,374 1,149
Chugai Pharmaceutical Co Ltd 500 74
Cigna Corp
(e)
854 168

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp
(e)
16,072 $ 1,054
DexCom Inc
(d)
703 266
Elanco Animal Health Inc
(d)
5,887 126
Eli Lilly and Co 521 80
Galapagos NV
(d)
893 181
Global Blood Therapeutics Inc
(d)
1,848 129
Ipsen SA 898 70
Jazz Pharmaceuticals PLC
(d),(e)
958 114
Johnson & Johnson
(e)
15,842 2,357
KalVista Pharmaceuticals Inc
(d)
4,259 48
Kyowa Kirin Co Ltd 9,210 250
Merck & Co Inc
(e)
10,712 865
MyoKardia Inc
(d)
715 73
Neurocrine Biosciences Inc
(d),(e)
3,745 467
Novartis AG 3,054 266
Novo Nordisk A/S 6,840 448
Odonate Therapeutics Inc
(d)
1,989 65
Pfizer Inc
(e)
22,007 840
Principia Biopharma Inc
(d)
636 41
Rhythm Pharmaceuticals Inc
(d)
3,510 68
Roche Holding AG 4,469 1,551
Sarepta Therapeutics Inc
(d),(e)
800 122
Shionogi & Co Ltd 2,700 160
Sumitomo Dainippon Pharma Co Ltd 20,290 287
Takeda Pharmaceutical Co Ltd 2,800 110
UCB SA 1,573 157
$ 15,135
Pipelines - 0.14%
Enterprise Products Partners LP 1,124 21
Kinder Morgan Inc
(e)
38,386 607
Southcross Holdings
(d),(f),(g)
388,623 31
Williams Cos Inc/The
(e)
20,717 423
$ 1,082
Private Equity - 0.02%
Blackstone Group Inc/The 2,668 152
Real Estate - 0.17%
Catena AB 3,389 133
CBRE Group Inc
(d),(e)
4,290 189
CK Asset Holdings Ltd 23,500 129
Daito Trust Construction Co Ltd 1,900 201
Hill Street
(d),(f),(g)
222 5
Hill Street - Warrants
(d),(f),(g)
377 —
Kojamo Oyj 3,643 74
LEG Immobilien AG
(d)
1,364 171
REA Group Ltd 2,909 196
Redfin Corp
(d)
1,132 34
Shurgard Self Storage SA 2,004 66
Swiss Prime Site AG 1,343 125
WE Company Common Class A
(d),(f),(g),(h)
356 2
$ 1,325
REITs - 1.00%
Agree Realty Corp 1,407 88
Alexandria Real Estate Equities Inc
(e)
1,027 158
American Tower Corp 2,492 644
Americold Realty Trust 3,927 140
Apartment Investment and Management Co 3,371 124
AvalonBay Communities Inc 1,714 267
Big Yellow Group PLC 6,270 78
Boston Properties Inc 2,457 211
Camden Property Trust 681 62
CoreCivic Inc 5,826 70
Crown Castle International Corp 651 112
Digital Realty Trust Inc 621 89
Easterly Government Properties Inc 3,580 90
Equinix Inc 103 72
Essential Properties Realty Trust Inc 4,727 64
Essex Property Trust Inc 454 110
Extra Space Storage Inc
(e)
3,242 314
Federal Realty Investment Trust
(e)
2,351 188
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Goodman Group 19,922 $ 205
Hibernia REIT plc 94,006 114
Host Hotels & Resorts Inc 6,426 77
Iron Mountain Inc 692 18
Japan Real Estate Investment Corp 16 87
Japan Retail Fund Investment Corp 120 158
Kimco Realty Corp
(e)
9,307 103
Mid-America Apartment Communities Inc
(e)
854 99
Monmouth Real Estate Investment Corp 7,246 94
Omega Healthcare Investors Inc
(e)
4,493 140
Outfront Media Inc 3,330 47
Pebblebrook Hotel Trust 6,367 87
Piedmont Office Realty Trust Inc 4,122 69
Prologis Inc
(e)
5,097 465
Public Storage
(e)
4,340 880
Realty Income Corp
(e)
1,087 60
SBA Communications Corp 174 55
Segro PLC 8,252 86
Simon Property Group Inc
(e)
8,064 466
SL Green Realty Corp 1,774 75
UDR Inc
(e)
2,056 76
Ventas Inc
(e)
11,120 389
VICI Properties Inc 5,927 116
Vicinity Centres 66,874 72
Weyerhaeuser Co
(e)
48,076 971
$ 7,890
Retail - 2.86%
ABC-Mart Inc 4,100 249
Advance Auto Parts Inc
(e)
4,264 594
AutoZone Inc
(d),(e)
722 829
Best Buy Co Inc
(e)
1,787 140
BMC Stock Holdings Inc
(d)
1,800 47
Burlington Stores Inc
(d)
655 137
CarMax Inc
(d)
3,329 293
Casey's General Stores Inc 6,132 979
Cheesecake Factory Inc/The 2,179 47
Children's Place Inc/The 2,429 101
Costco Wholesale Corp
(e)
1,728 533
Darden Restaurants Inc
(e)
9,844 757
Dollar General Corp 102 20
Dollar Tree Inc
(d)
1,470 144
Domino's Pizza Inc
(e)
560 216
FamilyMart Co Ltd 22,100 414
Fast Retailing Co Ltd 400 225
Five Below Inc
(d)
1,273 133
Floor & Decor Holdings Inc
(d)
2,323 121
Gap Inc/The
(e)
66,859 595
Genuine Parts Co
(e)
1,432 119
Hennes & Mauritz AB 27,948 425
Home Depot Inc/The
(e)
6,538 1,625
Jand Inc
(d),(f),(g),(h)
1,693 27
Kohl's Corp
(e)
15,563 299
L Brands Inc 25,909 419
Lawson Inc 2,500 139
Lowe's Cos Inc
(e)
6,808 887
Marui Group Co Ltd 11,600 210
McDonald's Corp
(e)
5,942 1,107
McDonald's Holdings Co Japan Ltd 8,900 474
Michaels Cos Inc/The
(d)
9,190 36
Moncler SpA
(d)
6,664 249
Movado Group Inc 4,684 49
Next PLC 3,912 237
Nitori Holdings Co Ltd 2,200 398
Ollie's Bargain Outlet Holdings Inc
(d)
983 90
O'Reilly Automotive Inc
(d)
1,674 698
Pandora A/S 3,218 161
Panera Bread Co
(d),(f),(g)
1,664 —
Regis Corp
(d)
3,155 33
Restaurant Brands International Inc 10,508 573

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Starbucks Corp
(e)
3,572 $ 279
Sundrug Co Ltd 9,400 317
Target Corp
(e)
10,327 1,263
Texas Roadhouse Inc 1,650 86
Tiffany & Co 367 47
TJX Cos Inc/The
(e)
32,700 1,725
Ulta Beauty Inc
(d),(e)
3,180 776
USS Co Ltd 11,900 208
Walgreens Boots Alliance Inc
(e)
3,000 129
Walmart Inc
(e)
12,769 1,584
Wesfarmers Ltd 4,055 109
Yum China Holdings Inc 1,747 81
Yum! Brands Inc
(e)
11,795 1,059
$ 22,492
Savings & Loans - 0.04%
OceanFirst Financial Corp 4,314 72
Sterling Bancorp/DE 13,019 160
WSFS Financial Corp 1,900 53
$ 285
Semiconductors - 1.39%
ACM Research Inc
(d)
1,219 73
Advanced Micro Devices Inc
(d)
5,001 269
Analog Devices Inc
(e)
2,322 262
Applied Materials Inc
(e)
3,092 174
ASML Holding NV 2,095 686
BE Semiconductor Industries NV 2,645 101
Broadcom Inc
(e)
2,092 609
Entegris Inc 1,443 86
FormFactor Inc
(d)
4,505 113
Hamamatsu Photonics KK 4,700 214
Infineon Technologies AG 5,307 112
Intel Corp
(e)
21,432 1,349
KLA Corp 1,194 211
Lam Research Corp
(e)
919 252
Marvell Technology Group Ltd 6,029 197
Maxim Integrated Products Inc
(e)
5,288 305
Microchip Technology Inc
(e)
7,414 712
Micron Technology Inc
(d)
3,175 152
MKS Instruments Inc 463 49
NVIDIA Corp
(e)
4,656 1,652
Qorvo Inc
(d),(e)
5,987 627
QUALCOMM Inc
(e)
7,734 626
Renesas Electronics Corp
(d)
37,266 194
Rohm Co Ltd 3,542 240
Samsung Electronics Co Ltd 2,572 106
Silicon Motion Technology Corp ADR 1,456 66
Skyworks Solutions Inc
(e)
1,443 171
SOITEC
(d)
1,194 117
STMicroelectronics NV 3,299 82
Teradyne Inc 4,079 273
Texas Instruments Inc
(e)
3,111 369
Tokyo Electron Ltd 1,000 201
Tower Semiconductor Ltd
(d)
14,880 299
$ 10,949
Shipbuilding - 0.01%
Yangzijiang Shipbuilding Holdings Ltd 161,100 108
Software - 2.37%
Activision Blizzard Inc 3,052 220
Adobe Inc
(d),(e)
1,929 746
Agilysys Inc
(d)
4,200 81
Akamai Technologies Inc
(d),(e)
1,408 149
Autodesk Inc
(d),(e)
2,269 478
Avid Technology Inc
(d)
10,341 73
Bandwidth Inc
(d)
1,096 121
Black Knight Inc
(d)
4,292 330
Cadence Design Systems Inc
(d),(e)
2,063 188
Cerner Corp
(e)
5,370 391
Citrix Systems Inc
(e)
5,471 810
Cloudera Inc
(d)
14,371 147
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Constellation Software Inc/Canada 412 $ 468
CSG Systems International Inc 1,335 63
Dassault Systemes SE 1,370 234
Dropbox Inc - A Shares
(d),(e)
10,735 242
Electronic Arts Inc
(d)
1,078 132
Envestnet Inc
(d)
11,569 840
Fair Isaac Corp
(d)
471 190
Five9 Inc
(d)
806 84
Guidewire Software Inc
(d)
1,920 197
Health Catalyst Inc
(d)
2,649 72
HubSpot Inc
(d)
561 112
Manhattan Associates Inc
(d)
1,220 108
Microsoft Corp
(e)
28,242 5,175
MINDBODY Inc
(d),(f),(g)
9,229 337
MSCI Inc
(e)
936 308
NextGen Healthcare Inc
(d)
4,807 50
Omnicell Inc
(d)
2,635 176
Oracle Corp
(e)
26,794 1,441
Paychex Inc
(e)
16,980 1,227
Paycom Software Inc
(d)
74 22
PROS Holdings Inc
(d)
1,004 39
RingCentral Inc
(d)
226 62
salesforce.com Inc
(d)
1,400 245
SAP SE 4,105 524
ServiceNow Inc
(d)
1,188 462
SimCorp A/S 692 76
Slack Technologies Inc
(d)
9,126 320
Splunk Inc
(d)
1,983 368
Synopsys Inc
(d)
235 42
Take-Two Interactive Software Inc
(d)
177 24
Veeva Systems Inc
(d),(e)
1,812 397
VMware Inc
(d)
221 35
Workday Inc
(d)
3,717 682
XRAY-TWOLF HoldCo Corp 5,374 74
Zoom Video Communications Inc
(d)
661 119
$ 18,681
Telecommunications - 1.24%
AT&T Inc
(e)
33,112 1,022
Calix Inc
(d)
9,442 133
Cisco Systems Inc
(e)
37,692 1,803
Deutsche Telekom AG 92,879 1,458
Elisa Oyj 1,547 96
Harmonic Inc
(d)
17,371 94
Hellenic Telecommunications Organization SA 9,475 133
HMS Networks AB
(d)
3,123 63
InterDigital Inc 1,087 60
Juniper Networks Inc
(e)
9,196 223
Koninklijke KPN NV 534,426 1,307
Motorola Solutions Inc
(e)
3,243 439
NTT DOCOMO Inc 3,100 85
Oi SA ADR
(d)
3,284 2
Ooma Inc
(d)
6,229 78
PagerDuty Inc
(d)
3,176 84
Plantronics Inc 5,204 68
Proximus SADP 4,821 100
Rogers Communications Inc 4,400 184
Sectra AB - B Shares
(d)
1,795 101
SoftBank Group Corp 19,411 887
Telefonica SA 22,084 103
Telenor ASA 6,409 97
T-Mobile US Inc
(d),(e)
3,064 306
Verizon Communications Inc
(e)
13,996 803
$ 9,729
Textiles - 0.02%
Mohawk Industries Inc
(d)
1,701 159

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 0.10%
Games Workshop Group PLC 1,396 $ 138
Hasbro Inc
(e)
1,106 82
Nintendo Co Ltd 1,400 569
$ 789
Transportation - 0.71%
Aurizon Holdings Ltd 38,828 123
Canadian National Railway Co 7,223 622
Canadian Pacific Railway Ltd 400 100
Central Japan Railway Co 1,800 309
CH Robinson Worldwide Inc
(e)
904 73
CSX Corp
(e)
6,273 449
Deutsche Post AG
(d)
26,719 837
Expeditors International of Washington Inc
(e)
12,765 976
Hub Group Inc
(d)
1,729 81
Norfolk Southern Corp 2,509 447
Old Dominion Freight Line Inc 902 154
Seibu Holdings Inc 22,900 299
Union Pacific Corp
(e)
6,658 1,131
$ 5,601
Water - 0.04%
Severn Trent PLC 6,404 194
Veolia Environnement SA 6,990 154
$ 348
TOTAL COMMON STOCKS $ 324,090
CONVERTIBLE PREFERRED STOCKS
- 0.13% Shares Held Value (000's)
Agriculture - 0.08%
Bunge Ltd 4.88%
(j)
6,930 $ 638
Banks - 0.01%
Bank of America Corp 7.25%
(j)
38 52
Electric - 0.01%
NextEra Energy Inc 5.28%, 03/01/2023 1,526 68
Hand & Machine Tools - 0.00%
Stanley Black & Decker Inc 5.25%, 11/15/2022 462 38
Internet - 0.02%
Airbnb Inc - Series E 0.00%
(d),(f),(g),(h)
1,685 119
Oil & Gas - 0.00%
Chesapeake Energy Corp 5.75%
(j)
355 3
Pipelines - 0.00%
El Paso Energy Capital Trust I 4.75%,
03/31/2028
452 21
Retail - 0.01%
Jand Inc 0.00%
(d),(f),(g),(h)
3,781 63
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,002
PREFERRED STOCKS - 0.42% Shares Held Value (000's)
Automobile Manufacturers - 0.02%
Volkswagen AG 0.00%
(d)
1,249 185
Chemicals - 0.01%
FUCHS PETROLUB SE 0.97% 2,500 100
Internet - 0.00%
Veracode Inc 0.00%
(d),(f),(g),(h)
6,031 3
Pipelines - 0.33%
Southcross Energy Series A 0.00%
(d),(f),(g)
2,399,339 1,656
Southcross Energy Series B 0.00%
(d),(f),(g)
703,849 950
$ 2,606
Private Equity - 0.03%
Forward Venture Services LLC 0.00%
(d),(f),(g),(h)
32,815 243
Real Estate - 0.01%
WE Company Preferred D-1 0.00%
(d),(f),(g),(h)
4,867 38
WE Company Preferred D-2 0.00%
(d),(f),(g),(h)
3,824 30
$ 68
Software - 0.02%
Marklogic Corp 0.00%
(d),(f),(g),(h)
14,832 124
TOTAL PREFERRED STOCKS $ 3,329
BONDS - 37.82%
Principal
Amount (000's) Value (000's)
Advertising - 0.04%
Lamar Media Corp
3.75%, 02/15/2028
(i)
$ 50 $ 49
4.00%, 02/15/2030
(i)
100 96
5.00%, 05/01/2023 100 100
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(i)
120 110
$ 355
Aerospace & Defense - 0.43%
Boeing Co/The
2.25%, 06/15/2026 195 181
2.95%, 02/01/2030 85 80
3.10%, 05/01/2026 10 10
3.25%, 02/01/2035 25 22
3.38%, 06/15/2046 25 19
3.50%, 03/01/2039 65 55
3.55%, 03/01/2038 30 25
3.63%, 03/01/2048 35 29
3.65%, 03/01/2047 5 4
3.75%, 02/01/2050 90 78
3.85%, 11/01/2048 40 34
3.95%, 08/01/2059 60 55
5.15%, 05/01/2030 380 407
5.81%, 05/01/2050 380 431
Embraer Netherlands Finance BV
5.05%, 06/15/2025 240 218
5.40%, 02/01/2027 130 118
Leonardo US Holdings Inc
6.25%, 01/15/2040
(i)
716 780
Spirit AeroSystems Inc
4.60%, 06/15/2028 35 28
7.50%, 04/15/2025
(i)
310 308
TransDigm Inc
5.50%, 11/15/2027
(i)
15 14
6.25%, 03/15/2026
(i)
441 451
$ 3,347
Agriculture - 0.16%
JBS Investments II GmbH
7.00%, 01/15/2026
(i)
1,200 1,276
Airlines - 0.11%
Latam Airlines 2015-1 Pass Through Trust B
4.50%, 08/15/2025 454 273
United Airlines 2019-2 Class B Pass Through
Trust
3.50%, 11/01/2029 925 598
$ 871
Apparel - 0.03%
Levi Strauss & Co
5.00%, 05/01/2025
(i)
245 250
Automobile Asset Backed Securities - 1.06%
Americredit Automobile Receivables Trust 2018-2
4.01%, 07/18/2024 550 556
Americredit Automobile Receivables Trust 2018-3
0.43%, 01/18/2022 48 48
1.00 x 1 Month USD LIBOR + 0.25%
4.04%, 11/18/2024 670 690
Avid Automobile Receivables Trust 2019-1
3.14%, 07/15/2026
(i)
150 148
CarMax Auto Owner Trust 2018-1
3.37%, 07/15/2024 25 24
CarMax Auto Owner Trust 2018-2
3.99%, 04/15/2025 320 324
Carmax Auto Owner Trust 2018-4
4.15%, 04/15/2025 205 202
Carmax Auto Owner Trust 2020-1
2.64%, 07/15/2026 175 166

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Chesapeake Funding II LLC
3.57%, 04/15/2030
(i)
$ 175 $ 178
3.71%, 05/15/2029
(i)
130 131
3.92%, 04/15/2030
(i)
455 466
CIG AUTO RECEIVABLES TRUST 2017-1
2.71%, 05/15/2023
(i)
8 8
CPS Auto Receivables Trust 2018-A
3.05%, 12/15/2023
(i)
105 105
CPS Auto Receivables Trust 2018-D
3.83%, 09/15/2023
(i)
330 335
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026 420 425
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026 260 262
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024
(i)
290 296
First Investors Auto Owner Trust 2019-2
2.80%, 12/15/2025
(i)
75 72
3.88%, 01/15/2026
(i)
175 169
Flagship Credit Auto Trust 2019-2
3.53%, 05/15/2025
(i)
520 497
GLS Auto Receivables Issuer Trust 2019-2
3.54%, 02/18/2025
(i)
785 760
Hertz Vehicle Financing II LP
3.29%, 10/25/2023
(i)
315 300
Motor 2017-1 PLC
0.70%, 09/25/2024
(i)
63 62
1.00 x 1 Month USD LIBOR + 0.53%
Prestige Auto Receivables Trust 2016-1
5.15%, 11/15/2021
(i)
815 820
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(i)
145 126
Santander Drive Auto Receivables Trust 2019-2
3.22%, 07/15/2025 655 653
Santander Drive Auto Receivables Trust 2020-1
5.35%, 03/15/2028 380 390
Tidewater Auto Receivables Trust 2018-A
4.30%, 11/15/2024
(i)
100 96
$ 8,309
Automobile Floor Plan Asset Backed Securities - 0.03%
Navistar Financial Dealer Note Master Owner
Trust II
0.80%, 09/25/2023
(i)
205 202
1.00 x 1 Month USD LIBOR + 0.63%
Automobile Manufacturers - 0.20%
FCE Bank PLC
0.87%, 09/13/2021 EUR 395 417
1.88%, 06/24/2021 280 301
Ford Motor Co
8.50%, 04/21/2023 $ 185 192
9.00%, 04/22/2025 220 230
9.63%, 04/22/2030 50 56
General Motors Co
6.80%, 10/01/2027 320 365
$ 1,561
Banks - 1.13%
Banco Hipotecario SA
32.50%, 11/07/2022
(i)
ARS 10,245 124
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
Banco Macro SA
17.50%, 05/08/2022
(i)
5,115 43
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12/31/2049
(j),(k)
$ 550 520
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Supervielle SA
24.83%, 08/09/2020
(i)
ARS 5,500 $ 73
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.50%
Bancolombia SA
4.63%, 12/18/2029
(k)
$ 1,500 1,346
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Danske Bank A/S
3.24%, 12/20/2025
(i),(k)
200 204
3 Month USD LIBOR + 1.59%
Financiera de Desarrollo Territorial SA Findeter
7.88%, 08/12/2024
(i)
COP 3,380,000 958
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 $ 2,000 1,765
JPMorgan Chase & Co
4.49%, 03/24/2031
(k)
780 927
United States Secured Overnight Financing
Rate + 3.79%
Kreditanstalt fuer Wiederaufbau
1.38%, 08/05/2024 1,387 1,439
Morgan Stanley
5.60%, 03/24/2051
(k)
285 410
United States Secured Overnight Financing
Rate + 4.84%
MUFG Union Bank NA
0.84%, 12/09/2022 750 744
United States Secured Overnight Financing
Rate + 0.71%
Standard Chartered PLC
4.64%, 04/01/2031
(i),(k)
295 329
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
$ 8,882
Beverages - 0.11%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.90%, 02/01/2046 615 712
Anheuser-Busch InBev Worldwide Inc
4.60%, 04/15/2048 120 134
$ 846
Building Materials - 0.12%
Builders FirstSource Inc
6.75%, 06/01/2027
(i)
225 237
Carrier Global Corp
2.72%, 02/15/2030
(i)
400 380
3.58%, 04/05/2050
(i)
270 240
Vulcan Materials Co
3.50%, 06/01/2030 95 99
$ 956
Chemicals - 0.24%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(i)
200 175
MEGlobal Canada ULC
5.00%, 05/18/2025
(i)
1,700 1,734
$ 1,909
Commercial Mortgage Backed Securities - 4.00%
Banc of America Commercial Mortgage Trust
2015-UBS7
3.17%, 09/15/2048 531 348
COMM 2012-LC4 Mortgage Trust
5.54%, 12/10/2044
(l)
10 8
COMM 2014-CCRE18 Mortgage Trust
3.60%, 07/15/2047
(i)
1,925 1,246
COMM 2015-CCRE25 Mortgage Trust
3.79%, 08/10/2048
(l)
2,280 1,557
COMM 2015-CCRE27 Mortgage Trust
3.25%, 10/10/2048
(i)
2,800 1,757

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2015-LC21 Mortgage Trust
1.09%, 07/10/2048
(i),(l),(m)
$ 10,000 $ 490
1.09%, 07/10/2048
(i),(l),(m)
3,125 148
3.25%, 07/10/2048
(i)
1,012 486
COMM 2016-CR28 Mortgage Trust
3.25%, 02/10/2049
(i)
850 399
Credit Suisse Commercial Mortgage Securities
Corp 2019-SLKZ
3.78%, 01/15/2034
(i)
155 135
1.00 x 1 Month USD LIBOR + 3.60%
Csail 2015-C2 Commercial Mortgage Trust
4.19%, 06/15/2057
(l)
960 539
4.19%, 06/15/2057
(l)
2,184 1,160
CSAIL 2015-C3 Commercial Mortgage Trust
3.35%, 08/15/2048
(l)
1,690 1,135
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(i)
1,055 769
GS Mortgage Securities Corp II
4.41%, 07/10/2051
(i),(l)
635 271
GS Mortgage Securities Trust 2014-GC20
4.96%, 04/10/2047
(i),(l)
1,820 1,429
GS Mortgage Securities Trust 2015-GC32
4.43%, 07/10/2048
(i),(l)
2,476 1,092
HPLY Trust 2019-HIT
1.78%, 11/15/2036
(i)
254 222
1.00 x 1 Month USD LIBOR + 1.60%
JPMBB Commercial Mortgage Securities Trust
2013-C12
4.10%, 07/15/2045
(i),(l)
932 640
JPMBB Commercial Mortgage Securities Trust
2014-C21
3.90%, 08/15/2047
(i),(l)
1,120 679
JPMBB Commercial Mortgage Securities Trust
2014-C26
4.00%, 01/15/2048
(i)
1,300 739
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.70%, 05/15/2048
(l),(n)
2,735 1,547
3.90%, 05/15/2048
(i),(l)
2,160 1,121
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12
3.71%, 10/15/2046
(i)
1,275 813
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.53%, 10/15/2048
(i),(l)
350 209
Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C34
0.88%, 11/15/2052
(i),(l),(m)
3,150 160
Morgan Stanley Capital I Trust 2011-C2
5.48%, 06/15/2044
(i),(l)
475 307
5.48%, 06/15/2044
(i),(l)
160 94
Motel 6 Trust 2017-M6MZ
7.11%, 08/15/2024
(i)
912 704
1.00 x 1 Month USD LIBOR + 6.93%
SG Commercial Mortgage Securities Trust
2016-C5
2.54%, 10/10/2048
(i)
1,665 828
Starwood Retail Property Trust 2014-STAR
2.93%, 11/15/2027
(i)
170 113
1.00 x 1 Month USD LIBOR + 2.75%
4.58%, 11/15/2027
(i)
645 223
1.00 x 1 Month USD LIBOR + 4.40%
Wells Fargo Commercial Mortgage Trust
2015-C26
3.25%, 02/15/2048
(i)
1,981 1,087
Wells Fargo Commercial Mortgage Trust
2015-C28
3.00%, 05/15/2048
(i)
1,794 644
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2015-LC22
3.36%, 09/15/2058
(i)
$ 260 $ 128
Wells Fargo Commercial Mortgage Trust
2015-NXS1
2.88%, 05/15/2048
(i),(l)
1,485 895
Wells Fargo Commercial Mortgage Trust
2016-NXS6
2.00%, 11/15/2049
(i),(l),(m)
7,575 670
Wells Fargo Commercial Mortgage Trust
2019-JWDR
3.14%, 09/15/2031
(i),(l)
650 592
WF-RBS Commercial Mortgage Trust 2011-C2
5.66%, 02/15/2044
(i),(l)
115 84
WFRBS Commercial Mortgage Trust 2011-C3
5.68%, 03/15/2044
(i),(l)
350 150
WFRBS Commercial Mortgage Trust 2011-C4
5.22%, 06/15/2044
(i),(l)
845 640
WFRBS Commercial Mortgage Trust 2012-C6
5.58%, 04/15/2045
(i),(l)
500 450
WFRBS Commercial Mortgage Trust 2012-C7
4.81%, 06/15/2045
(l)
80 53
4.81%, 06/15/2045
(i),(l)
225 90
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(i)
267 174
WFRBS Commercial Mortgage Trust 2014-C21
3.49%, 08/15/2047
(i)
1,030 609
3.50%, 08/15/2047
(i),(n)
4,515 3,006
WFRBS Commercial Mortgage Trust 2014-LC14
3.50%, 03/15/2047
(i),(l)
1,300 801
$ 31,441
Commercial Services - 0.20%
APX Group Inc
6.75%, 02/15/2027
(i)
1,000 941
United Rentals North America Inc
4.00%, 07/15/2030 630 614
$ 1,555
Consumer Products - 0.12%
Kronos Acquisition Holdings Inc
9.00%, 08/15/2023
(i)
1,000 973
Credit Card Asset Backed Securities - 0.03%
Genesis Sales Finance Master Trust Series 2019-A
4.68%, 08/20/2023
(i)
255 250
Diversified Financial Services - 0.93%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.65%, 07/21/2027 150 125
3.88%, 01/23/2028 150 124
Aircastle Ltd
4.25%, 06/15/2026 945 747
Ally Financial Inc
3.88%, 05/21/2024 35 35
4.63%, 03/30/2025 40 41
5.75%, 11/20/2025 240 250
5.80%, 05/01/2025 285 313
Jefferies Group LLC
5.13%, 01/20/2023 300 323
Navient Corp
5.00%, 03/15/2027 345 295
5.88%, 10/25/2024 15 14
6.13%, 03/25/2024 5 5
6.50%, 06/15/2022 5 5
6.75%, 06/15/2026 15 14
7.25%, 01/25/2022 20 20
7.25%, 09/25/2023 50 48
Power Finance Corp Ltd
5.25%, 08/10/2028 2,740 2,820

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Quicken Loans LLC
5.25%, 01/15/2028
(i)
$ 685 $ 691
5.75%, 05/01/2025
(i)
105 107
Springleaf Finance Corp
5.38%, 11/15/2029 130 115
6.63%, 01/15/2028 30 29
6.88%, 03/15/2025 5 5
7.13%, 03/15/2026 425 419
8.88%, 06/01/2025 85 88
Unifin Financiera SAB de CV
7.25%, 09/27/2023 815 664
$ 7,297
Electric - 0.67%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(i)
1,800 1,654
AES Corp/The
3.95%, 07/15/2030
(i)
115 116
4.50%, 03/15/2023 5 5
4.88%, 05/15/2023 10 10
5.13%, 09/01/2027 115 122
5.50%, 04/15/2025 40 41
6.00%, 05/15/2026 15 16
Enel SpA
8.75%, 09/24/2073
(i),(k)
320 363
USD Swap Semi-Annual 5 Year + 5.88%
GenOn Energy Inc - Escrow
0.00%, 10/15/2018
(d),(f),(g)
6,993 —
0.00%, 10/15/2020
(d),(f),(g)
6,143 —
IPALCO Enterprises Inc
4.25%, 05/01/2030
(i)
30 32
NRG Energy Inc
4.45%, 06/15/2029
(i)
130 140
5.25%, 06/15/2029
(i)
60 65
5.75%, 01/15/2028 130 141
Pacific Gas and Electric Co
0.00%, 03/01/2034
(d),(e)
1,000 1,140
Vistra Operations Co LLC
3.70%, 01/30/2027
(i)
1,285 1,305
4.30%, 07/15/2029
(i)
110 114
$ 5,264
Engineering & Construction - 0.15%
GMR Hyderabad International Airport Ltd
5.38%, 04/10/2024 270 240
IHS Netherlands Holdco BV
7.13%, 03/18/2025
(i)
265 258
PowerTeam Services LLC
9.03%, 12/04/2025
(i)
650 658
$ 1,156
Entertainment - 0.16%
AMC Entertainment Holdings Inc
10.50%, 04/15/2025
(i)
66 58
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029
(i)
1,300 1,226
$ 1,284
Food - 0.54%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
5.75%, 03/15/2025 290 298
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.50%, 01/15/2030
(i)
65 68
Kraft Heinz Foods Co
4.38%, 06/01/2046 170 160
4.88%, 10/01/2049
(i)
570 567
5.00%, 06/04/2042 85 87
5.20%, 07/15/2045 175 180
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Lamb Weston Holdings Inc
4.88%, 05/15/2028
(i)
$ 80 $ 84
MARB BondCo PLC
7.00%, 03/15/2024 2,500 2,506
NBM US Holdings Inc
7.00%, 05/14/2026
(i)
320 322
$ 4,272
Healthcare - Products - 0.01%
Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Diagnostics SA
7.38%, 06/01/2025
(i),(o)
66 67
Healthcare - Services - 0.31%
Centene Corp
4.63%, 12/15/2029 35 38
Encompass Health Corp
4.75%, 02/01/2030 45 46
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(i)
971 820
HCA Inc
3.50%, 09/01/2030 190 187
IQVIA Inc
5.00%, 05/15/2027
(i)
200 208
Rede D'or Finance Sarl
4.50%, 01/22/2030
(i)
660 553
Tenet Healthcare Corp
5.13%, 05/01/2025 620 629
$ 2,481
Home Builders - 0.04%
Lennar Corp
4.75%, 11/29/2027 160 174
4.88%, 12/15/2023 35 37
5.00%, 06/15/2027 5 5
PulteGroup Inc
4.25%, 03/01/2021 100 102
$ 318
Insurance - 0.09%
American International Group Inc
4.38%, 06/30/2050 625 698
Internet - 0.41%
Booking Holdings Inc
4.50%, 04/13/2027 245 272
4.63%, 04/13/2030 400 458
eBay Inc
4.00%, 07/15/2042 35 37
Expedia Group Inc
3.25%, 02/15/2030 420 370
6.25%, 05/01/2025
(i)
520 555
7.00%, 05/01/2025
(i)
265 284
Uber Technologies Inc
7.50%, 05/15/2025
(i)
40 40
7.50%, 09/15/2027
(i)
600 609
8.00%, 11/01/2026
(i)
575 583
$ 3,208
Investment Companies - 0.17%
Ares Capital Corp
3.25%, 07/15/2025 750 681
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 90 87
5.25%, 05/15/2027 235 224
6.25%, 05/15/2026 325 327
$ 1,319
Iron & Steel - 0.07%
ABJA Investment Co Pte Ltd
5.45%, 01/24/2028 210 187

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Steel Dynamics Inc
3.45%, 04/15/2030 $ 370 $ 366
$ 553
Leisure Products & Services - 0.31%
Constellation Merger Sub Inc
8.50%, 09/15/2025
(i)
2,449 1,690
Royal Caribbean Cruises Ltd
10.88%, 06/01/2023
(i)
132 138
11.50%, 06/01/2025
(i)
368 390
Sabre GLBL Inc
9.25%, 04/15/2025
(i)
30 32
Viking Cruises Ltd
13.00%, 05/15/2025
(i)
198 214
$ 2,464
Lodging - 0.24%
Boyd Gaming Corp
4.75%, 12/01/2027
(i)
430 396
Hyatt Hotels Corp
5.38%, 04/23/2025 45 47
5.75%, 04/23/2030 80 84
Marriott International Inc/MD
1.65%, 03/08/2021 845 822
3 Month USD LIBOR + 0.65%
2.13%, 10/03/2022 455 441
4.63%, 06/15/2030
(o)
85 87
5.75%, 05/01/2025 5 6
$ 1,883
Media - 0.81%
Block Communications Inc
4.88%, 03/01/2028
(i)
95 94
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(i)
190 197
4.50%, 05/01/2032
(i)
20 21
5.38%, 06/01/2029
(i)
35 38
Cengage Learning Inc
9.50%, 06/15/2024
(i)
1,161 784
Clear Channel Worldwide Holdings Inc
5.13%, 08/15/2027
(i)
295 295
CSC Holdings LLC
6.50%, 02/01/2029
(i)
200 221
7.75%, 07/15/2025
(i)
200 209
iHeartCommunications Inc
4.75%, 01/15/2028
(i)
320 307
5.25%, 08/15/2027
(i)
260 255
6.38%, 05/01/2026 100 105
8.38%, 05/01/2027 285 266
NBCUniversal Enterprise Inc
5.25%, 12/31/2099
(i),(j)
1,205 1,217
Sirius XM Radio Inc
4.63%, 07/15/2024
(i)
30 31
5.00%, 08/01/2027
(i)
160 167
5.38%, 04/15/2025
(i)
30 31
5.38%, 07/15/2026
(i)
60 62
5.50%, 07/01/2029
(i)
15 16
ViacomCBS Inc
4.20%, 06/01/2029 75 80
4.20%, 05/19/2032 468 489
4.38%, 03/15/2043 115 110
4.90%, 08/15/2044 30 30
4.95%, 01/15/2031 485 534
4.95%, 05/19/2050 173 178
5.85%, 09/01/2043 35 38
Virgin Media Secured Finance PLC
5.50%, 08/15/2026
(i)
200 208
Ziggo BV
4.88%, 01/15/2030
(i)
215 221
5.50%, 01/15/2027
(i)
150 158
$ 6,362
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0.39%
First Quantum Minerals Ltd
6.88%, 03/01/2026
(i)
$ 405 $ 361
7.50%, 04/01/2025
(i)
200 182
Freeport-McMoRan Inc
3.88%, 03/15/2023 30 30
4.13%, 03/01/2028 140 136
4.25%, 03/01/2030 105 102
5.00%, 09/01/2027 20 20
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025
(i)
2,000 2,080
Newcrest Finance Pty Ltd
3.25%, 05/13/2030
(i)
135 141
$ 3,052
Miscellaneous Manufacturers - 0.12%
FXI Holdings Inc
7.88%, 11/01/2024
(i),(n)
1,162 962
Mortgage Backed Securities - 3.34%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 91 95
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 67 69
5.50%, 08/25/2034 76 79
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 166 174
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 72 73
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 69 69
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 66 69
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 84 81
Banc of America Mortgage 2005-A Trust
3.67%, 02/25/2035
(l)
25 23
CHL Mortgage Pass-Through Trust 2004-HYB4
4.09%, 09/20/2034
(l)
30 28
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068
(i),(l)
226 224
Citigroup Mortgage Loan Trust 2018-C
4.13%, 03/25/2059
(i),(l)
507 500
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066
(i),(l)
332 326
Connecticut Avenue Securities Trust 2019-R04
5.42%, 06/25/2039
(i)
280 207
1.00 x 1 Month USD LIBOR + 5.25%
Connecticut Avenue Securities Trust 2019-R07
3.57%, 10/25/2039
(i)
2,000 1,434
1.00 x 1 Month USD LIBOR + 3.40%
Connecticut Avenue Securities Trust 2020-R01
2.22%, 01/25/2040
(i)
155 139
1.00 x 1 Month USD LIBOR + 2.05%
3.42%, 01/25/2040
(i)
260 130
1.00 x 1 Month USD LIBOR + 3.25%
Connecticut Avenue Securities Trust 2020-SBT1
3.82%, 02/25/2040
(i)
295 226
1.00 x 1 Month USD LIBOR + 3.65%
3.82%, 02/25/2040
(i)
365 251
1.00 x 1 Month USD LIBOR + 3.65%
CSFB Mortgage-Backed Pass-Through
Certificates Series 2003-27
5.75%, 11/25/2033 37 39
CSMC 2018-RPL2 Trust
4.03%, 08/25/2062
(i),(l)
547 508
CSMC 2019-RP10 Trust
3.16%, 12/26/2059
(i),(l)
291 293
DSLA Mortgage Loan Trust 2005-AR5
0.50%, 09/19/2045 129 94
1.00 x 1 Month USD LIBOR + 0.33%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Dukinfield II PLC
1.79%, 12/20/2052 GBP 278 $ 341
1.00 x 3 Month GBP LIBOR + 1.25%
Fannie Mae Connecticut Avenue Securities
2.37%, 01/25/2030 $ 36 35
1.00 x 1 Month USD LIBOR + 2.20%
2.57%, 05/25/2030 148 145
1.00 x 1 Month USD LIBOR + 2.40%
4.42%, 01/25/2031 4,451 3,694
1.00 x 1 Month USD LIBOR + 4.25%
5.02%, 10/25/2029 1,320 1,152
1.00 x 1 Month USD LIBOR + 4.85%
5.92%, 07/25/2029 1,215 1,106
1.00 x 1 Month USD LIBOR + 5.75%
Fannie Mae REMICS
5.93%, 05/25/2047
(m)
1,863 425
(1.00) x 1 Month USD LIBOR + 6.10%
6.03%, 12/25/2045
(m)
1,114 256
(1.00) x 1 Month USD LIBOR + 6.20%
Freddie Mac STACR 2019-HQA3
7.67%, 09/25/2049
(i)
240 106
1.00 x 1 Month USD LIBOR + 7.50%
Freddie Mac Stacr Remic Trust 2019-Hqa4
6.77%, 11/25/2049
(i)
530 204
1.00 x 1 Month USD LIBOR + 6.60%
Freddie Mac Stacr Remic Trust 2020-DNA1
5.42%, 01/25/2050
(i)
350 129
1.00 x 1 Month USD LIBOR + 5.25%
Freddie Mac STACR Remic Trust 2020-DNA2
4.97%, 02/25/2050
(i)
470 235
1.00 x 1 Month USD LIBOR + 4.80%
Freddie Mac STACR REMIC Trust 2020-HQA1
5.27%, 01/25/2050
(i)
220 76
1.00 x 1 Month USD LIBOR + 5.10%
Freddie Mac Stacr Remic Trust 2020-HQA2
3.27%, 03/25/2050
(i)
660 559
1.00 x 1 Month USD LIBOR + 3.10%
4.27%, 03/25/2050
(i)
660 379
1.00 x 1 Month USD LIBOR + 4.10%
Freddie Mac STACR Trust 2019-DNA4
6.42%, 10/25/2049
(i)
300 124
1.00 x 1 Month USD LIBOR + 6.25%
Freddie Mac STACR Trust 2019-HRP1
4.22%, 02/25/2049
(i)
270 152
1.00 x 1 Month USD LIBOR + 4.05%
Freddie Mac Structured Agency Credit Risk Debt
Notes
1.97%, 07/25/2030 24 22
1.00 x 1 Month USD LIBOR + 1.80%
2.02%, 10/25/2027 150 150
1.00 x 1 Month USD LIBOR + 1.85%
5.12%, 07/25/2029 2,689 2,312
1.00 x 1 Month USD LIBOR + 4.95%
8.97%, 03/25/2028 4,458 3,515
1.00 x 1 Month USD LIBOR + 8.80%
Grand Avenue Mortgage Loan Trust 2017-RPL1
3.25%, 08/25/2064
(i)
126 113
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 39 39
IndyMac INDX Mortgage Loan Trust 2004-AR7
1.39%, 09/25/2034 122 107
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.57%, 08/25/2035
(l)
506 429
Lehman XS Trust Series 2006-2N
0.43%, 02/25/2046 92 77
1.00 x 1 Month USD LIBOR + 0.26%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 $ 38 $ 39
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 36 37
6.00%, 06/25/2034 42 44
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 224 232
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
3.27%, 05/25/2036
(l)
14 14
RCO V Mortgage LLC 2019-1
3.72%, 05/24/2024
(i),(l)
490 458
Residential Asset Securitization Trust 2005-A8CB
5.38%, 07/25/2035 240 199
STACR Trust 2018-HRP2
2.57%, 02/25/2047
(i)
2,390 2,051
1.00 x 1 Month USD LIBOR + 2.40%
Structured Adjustable Rate Mortgage Loan Trust
0.48%, 07/25/2035 564 404
1.00 x 1 Month USD LIBOR + 0.31%
Toorak Mortgage Corp 2018-1 Ltd
4.34%, 08/25/2021
(i),(l)
1,880 1,779
$ 26,270
Office & Business Equipment - 0.02%
CDW LLC / CDW Finance Corp
4.13%, 05/01/2025 195 199
Oil & Gas - 1.35%
Aker BP ASA
3.75%, 01/15/2030
(i)
505 463
Bellatrix Exploration Ltd
0.00%, 09/11/2023
(d),(f),(g)
236 —
0.00%, PIK 0.00%, 12/15/2023
(d),(f),(g),(p)
257 —
Bruin E&P Partners LLC
8.88%, 08/01/2023
(i)
675 7
California Resources Corp
0.00%, 12/15/2022
(d),(i)
795 13
Cobalt International Energy Inc
0.00%, 12/01/2023
(d)
4,635 97
Diamond Offshore Drilling Inc
0.00%, 10/15/2039
(d)
327 35
Diamondback Energy Inc
3.50%, 12/01/2029 105 102
Hess Corp
5.60%, 02/15/2041 155 154
Occidental Petroleum Corp
2.70%, 08/15/2022 75 69
2.70%, 02/15/2023 20 17
2.90%, 08/15/2024 105 83
3.50%, 06/15/2025 35 27
5.55%, 03/15/2026 10 9
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 1,284 1,059
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 612 474
OGX Austria GmbH
0.00%, 06/01/2018
(d),(i)
600 —
0.00%, 04/01/2022
(d),(i)
1,100 —
Petrobras Global Finance BV
5.09%, 01/15/2030 1,025 977
6.00%, 01/27/2028 1,850 1,864
6.75%, 06/03/2050
(o)
750 734
7.25%, 03/17/2044 125 130
Petroleos Mexicanos
5.95%, 01/28/2031
(i)
1,435 1,153
6.63%, 06/15/2035 630 505
6.84%, 01/23/2030
(i)
1,450 1,242
Petronas Capital Ltd
3.50%, 04/21/2030
(i)
1,050 1,150

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Whiting Petroleum Corp
0.00%, 01/15/2026
(d)
$ 175 $ 20
YPF SA
6.95%, 07/21/2027
(i)
240 147
7.28%, 07/07/2020
(i)
410 76
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
$ 10,607
Other Asset Backed Securities - 5.43%
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(i)
153 149
Adams Outdoor Advertising LP
4.81%, 11/15/2048
(i)
754 748
AIG CLO 2018-1 Ltd
7.59%, 01/20/2032
(i)
2,640 2,356
1.00 x 3 Month USD LIBOR + 6.45%
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(i),(l)
675 168
Ajax Mortgage Loan Trust 2017-B
3.16%, 09/25/2056
(i),(l)
266 261
Allegro CLO VI Ltd
3.88%, 01/17/2031
(i)
250 215
1.00 x 3 Month USD LIBOR + 2.75%
ALM VII R Ltd
8.36%, 10/15/2028
(i)
2,000 1,719
1.00 x 3 Month USD LIBOR + 7.14%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(i)
280 297
6.23%, 10/17/2036
(i)
695 756
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(i)
900 987
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052
(i)
1,045 1,076
Anchorage Capital CLO 9 Ltd
5.22%, 07/15/2032
(i)
250 230
1.00 x 3 Month USD LIBOR + 4.00%
Apidos CLO XXIII
3.60%, 04/15/2033
(i)
370 356
1.00 x 3 Month USD LIBOR + 2.00%
ARES LI CLO Ltd
3.92%, 04/15/2031
(i)
250 247
1.00 x 3 Month USD LIBOR + 2.70%
ArrowMark Colorado Holdings
3.92%, 07/15/2029
(i)
250 242
1.00 x 3 Month USD LIBOR + 2.70%
Ascentium Equipment Receivables 2017-2 Trust
2.87%, 08/10/2022
(i)
80 80
Avery Point VII CLO Ltd
7.82%, 01/15/2028
(i)
1,400 1,070
1.00 x 3 Month USD LIBOR + 6.60%
Barings Clo Ltd 2019-IV
4.41%, 01/15/2033
(i)
250 247
1.00 x 3 Month USD LIBOR + 2.80%
Bayview Opportunity Master Fund IVa Trust
2019-RN2
3.97%, 03/28/2034
(i),(l)
40 40
BCC Funding XIV LLC
6.00%, 04/21/2025
(i)
250 248
Blackbird Capital Aircraft Lease Securitization
Ltd 2016-1
4.21%, 12/16/2041
(i),(l)
203 156
5.68%, 12/16/2041
(i),(l)
565 308
BlueMountain CLO XXIV Ltd
3.84%, 04/20/2031
(i)
250 243
1.00 x 3 Month USD LIBOR + 2.70%
Bowman Park CLO Ltd
5.76%, 11/23/2025
(i)
1,000 810
1.00 x 3 Month USD LIBOR + 5.40%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Cairn CLO XI DAC
6.77%, 07/15/2035
(i)
EUR 360 $ 364
1.00 x 3 Month Euro Interbank Offered
Rate + 6.77%
Canyon Capital CLO 2019-2 Ltd
8.37%, 10/15/2032
(i)
$ 250 211
1.00 x 3 Month USD LIBOR + 7.15%
Carlyle Global Market Strategies Euro CLO
2015-1 Ltd
3.40%, 01/16/2033
(i)
EUR 2,205 2,206
1.00 x 3 Month Euro Interbank Offered
Rate + 3.40%
5.50%, 01/16/2033
(i)
882 783
1.00 x 3 Month Euro Interbank Offered
Rate + 5.50%
CCG Receivables Trust 2018-1
3.42%, 06/16/2025
(i)
$ 100 99
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047
(i)
674 648
Cole Park CLO Ltd 2015-1
4.29%, 10/20/2028
(i)
255 234
1.00 x 3 Month USD LIBOR + 3.15%
Colony American Finance 2015-1 Ltd
5.65%, 10/15/2047
(i)
550 557
Colony American Finance 2016-1 Ltd
4.64%, 06/15/2048
(i),(l)
260 259
DB Master Finance LLC
4.35%, 05/20/2049
(i)
208 212
Diamond Resorts Owner Trust
6.07%, 10/22/2029
(i)
73 72
Diamond Resorts Owner Trust 2018-1
4.53%, 01/21/2031
(i)
256 245
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(i)
255 243
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2047
(i)
327 339
4.12%, 07/25/2048
(i)
49 51
Driven Brands Funding LLC
4.74%, 04/20/2048
(i)
167 162
Dryden 33 Senior Loan Fund
8.19%, 04/15/2029
(i)
700 573
1.00 x 3 Month USD LIBOR + 6.97%
Dryden 63 GBP CLO 2018 BV
3.57%, 10/15/2032
(i)
GBP 2,060 2,453
1.00 x 3 Month GBP LIBOR + 2.90%
5.17%, 10/15/2032
(i)
1,052 1,216
1.00 x 3 Month GBP LIBOR + 4.50%
Fairstone Financial Issuance Trust I
3.95%, 03/21/2033
(i)
CAD 515 371
GCA2014 Holdings Ltd - Class C
6.00%, 01/05/2030
(f),(g),(i)
$ 668 200
GCA2014 Holdings Ltd - Class D
7.50%, 01/05/2030
(f),(g),(i)
301 30
GCA2014 Holdings Ltd - Class E
0.00%, 01/05/2030
(d),(f),(g),(i)
1,030 —
Global Container Assets Ltd
4.50%, 02/05/2030
(i)
217 213
Harbour Aircraft Investments Ltd
8.00%, 11/15/2037 548 190
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030
(i)
115 109
Invitation Homes 2018-SFR1 Trust
2.18%, 03/17/2037
(i)
470 446
1.00 x 1 Month USD LIBOR + 2.00%
Invitation Homes 2018-SFR2 Trust
2.18%, 06/17/2037
(i)
835 790
1.00 x 1 Month USD LIBOR + 2.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Invitation Homes 2018-SFR4 Trust
1.83%, 01/17/2038
(i)
$ 210 $ 198
1.00 x 1 Month USD LIBOR + 1.65%
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(i)
352 284
KKR Clo 25 Ltd
7.76%, 04/15/2032
(i)
640 475
1.00 x 3 Month USD LIBOR + 6.54%
Legacy Mortgage Asset Trust 2018-GS2
4.00%, 04/25/2058
(i),(l)
205 201
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059
(i),(l)
357 357
MAPS 2018-1 Ltd
4.21%, 05/15/2043
(i)
647 516
Marlette Funding Trust 2019-1
3.44%, 04/16/2029
(i)
118 117
Marlette Funding Trust 2019-3
2.69%, 09/17/2029
(i)
131 130
Neuberger Berman CLO XIV Ltd
2.79%, 01/28/2030
(i)
365 345
1.00 x 3 Month USD LIBOR + 1.90%
Octagon Investment Partners 40 Ltd
4.94%, 04/20/2031
(i)
250 230
1.00 x 3 Month USD LIBOR + 3.80%
Octagon Investment Partners XVI Ltd
6.88%, 07/17/2030
(i)
500 396
1.00 x 3 Month USD LIBOR + 5.75%
Octagon Investment Partners XXII Ltd
3.00%, 01/22/2030
(i)
250 238
1.00 x 3 Month USD LIBOR + 1.90%
OHA Credit Funding 5 Ltd
3.31%, 04/18/2033
(i)
420 394
1.00 x 3 Month USD LIBOR + 2.00%
OHA Loan Funding 2013-1 Ltd
4.09%, 07/23/2031
(i)
275 247
1.00 x 3 Month USD LIBOR + 3.05%
OHA Loan Funding 2016-1 Ltd
3.09%, 01/20/2033
(i)
345 329
1.00 x 3 Month USD LIBOR + 1.95%
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028
(i)
790 790
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031
(i)
620 561
Oxford Finance Funding 2019-1 LLC
4.46%, 02/15/2027
(i)
145 143
Parallel 2017-1 Ltd
3.14%, 07/20/2029
(i)
305 286
1.00 x 3 Month USD LIBOR + 2.00%
Parallel 2018-2 Ltd
3.29%, 10/20/2031
(i)
480 449
1.00 x 3 Month USD LIBOR + 2.15%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(i)
274 213
4.26%, 09/05/2048
(i)
596 572
Progress Residential 2017-SFR2 Trust
4.14%, 12/17/2034
(i)
100 98
Progress Residential 2018-SFR2 Trust
4.66%, 08/17/2035
(i)
100 99
Progress Residential 2019-SFR1 Trust
4.47%, 08/17/2035
(i)
420 412
Prosper Pass-Thru Trust II Series 2019-St2
0.00%, 11/15/2025
(d),(g),(i)
1,190 869
0.00%, 11/15/2025
(d),(g),(i)
595 313
PRPM 2018-1 LLC
5.00%, 04/25/2023
(i),(l)
200 185
PRPM 2019-4 LLC
3.35%, 11/25/2024
(i),(l)
200 192
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
PRPM 2020-1 LLC
2.98%, 02/25/2025
(i),(l)
$ 450 $ 431
Republic FInance Issuance Trust 2019-A
3.43%, 11/22/2027
(i)
490 468
Rockford Tower CLO 2017-2 Ltd
3.12%, 10/15/2029
(i)
295 278
1.00 x 3 Month USD LIBOR + 1.90%
SCF Equipment Leasing 2018-1 LLC
4.21%, 04/20/2027
(i)
795 800
S-Jets 2017-1 Ltd
3.97%, 08/15/2042
(i)
758 627
Sound Point Clo XV Ltd
7.00%, 01/23/2029
(i)
1,500 1,027
1.00 x 3 Month USD LIBOR + 5.96%
Sprite 2017-1 Ltd
5.75%, 12/15/2037
(i)
242 128
TAL Advantage V LLC
3.55%, 11/20/2038
(i)
184 184
Thunderbolt Aircraft Lease Ltd
5.75%, 05/17/2032
(i),(l)
163 89
Towd Point Mortgage Trust 2015-2
2.50%, 11/25/2060
(i),(l)
197 198
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059
(i),(l)
425 439
Tricon American Homes 2017-SFR1 Trust
5.15%, 09/17/2034
(i)
375 369
VERDE CLO Ltd
8.12%, 04/15/2032
(i)
555 509
1.00 x 3 Month USD LIBOR + 6.90%
VOLT LXXXVII LLC
2.98%, 02/25/2050
(i),(l)
430 408
WAVE 2017-1 Trust
5.68%, 11/15/2042
(i)
243 119
Wendy's Funding LLC
4.08%, 06/15/2049
(i)
84 81
Wingstop Funding 2018-1 LLC
4.97%, 12/05/2048
(i)
153 155
York CLO-2 Ltd
2.95%, 01/22/2031
(i)
250 235
1.00 x 3 Month USD LIBOR + 1.85%
York CLO-7 Ltd
5.59%, 01/22/2033
(i)
295 269
1.00 x 3 Month USD LIBOR + 3.80%
$ 42,738
Pharmaceuticals - 0.30%
Bausch Health Cos Inc
4.50%, 05/15/2023 EUR 640 704
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/2025
(i)
190 227
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 1,420 1,194
7.13%, 01/31/2025
(i)
210 225
$ 2,350
Pipelines - 0.26%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029
(i)
630 627
Energy Transfer Operating LP
3.75%, 05/15/2030 65 64
5.00%, 05/15/2050 355 339
Kinder Morgan Inc
5.05%, 02/15/2046 75 87
Midwest Connector Capital Co LLC
3.63%, 04/01/2022
(i)
410 411
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030
(i)
445 488
$ 2,016

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate - 0.94%
Arabian Centres Sukuk Ltd
5.38%, 11/26/2024
(i)
$ 3,200 $ 2,643
Country Garden Holdings Co Ltd
4.75%, 07/25/2022 700 707
4.75%, 09/28/2023 650 652
Easy Tactic Ltd
8.13%, 02/27/2023 200 177
Kaisa Group Holdings Ltd
8.50%, 06/30/2022 1,150 1,075
11.95%, 10/22/2022
(i)
410 406
Sunac China Holdings Ltd
7.88%, 02/15/2022 1,531 1,535
Yuzhou Properties Co Ltd
8.30%, 05/27/2025 200 184
$ 7,379
Regional Authority - 0.09%
Provincia de Buenos Aires/Government Bonds
27.19%, 04/12/2025
(i)
ARS 11,045 107
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.75%
29.35%, 05/31/2022 51,665 565
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.83%
$ 672
REITs - 0.09%
Equinix Inc
3.20%, 11/18/2029 $ 45 48
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(i)
620 518
5.25%, 03/15/2022
(i)
50 47
5.25%, 10/01/2025
(i)
130 110
$ 723
Retail - 0.38%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(i)
50 49
4.38%, 01/15/2028
(i)
660 648
AutoNation Inc
4.75%, 06/01/2030 60 63
IRB Holding Corp
7.00%, 06/15/2025
(i)
132 137
Macy's Inc
8.38%, 06/15/2025
(i),(o)
198 200
McDonald's Corp
3.63%, 09/01/2049 230 251
Staples Inc
10.75%, 04/15/2027
(i),(n)
2,048 1,393
Yum! Brands Inc
4.75%, 01/15/2030
(i)
230 239
$ 2,980
Semiconductors - 0.35%
Broadcom Corp / Broadcom Cayman Finance Ltd
3.50%, 01/15/2028 10 10
3.88%, 01/15/2027 40 42
Broadcom Inc
4.25%, 04/15/2026
(i)
10 11
4.30%, 11/15/2032
(i)
740 781
4.75%, 04/15/2029
(i)
710 781
5.00%, 04/15/2030
(i)
225 250
Micron Technology Inc
5.33%, 02/06/2029 670 773
NXP BV / NXP Funding LLC / NXP USA Inc
3.15%, 05/01/2027
(i)
70 72
3.40%, 05/01/2030
(i)
40 41
$ 2,761
Software - 0.06%
MSCI Inc
3.63%, 09/01/2030
(i)
265 272
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Open Text Corp
3.88%, 02/15/2028
(i)
$ 70 $ 69
Open Text Holdings Inc
4.13%, 02/15/2030
(i)
65 64
SS&C Technologies Inc
5.50%, 09/30/2027
(i)
65 68
$ 473
Sovereign - 9.28%
1MDB Global Investments Ltd
4.40%, 03/09/2023 4,100 3,813
Abu Dhabi Government International Bond
2.50%, 04/16/2025
(i)
850 882
3.13%, 04/16/2030
(i)
1,175 1,261
3.88%, 04/16/2050
(i)
1,200 1,366
Argentina POM Politica Monetaria
38.04%, 06/21/2020 ARS 6,725 94
Argentina Blended Historical Policy Rate
+ 0.00%
Argentine Republic Government International
Bond
3.88%, 01/15/2022 EUR 66 26
Bonos de la Tesoreria de la Republica
1.90%, 09/01/2030 CLP 1,852,216 2,869
Colombia Government International Bond
3.88%, 04/25/2027 $ 2,425 2,567
4.50%, 03/15/2029 375 413
Costa Rica Government International Bond
6.13%, 02/19/2031 1,065 868
7.00%, 04/04/2044
(n)
1,673 1,305
Dominican Republic International Bond
4.50%, 01/30/2030 550 478
5.50%, 01/27/2025 1,425 1,421
6.00%, 07/19/2028 1,125 1,083
Export-Import Bank of Korea
1.74%, 06/25/2022 650 644
3 Month USD LIBOR + 0.53%
Hellenic Republic Treasury Bill
0.00%, 06/12/2020
(d)
EUR 1,124 1,248
Indonesia Treasury Bond
7.00%, 09/15/2030 IDR 60,400,000 4,027
8.75%, 05/15/2031 16,250,000 1,192
Israel Government International Bond
2.75%, 07/03/2030 $ 2,300 2,493
3.88%, 07/03/2050 1,275 1,458
4.50%, 04/03/2120 825 1,003
Ivory Coast Government International Bond
5.25%, 03/22/2030 EUR 3,319 3,306
Mexico Government International Bond
4.75%, 04/27/2032 $ 1,850 2,003
Montenegro Government International Bond
5.75%, 03/10/2021 EUR 2,282 2,568
Peru Government Bond
6.15%, 08/12/2032
(i)
PEN 9,875 3,340
Peruvian Government International Bond
2.39%, 01/23/2026 $ 1,100 1,137
2.78%, 01/23/2031 900 948
6.90%, 08/12/2037 PEN 11,150 3,980
Qatar Government International Bond
3.40%, 04/16/2025
(i)
$ 1,450 1,548
3.75%, 04/16/2030
(i)
1,175 1,307
4.40%, 04/16/2050
(i)
1,000 1,189
Republic of South Africa Government Bond
6.25%, 03/31/2036 ZAR 29,188 1,131
8.88%, 02/28/2035 50,000 2,519
Romanian Government International Bond
2.00%, 01/28/2032 EUR 1,100 1,106
2.12%, 07/16/2031 1,225 1,249
3.62%, 05/26/2030
(i)
750 875

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Russian Federal Bond - OFZ
7.25%, 05/10/2034 RUB 238,500 $ 3,879
Serbia International Bond
3.13%, 05/15/2027
(i)
EUR 2,175 2,530
Sri Lanka Government International Bond
5.75%, 04/18/2023 $ 850 510
6.13%, 06/03/2025 200 110
6.20%, 05/11/2027 200 108
6.35%, 06/28/2024 200 112
6.85%, 03/14/2024 300 168
6.85%, 11/03/2025 750 412
Ukraine Government International Bond
0.00%, 05/31/2040
(d),(l)
2,645 2,252
4.38%, 01/27/2030
(i)
EUR 1,650 1,493
7.38%, 09/25/2032 $ 1,050 1,000
7.75%, 09/01/2023 1,175 1,185
7.75%, 09/01/2027 525 518
$ 72,994
Student Loan Asset Backed Securities - 0.32%
Education Funding Trust Trust
2.79%, 07/25/2041
(i)
355 356
Navient Private Education Refi Loan Trust
2018-A
3.68%, 02/18/2042
(i)
140 142
Navient Private Education Refi Loan Trust 2019-F
3.12%, 08/15/2068
(i)
445 430
Navient Private Education Refi Loan Trust
2019-G
3.08%, 10/15/2068
(i)
105 100
SLM Private Credit Student Loan Trust 2003-A
4.07%, 06/15/2032 189 183
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
3.80%, 03/15/2033 500 463
1.00 x US 28 Day Auction Rate + 0.00%
4.48%, 03/15/2033 50 47
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(i)
100 103
SMB Private Education Loan Trust 2017-B
0.93%, 10/15/2035
(i)
239 232
1.00 x 1 Month USD LIBOR + 0.75%
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(i)
100 100
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036
(i)
34 35
Sofi Professional Loan Program 2016-A LLC
3.57%, 01/26/2038
(i)
194 196
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(i)
160 155
$ 2,542
Supranational Bank - 0.92%
African Export-Import Bank/The
3.99%, 09/21/2029
(i)
400 382
Eastern & Southern African Trade &
Development Bank
4.88%, 05/23/2024 1,425 1,366
European Investment Bank
0.63%, 07/25/2025 139 140
1.63%, 03/14/2025 2,220 2,338
International Bank for Reconstruction &
Development
0.63%, 04/22/2025 694 694
1.63%, 01/15/2025 2,220 2,332
$ 7,252
Telecommunications - 1.24%
AT&T Inc
3.65%, 06/01/2051 325 329
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Bharti Airtel Ltd
4.38%, 06/10/2025 $ 200 $ 204
C&W Senior Financing DAC
7.50%, 10/15/2026
(i)
1,850 1,887
CommScope Inc
6.00%, 03/01/2026
(i)
250 263
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(i)
2,245 2,082
Intrado Corp
8.50%, 10/15/2025
(i)
1,912 1,386
Kenbourne Invest SA
6.88%, 11/26/2024
(i)
355 354
Level 3 Financing Inc
4.63%, 09/15/2027
(i)
55 56
5.38%, 08/15/2022 135 135
Millicom International Cellular SA
5.13%, 01/15/2028
(i)
200 199
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 2,610 2,644
Sprint Capital Corp
6.88%, 11/15/2028 40 50
Sprint Communications Inc
7.00%, 08/15/2020 70 71
T-Mobile USA Inc
4.50%, 02/01/2026 65 67
$ 9,727
Transportation - 0.02%
FedEx Corp
4.05%, 02/15/2048 5 5
4.10%, 02/01/2045 40 39
5.25%, 05/15/2050 90 104
$ 148
TOTAL BONDS $ 297,454
CONVERTIBLE BONDS - 0.37%
Principal
Amount (000's) Value (000's)
Biotechnology - 0.07%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 355 399
1.25%, 05/15/2027
(i)
110 117
$ 516
Internet - 0.01%
Proofpoint Inc
0.25%, 08/15/2024
(i)
75 76
Media - 0.26%
DISH Network Corp
2.38%, 03/15/2024 555 478
3.38%, 08/15/2026 1,770 1,559
$ 2,037
Oil & Gas - 0.00%
Chesapeake Energy Corp
5.50%, 09/15/2026 190 6
Software - 0.00%
Akamai Technologies Inc
0.38%, 09/01/2027
(i)
35 38
Telecommunications - 0.02%
CalAmp Corp
2.00%, 08/01/2025 270 193
Trucking & Leasing - 0.01%
Greenbrier Cos Inc/The
2.88%, 02/01/2024 80 65
TOTAL CONVERTIBLE BONDS $ 2,931

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS - 0.07%
Principal
Amount (000's) Value (000's)
Massachusetts - 0.07%
Massachusetts Educational Financing Authority
3.85%, 05/25/2033 $ 504 $ 524
TOTAL MUNICIPAL BONDS $ 524
SENIOR FLOATING RATE INTERESTS
- 1.39%
Principal
Amount (000's) Value (000's)
Advertising - 0.05%
Clear Channel Outdoor Holdings Inc
4.26%, 08/07/2026
(q)
$ 409 $ 380
1 Month USD LIBOR + 3.50%
Automobile Parts & Equipment - 0.15%
American Axle & Manufacturing Inc
3.00%, 03/08/2024
(q)
403 384
3 Month USD LIBOR + 2.25%
GC EOS Buyer Inc
5.58%, 06/27/2025
(q)
978 782
3 Month USD LIBOR + 3.25%
$ 1,166
Building Materials - 0.03%
Airxcel Inc
8.92%, 04/27/2026
(q)
282 220
3 Month USD LIBOR + 8.75%
Commercial Services - 0.14%
Digital Room Holdings Inc
6.07%, 05/08/2026
(q)
239 175
3 Month USD LIBOR + 5.00%
Imagine! Print Solutions Inc
9.75%, 06/21/2023
(q)
427 35
3 Month USD LIBOR + 8.75%
Kingpin Intermediate Holdings LLC
4.50%, 07/03/2024
(q)
151 121
3 Month USD LIBOR + 3.50%
PSC Industrial Outsourcing LP
9.73%, 10/13/2025
(q)
980 735
3 Month USD LIBOR + 8.50%
$ 1,066
Computers - 0.08%
Diebold Nixdorf Inc
0.00%, 08/31/2022
(q),(r)
262 250
3 Month USD LIBOR + 9.25%
Electronics For Imaging Inc
6.45%, 07/02/2026
(q)
373 273
3 Month USD LIBOR + 5.00%
Genuine Financial Holdings LLC
0.00%, 06/27/2025
(q),(r)
110 93
3 Month USD LIBOR + 3.75%
$ 616
Diversified Financial Services - 0.02%
4L Technologies
8.94%, 02/05/2024
(q)
205 172
1 Month USD LIBOR + 7.50%
Entertainment - 0.18%
Deluxe Entertainment Services Group Inc
2.94%, PIK 5.50%, 03/25/2024
(p),(q)
618 544
1 Month USD LIBOR + 6.50%
2.94%, PIK 5.50%, 09/25/2024
(p),(q)
796 573
1 Month USD LIBOR + 8.50%
William Morris Endeavor Entertainment LLC
9.50%, 05/18/2025
(q)
322 309
1 Month USD LIBOR + 8.50%
$ 1,426
Healthcare - Services - 0.02%
Air Methods Corp
4.95%, 04/12/2024
(q)
164 130
3 Month USD LIBOR + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Household Products & Wares - 0.02%
Acuity Specialty Products Inc
5.07%, 08/09/2024
(q)
$ 237 $ 191
3 Month USD LIBOR + 4.00%
Insurance - 0.11%
Confie Seguros Holding II Co
10.08%, 10/31/2025
(q)
979 607
3 Month USD LIBOR + 8.50%
Sedgwick Claims Management Services Inc
0.00%, 09/03/2026
(q),(r)
225 219
1 Month USD LIBOR + 4.25%
$ 826
Internet - 0.02%
Airbnb Inc
8.50%, 04/14/2025
(q)
169 172
1 Month USD LIBOR + 7.50%
Leisure Products & Services - 0.01%
Bombardier Recreational Products Inc
6.00%, 05/24/2027
(q)
86 85
1 Month USD LIBOR + 5.00%
Machinery - Diversified - 0.02%
NN Inc
6.50%, 10/19/2022
(q)
206 168
1 Month USD LIBOR + 5.75%
Media - 0.07%
NEP Group Inc
0.00%, 10/20/2025
(q),(r)
347 291
3 Month USD LIBOR + 3.25%
Ziggo BV
3.00%, 01/17/2029
(q)
EUR 235 252
3 Month Euro Interbank Offered Rate +
3.00%
$ 543
Oil & Gas - 0.01%
California Resources Corp
0.00%, 11/14/2022
(d),(q)
$ 184 47
1 Month USD LIBOR + 4.75%
Gavilan Resources LLC
0.00%, 03/01/2024
(d),(q)
680 58
3 Month USD LIBOR + 6.00%
$ 105
Oil & Gas Services - 0.15%
ChampionX Holdings
0.00%, 05/28/2027
(q),(r)
14 13
McDermott Technology Americas Inc
10.00%, 10/22/2020
(q)
865 833
1 Month USD LIBOR + 9.00%
10.02%, 10/21/2020
(q)
360 347
1 Month USD LIBOR + 9.00%
$ 1,193
Pipelines - 0.10%
Southcross Energy
10.00%, 01/06/2025
(q)
769 769
1 Month USD LIBOR + 9.00%
Real Estate - 0.00%
Toys R Us Property Co I LLC
0.00%, PIK 12.50%, 02/04/2024
(d),(p),(q)
8 8
Software - 0.15%
Rackspace Hosting Inc
4.00%, 11/03/2023
(q)
1,000 972
3 Month USD LIBOR + 3.00%
Riverbed Technology Inc
4.25%, 04/24/2022
(q)
66 57
3 Month USD LIBOR + 3.25%
WebPros Particle
0.00%, 05/11/2027
(q),(r)
184 174
$ 1,203

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0.06%
GTT Communications Inc
0.00%, 05/31/2025
(q),(r)
$ 369 $ 264
3 Month USD LIBOR + 2.75%
T-Mobile USA Inc
3.39%, 04/01/2027
(q)
190 190
1 Month USD LIBOR + 3.00%
$ 454
TOTAL SENIOR FLOATING RATE INTERESTS $ 10,893
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 53.77%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 2.37%
2.50%, 07/01/2050
(s)
$ 18,022 $ 18,660
U.S. Treasury - 49.54%
0.13%, 05/31/2022
(o)
2,312 2,311
0.25%, 05/31/2025
(o)
11,308 11,278
0.50%, 04/30/2027
(n)
24,690 24,710
1.13%, 02/28/2022 7,000 7,117
1.25%, 10/31/2021
(n)
20,120 20,422
1.38%, 08/31/2026
(n)
39,913 42,205
1.50%, 02/15/2030
(n)
7,515 8,128
1.63%, 12/15/2022
(n)
7,528 7,805
1.63%, 10/31/2026
(n)
43,386 46,594
1.88%, 03/31/2022
(n)
18,234 18,800
2.13%, 05/15/2022
(n)
23,265 24,150
2.13%, 11/30/2024
(n)
48,717 52,730
2.25%, 03/31/2021
(n)
13,602 13,833
2.50%, 01/15/2022
(n)
26,693 27,696
2.50%, 02/15/2022
(n)
18,234 18,955
2.50%, 03/31/2023
(n)
9,458 10,075
2.63%, 12/31/2023
(n)
36,039 39,122
2.88%, 05/15/2043
(n)
3,622 4,728
3.75%, 11/15/2043
(n)
6,066 9,029
$ 389,688
U.S. Treasury Bill - 1.06%
0.14%, 06/16/2020
(n),(t)
500 500
0.14%, 10/13/2020
(t)
1,900 1,899
0.14%, 11/19/2020
(t)
1,275 1,274
0.16%, 11/27/2020
(t)
1,285 1,284
1.50%, 11/05/2020
(t)
1,895 1,893
1.90%, 06/18/2020
(t),(u)
1,470 1,470
$ 8,320
U.S. Treasury Inflation-Indexed Obligations - 0.80%
0.13%, 10/15/2024
(n)
1,384 1,425
0.50%, 04/15/2024
(n)
4,715 4,876
$ 6,301
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 422,969
REPURCHASE AGREEMENTS - 32.74%
Maturity
Amount (000's) Value (000's)
Banks - 32.74%
Barclays Repurchase Agreement on securities
sold short; (0.50)% traded 04/29/2020
(collateralized by Comision Federal de
Electricidad; $499,778; 6.13%; dated
06/16/45)
(v)
$ 434 $ 434
Merrill Lynch Repurchase Agreement on
securities sold short; 0.00% traded 05/29/2020
maturing 06/01/2020 (collateralized by United
States Treasury Note/Bond; $3,201,333;
2.00%; dated 02/15/50)
(d)
3,203 3,203
Merrill Lynch Repurchase Agreement on
securities sold short; 0.00% traded 03/18/2020
(collateralized by Turkey Government
International Bond; $677,093; 11.88%; dated
01/15/30)
(d),(v)
631 631
REPURCHASE AGREEMENTS (continued)
Maturity
Amount (000’s) Value (000’s)
Banks (continued)
Merrill Lynch Repurchase Agreement on
securities sold short; 0.01% traded 05/29/2020
maturing 06/01/2020 (collateralized by United
States Treasury Note/Bond; $37,434,536;
1.38%; dated 02/15/23)
$ 37,387 $ 37,387
Merrill Lynch Repurchase Agreement on
securities sold short; (0.03)% traded
05/29/2020 maturing 06/01/2020
(collateralized by United States Treasury Note/
Bond; $28,850,840; 0.13%; dated 04/30/22)
28,832 28,832
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 05/29/2020
maturing 06/01/2020 (collateralized by United
States Treasury Note/Bond; $34,325,292;
1.13%; dated 02/28/22)
34,299 34,299
Merrill Lynch Repurchase Agreement on
securities sold short; 0.06% traded 05/29/2020
maturing 06/01/2020 (collateralized by United
States Treasury Note/Bond; $26,094,002;
2.38%; dated 05/15/27)
25,994 25,994
Merrill Lynch Repurchase Agreement on
securities sold short; 0.06% traded 05/29/2020
maturing 06/01/2020 (collateralized by United
States Treasury Inflation Indexed Bonds;
$3,132,401; 0.25%; dated 07/15/29)
3,116 3,116
Merrill Lynch Repurchase Agreement on
securities sold short; 0.06% traded 05/29/2020
maturing 06/01/2020 (collateralized by United
States Treasury Note/Bond; $51,902,730;
1.75%; dated 12/31/24)
51,776 51,776
Merrill Lynch Repurchase Agreement on
securities sold short; 0.06% traded 05/29/2020
maturing 06/01/2020 (collateralized by United
States Treasury Note/Bond; $34,278,538;
0.50%; dated 03/31/25)
34,188 34,187
Merrill Lynch Repurchase Agreement on
securities sold short; 0.06% traded 05/29/2020
maturing 06/01/2020 (collateralized by United
States Treasury Note/Bond; $31,864,060;
0.25%; dated 04/15/23)
31,833 31,833
Merrill Lynch Repurchase Agreement on
securities sold short; 0.06% traded 05/29/2020
maturing 06/01/2020 (collateralized by United
States Treasury Inflation Indexed Bonds;
$2,863,883; 0.13%; dated 04/15/25)
2,852 2,852
Merrill Lynch Repurchase Agreement on
securities sold short; (0.30)% traded
03/18/2020 (collateralized by Republic of
South Africa Government International Bond;
$2,951,606; 4.85%; dated 09/27/27)
(v)
2,954 2,956
$ 257,500
TOTAL REPURCHASE AGREEMENTS $ 257,500
TOTAL PURCHASED OPTIONS - 0.12% $ 961
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.05% $ 417
Total Investments $ 1,424,235
Other Assets and Liabilities -  (81.07)% (637,633)
TOTAL NET ASSETS - 100.00% $ 786,602
(a) Current yield shown is as of period end.
(b) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

(e) Security or a portion of the security was pledged as collateral for short sales.
At the end of the period, the value of these securities totaled $110,202 or
14.01% of net assets.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $6,138 or 0.78%
of net assets.
(h) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(i) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $156,544 or 19.90% of net assets.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Security or portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $366,536 or 46.60% of net assets.
(o) Security purchased on a when-issued basis.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(r) This Senior Floating Rate Note will settle after May 31, 2020, at which time the interest rate will be determined.
(s) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(t) Rate shown is the discount rate of the original purchase.
(u) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $350 or 0.04% of net assets.
(v) Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice or less. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.
Portfolio Summary  (unaudited)
Sector Percent
Government 61.69%
Financial 42.35%
Money Market Funds 12.87%
Consumer, Non-cyclical 11.33%
Mortgage Securities 9.71%
Communications 7.61%
Consumer, Cyclical 7.29%
Asset Backed Securities 6.87%
Industrial 6.56%
Technology 6.23%
Energy 3.38%
Basic Materials 2.80%
Utilities 2.01%
Purchased Options 0.12%
Investment Companies 0.12%
Revenue Bonds 0.07%
Purchased Interest Rate Swaptions 0.05%
Diversified 0.01%
Investments Sold Short (51.86)%
Other Assets and Liabilities
(29.21)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales May 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 151,384 $ 916,200 $ 973,279 $ 94,305
$ 151,384 $ 916,200 $ 973,279 $ 94,305
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,047 $ — $ — $ —
$ 1,047 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series E   0.00% 06/24/2015 $ 157 $ 119 0.02%
DraftKings Pipe 12/04/2014-03/01/2017 89 769 0.10%
Element Comm Aviation 06/15/2015 2,800 342 0.04%
Forward Venture Services LLC   0.00% 11/20/2014 102 243 0.03%
Jand Inc 04/23/2015 19 27 0.00%
Jand Inc   0.00% 04/23/2015 43 63 0.01%
Klarna Holding AB 08/07/2015 89 212 0.03%
Marklogic Corp   0.00% 04/27/2015 172 124 0.02%
Veracode Inc   0.00% 04/18/2017 24 3 0.00%
WE Company Common Class A 12/08/2014 6 2 0.00%
WE Company Preferred D-1   0.00% 12/08/2014 81 38 0.01%
WE Company Preferred D-2   0.00% 12/08/2014 64 30 0.00%
Total $ 1,972 0.26%
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - SPDR Gold Shares ETP N/A 29 $ 3 $ 200.00 01/24/2022 $ 37 $ 26 $ (11)
Call - SPDR S&P Oil & Gas
Exploration & Production ETF
N/A 69 7 $ 60.00 01/18/2021 34 32 (2)
Put - iShares Russell 2000 ETF N/A 38 4 $ 130.00 10/01/2020 41 29 (12)
Put - iShares Russell 2000 ETF N/A 38 4 $ 130.00 01/04/2021 38 40 2
Put - S&P 500 Index N/A 70 7 $ 2,225.00 06/22/2020 731 7 (724)
Put - S&P 500 Index N/A 30 3 $ 2,575.00 09/21/2020 375 174 (201)
Put - S&P 500 Index N/A 55 6 $ 2,375.00 09/21/2020 928 191 (737)
Put - S&P 500 Index N/A 18 2 $ 2,500.00 07/20/2020 54 27 (27)
Call - EUR versus USD Citigroup Inc 1 EUR 2,815 EUR 1.16 06/12/2020 15 — (15)
Call - USD versus CAD Goldman Sachs & Co 1 $ 2,775 $ 1.43 06/08/2020 35 — (35)
Call - USD versus CAD Goldman Sachs & Co 1 1,388 $ 1.43 07/21/2020 18 3 (15)
Put - AUD versus USD Barclays Bank PLC 1 AUD 2,775 AUD 0.63 08/12/2020 30 12 (18)
Put - EUR versus NOK Bank of America NA 1 EUR 2,815 EUR 10.00 06/15/2020 28 — (28)
Put - EUR versus USD Barclays Bank PLC 1 1,388 EUR 1.07 08/04/2020 8 2 (6)
Put - USD versus BRL Morgan Stanley & Co 1 $ 1,604 $ 4.28 06/15/2020 24 — (24)
Put - USD versus BRL Goldman Sachs & Co 1 5,185 $ 4.30 06/15/2020 85 — (85)
Put - USD versus BRL Morgan Stanley & Co 1 3,581 $ 4.28 06/15/2020 57 — (57)
Put - USD versus CLP Deutsche Bank AG 1 7,784 $ 795.00 10/02/2020 201 192 (9)
Put - USD versus COP Goldman Sachs & Co 1 2,926 $ 3,450.00 07/16/2020 49 2 (47)
Put - USD versus COP Morgan Stanley & Co 1 1,170 $ 3,525.00 07/16/2020 24 2 (22)
Put - USD versus IDR Standard Chartered Hong
Kong
1 2,925 $ 14,400.00 09/09/2020 45 30 (15)
Put - USD versus IDR Standard Chartered Hong
Kong
1 1,665 $ 15,750.00 10/13/2020 53 110 57
Put - USD versus IDR Standard Chartered Hong
Kong
1 2,220 $ 14,400.00 09/09/2020 20 23 3
Call - 90 Day Eurodollar Future;
June 2020
N/A 56 140 $ 99.75 06/16/2020 2 1 (1)
Call - 90 Day Eurodollar Future;
June 2020
N/A 56 140 $ 99.50 06/16/2020 14 28 14
Call - 90 Day Eurodollar Future;
June 2021
N/A 40 100 $ 99.88 06/15/2020 1 — (1)
Put - 90 Day Eurodollar Future;
June 2020
N/A 274 685 $ 99.63 06/16/2020 116 2 (114)
Put - 90 Day Eurodollar Future;
June 2020
N/A 226 565 $ 98.25 06/16/2020 17 1 (16)
Put - 90 Day Eurodollar Future;
June 2022
N/A 519 1,298 $ 99.50 06/15/2020 54 3 (51)
Put - 90 Day Eurodollar Future;
September 2022
N/A 112 280 $ 99.50 08/17/2020 11 6 (5)
Put - 90 Day Eurodollar Future;
September 2022
N/A 167 418 $ 99.50 07/13/2020 15 4 (11)
Put - US 10 Year Note Future;
September 2020
N/A 58 58 $ 138.00 06/29/2020 19 12 (7)
Put - US 5 Year Note Future;
September 2020
N/A 48 48 $ 121.50 08/24/2020 2 2 —
Put - US 5 Year Note Future;
September 2020
N/A 8 8 $ 121.00 08/24/2020 — — —
Total $ 3,181 $ 961 $ (2,220)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - AbbVie Inc N/A 1 $ — $ 95.00 06/22/2020 $ — $ — $ —
Call - Activision Blizzard Inc N/A 1 — $ 75.00 06/22/2020 — — —
Call - Altria Group Inc N/A 3 — $ 45.00 06/22/2020 — — —
Call - Applied Materials Inc N/A 2 — $ 62.50 06/22/2020 — — —
Call - Best Buy Co Inc N/A 1 — $ 80.00 06/22/2020 — — —
Call - Blackstone Group Inc/The N/A 1 — $ 57.50 06/22/2020 — — —
Call - Bristol-Myers Squibb Co N/A 1 — $ 65.00 06/22/2020 — — —
Call - Comcast Corp N/A 2 — $ 42.50 06/22/2020 — — —
Call - DR Horton Inc N/A 1 — $ 50.00 06/22/2020 (1) (1) —
Call - Duke Energy Corp N/A 1 — $ 97.50 06/22/2020 — — —
Call - Enterprise Products Partners
LP
N/A 8 1 $ 18.00 06/22/2020 — (1) (1)
Call - Fidelity National Financial
Inc
N/A 1 — $ 31.00 06/22/2020 — — —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - HP Inc N/A 8 $ 1 $ 18.00 06/22/2020 $ — $ — $ —
Call - Intel Corp N/A 2 — $ 67.50 06/22/2020 — — —
Call - Merck & Co Inc N/A 1 — $ 90.00 06/22/2020 — — —
Call - Mondelez International Inc N/A 1 — $ 57.50 06/22/2020 — — —
Call - Newmont Corp N/A 3 — $ 70.00 06/22/2020 (1) — 1
Call - Oracle Corp N/A 2 — $ 57.50 06/22/2020 — — —
Call - Paychex Inc N/A 1 — $ 72.50 06/22/2020 — — —
Call - Philip Morris International
Inc
N/A 2 — $ 85.00 06/22/2020 — — —
Call - QUALCOMM Inc N/A 2 — $ 90.00 06/22/2020 — — —
Call - Target Corp N/A 1 — $ 120.00 06/22/2020 (1) (1) —
Call - Texas Instruments Inc N/A 1 — $ 120.00 06/22/2020 — — —
Call - Verizon Communications Inc N/A 2 — $ 60.00 06/22/2020 — — —
Call - Walmart Inc N/A 1 — $ 140.00 06/22/2020 — — —
Put - S&P 500 Index N/A 44 4 $ 2,050.00 06/22/2020 (353) (2) 351
Put - S&P 500 Index N/A 30 3 $ 2,300.00 09/21/2020 (211) (86) 125
Put - S&P 500 Index N/A 55 6 $ 2,175.00 09/21/2020 (642) (113) 529
Call - AUD versus USD Barclays Bank PLC 1 AUD 2,775 AUD 0.67 08/12/2020 (22) (37) (15)
Call - USD versus BRL JPMorgan Chase 1 $ 1,408 $ 4.46 06/15/2020 (24) (237) (213)
Call - USD versus CAD Goldman Sachs & Co 1 2,775 $ 1.48 07/07/2020 (19) (1) 18
Call - USD versus CLP Morgan Stanley & Co 1 834 $ 840.00 10/06/2020 (13) (13) —
Call - USD versus CLP JPMorgan Chase 1 1,112 $ 850.00 08/03/2020 (12) (6) 6
Call - USD versus CNH Goldman Sachs & Co 1 3,342 $ 7.20 08/06/2020 (30) (32) (2)
Call - USD versus CNH JPMorgan Chase 1 951 $ 7.20 08/06/2020 (9) (9) —
Put - EUR versus USD Citigroup Inc 1 EUR 1,480 EUR 1.07 07/01/2020 (15) (1) 14
Put - USD versus BRL Goldman Sachs & Co 1 $ 10,370 $ 4.19 06/15/2020 (82) — 82
Put - USD versus CLP Deutsche Bank AG 1 7,784 $ 755.00 10/02/2020 (55) (47) 8
Put - USD versus IDR UBS AG 1 555 $ 14,750.00 10/13/2020 (8) (12) (4)
Put - USD versus IDR Morgan Stanley & Co 1 1,110 $ 14,750.00 10/13/2020 (10) (23) (13)
Call - 90 Day Eurodollar Future;
June 2020
N/A 112 280 $ 99.63 06/16/2020 (11) (21) (10)
Call - 90 Day Eurodollar Future;
June 2021
N/A 20 50 $ 99.75 06/15/2020 (2) (3) (1)
Put - 90 Day Eurodollar Future;
June 2020
N/A 274 685 $ 99.50 06/16/2020 (75) (2) 73
Put - 90 Day Eurodollar Future;
June 2020
N/A 226 565 $ 98.13 06/16/2020 (5) (1) 4
Put - 90 Day Eurodollar Future;
June 2022
N/A 447 1,118 $ 99.25 06/15/2020 (13) (3) 10
Put - 90 Day Eurodollar Future;
June 2023
N/A 24 60 $ 99.50 06/15/2020 (6) (1) 5
Put - 90 Day Eurodollar Future;
September 2022
N/A 112 280 $ 99.25 08/17/2020 (3) (2) 1
Put - 90 Day Eurodollar Future;
September 2022
N/A 167 418 $ 99.25 07/13/2020 (4) (1) 3
Put - US 5 Year Note Future;
September 2020
N/A 24 24 $ 109.00 08/24/2020 — — —
Put - US 5 Year Note Future;
September 2020
N/A 144 144 $ 110.00 08/24/2020 (2) (2) —
Total $ (1,629) $ (658) $ 971
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Bank of America NA 3 Month Johannesburg
Interbank Agreed Rate
Pay ZAR 27,750 7.59% 11/12/2020 $ 46 $ 70 $ 24
Call - 2 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Pay KRW 72,500,000 0.95% 08/06/2020 192 262 70
Call - 5 Year Interest Rate
Swap
Bank of America NA 3 Month Johannesburg
Interbank Agreed Rate
Pay ZAR 48,724 5.50% 11/10/2020 24 38 14
Call - 5 Year Interest Rate
Swap
Bank of America NA 6 Month Warsaw
Interbank Offered Rate
Pay PLN 9,435 0.82% 11/05/2020 20 43 23

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Interest Rate
Swap
Bank of America NA 6 Month Warsaw
Interbank Offered Rate
Pay PLN 9,435 0.88% 11/11/2020 $ 21 $ 4 $ (17)
Total $ 303 $ 417 $ 114
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Bank of America NA 3 Month Johannesburg
Interbank Agreed Rate
Receive ZAR 27,750 6.75% 11/12/2020 $ (12) $ (22) $ (10)
Put - 10 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Receive KRW 14,500,000 1.40% 08/06/2020 (69) (2) 67
Put - 5 Year Interest Rate
Swap
Bank of America NA 6 Month Warsaw
Interbank Offered Rate
Receive PLN 9,435 1.43% 11/11/2020 (7) (1) 6
Put - 5 Year Interest Rate
Swap
Bank of America NA 6 Month Warsaw
Interbank Offered Rate
Receive 9,435 1.37% 11/05/2020 (6) (1) 5
Total $ (94) $ (26) $ 68
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; June 2021 Long 315 $ 78,596 $ 58
90 Day Eurodollar; September 2023 Short 63 15,684 (117)
90 Day Short Sterling; June 2021 Long 238 36,699 116
Australia 10 Year Bond; June 2020 Long 47 4,667 (1)
Brent Crude; August 2020
(a)
Short 26 984 (215)
CAC40 Index; June 2020 Short 33 1,717 (74)
Canada 10 Year Bond; September 2020 Long 112 12,498 (43)
Cocoa; July 2020
(a)
Long 12 290 11
Coffee 'C'; September 2020
(a)
Short 12 442 15
Corn; July 2020
(a)
Short 75 1,222 3
Cotton No.2; December 2020
(a)
Short 5 144 —
Cotton No.2; July 2020
(a)
Short 8 230 (21)
DAX Index; June 2020 Long 6 1,932 146
DJ Euro Stoxx 50; June 2020 Long 28 947 71
DJ Euro Stoxx 50; June 2020 Short 62 2,096 (219)
DJ Euro Stoxx 50; June 2020 Short 267 9,028 (2,096)
Dollar Index; June 2020 Long 1 98 (2)
E-Mini DJIA Index; June 2020 Long 8 1,015 41
eMini MSCI Emerging Markets; June 2020 Short 17 793 (53)
Euribor; June 2021 Long 142 39,576 (12)
Euro Bond 10 Year Bond; June 2020 Short 34 6,509 23
Euro Buxl 30 Year Bond; June 2020 Short 39 9,180 (70)
Euro Schatz; June 2020 Long 70 8,707 (13)
Euro-Bobl 5 Year; June 2020 Long 246 36,906 213
Euro-Bobl 5 Year; June 2020 Short 25 3,751 3
FTSE China A50 Index; June 2020 Short 8 106 (2)
FTSE100 Index; June 2020 Short 19 1,422 (61)
FTSE100 Index; June 2020 Short 45 3,368 (576)
Gasoline RBOB; July 2020
(a)
Short 23 1,042 (199)
Gold 100 oz; August 2020
(a)
Long 16 2,803 30
Hang Seng Index; June 2020 Short 7 1,028 (7)
Hang Seng Index; June 2020 Short 16 2,350 24
HSCEI China Index; June 2020 Short 24 1,470 (30)
Japan 10 Year Bond TSE; June 2020 Short 1 1,411 1
Japan Topix Index; June 2020 Short 20 2,891 (314)
Japan Topix Index; June 2020 Short 5 723 (57)
KC HRW Wheat; July 2020
(a)
Short 28 659 (26)
LME Copper; June 2020
(a)
Short — — 353
LME Copper; September 2020
(a)
Short 15 2,018 (36)
LME PRI Alum; June 2020
(a)
Short — — 98
LME PRI Alum; September 2020
(a)
Short 17 660 (17)
LME Zinc; June 2020
(a)
Short — — 221
LME Zinc; September 2020
(a)
Short 10 497 (9)
Low Sulphur Gasoline; July 2020
(a)
Short 20 589 (51)
Mini Japan 10 Year Bond; June 2020 Short 13 1,835 2

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Nasdaq 100 E-Mini; June 2020 Long 17 $ 3,251 $ 409
Natural Gas; July 2020
(a)
Short 45 832 124
Nikkei 225 OSE; June 2020 Long 1 202 —
Nikkei 225 OSE; June 2020 Short 15 3,034 (364)
NY Harb ULSD; July 2020
(a)
Short 18 784 (105)
Russell 2000 Emini; June 2020 Long 3 209 (5)
Russell 2000 Emini; June 2020 Short 205 14,276 (3,105)
S&P 500 Emini; June 2020 Long 22 3,346 346
S&P 500 Emini; June 2020 Short 62 9,430 (535)
S&P Mid 400 Emini; June 2020 Short 37 6,520 (1,649)
S&P/TSX 60 Index; June 2020 Short 10 1,330 (253)
Silver; July 2020
(a)
Long 10 925 55
Soybean Meal; July 2020
(a)
Short 17 481 20
Soybean Oil; July 2020
(a)
Short 9 148 (4)
Soybean; July 2020
(a)
Short 42 1,766 32
SPI 200 Index; June 2020 Short 2 192 (16)
Sugar #11; July 2020
(a)
Short 31 379 (25)
Sugar #11; October 2020
(a)
Short 8 98 —
UK 10 Year Gilt; September 2020 Long 78 13,240 24
US 10 Year Note; June 2020 Short 14 1,951 (4)
US 10 Year Note; September 2020 Long 21 2,920 5
US 10 Year Note; September 2020 Short 410 57,016 (96)
US 2 Year Note; September 2020 Long 180 39,752 5
US 5 Year Note; June 2020 Short 116 14,595 (44)
US 5 Year Note; September 2020 Long 284 35,678 73
US 5 Year Note; September 2020 Long 107 13,442 18
US 5 Year Note; September 2020 Short 39 4,899 (9)
US Long Bond; September 2020 Short 108 19,264 58
US Long Bond; September 2020 Long 8 1,427 5
US Long Bond; September 2020 Short 97 17,302 (100)
US Ultra Bond; June 2020 Short 4 879 (42)
US Ultra Bond; September 2020 Short 19 4,143 (2)
Wheat; July 2020
(a)
Short 33 859 (17)
WTI Crude; July 2020
(a)
Short 14 497 (147)
Total $ (8,240)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 06/17/2020 $ 1,083 CAD 1,520 $ — $ (21)
Bank of America NA 06/19/2020 $ 12,110 AUD 19,233 — (708)
Bank of America NA 06/19/2020 AUD 10,937 $ 7,007 282 —
Bank of America NA 06/19/2020 GBP 1,237 $ 1,507 21 —
Bank of America NA 06/19/2020 $ 8,677 GBP 6,984 52 —
Bank of America NA 06/19/2020 GBP 5,509 $ 6,894 — (91)
Bank of America NA 06/19/2020 $ 3,855 GBP 3,141 — (24)
Bank of America NA 06/19/2020 CAD 11,552 $ 8,304 87 —
Bank of America NA 06/19/2020 CAD 323 $ 235 — —
Bank of America NA 06/19/2020 $ 15,324 CAD 21,494 — (289)
Bank of America NA 06/19/2020 $ 16,684 EUR 14,969 63 —
Bank of America NA 06/19/2020 EUR 5,958 $ 6,680 — (65)
Bank of America NA 06/19/2020 EUR 13,264 $ 14,510 218 —
Bank of America NA 06/19/2020 $ 7,437 EUR 6,803 — (117)
Bank of America NA 06/19/2020 $ 24,446 JPY 2,602,101 309 —
Bank of America NA 06/19/2020 JPY 2,401,305 $ 22,487 — (213)
Bank of America NA 06/19/2020 $ 1,146 JPY 123,991 — (4)
Bank of America NA 06/19/2020 JPY 272,983 $ 2,506 26 —
Bank of America NA 06/19/2020 MXN 5,219 $ 235 — —
Bank of America NA 06/19/2020 MXN 87,446 $ 3,820 115 —
Bank of America NA 06/19/2020 $ 4,839 MXN 117,654 — (455)
Bank of America NA 06/19/2020 $ 375 MXN 8,168 7 —
Bank of America NA 06/19/2020 NZD 688 $ 428 — (1)
Bank of America NA 06/19/2020 NZD 1,668 $ 1,012 23 —
Bank of America NA 06/19/2020 $ 3 NZD 5 — —
Bank of America NA 06/19/2020 $ 4,875 NZD 8,054 — (123)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 06/19/2020 $ 884 CHF 857 $ — $ (8)
Bank of America NA 06/19/2020 CHF 8,730 $ 9,177 — (94)
Bank of America NA 06/19/2020 $ 2,070 CHF 1,945 46 —
Bank of America NA 06/19/2020 CHF 1,264 $ 1,307 8 —
Bank of New York Mellon 06/01/2020 $ 210 EUR 190 — (1)
Bank of New York Mellon 06/12/2020 $ 1,300 EUR 1,119 58 —
Bank of New York Mellon 06/12/2020 $ 2,751 EUR 2,532 — (61)
Bank of New York Mellon 06/16/2020 $ 4,847 EUR 4,350 17 —
Bank of New York Mellon 06/16/2020 EUR 1,500 $ 1,628 37 —
Bank of New York Mellon 06/17/2020 $ 2,312 GBP 1,860 15 —
Bank of New York Mellon 06/17/2020 $ 1,688 GBP 1,435 — (84)
Bank of New York Mellon 06/17/2020 GBP 4,647 $ 5,888 — (149)
Bank of New York Mellon 06/17/2020 GBP 970 $ 1,181 17 —
Bank of New York Mellon 06/17/2020 CAD 875 $ 606 30 —
Bank of New York Mellon 06/17/2020 $ 831 CAD 1,150 — (4)
Bank of New York Mellon 06/17/2020 $ 82 DKK 550 — —
Bank of New York Mellon 06/17/2020 $ 524 DKK 3,600 — (12)
Bank of New York Mellon 06/17/2020 DKK 3,050 $ 441 13 —
Bank of New York Mellon 06/17/2020 EUR 270 $ 307 — (7)
Bank of New York Mellon 06/17/2020 $ 6,126 EUR 5,625 — (119)
Bank of New York Mellon 06/17/2020 EUR 440 $ 476 13 —
Bank of New York Mellon 06/17/2020 $ 4,788 EUR 4,245 75 —
Bank of New York Mellon 06/17/2020 $ 367 HKD 2,850 — (1)
Bank of New York Mellon 06/17/2020 JPY 270,000 $ 2,488 16 —
Bank of New York Mellon 06/17/2020 $ 12,326 JPY 1,280,200 452 —
Bank of New York Mellon 06/17/2020 JPY 360,700 $ 3,367 — (21)
Bank of New York Mellon 06/17/2020 $ 509 NOK 5,150 — (21)
Bank of New York Mellon 06/17/2020 NOK 2,765 $ 268 17 —
Bank of New York Mellon 06/17/2020 $ 139 SEK 1,400 — (10)
Bank of New York Mellon 06/17/2020 $ 1,070 CHF 1,000 30 —
Bank of New York Mellon 06/17/2020 CHF 700 $ 723 5 —
Bank of New York Mellon 07/16/2020 $ 1,508 ZAR 27,683 — (63)
Bank of New York Mellon 07/17/2020 $ 3,251 GBP 2,600 40 —
Barclays Bank PLC 06/03/2020 EUR 1,770 $ 1,911 53 —
Barclays Bank PLC 06/03/2020 $ 1,916 EUR 1,770 — (48)
Barclays Bank PLC 06/05/2020 $ 2,921 AUD 4,440 — (38)
Barclays Bank PLC 06/05/2020 AUD 833 $ 546 9 —
Barclays Bank PLC 06/05/2020 $ 1,702 GBP 1,388 — (12)
Barclays Bank PLC 06/05/2020 GBP 1,388 $ 1,702 12 —
Barclays Bank PLC 06/05/2020 $ 555 CAD 764 — —
Barclays Bank PLC 06/05/2020 $ 2,140 EUR 1,943 — (16)
Barclays Bank PLC 06/05/2020 EUR 4,163 $ 4,588 33 —
Barclays Bank PLC 06/05/2020 IDR 8,626,521 $ 557 33 —
Barclays Bank PLC 06/05/2020 $ 557 IDR 8,560,245 — (29)
Barclays Bank PLC 06/05/2020 JPY 619,016 $ 5,796 — (56)
Barclays Bank PLC 06/05/2020 NOK 11,789 $ 1,173 40 —
Barclays Bank PLC 06/05/2020 $ 614 SEK 5,844 — (6)
Barclays Bank PLC 06/05/2020 SEK 2,939 $ 306 6 —
Barclays Bank PLC 06/08/2020 $ 235 CLP 188,298 — —
Barclays Bank PLC 06/08/2020 $ 6,938 CLP 5,604,113 — (64)
Barclays Bank PLC 06/08/2020 CLP 5,792,410 $ 6,937 300 —
Barclays Bank PLC 06/08/2020 MXN 35,573 $ 1,480 123 —
Barclays Bank PLC 06/08/2020 $ 296 MXN 7,076 — (23)
Barclays Bank PLC 06/08/2020 MXN 37,579 $ 1,776 — (83)
Barclays Bank PLC 06/08/2020 $ 3,256 MXN 66,076 278 —
Barclays Bank PLC 06/08/2020 $ 1,665 KRW 2,018,421 34 —
Barclays Bank PLC 06/08/2020 KRW 2,031,392 $ 1,665 — (23)
Barclays Bank PLC 06/09/2020 CLP 1,599,017 $ 1,943 55 —
Barclays Bank PLC 06/09/2020 $ 1,986 CLP 1,599,017 — (12)
Barclays Bank PLC 06/11/2020 $ 943 CLP 772,727 — (22)
Barclays Bank PLC 06/11/2020 CLP 780,266 $ 944 31 —
Barclays Bank PLC 06/11/2020 THB 325,097 $ 10,540 — (320)
Barclays Bank PLC 06/11/2020 $ 10,540 THB 325,729 300 —
Barclays Bank PLC 06/12/2020 $ 9 CLP 7,215 — —
Barclays Bank PLC 06/12/2020 CLP 1,148,156 $ 1,388 47 —
Barclays Bank PLC 06/12/2020 $ 1,388 CLP 1,140,941 — (38)
Barclays Bank PLC 06/15/2020 $ 790 EUR 722 — (12)
Barclays Bank PLC 06/15/2020 EUR 1,832 $ 2,005 29 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 06/15/2020 JPY 191,285 $ 1,784 $ — $ (10)
Barclays Bank PLC 06/15/2020 $ 590 JPY 63,547 1 —
Barclays Bank PLC 06/16/2020 $ 3,971 BRL 18,636 481 —
Barclays Bank PLC 06/16/2020 BRL 18,548 $ 3,973 — (499)
Barclays Bank PLC 06/16/2020 $ 1,168 BRL 6,277 — (8)
Barclays Bank PLC 06/16/2020 MXN 7,782 $ 411 — (61)
Barclays Bank PLC 06/16/2020 $ 412 MXN 7,777 62 —
Barclays Bank PLC 06/17/2020 $ 597 EUR 555 — (19)
Barclays Bank PLC 06/17/2020 EUR 555 $ 603 13 —
Barclays Bank PLC 06/17/2020 EUR 1,693 $ 1,869 11 —
Barclays Bank PLC 06/17/2020 $ 11,260 MXN 219,467 1,382 —
Barclays Bank PLC 06/17/2020 MXN 219,467 $ 11,503 — (1,625)
Barclays Bank PLC 06/17/2020 $ 604 ZAR 11,437 — (47)
Barclays Bank PLC 06/17/2020 ZAR 11,463 $ 597 55 —
Barclays Bank PLC 06/18/2020 $ 942 EUR 866 — (20)
Barclays Bank PLC 06/18/2020 EUR 866 $ 945 17 —
Barclays Bank PLC 06/18/2020 INR 42,511 $ 563 — (1)
Barclays Bank PLC 06/18/2020 $ 855 INR 66,480 — (24)
Barclays Bank PLC 06/18/2020 INR 108,179 $ 1,403 27 —
Barclays Bank PLC 06/18/2020 $ 873 JPY 93,990 1 —
Barclays Bank PLC 06/18/2020 JPY 72,277 $ 651 19 —
Barclays Bank PLC 06/18/2020 JPY 23,705 $ 222 — (2)
Barclays Bank PLC 06/18/2020 MYR 6,003 $ 1,387 — (5)
Barclays Bank PLC 06/18/2020 $ 1,665 MYR 7,244 — (3)
Barclays Bank PLC 06/18/2020 MYR 1,210 $ 278 1 —
Barclays Bank PLC 06/22/2020 $ 556 CLP 446,107 — (1)
Barclays Bank PLC 06/22/2020 CLP 455,086 $ 556 13 —
Barclays Bank PLC 06/24/2020 IDR 33,603,505 $ 2,020 271 —
Barclays Bank PLC 06/24/2020 $ 2,020 IDR 33,396,948 — (257)
Barclays Bank PLC 06/26/2020 $ 1,110 KRW 1,368,963 — —
Barclays Bank PLC 06/29/2020 $ 832 KRW 1,028,346 — (2)
Barclays Bank PLC 07/02/2020 $ 606 ZAR 9,711 54 —
Barclays Bank PLC 07/02/2020 ZAR 9,711 $ 600 — (48)
Barclays Bank PLC 07/03/2020 $ 1,110 BRL 6,221 — (54)
Barclays Bank PLC 07/03/2020 BRL 4,377 $ 832 — (13)
Barclays Bank PLC 07/03/2020 BRL 1,578 $ 271 24 —
Barclays Bank PLC 07/16/2020 $ 555 ZAR 10,312 — (30)
Barclays Bank PLC 07/16/2020 ZAR 10,236 $ 555 26 —
Barclays Bank PLC 07/17/2020 CNH 18,923 $ 2,668 — (24)
Barclays Bank PLC 07/17/2020 CNH 6,396 $ 888 5 —
Barclays Bank PLC 07/17/2020 $ 7,114 CNH 51,007 — (12)
Barclays Bank PLC 07/17/2020 $ 7,769 CNH 55,154 64 —
Barclays Bank PLC 07/17/2020 $ 1,463 COP 5,252,931 58 —
Barclays Bank PLC 07/17/2020 COP 5,295,182 $ 1,463 — (47)
Barclays Bank PLC 07/23/2020 $ 266 EUR 245 — (6)
Barclays Bank PLC 07/24/2020 IDR 4,440,000 $ 277 23 —
Barclays Bank PLC 07/24/2020 $ 277 IDR 4,262,400 — (11)
Barclays Bank PLC 08/04/2020 CLP 500,356 $ 611 14 —
Barclays Bank PLC 08/04/2020 $ 611 CLP 505,168 — (20)
Barclays Bank PLC 08/12/2020 INR 76,350 $ 999 5 —
Barclays Bank PLC 08/25/2020 MXN 57,170 $ 2,815 — (267)
Barclays Bank PLC 08/25/2020 $ 2,934 MXN 57,170 386 —
Barclays Bank PLC 08/26/2020 $ 1,450 THB 45,820 10 —
Barclays Bank PLC 08/26/2020 THB 45,617 $ 1,450 — (16)
Barclays Bank PLC 08/27/2020 THB 119,823 $ 3,685 82 —
Barclays Bank PLC 08/27/2020 $ 2,555 THB 80,437 27 —
Barclays Bank PLC 08/27/2020 THB 26,826 $ 850 — (7)
Barclays Bank PLC 08/27/2020 $ 3,245 THB 105,636 — (76)
Barclays Bank PLC 09/16/2020 EUR 278 $ 309 — —
Barclays Bank PLC 09/16/2020 JPY 29,813 $ 278 — (1)
Barclays Bank PLC 09/16/2020 $ 1,388 THB 44,213 — (2)
Barclays Bank PLC 09/17/2020 MYR 1,210 $ 278 1 —
Barclays Bank PLC 09/30/2020 $ 6,141 EUR 5,630 — (123)
Barclays Bank PLC 09/30/2020 EUR 2,815 $ 3,150 — (18)
Barclays Bank PLC 09/30/2020 EUR 2,815 $ 3,130 2 —
Barclays Bank PLC 09/30/2020 HUF 2,054,007 $ 6,141 430 —
Barclays Bank PLC 09/30/2020 $ 6,400 HUF 2,054,007 — (171)
Barclays Bank PLC 09/30/2020 ZAR 63,839 $ 3,493 104 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 09/30/2020 $ 355 ZAR 6,290 $ 1 $ —
Barclays Bank PLC 09/30/2020 $ 3,138 ZAR 58,017 — (131)
Barclays Bank PLC 10/05/2020 CLP 1,754,364 $ 2,137 57 —
Barclays Bank PLC 10/05/2020 $ 2,138 CLP 1,756,461 — (59)
Barclays Bank PLC 10/07/2020 $ 306 CLP 249,248 — (6)
Barclays Bank PLC 10/07/2020 CLP 245,175 $ 306 1 —
Barclays Bank PLC 10/08/2020 CLP 1,156,343 $ 1,387 59 —
Barclays Bank PLC 10/08/2020 CLP 20,257 $ 25 — —
Barclays Bank PLC 10/08/2020 $ 1,388 CLP 1,176,600 — (84)
Barclays Bank PLC 10/09/2020 CLP 247,599 $ 311 — (1)
Barclays Bank PLC 10/09/2020 $ 6,937 CLP 5,838,253 — (366)
Barclays Bank PLC 10/09/2020 CLP 5,590,654 $ 6,937 56 —
Barclays Bank PLC 10/14/2020 CLP 763 $ 1 — —
Barclays Bank PLC 10/14/2020 CLP 1,158,354 $ 1,387 62 —
Barclays Bank PLC 10/14/2020 $ 1,387 CLP 1,159,118 — (63)
Barclays Bank PLC 10/14/2020 $ 1,498 IDR 24,494,481 — (127)
Barclays Bank PLC 10/14/2020 IDR 24,563,412 $ 1,499 131 —
Barclays Bank PLC 10/16/2020 CLP 1,641,626 $ 2,043 11 —
Barclays Bank PLC 10/16/2020 $ 1,943 CLP 1,641,626 — (111)
Barclays Bank PLC 10/19/2020 CLP 1,158,563 $ 1,388 62 —
Barclays Bank PLC 10/19/2020 CLP 24,212 $ 30 — —
Barclays Bank PLC 10/19/2020 $ 1,388 CLP 1,182,774 — (92)
Barclays Bank PLC 11/12/2020 CLP 1,137,750 $ 1,387 37 —
Barclays Bank PLC 11/12/2020 $ 1,387 CLP 1,143,508 — (44)
Barclays Bank PLC 11/12/2020 CLP 5,758 $ 7 — —
Barclays Bank PLC 03/31/2021 EUR 1,408 $ 1,583 — (10)
Barclays Bank PLC 03/31/2021 $ 1,561 EUR 1,408 — (12)
Barclays Bank PLC 03/31/2021 HUF 515,849 $ 1,560 91 —
Barclays Bank PLC 03/31/2021 $ 1,619 HUF 515,849 — (32)
BMO Capital Markets 06/17/2020 $ 4,780 GBP 3,811 74 —
Citigroup Inc 06/15/2020 EUR 524 $ 577 4 —
Citigroup Inc 06/15/2020 $ 2,641 EUR 2,421 — (47)
Deutsche Bank AG 06/17/2020 $ 10,920 EUR 9,751 93 —
Deutsche Bank AG 07/31/2020 $ 362 GBP 291 3 —
HSBC Securities Inc 06/15/2020 EUR 1,072 $ 1,179 11 —
HSBC Securities Inc 06/15/2020 $ 530 EUR 482 — (5)
HSBC Securities Inc 06/19/2020 BRL 20,150 $ 3,515 258 —
HSBC Securities Inc 06/19/2020 $ 3,483 BRL 20,150 — (290)
HSBC Securities Inc 06/19/2020 CLP 2,150,000 $ 2,674 12 —
HSBC Securities Inc 06/19/2020 $ 2,614 CLP 2,150,000 — (72)
HSBC Securities Inc 06/19/2020 IDR 34,150,000 $ 2,302 28 —
HSBC Securities Inc 06/19/2020 $ 2,267 IDR 34,150,000 — (63)
HSBC Securities Inc 06/19/2020 MXN 73,100 $ 3,189 100 —
HSBC Securities Inc 06/19/2020 PEN 7,600 $ 2,221 — (1)
HSBC Securities Inc 06/19/2020 $ 7,043 PEN 24,200 — (26)
HSBC Securities Inc 06/19/2020 PLN 16,150 $ 3,947 81 —
HSBC Securities Inc 06/19/2020 $ 2,625 ZAR 45,818 18 —
HSBC Securities Inc 06/19/2020 ZAR 113,800 $ 6,355 121 —
HSBC Securities Inc 08/13/2020 $ 76 EUR 70 — (2)
JPMorgan Chase 06/15/2020 $ 8,772 EUR 8,122 — (246)
JPMorgan Chase 06/15/2020 $ 72 EUR 65 — —
JPMorgan Chase 06/17/2020 EUR 1,782 $ 1,964 15 —
JPMorgan Chase 06/19/2020 MXN 120,000 $ 5,190 210 —
JPMorgan Chase 06/19/2020 $ 2,518 MXN 61,000 — (227)
JPMorgan Chase 06/19/2020 PLN 5,450 $ 1,355 4 —
JPMorgan Chase 06/19/2020 ZAR 22,900 $ 1,312 — (9)
JPMorgan Chase 06/19/2020 $ 3,710 ZAR 68,000 — (159)
JPMorgan Chase 06/19/2020 $ 4,519 TRY 33,200 — (326)
JPMorgan Chase 06/19/2020 TRY 13,600 $ 1,993 — (8)
Merrill Lynch 07/23/2020 $ 373 CAD 530 — (12)
Merrill Lynch 07/23/2020 $ 206 EUR 190 — (5)
Morgan Stanley & Co 06/16/2020 $ 118 EUR 105 1 —
Morgan Stanley & Co 06/16/2020 $ 548 EUR 500 — (7)
Morgan Stanley & Co 06/17/2020 $ 2,125 CNH 14,917 37 —
Morgan Stanley & Co 06/17/2020 CNH 6,064 $ 860 — (11)
Morgan Stanley & Co 06/17/2020 $ 290 CNH 2,076 — (1)
Morgan Stanley & Co 07/08/2020 $ 821 COP 3,330,000 — (70)
Standard Chartered Bank, Hong Kong 07/02/2020 $ 671 EUR 615 — (12)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
State Street Financial Global Markets 06/17/2020 GBP 630 $ 796 $ — $ (18)
UBS AG 07/22/2020 THB 58,310 $ 1,819 14 —
UBS AG 07/22/2020 $ 1,792 THB 58,310 — (41)
Total $ 8,796 $ (9,894)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of May 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Bank of America NA Mexico Government
International Bond,
4.15%, 03/28/2027
1.77% (1.00)% Quarterly 06/20/2025 $ 230 $ 21 $ (12) $ 9 $ —
Bank of America NA Mexico Government
International Bond,
4.15%, 03/28/2027
1.77% (1.00)% Quarterly 06/20/2025 1,150 101 (58) 43 —
Barclays Bank PLC CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 500 49 (6) 43 —
Barclays Bank PLC CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 200 20 (3) 17 —
Barclays Bank PLC CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 5,700 634 (137) 497 —
Citigroup Inc CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 3,000 311 (50) 261 —
Citigroup Inc Republic of Indonesia,
3.70%, 01/08/2022
1.63% (1.00)% Quarterly 06/20/2025 1,375 73 (31) 42 —
Goldman Sachs & Co Pitney Bowes Inc,
4.70%, 04/01/2023
14.58% (1.00)% Quarterly 06/20/2023 250 80 (5) 75 —
Goldman Sachs & Co Republic of Indonesia,
3.70%, 01/08/2022
1.63% (1.00)% Quarterly 06/20/2025 3,575 243 (134) 109 —
Merrill Lynch Mexico Government
International Bond,
4.15%, 03/28/2027
1.77% (1.00)% Quarterly 06/20/2025 1,170 112 (69) 43 —
Morgan Stanley & Co China Government
International Bond,
7.50%, 10/28/2027
0.56% (1.00)% Quarterly 06/20/2025 1,275 (25) (3) — (28)
Morgan Stanley & Co China Government
International Bond,
7.50%, 10/28/2027
0.56% (1.00)% Quarterly 06/20/2025 1,250 (29) 2 — (27)
Morgan Stanley & Co Enel Spa, 5.25%,
05/20/2024
0.53% (1.00)% Quarterly 12/20/2023 EUR 750 4 (18) — (14)
Total $ 1,594 $ (524) $ 1,139 $ (69)
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as
of May 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
(c)
Asset ---- Liability
Barclays Bank PLC Brazilian Government
International Bond,
4.25%, 01/07/2025
2.83% 1.00% Quarterly 06/20/2025 $ 700 $ (69) $ 9 $ — $ (60)
Barclays Bank PLC Brazilian Government
International Bond,
4.25%, 01/07/2025
2.83% 1.00% Quarterly 06/20/2025 700 (72) 12 — (60)
Barclays Bank PLC Brazilian Government
International Bond,
4.25%, 01/07/2025
2.83% 1.00% Quarterly 06/20/2025 700 (78) 18 — (60)
Barclays Bank PLC Brazilian Government
International Bond,
4.25%, 01/07/2025
2.83% 1.00% Quarterly 06/20/2025 559 (57) 9 — (48)
Barclays Bank PLC Mexico Government
International Bond,
4.15%, 03/28/2027
1.77% 1.00% Quarterly 06/20/2025 143 (12) 7 — (5)
Citigroup Inc Petroleos Mexicanos,
6.63%, 06/15/2035
6.55% 1.00% Quarterly 06/20/2024 375 (24) (48) — (72)
Goldman Sachs & Co Petroleos Mexicanos,
6.63%, 06/15/2035
6.55% 1.00% Quarterly 06/20/2024 325 (22) (41) — (63)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

Credit Default Swaps (continued)
Sell Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as
of May 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
(c)
Asset ---- Liability
JPMorgan Chase Petroleos Mexicanos,
6.63%, 06/15/2035
6.55% 1.00% Quarterly 06/20/2024 $ 900 $ (61) $ (112) $ — $ (173)
Total $ (395) $ (146) $ — $ (541)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of May 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
Turkey Government International Bond, 11.88%,
01/15/2030
5.52% (1.00)% Quarterly 06/20/2025 $ 11,398 $ 1,738 $ 476 $ 2,214
Total $ 1,738 $ 476 $ 2,214
Sell Protection
Reference Entity
Implied Credit
Spread as
of May 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.34.HY N/A 5.00% Quarterly 06/20/2025 $ 8,683 $ (437) $ 261 $ (176)
Total $ (437) $ 261 $ (176)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $13,085.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
Barclays Bank PLC 6 Month Warsaw
Interbank Offered
Rate
Receive 2.20% Annual Semiannual N/A 12/12/2023 PLN 10,712 $ (173) $ — $ — $ (173)
Morgan Stanley & Co China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.09% Quarterly Quarterly N/A 11/08/2024 CNY 18,894 153 — 153 —
Total $ (20) $ — $ 153 $ (173)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Johannesburg Interbank Agreed
Rate
Receive 6.59% Quarterly Quarterly N/A 11/11/2022 ZAR 105,000 $ (323) $ 5 $ (318)
3 Month Johannesburg Interbank Agreed
Rate
Receive 5.58% Quarterly Quarterly N/A 11/05/2025 14,025 3 1 4
3 Month Johannesburg Interbank Agreed
Rate
Pay 7.06% Quarterly Quarterly N/A 04/07/2025 13,320 55 3 58

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Johannesburg Interbank Agreed
Rate
Pay 7.20% Quarterly Quarterly N/A 11/11/2022 ZAR 105,000 $ 424 $ (20) $ 404
3 Month KRW Certificate of Deposit Receive 1.41% Quarterly Quarterly N/A 01/28/2022 $ 8,790,000 (78) — (78)
3 Month KRW Certificate of Deposit Receive 1.31% Quarterly Quarterly N/A 11/22/2029 1,391,000 (46) — (46)
3 Month KRW Certificate of Deposit Receive 1.39% Quarterly Quarterly N/A 12/18/2029 1,690,489 (67) — (67)
3 Month KRW Certificate of Deposit Receive 1.75% Annual Annual N/A 03/17/2030 12,855,000 (829) — (829)
3 Month KRW Certificate of Deposit Pay 2.00% Annual Annual N/A 03/17/2022 85,700,000 1,289 1 1,290
3 Month USD LIBOR Receive 2.93% Semiannual Quarterly N/A 06/11/2025 3,963 (513) 1 (512)
3 Month USD LIBOR Receive 2.88% Semiannual Quarterly N/A 08/21/2025 6,337 (830) — (830)
3 Month USD LIBOR Receive 2.75% Semiannual Quarterly N/A 03/29/2025 1,575 (182) 1 (181)
3 Month USD LIBOR Pay 2.98% Quarterly Semiannual N/A 08/07/2023 4,428 383 — 383
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 05/22/2025 3,180 (425) 1 (424)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 08/07/2028 2,362 (477) — (477)
3 Month USD LIBOR Receive 3.09% Semiannual Quarterly N/A 10/01/2024 4,584 (546) — (546)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 04/25/2025 2,700 (344) 1 (343)
3 Month USD LIBOR Receive 2.77% Semiannual Quarterly N/A 03/07/2025 3,938 (455) 1 (454)
3 Month USD LIBOR Receive 0.41% Semiannual Quarterly N/A 05/07/2025 686 (2) — (2)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 05/04/2025 2,381 (306) — (306)
3 Month USD LIBOR Receive 0.41% Semiannual Quarterly N/A 05/07/2025 1,197 (3) — (3)
6 Month Budapest Interbank Offered Rate Receive 2.09% Annual Semiannual N/A 07/11/2023 HUF 482,425 (73) 11 (62)
6 Month Euro Interbank Offered Rate Receive 0.05% Annual Semiannual N/A 08/27/2034 EUR 870 (7) — (7)
6 Month Euro Interbank Offered Rate Receive 0.06% Annual Semiannual N/A 04/18/2024 1,487 (25) 1 (24)
6 Month Euro Interbank Offered Rate Pay (0.19)% Semiannual Annual N/A 08/27/2029 1,305 (5) 1 (4)
6 Month Prague Interbank Offered Rate Pay 1.59% Semiannual Annual N/A 08/16/2021 CZK 85,188 38 1 39
6 Month Thai Baht Interest Rate Fixing Pay 0.81% Semiannual Semiannual N/A 09/16/2025 $ 55,500 (3) — (3)
6 Month Thai Baht Interest Rate Fixing Pay 0.73% Semiannual Semiannual N/A 09/16/2023 90,465 3 — 3
6 Month Warsaw Interbank Offered Rate Pay 1.44% Semiannual Annual N/A 09/02/2024 PLN 22,192 217 7 224
6 Month Warsaw Interbank Offered Rate Pay 0.74% Semiannual Annual N/A 04/03/2022 11,655 19 1 20
6 Month Warsaw Interbank Offered Rate Pay 0.76% Semiannual Annual N/A 03/31/2022 11,823 21 — 21
6 Month Warsaw Interbank Offered Rate Receive 0.87% Annual Semiannual N/A 03/31/2025 4,785 (21) — (21)
6 Month Warsaw Interbank Offered Rate Pay 1.85% Semiannual Annual N/A 01/28/2022 146,200 897 1 898
6 Month Warsaw Interbank Offered Rate Receive 2.52% Annual Semiannual N/A 03/09/2022 3,605 (34) 1 (33)
6 Month Warsaw Interbank Offered Rate Receive 2.02% Annual Semiannual N/A 01/28/2030 31,050 (933) (3) (936)
6 Month Warsaw Interbank Offered Rate Receive 0.86% Annual Annual N/A 04/02/2025 4,786 (21) — (21)
6 Month Warsaw Interbank Offered Rate Pay 0.74% Semiannual Annual N/A 04/02/2022 11,823 20 — 20
6 Month Warsaw Interbank Offered Rate Receive 2.54% Annual Semiannual N/A 05/17/2023 5,873 (98) 1 (97)
6 Month Warsaw Interbank Offered Rate Receive 0.87% Annual Semiannual N/A 04/03/2025 4,717 (20) (1) (21)
6 Month Warsaw Interbank Offered Rate Pay 1.51% Semiannual Annual N/A 02/19/2022 27,840 131 2 133
6 Month Warsaw Interbank Offered Rate Receive 2.37% Annual Semiannual N/A 04/26/2022 6,600 (68) 2 (66)
6 Month Warsaw Interbank Offered Rate Receive 2.48% Annual Semiannual N/A 03/23/2023 4,152 (63) 2 (61)
6 Month Warsaw Interbank Offered Rate Receive 2.55% Annual Semiannual N/A 03/10/2022 6,420 (62) 2 (60)
6 Month Warsaw Interbank Offered Rate Pay 0.65% Semiannual Annual N/A 04/07/2022 11,655 15 — 15
6 Month Warsaw Interbank Offered Rate Receive 0.77% Annual Semiannual N/A 04/07/2025 4,717 (15) — (15)
6 Month Warsaw Interbank Offered Rate Receive 2.02% Annual Semiannual N/A 05/27/2024 11,140 (180) — (180)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.00% Annual Annual N/A 04/13/2023 $ 19,980 (4) — (4)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.00% Quarterly Quarterly N/A 05/13/2023 13,455 (4) — (4)
Sinacofi Chile Interbank Rate Avg Receive 2.47% Semiannual Semiannual N/A 01/13/2025 CLP 960,000 (78) (2) (80)
US Federal Funds Effective Rate
(continuous series)
Receive 1.40% Annual Annual N/A 03/31/2021 $ 13,602 (187) — (187)
Total $ (3,812) $ 22 $ (3,790)
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 02/01/2029-
02/07/2029
$ 196 $ — $ — $ (198)
Goldman Sachs & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 12/22/2028-
12/26/2028
— — — —
Goldman Sachs & Co Floating rate based on the
Federal Funds Rate plus/
less spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 05/15/2030-
06/05/2030
5,637 — — (297)
JPMorgan Chase Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 11/30/2020 401 — — (24)
JPMorgan Chase Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
ZAR
Monthly 11/04/2020 146 — — (19)
JPMorgan Chase Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 12/04/2020-
05/24/2021
1,343 — — (21)
JPMorgan Chase Floating rate based
on Norway Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
NOK
Monthly 11/02/2020-
11/04/2020
746 — 16 —
JPMorgan Chase Floating rate based on 1
Month JPY LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
JPY
Monthly 03/25/2021 101 — — (2)
JPMorgan Chase Floating rate based on 1
Month GBP LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 11/02/2020-
12/07/2020
1,456 — — (344)
JPMorgan Chase Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 11/03/2020-
12/04/2020
3,849 — 904 —
JPMorgan Chase Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
CNY
Monthly 12/04/2020 1,159 — 55 —
Morgan Stanley & Co
(a)
Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 08/24/2020-
10/05/2021
23,432 — 1,880 —
Morgan Stanley & Co Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 01/28/2021 1,238 — 118 —
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 05/20/2021 2,049 — — (944)
Morgan Stanley & Co
(b)
Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 10/09/2020-
02/10/2021
14,908 — 207 —
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
CNY
Monthly 12/01/2021 304 — — (10)
Morgan Stanley & Co Floating rate based
on 1 Month Bankers
Acceptance plus/less
spread
Total return on a custom basket of
long and short securities traded in
CAD
Monthly 10/07/2020 71 — 2 —
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
JPY
Monthly 01/21/2021-
11/30/2021
2,179 — — (113)
UBS AG Floating rate based on
the Stockholm Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
SEK
Monthly 05/30/2023 165 — — (2)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

Total Return Equity Basket Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
UBS AG Floating rate based on
1 Day Reserve Bank of
Australia Cash Rate plus/
less spread
Total return on a custom basket of
long and short securities traded in
AUD
Monthly 11/28/2022 $ 639 $ — $ 70 $ —
UBS AG Floating rate based on 1
Month CHF LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
CHF
Monthly 02/01/2022 806 — — (72)
UBS AG Floating rate based on 3
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
CNY
Monthly 04/01/2022 64 — — (6)
UBS AG
(c)
Floating rate based on 1
Month EUR LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 02/01/2022 7,911 — 723 —
UBS AG Floating rate based on 1
Month GBP LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 02/01/2022 2,392 — — (143)
UBS AG Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 03/01/2022 198 — 24 —
UBS AG Floating rate based on 1
Day JPY LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
JPY
Monthly 02/01/2022 — — 22 —
UBS AG Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 03/01/2022 2,189 — 29 —
Total $ 73,579 $ — $ 4,050 $ (2,195)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
MSYCSPX4 Index
(38,828)
$ (4,373)
(18.66)%
Escrow Altegrity Inc NPV
122,299
2,640
11.27%
Tiffany & Co
19,664
2,520
10.75%
Caesars Entertainment Corp
139,160
1,585
6.76%
Fidelity National Information Services Inc
10,159
1,410
6.02%
Amazon.com Inc
429
1,048
4.47%
Adobe Inc
2,321
897
3.83%
iShares iBoxx High Yield Corporate Bond ETF
(10,527)
(868)
(3.70)%
Microsoft Corp
4,274
783
3.34%
Taubman Centers Inc
15,364
635
2.71%
International Paper Co
(16,678)
(568)
(2.42)%
JM Smucker Co/The
(4,827)
(550)
(2.35)%
Exxon Mobil Corp
(11,713)
(533)
(2.27)%
Corteva Inc
(16,581)
(453)
(1.93)%
Dow Inc
(11,684)
(451)
(1.93)%
Apple Inc
(1,406)
(447)
(1.91)%
Eldorado Resorts Inc
(12,510)
(444)
(1.89)%
PPG Industries Inc
(3,893)
(396)
(1.69)%
Campbell Soup Co
(7,648)
(390)
(1.66)%
Global Payments Inc
1,977
355
1.51%
Hershey Co/The
(2,594)
(352)
(1.50)%
STERIS PLC
(1,944)
(322)
(1.38)%
NIKE Inc
3,146
310
1.32%
Science Applications International Corp
3,445
303
1.30%
Yandex NV
(6,768)
(272)
(1.16)%
CH Robinson Worldwide Inc
(2,311)
(187)
(0.80)%
Bristol-Myers Squibb Co
55,365
182
0.78%
Morgan Stanley Leisure Travel Basket
(2,853)
(130)
(0.56)%
T-Mobile US Inc
(290)
(29)
(0.12)%
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Stoxx Europe 600 Index
(26,526)
$ (10,316)
(69.20)%
Getlink SE
98,342
1,417
9.51%
Vivendi SA
45,296
1,027
6.89%
Enel SpA
100,563
770
5.17%
Eiffage SA
5,489
500
3.35%
Grifols SA - B
24,875
475
3.19%
Grifols SA
(12,879)
(402)
(2.70)%
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Worldline SA/France
30,513
$ 2,273
28.74%
Pernod Ricard SA
10,309
1,603
20.26%
Vinci SA
13,041
1,202
15.19%
Sanofi
8,582
834
10.54%
Danone SA
12,037
823
10.40%
CRH PLC
22,276
725
9.16%
BNP Paribas SA
12,619
452
5.71%
(a) Top Underlying Securities YORKEBS
(b) Top Underlying Securities YRKEBSEUR
(c) Top Underlying Securities YRKUBSEUR

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

Reverse Repurchase Agreements
Counterparty Coupon Rate Maturity Date Principal Amount
Payable for Reverse Repurchase Agreements
Barclays Bank PLC (0.10)% Open ended $ 425 $ (425)
Merrill Lynch (0.11)% 06/01/2020 8,126 (8,126)
Merrill Lynch (1.75)% Open ended 825 (829)
Merrill Lynch (0.65)% Open ended 460 (461)
Merrill Lynch (2.36)% 06/05/2020 1,067 (1,069)
Merrill Lynch (2.41)% 06/05/2020 2,295 (2,299)
Merrill Lynch (1.75)% Open ended 590 (590)
Merrill Lynch (0.16)% 06/01/2020 6,742 (6,742)
Merrill Lynch (0.16)% 06/01/2020 10,108 (10,108)
Merrill Lynch (0.16)% 06/01/2020 4,736 (4,736)
Merrill Lynch (0.16)% 06/01/2020 53,102 (53,103)
Merrill Lynch (0.16)% 06/01/2020 9,046 (9,046)
Merrill Lynch (0.16)% 06/01/2020 19,077 (19,077)
Merrill Lynch (0.06)% 06/01/2020 24,628 (24,628)
Merrill Lynch (0.16)% 06/01/2020 24,167 (24,167)
Merrill Lynch (0.16)% 06/01/2020 39,463 (39,464)
Merrill Lynch (0.16)% 06/01/2020 4,866 (4,866)
Merrill Lynch (0.16)% 06/01/2020 7,848 (7,848)
Merrill Lynch (0.16)% 06/01/2020 42,208 (42,209)
Merrill Lynch (0.16)% 06/01/2020 20,447 (20,447)
Merrill Lynch (0.16)% 06/01/2020 1,429 (1,429)
Merrill Lynch (0.16)% 06/01/2020 37,907 (37,908)
Merrill Lynch (0.16)% 06/01/2020 18,849 (18,849)
Merrill Lynch (0.16)% 06/01/2020 27,928 (27,928)
Merrill Lynch (0.16)% 06/01/2020 14,313 (14,313)
Total $ (380,667)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - (16.16)% Shares Value (000's)
Advertising - (0.06)%
Dentsu Group Inc 5,000 $ 134
Hakuhodo DY Holdings Inc 9,000 112
JCDecaux SA 13,034 267
$ 513
Aerospace & Defense - (0.29)%
Boeing Co/The 5,550 809
Dassault Aviation SA 119 101
General Dynamics Corp 1,671 245
Kawasaki Heavy Industries Ltd 14,100 224
L3Harris Technologies Inc 3,885 775
Thales SA 2,287 175
$ 2,329
Agriculture - (0.11)%
Altria Group Inc 6,324 247
Archer-Daniels-Midland Co 15,100 594
$ 841
Airlines - (0.16)%
ANA Holdings Inc 3,000 72
Delta Air Lines Inc 13,954 352
United Airlines Holdings Inc 26,639 747
$ 1,171
Apparel - (0.11)%
Gildan Activewear Inc 6,100 85
Puma SE 334 24
Ralph Lauren Corp 1,093 83
Under Armour Inc - Class C 68,952 542
VF Corp 2,905 163
$ 897
Automobile Manufacturers - (0.22)%
Daimler AG 1,948 73
Ford Motor Co 30,077 172
General Motors Co 12,058 312
PACCAR Inc 7,098 524
Suzuki Motor Corp 3,000 105
Toyota Motor Corp 8,700 548
$ 1,734
Automobile Parts & Equipment - (0.22)%
Aisin Seiki Co Ltd 12,300 389
Aptiv PLC 1,020 77
BorgWarner Inc 4,780 154
Cie Generale des Etablissements Michelin SCA 4,443 450
NGK Insulators Ltd 11,300 166
Sumitomo Electric Industries Ltd 25,000 292
Toyoda Gosei Co Ltd 7,300 157
$ 1,685
Banks - (0.55)%
Bank of New York Mellon Corp/The 5,257 195
Canadian Imperial Bank of Commerce 3,700 237
Citigroup Inc 56 3
Citizens Financial Group Inc 3,584 86
Comerica Inc 5,830 212
Commonwealth Bank of Australia 6,491 276
Danske Bank A/S 30,221 375
First Republic Bank/CA 658 71
Huntington Bancshares Inc/OH 33,939 302
Japan Post Bank Co Ltd 30,800 255
KeyCorp 6,077 72
Nordea Bank Abp 66,870 455
Northern Trust Corp 5,967 471
Regions Financial Corp 20,569 233
State Street Corp 8,354 509
SVB Financial Group 1,570 337
Toronto-Dominion Bank/The 3,200 137
Wells Fargo & Co 3,546 94
$ 4,320
COMMON STOCKS (continued) Shares Value (000’s)
Beverages - (0.38)%
Brown-Forman Corp - B Shares 8,659 $ 571
Coca-Cola Amatil Ltd 30,722 180
Coca-Cola Bottlers Japan Holdings Inc 44,900 892
Coca-Cola European Partners PLC 5,506 208
Heineken NV 268 25
Monster Beverage Corp 6,614 476
Remy Cointreau SA 5,029 598
$ 2,950
Biotechnology - (0.19)%
Alnylam Pharmaceuticals Inc 1,220 165
Amgen Inc 839 193
BeiGene Ltd ADR 631 104
Bio-Rad Laboratories Inc 303 149
Exact Sciences Corp 1,165 100
Gilead Sciences Inc 1,122 87
Vertex Pharmaceuticals Inc 2,737 788
$ 1,586
Building Materials - (0.18)%
Cie de Saint-Gobain 8,005 262
CRH PLC 9,587 309
James Hardie Industries PLC 22,293 385
Johnson Controls International plc 3,276 103
Owens Corning 3,455 181
Vulcan Materials Co 1,841 199
$ 1,439
Chemicals - (0.58)%
Air Products and Chemicals Inc 1,745 422
Albemarle Corp 13,964 1,068
BASF SE 2,718 148
Daicel Corp 8,100 69
Dow Inc 2,634 102
Ecolab Inc 155 33
International Flavors & Fragrances Inc 5,399 719
LANXESS AG 5,062 263
Linde PLC 458 93
Mosaic Co/The 73,964 894
Nippon Paint Holdings Co Ltd 4,500 315
Sherwin-Williams Co/The 709 421
Umicore SA 6,158 274
$ 4,821
Commercial Services - (0.44)%
AMERCO 332 107
Atlantia SpA 10,097 166
Automatic Data Processing Inc 629 92
Equifax Inc 3,118 479
Global Payments Inc 3,170 569
GMO Payment Gateway Inc 5,800 654
IHS Markit Ltd 2,107 146
MarketAxess Holdings Inc 660 336
Moody's Corp 315 84
Rollins Inc 14,385 601
Verisk Analytics Inc 1,308 226
Worldline SA/France 1,488 112
$ 3,572
Computers - (0.52)%
Atos SE 5,887 448
Dell Technologies Inc 7,218 358
DXC Technology Co 8,787 125
Fortinet Inc 5,712 795
Fujitsu Ltd 1,050 108
Hewlett Packard Enterprise Co 12,791 124
International Business Machines Corp 1,286 161
Leidos Holdings Inc 4,037 425
NEC Corp 3,250 146
Seagate Technology PLC 6,116 324
Western Digital Corp 22,148 983
$ 3,997

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Consumer Products - (0.06)%
Church & Dwight Co Inc 4,193 $ 315
Clorox Co/The 683 141
$ 456
Cosmetics & Personal Care - (0.07)%
Coty Inc 45,428 165
Kose Corp 1,900 239
Shiseido Co Ltd 3,200 196
$ 600
Distribution & Wholesale - (0.15)%
Copart Inc 4,814 430
Fastenal Co 14,253 588
Jardine Cycle & Carriage Ltd 17,100 266
$ 1,284
Diversified Financial Services - (0.35)%
Ameriprise Financial Inc 3,886 544
Capital One Financial Corp 3,119 212
Charles Schwab Corp/The 8,108 291
CME Group Inc 705 129
Japan Exchange Group Inc 10,100 218
London Stock Exchange Group PLC 1,142 114
Raymond James Financial Inc 8,500 589
SBI Holdings Inc/Japan 7,500 161
St James's Place PLC 37,266 425
Tokyo Century Corp 1,800 79
$ 2,762
Electric - (0.91)%
Alliant Energy Corp 5,290 261
Ameren Corp 5,890 440
American Electric Power Co Inc 3,056 261
CenterPoint Energy Inc 10,306 183
Chugoku Electric Power Co Inc/The 44,900 618
CMS Energy Corp 5,872 344
Consolidated Edison Inc 6,625 498
DTE Energy Co 2,545 274
Duke Energy Corp 476 41
E.ON SE 34,461 366
Edison International 6,951 404
Entergy Corp 7,730 787
Eversource Energy 2,962 248
Exelon Corp 7,386 283
FirstEnergy Corp 3,071 130
Kyushu Electric Power Co Inc 18,600 155
Pinnacle West Capital Corp 4,396 343
PPL Corp 925 26
RWE AG 5,737 191
Sempra Energy 907 115
Southern Co/The 1,084 62
SSE PLC 27,259 419
WEC Energy Group Inc 4,855 445
Xcel Energy Inc 5,857 381
$ 7,275
Electrical Components & Equipment - (0.03)%
Prysmian SpA 11,471 246
Electronics - (0.25)%
Agilent Technologies Inc 1,716 151
Allegion plc 2,014 201
FLIR Systems Inc 3,812 176
Keysight Technologies Inc 4,862 526
Mettler-Toledo International Inc 391 311
Murata Manufacturing Co Ltd 5,000 281
Nidec Corp 2,000 123
Waters Corp 273 55
$ 1,824
Energy - Alternate Sources - (0.01)%
Siemens Gamesa Renewable Energy SA 4,150 71
Engineering & Construction - (0.40)%
Ferrovial SA 27,668 754
Ferrovial SA - Rights 28,229 11
Jacobs Engineering Group Inc 19,272 1,619
COMMON STOCKS (continued) Shares Value (000’s)
Engineering & Construction (continued)
Japan Airport Terminal Co Ltd 13,200 $ 581
Kajima Corp 18,600 211
$ 3,176
Entertainment - (0.15)%
Flutter Entertainment PLC 3,568 455
Live Nation Entertainment Inc 10,202 502
Oriental Land Co Ltd/Japan 1,750 254
$ 1,211
Food - (0.55)%
Barry Callebaut AG 89 180
Conagra Brands Inc 14,835 516
Hormel Foods Corp 8,784 429
Jardine Strategic Holdings Ltd 3,500 70
Kellogg Co 2,801 183
Kikkoman Corp 2,700 136
Kraft Heinz Co/The 9,180 279
Kroger Co/The 21,099 688
McCormick & Co Inc/MD 2,575 451
Mowi ASA 5,370 101
NH Foods Ltd 3,100 115
Ocado Group PLC 34,416 936
Yamazaki Baking Co Ltd 7,200 129
$ 4,213
Food Service - (0.02)%
Sodexo SA 2,048 138
Forest Products & Paper - (0.02)%
Mondi PLC 3,477 65
Stora Enso Oyj 8,893 109
$ 174
Gas - (0.16)%
Atmos Energy Corp 9,111 936
NiSource Inc 6,954 165
UGI Corp 4,725 150
$ 1,251
Hand & Machine Tools - (0.03)%
Stanley Black & Decker Inc 2,004 251
Healthcare - Products - (0.47)%
ABIOMED Inc 2,323 520
Align Technology Inc 1,780 437
Boston Scientific Corp 4,093 155
Cooper Cos Inc/The 1,087 345
Edwards Lifesciences Corp 1,298 292
IDEXX Laboratories Inc 1,348 416
Insulet Corp 1,427 269
Intuitive Surgical Inc 464 269
QIAGEN NV 4,189 183
ResMed Inc 908 146
Teleflex Inc 923 335
Thermo Fisher Scientific Inc 299 104
Varian Medical Systems Inc 2,468 300
$ 3,771
Healthcare - Services - (0.23)%
Centene Corp 7,332 486
Fresenius Medical Care AG & Co KGaA 4,614 390
Fresenius SE & Co KGaA 2,086 101
HCA Healthcare Inc 2,042 218
Humana Inc 277 114
IQVIA Holdings Inc 505 76
Laboratory Corp of America Holdings 1,657 291
Ryman Healthcare Ltd 22,648 171
$ 1,847
Holding Companies - Diversified - (0.01)%
Jardine Matheson Holdings Ltd 2,000 80
Home Builders - (0.09)%
DR Horton Inc 2,402 133
Iida Group Holdings Co Ltd 8,400 125
NVR Inc 121 390
$ 648

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Home Furnishings - (0.08)%
Electrolux AB 7,539 $ 124
Panasonic Corp 8,400 75
Sony Corp 4,400 285
Whirlpool Corp 493 60
$ 544
Insurance - (0.59)%
Aflac Inc 7,100 259
Allstate Corp/The 1,095 107
Arthur J Gallagher & Co 1,873 177
Chubb Ltd 3,615 441
Great-West Lifeco Inc 6,600 107
Japan Post Holdings Co Ltd 74,600 544
Japan Post Insurance Co Ltd 1,400 18
Lincoln National Corp 5,323 202
Progressive Corp/The 6,436 500
Prudential Financial Inc 4,117 251
Reinsurance Group of America Inc 3,205 291
Suncorp Group Ltd 65,063 401
Swiss Re AG 5,665 387
Travelers Cos Inc/The 2,520 270
Unum Group 18,172 275
Voya Financial Inc 11,584 522
$ 4,752
Internet - (0.39)%
Booking Holdings Inc 181 297
CyberAgent Inc 7,900 399
E*TRADE Financial Corp 5,843 266
eBay Inc 3,518 160
Expedia Group Inc 746 59
Iliad SA 2,558 448
Netflix Inc 478 201
Okta Inc 1,300 254
Shopify Inc 900 683
Twitter Inc 8,005 248
VeriSign Inc 142 31
$ 3,046
Investment Companies - (0.13)%
Industrivarden AB 2,854 64
Kinnevik AB 5,438 138
L E Lundbergforetagen AB 1,965 98
Pargesa Holding SA 9,027 686
$ 986
Iron & Steel - (0.17)%
Hitachi Metals Ltd 81,100 934
Nucor Corp 1,670 71
voestalpine AG 15,378 300
$ 1,305
Leisure Products & Services - (0.11)%
Carnival Corp 5,688 90
Harley-Davidson Inc 5,118 109
Norwegian Cruise Line Holdings Ltd 20,503 321
Royal Caribbean Cruises Ltd 7,022 364
$ 884
Lodging - (0.17)%
City Developments Ltd 62,000 339
Crown Resorts Ltd 11,817 76
Hilton Worldwide Holdings Inc 585 46
Las Vegas Sands Corp 3,944 189
MGM Resorts International 7,422 128
Whitbread PLC 8,216 258
Whitbread PLC - Rights 4,108 51
Wynn Resorts Ltd 2,837 236
$ 1,323
Machinery - Construction & Mining - (0.04)%
Hitachi Construction Machinery Co Ltd 9,200 243
Hitachi Ltd 2,100 68
$ 311
COMMON STOCKS (continued) Shares Value (000’s)
Machinery - Diversified - (0.46)%
ANDRITZ AG 5,303 $ 199
CNH Industrial NV 39,211 239
Daifuku Co Ltd 2,000 156
Deere & Co 4,466 679
IDEX Corp 1,756 280
Ingersoll Rand Inc 26,431 745
Rockwell Automation Inc 3,168 685
Westinghouse Air Brake Technologies Corp 2,753 168
Xylem Inc/NY 5,877 390
$ 3,541
Media - (0.41)%
DISH Network Corp 9,140 289
Liberty Broadband Corp - C Shares 5,401 738
Liberty Global PLC - A Shares 12,098 257
News Corp - A Shares 29,182 357
Pearson PLC 45,756 262
ViacomCBS Inc 26,252 544
Walt Disney Co/The 6,892 808
$ 3,255
Metal Fabrication & Hardware - (0.06)%
MISUMI Group Inc 17,700 471
Mining - (0.20)%
Anglo American PLC 6,749 143
Boliden AB 25,546 558
Cameco Corp 8,000 87
Freeport-McMoRan Inc 30,648 278
Lundin Mining Corp 30,000 138
Mitsubishi Materials Corp 16,700 381
$ 1,585
Miscellaneous Manufacturers - (0.39)%
AO Smith Corp 10,976 521
General Electric Co 81,268 534
JSR Corp 23,100 455
Nikon Corp 14,800 136
Parker-Hannifin Corp 3,653 657
Smiths Group PLC 16,461 268
Textron Inc 15,702 486
$ 3,057
Office & Business Equipment - (0.18)%
FUJIFILM Holdings Corp 8,300 381
Ricoh Co Ltd 71,700 531
Seiko Epson Corp 24,900 282
Zebra Technologies Corp 556 145
$ 1,339
Oil & Gas - (0.65)%
Cabot Oil & Gas Corp 43,752 868
Canadian Natural Resources Ltd 6,800 124
Diamondback Energy Inc 13,058 556
Equinor ASA 19,098 279
Hess Corp 17,904 850
Marathon Oil Corp 66,777 357
Noble Energy Inc 59,383 518
Occidental Petroleum Corp 55,695 721
Parkland Corp/Canada 4,100 115
Pioneer Natural Resources Co 6,229 571
Repsol SA 9,787 92
Woodside Petroleum Ltd 704 11
$ 5,062
Oil & Gas Services - (0.03)%
National Oilwell Varco Inc 16,203 202
Packaging & Containers - (0.13)%
Ball Corp 1,961 140
Crown Holdings Inc 2,009 131
Packaging Corp of America 2,054 208
Westrock Co 17,324 486
$ 965

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Pharmaceuticals - (0.43)%
Alfresa Holdings Corp 3,100 $ 63
AmerisourceBergen Corp 553 53
Becton Dickinson and Co 583 144
Cigna Corp 833 164
DexCom Inc 795 301
Eisai Co Ltd 1,000 78
Eli Lilly and Co 1,663 254
McKesson Corp 1,040 165
Medipal Holdings Corp 3,300 65
Mylan NV 11,756 200
Perrigo Co PLC 22,855 1,252
Taisho Pharmaceutical Holdings Co Ltd 1,900 121
Zoetis Inc 3,441 480
$ 3,340
Pipelines - (0.21)%
Cheniere Energy Inc 5,146 228
Keyera Corp 12,100 192
Kinder Morgan Inc 12,268 194
Koninklijke Vopak NV 4,501 246
ONEOK Inc 21,768 799
Williams Cos Inc/The 5,228 107
$ 1,766
Private Equity - (0.07)%
Brookfield Asset Management Inc 8,100 254
Onex Corp 6,000 282
$ 536
Real Estate - (0.10)%
Aeon Mall Co Ltd 16,100 226
Deutsche Wohnen SE 4,080 183
Hulic Co Ltd 7,100 72
Tokyu Fudosan Holdings Corp 58,700 297
$ 778
REITs - (0.33)%
Digital Realty Trust Inc 3,236 465
Duke Realty Corp 3,498 121
Equinix Inc 1,083 756
Equity Residential 3,096 187
Healthpeak Properties Inc 8,602 212
Host Hotels & Resorts Inc 8,770 105
Iron Mountain Inc 6,520 168
Regency Centers Corp 6,815 292
Vornado Realty Trust 4,434 161
Welltower Inc 1,748 89
$ 2,556
Retail - (0.66)%
Aeon Co Ltd 5,300 117
CarMax Inc 9,381 826
Chipotle Mexican Grill Inc 521 523
Costco Wholesale Corp 606 187
Dollar Tree Inc 2,686 263
Domino's Pizza Inc 1,658 640
Genuine Parts Co 5,874 490
Nordstrom Inc 15,027 242
O'Reilly Automotive Inc 591 247
Ross Stores Inc 4,641 450
Ryohin Keikaku Co Ltd 6,000 91
Starbucks Corp 2,834 221
TJX Cos Inc/The 11,605 612
Tractor Supply Co 3,421 417
$ 5,326
Savings & Loans - (0.04)%
People's United Financial Inc 24,432 280
Semiconductors - (0.39)%
Advanced Micro Devices Inc 6,953 374
Analog Devices Inc 2,877 325
Broadcom Inc 415 121
IPG Photonics Corp 5,093 792
Marvell Technology Group Ltd 11,877 387
Microchip Technology Inc 2,709 260
COMMON STOCKS (continued) Shares Value (000’s)
Semiconductors (continued)
ON Semiconductor Corp 15,211 $ 251
QUALCOMM Inc 2,829 229
SUMCO Corp 5,900 91
Xilinx Inc 2,053 189
$ 3,019
Shipbuilding - (0.07)%
Huntington Ingalls Industries Inc 1,928 386
Wartsila OYJ Abp 22,284 175
$ 561
Software - (0.73)%
Akamai Technologies Inc 2,288 242
ANSYS Inc 153 43
Broadridge Financial Solutions Inc 1,151 139
Fidelity National Information Services Inc 3,651 507
Fiserv Inc 4,939 527
Guidewire Software Inc 2,510 257
Intuit Inc 968 281
Jack Henry & Associates Inc 2,262 409
Konami Holdings Corp 7,900 278
MongoDB Inc 2,300 534
MSCI Inc 1,753 576
Nexon Co Ltd 4,600 96
Paycom Software Inc 1,491 443
Splunk Inc 2,928 544
Take-Two Interactive Software Inc 1,672 228
Twilio Inc 1,583 313
WiseTech Global Ltd 14,852 202
$ 5,619
Telecommunications - (0.41)%
Arista Networks Inc 2,576 602
CenturyLink Inc 39,223 385
Corning Inc 34,854 795
Juniper Networks Inc 27,292 662
Motorola Solutions Inc 942 127
Nippon Telegraph & Telephone Corp 15,150 345
Orange SA 12,918 155
SES SA 12,137 90
Telefonaktiebolaget LM Ericsson 6,744 62
$ 3,223
Transportation - (0.52)%
CH Robinson Worldwide Inc 1,555 126
FedEx Corp 6,168 805
Getlink SE 36,359 526
JB Hunt Transport Services Inc 1,776 212
Kansas City Southern 1,416 213
Kintetsu Group Holdings Co Ltd 9,800 482
Knight-Swift Transportation Holdings Inc 13,701 570
Nagoya Railroad Co Ltd 4,600 139
Nippon Express Co Ltd 3,400 175
Old Dominion Freight Line Inc 362 62
SG Holdings Co Ltd 3,400 111
Union Pacific Corp 873 148
United Parcel Service Inc 2,167 216
Yamato Holdings Co Ltd 11,300 251
$ 4,036
Water - (0.04)%
American Water Works Co Inc 2,477 315
TOTAL COMMON STOCKS (proceeds $121,102) $ 127,116
PREFERRED STOCKS - (0.03)% Shares Value (000's)
Consumer Products - (0.03)%
Henkel AG & Co KGaA 1.85% 2,234 $ 200
TOTAL PREFERRED STOCKS (proceeds $228) $ 200
BONDS - (0.62)%
Principal
Amount (000's) Value (000's)
Media - (0.02)%
Clear Channel Worldwide Holdings Inc
9.25%, 02/15/2024 $ 148 $ 136

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2020 (unaudited)
See accompanying notes.

Short Sales Outstanding
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software - (0.13)%
Rackspace Hosting Inc
8.63%, 11/15/2024 $ 1,000 $ 1,042
Sovereign - (0.45)%
Republic of South Africa Government
International Bond
4.85%, 09/27/2027 3,071 2,925
Turkey Government International Bond
11.88%, 01/15/2030 497 655
$ 3,580
Telecommunications - (0.02)%
GTT Communications Inc
7.88%, 12/31/2024 225 125
TOTAL BONDS (proceeds $4,829) $ 4,883
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (35.05)%
Principal
Amount (000's) Value (000's)
U.S. Treasury - (34.29)%
0.13%, 04/30/2022 $ 28,868 $ 28,848
0.13%, 05/15/2023 22,355 22,313
0.25%, 04/15/2023 31,793 31,854
0.50%, 03/31/2025 33,933 34,250
1.13%, 02/28/2022 33,668 34,230
1.38%, 02/15/2023 36,123 37,288
1.50%, 02/15/2030 41 44
1.75%, 12/31/2024 48,332 51,547
2.00%, 02/15/2050 2,779 3,185
2.38%, 05/15/2027 23,080 26,069
2.38%, 11/15/2049 92 113
$ 269,741
U.S. Treasury Inflation-Indexed Obligations - (0.76)%
0.13%, 04/15/2025 2,774 2,863
0.25%, 07/15/2029 2,921 3,130
$ 5,993
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $269,098) $ 275,734
TOTAL SHORT SALES (proceeds $395,257) $ 407,933

Schedule of Investments
International Equity Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.49% Shares Held Value (000's)
Exchange-Traded Funds - 1.47%
iShares MSCI EAFE ETF 261,200 $ 15,578
Money Market Funds - 1.02%
BlackRock Liquidity FedFund - Institutional
Class 0.10%
(a),(b)
2,112,171 2,112
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
8,611,202 8,611
$ 10,723
TOTAL INVESTMENT COMPANIES $ 26,301
COMMON STOCKS - 97.32% Shares Held Value (000's)
Advertising - 0.20%
Dentsu Group Inc 17,600 470
Hakuhodo DY Holdings Inc 19,000 236
JCDecaux SA
(d)
6,915 142
Publicis Groupe SA 17,576 501
WPP PLC 100,505 765
$ 2,114
Aerospace & Defense - 0.93%
Airbus SE
(d)
47,705 3,049
BAE Systems PLC 260,393 1,607
Dassault Aviation SA
(d)
204 172
Elbit Systems Ltd 1,984 277
Kawasaki Heavy Industries Ltd 11,600 184
Leonardo SpA 32,872 206
MTU Aero Engines AG
(d)
4,311 697
Rolls-Royce Holdings PLC
(d)
156,837 535
Safran SA
(d)
26,027 2,508
Thales SA 8,655 663
$ 9,898
Agriculture - 1.10%
British American Tobacco PLC 186,313 7,389
Imperial Brands PLC 76,870 1,402
Japan Tobacco Inc 97,500 1,935
Swedish Match AB 13,805 964
$ 11,690
Airlines - 0.10%
ANA Holdings Inc
(e)
9,400 227
Deutsche Lufthansa AG
(d),(e)
19,421 197
Japan Airlines Co Ltd 9,300 183
Qantas Airways Ltd 59,332 158
Singapore Airlines Ltd
(e)
109,700 297
$ 1,062
Apparel - 1.89%
Adidas AG
(d)
15,463 4,101
Burberry Group PLC 32,869 614
Hermes International 2,574 2,151
Kering SA 6,156 3,227
LVMH Moet Hennessy Louis Vuitton SE 22,562 9,465
Puma SE
(d)
6,738 485
$ 20,043
Automobile Manufacturers - 2.65%
Bayerische Motoren Werke AG 26,893 1,576
Daimler AG 69,515 2,590
Ferrari NV 10,237 1,740
Fiat Chrysler Automobiles NV
(d)
89,121 795
Hino Motors Ltd 23,400 159
Honda Motor Co Ltd 132,500 3,450
Isuzu Motors Ltd 44,900 422
Mazda Motor Corp 46,300 299
Mitsubishi Motors Corp 54,500 154
Nissan Motor Co Ltd 188,700 715
Peugeot SA
(d)
47,770 686
Renault SA 15,613 354
Subaru Corp 50,000 1,108
Suzuki Motor Corp 30,000 1,046
Toyota Motor Corp 172,400 10,865
Volkswagen AG
(d)
2,638 420
Volvo AB - B Shares 120,761 1,723
$ 28,102
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0.88%
Aisin Seiki Co Ltd 13,200 $ 418
Bridgestone Corp 43,500 1,444
Cie Generale des Etablissements Michelin SCA 13,784 1,395
Continental AG 8,935 884
Denso Corp 35,300 1,360
Faurecia SE
(d)
6,167 239
JTEKT Corp 16,800 136
Koito Manufacturing Co Ltd 8,500 361
NGK Insulators Ltd 21,300 313
NGK Spark Plug Co Ltd 12,800 207
Pirelli & C SpA
(f)
32,489 146
Stanley Electric Co Ltd 10,700 261
Sumitomo Electric Industries Ltd 61,300 717
Sumitomo Rubber Industries Ltd 13,900 142
Toyoda Gosei Co Ltd 5,300 114
Toyota Industries Corp 11,900 611
Valeo SA 18,599 460
Yokohama Rubber Co Ltd/The 9,700 147
$ 9,355
Banks - 8.05%
ABN AMRO Bank NV
(f)
34,357 273
Aozora Bank Ltd 9,700 180
Australia & New Zealand Banking Group Ltd 230,358 2,742
Banco Bilbao Vizcaya Argentaria SA 541,573 1,668
Banco Espirito Santo SA
(d),(g),(h)
131,709 —
Banco Santander SA 1,349,740 3,086
Bank Hapoalim BM 92,691 571
Bank Leumi Le-Israel BM 119,853 637
Bank of East Asia Ltd/The 106,400 193
Bank of Kyoto Ltd/The 4,500 162
Bankinter SA 54,756 233
Banque Cantonale Vaudoise 2,446 237
Barclays PLC 1,407,180 2,012
BNP Paribas SA
(d)
91,360 3,288
BOC Hong Kong Holdings Ltd 301,000 848
CaixaBank SA 291,491 542
Chiba Bank Ltd/The 43,100 206
Commerzbank AG
(d)
81,375 315
Commonwealth Bank of Australia 143,781 6,106
Concordia Financial Group Ltd 86,100 282
Credit Agricole SA
(d)
93,720 823
Credit Suisse Group AG 197,222 1,813
Danske Bank A/S
(d)
56,021 695
DBS Group Holdings Ltd 145,900 2,018
Deutsche Bank AG
(d)
159,473 1,335
DNB ASA
(d)
77,014 1,051
Erste Group Bank AG
(d)
22,692 502
FinecoBank Banca Fineco SpA
(d)
49,492 580
Fukuoka Financial Group Inc 14,000 228
Hang Seng Bank Ltd 62,200 955
HSBC Holdings PLC 1,649,896 7,598
ING Groep NV 316,502 2,058
Intesa Sanpaolo SpA
(d)
1,208,834 2,103
Israel Discount Bank Ltd 95,071 302
Japan Post Bank Co Ltd 33,000 273
KBC Group NV 20,293 1,065
Lloyds Banking Group PLC 5,708,644 2,105
Macquarie Group Ltd 27,345 2,011
Mediobanca Banca di Credito Finanziario SpA 50,444 332
Mitsubishi UFJ Financial Group Inc 992,900 4,122
Mizrahi Tefahot Bank Ltd 11,490 225
Mizuho Financial Group Inc 1,959,400 2,446
National Australia Bank Ltd 259,597 3,061
Natixis SA
(d)
76,830 172
Nordea Bank Abp
(d)
263,153 1,792
Oversea-Chinese Banking Corp Ltd 268,700 1,631
Raiffeisen Bank International AG 12,023 220
Resona Holdings Inc 170,000 615
Royal Bank of Scotland Group PLC 392,912 537

Schedule of Investments
International Equity Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Seven Bank Ltd 48,000 $ 137
Shinsei Bank Ltd 12,700 162
Shizuoka Bank Ltd/The 34,500 220
Skandinaviska Enskilda Banken AB
(d)
132,189 1,150
Societe Generale SA
(d)
65,847 974
Standard Chartered PLC 220,660 1,007
Sumitomo Mitsui Financial Group Inc 106,000 3,076
Sumitomo Mitsui Trust Holdings Inc 27,244 806
Svenska Handelsbanken AB
(d)
126,366 1,194
Swedbank AB
(d)
73,555 924
UBS Group AG
(d)
297,765 3,188
UniCredit SpA
(d)
172,326 1,475
United Overseas Bank Ltd 95,600 1,324
Westpac Banking Corp 293,344 3,346
$ 85,232
Beverages - 2.09%
Anheuser-Busch InBev SA/NV 61,888 2,888
Asahi Group Holdings Ltd 31,300 1,178
Budweiser Brewing Co APAC Ltd
(f)
139,700 394
Carlsberg A/S 8,689 1,126
Coca-Cola Amatil Ltd 41,164 241
Coca-Cola Bottlers Japan Holdings Inc 10,100 201
Coca-Cola European Partners PLC 16,672 629
Coca-Cola HBC AG 16,234 411
Davide Campari-Milano SpA 47,174 385
Diageo PLC 189,810 6,622
Heineken Holding NV 9,358 769
Heineken NV 21,053 1,928
Ito En Ltd 4,200 241
Kirin Holdings Co Ltd 66,900 1,373
Pernod Ricard SA 17,247 2,688
Remy Cointreau SA 1,834 218
Suntory Beverage & Food Ltd 11,300 462
Treasury Wine Estates Ltd 58,476 376
$ 22,130
Biotechnology - 0.87%
BeiGene Ltd ADR
(d)
3,134 519
CSL Ltd 36,866 6,827
Genmab A/S
(d)
5,287 1,637
H Lundbeck A/S 5,663 219
$ 9,202
Building Materials - 1.52%
AGC Inc/Japan 15,600 442
Cie de Saint-Gobain 42,027 1,375
CRH PLC 63,780 2,054
Daikin Industries Ltd 20,300 2,989
Geberit AG 3,009 1,472
HeidelbergCement AG 12,087 605
Investment AB Latour 12,023 215
James Hardie Industries PLC 35,982 622
Kingspan Group PLC 12,497 772
LafargeHolcim Ltd
(d)
42,522 1,773
LIXIL Group Corp 21,700 303
Nibe Industrier AB
(d)
25,327 562
Rinnai Corp 2,900 245
Sika AG 11,514 1,978
Taiheiyo Cement Corp 9,900 235
TOTO Ltd 11,600 462
$ 16,104
Chemicals - 3.23%
Air Liquide SA 38,427 5,225
Air Water Inc 14,900 217
Akzo Nobel NV 16,213 1,331
Arkema SA 5,603 491
Asahi Kasei Corp 102,000 811
BASF SE 74,600 4,060
Brenntag AG 12,550 668
Chr Hansen Holding A/S 8,569 832
Clariant AG
(d)
16,177 299
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Covestro AG
(f)
14,122 $ 525
Croda International PLC 10,470 674
Daicel Corp 20,300 172
EMS-Chemie Holding AG 666 495
Evonik Industries AG 17,033 421
Givaudan SA 751 2,704
ICL Group Ltd 57,514 201
Johnson Matthey PLC 15,720 414
Kansai Paint Co Ltd 14,400 299
Koninklijke DSM NV 14,000 1,791
Kuraray Co Ltd 26,000 274
LANXESS AG
(d)
6,748 350
Mitsubishi Chemical Holdings Corp 104,100 613
Mitsubishi Gas Chemical Co Inc 12,900 193
Mitsui Chemicals Inc 15,000 313
Nippon Paint Holdings Co Ltd 11,900 833
Nissan Chemical Corp 10,100 448
Nitto Denko Corp 12,900 700
Novozymes A/S 17,344 947
Shin-Etsu Chemical Co Ltd 28,800 3,373
Showa Denko KK 11,000 264
Solvay SA
(e)
6,020 460
Sumitomo Chemical Co Ltd 121,100 376
Symrise AG 10,451 1,151
Taiyo Nippon Sanso Corp 12,200 205
Toray Industries Inc 112,700 549
Tosoh Corp 21,200 296
Umicore SA 16,011 711
Yara International ASA 14,382 495
$ 34,181
Commercial Services - 2.87%
Adecco Group AG 12,605 606
Adyen NV
(d),(f)
1,467 1,924
Amadeus IT Group SA 35,029 1,832
Ashtead Group PLC 36,617 1,093
Atlantia SpA
(d)
40,243 662
Benesse Holdings Inc 5,900 160
Brambles Ltd 125,346 976
Bureau Veritas SA 23,860 488
Dai Nippon Printing Co Ltd 19,800 451
Edenred 19,786 828
Experian PLC 73,771 2,587
GMO Payment Gateway Inc 3,400 383
Intertek Group PLC 13,110 897
Nexi SpA
(d),(f)
30,592 502
Nihon M&A Center Inc 12,000 482
Park24 Co Ltd 8,900 172
Persol Holdings Co Ltd 14,500 192
Randstad NV 9,678 407
Recruit Holdings Co Ltd 103,400 3,562
RELX PLC 157,038 3,655
Rentokil Initial PLC 150,206 929
Secom Co Ltd 17,100 1,484
Securitas AB
(d)
25,434 340
SGS SA 492 1,161
Sohgo Security Services Co Ltd 5,800 285
Toppan Printing Co Ltd 21,400 367
Transurban Group 222,143 2,122
Wirecard AG
(e)
9,535 1,011
Worldline SA/France
(d),(f)
11,136 836
$ 30,394
Computers - 1.13%
Atos SE
(d)
7,983 608
Capgemini SE 13,066 1,350
Check Point Software Technologies Ltd
(d)
9,455 1,037
Computershare Ltd 39,539 346
CyberArk Software Ltd
(d)
3,077 319
Fujitsu Ltd 16,000 1,649
Ingenico Group SA 4,917 684

Schedule of Investments
International Equity Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Itochu Techno-Solutions Corp 7,800 $ 264
Logitech International SA 13,356 793
NEC Corp 20,200 908
Nomura Research Institute Ltd 26,043 691
NTT Data Corp 51,300 595
Obic Co Ltd 5,600 973
Otsuka Corp 8,500 412
SCSK Corp 4,100 201
Teleperformance 4,770 1,136
$ 11,966
Consumer Products - 0.55%
Henkel AG & Co KGaA 8,442 679
Reckitt Benckiser Group PLC 57,647 5,163
$ 5,842
Cosmetics & Personal Care - 2.58%
Beiersdorf AG 8,188 860
Essity AB
(d)
49,260 1,631
Kao Corp 39,200 3,156
Kose Corp 2,800 353
Lion Corp 18,300 421
L'Oreal SA 20,400 5,983
Pigeon Corp 9,400 368
Pola Orbis Holdings Inc 7,500 147
Shiseido Co Ltd 32,500 1,994
Unicharm Corp 32,800 1,225
Unilever NV 118,642 6,131
Unilever PLC 94,908 5,096
$ 27,365
Distribution & Wholesale - 1.08%
Bunzl PLC 27,356 640
Ferguson PLC 18,307 1,444
ITOCHU Corp 109,500 2,355
Jardine Cycle & Carriage Ltd 8,100 126
Marubeni Corp 134,000 652
Mitsubishi Corp 109,900 2,568
Mitsui & Co Ltd 134,600 2,047
Sumitomo Corp 96,600 1,164
Toyota Tsusho Corp 17,300 440
$ 11,436
Diversified Financial Services - 1.82%
Acom Co Ltd 32,500 133
AerCap Holdings NV
(d)
10,691 345
Afterpay Ltd
(d)
17,346 548
Amundi SA
(d),(f)
4,927 368
ASX Ltd 15,725 927
Daiwa Securities Group Inc 117,400 489
Deutsche Boerse AG 15,433 2,541
Hargreaves Lansdown PLC 26,968 615
Hong Kong Exchanges & Clearing Ltd 97,400 3,428
Japan Exchange Group Inc 41,400 893
Julius Baer Group Ltd
(d)
18,179 783
London Stock Exchange Group PLC 25,567 2,550
Magellan Financial Group Ltd 10,365 405
Mebuki Financial Group Inc 76,500 174
Mitsubishi UFJ Lease & Finance Co Ltd 32,900 161
Nomura Holdings Inc 255,500 1,101
ORIX Corp 107,700 1,425
SBI Holdings Inc/Japan 19,290 415
Schroders PLC 10,098 372
Singapore Exchange Ltd 65,400 384
St James's Place PLC 43,454 496
Standard Life Aberdeen PLC 189,127 607
Tokyo Century Corp 3,500 153
$ 19,313
Electric - 2.88%
AGL Energy Ltd 51,901 582
AusNet Services 151,348 177
Chubu Electric Power Co Inc 52,400 706
Chugoku Electric Power Co Inc/The 23,400 322
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
CLP Holdings Ltd 133,500 $ 1,310
E.ON SE 182,352 1,934
EDP - Energias de Portugal SA 207,892 971
Electric Power Development Co Ltd 11,200 212
Electricite de France SA 50,415 450
Elia Group SA/NV 2,509 294
Endesa SA 25,798 616
Enel SpA 660,599 5,108
Engie SA
(d)
148,349 1,763
Fortum Oyj 36,075 695
HK Electric Investments & HK Electric
Investments Ltd
215,500 214
Iberdrola SA 471,751 5,108
Kansai Electric Power Co Inc/The 57,300 572
Kyushu Electric Power Co Inc 30,900 258
Mercury NZ Ltd 55,325 160
Meridian Energy Ltd 104,086 308
Origin Energy Ltd 143,048 562
Orsted A/S
(f)
15,366 1,807
Power Assets Holdings Ltd 113,000 633
Red Electrica Corp SA 35,158 619
RWE AG 47,435 1,581
SSE PLC 83,653 1,286
Terna Rete Elettrica Nazionale SpA 114,279 776
Tohoku Electric Power Co Inc 34,800 361
Tokyo Electric Power Co Holdings Inc
(d)
117,600 398
Uniper SE 16,349 511
Verbund AG 5,532 247
$ 30,541
Electrical Components & Equipment - 0.66%
Brother Industries Ltd 18,200 345
Casio Computer Co Ltd 15,800 279
Legrand SA 21,683 1,486
Prysmian SpA 19,602 420
Schneider Electric SE 44,907 4,446
$ 6,976
Electronics - 1.70%
ABB Ltd 149,685 2,970
Assa Abloy AB 81,409 1,662
Halma PLC 30,836 895
Hirose Electric Co Ltd 2,699 323
Hoya Corp 30,800 2,898
Kyocera Corp 26,000 1,408
MINEBEA MITSUMI Inc 29,500 520
Murata Manufacturing Co Ltd 46,700 2,627
Nidec Corp 36,200 2,228
Omron Corp 15,100 1,003
TDK Corp 10,600 995
Venture Corp Ltd 22,400 243
Yokogawa Electric Corp 18,600 269
$ 18,041
Energy - Alternate Sources - 0.19%
Siemens Gamesa Renewable Energy SA
(d)
19,364 329
Vestas Wind Systems A/S 16,154 1,650
$ 1,979
Engineering & Construction - 1.39%
ACS Actividades de Construccion y Servicios SA 20,752 531
Aena SME SA
(d),(f)
5,484 783
Aeroports de Paris 2,413 251
Auckland International Airport Ltd 98,700 400
Bouygues SA
(d)
18,509 568
Cellnex Telecom SA
(f)
20,343 1,141
CIMIC Group Ltd 7,889 131
CK Infrastructure Holdings Ltd 54,000 271
Eiffage SA
(d)
6,765 618
Ferrovial SA 39,371 1,073
Fraport AG Frankfurt Airport Services Worldwide
(d),(e)
3,380 169
HOCHTIEF AG 2,010 178

Schedule of Investments
International Equity Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Infrastrutture Wireless Italiane SpA
(f)
19,492 $ 198
Japan Airport Terminal Co Ltd 4,200 185
JGC Holdings Corp 17,900 193
Kajima Corp 36,600 416
Keppel Corp Ltd 118,200 496
Lendlease Group 53,722 464
NWS Holdings Ltd 127,500 101
Obayashi Corp 52,800 490
Shimizu Corp 44,900 380
Singapore Technologies Engineering Ltd 126,900 287
Skanska AB
(d)
27,630 555
Sydney Airport 89,938 352
Taisei Corp 15,600 542
Vinci SA 41,853 3,905
$ 14,678
Entertainment - 0.67%
Aristocrat Leisure Ltd 46,678 805
Evolution Gaming Group AB
(f)
10,325 607
Flutter Entertainment PLC 11,152 1,423
Genting Singapore Ltd 491,300 274
GVC Holdings PLC 47,332 465
La Francaise des Jeux SAEM
(d),(f)
6,980 238
Oriental Land Co Ltd/Japan 16,300 2,368
Sega Sammy Holdings Inc 14,100 184
Tabcorp Holdings Ltd 164,497 354
Toho Co Ltd/Tokyo 9,100 334
$ 7,052
Environmental Control - 0.02%
Kurita Water Industries Ltd 8,100 224
Food - 5.38%
a2 Milk Co Ltd
(d)
59,770 708
Ajinomoto Co Inc 37,800 645
Associated British Foods PLC 28,936 654
Barry Callebaut AG 246 496
Calbee Inc 6,900 200
Carrefour SA 49,176 748
Casino Guichard Perrachon SA
(d),(e)
3,523 133
Chocoladefabriken Lindt & Spruengli AG - PC 87 729
Chocoladefabriken Lindt & Spruengli AG - REG 8 698
Coles Group Ltd 108,344 1,109
Colruyt SA 4,499 271
Dairy Farm International Holdings Ltd 27,558 116
Danone SA 50,156 3,451
ICA Gruppen AB
(e)
8,168 385
J Sainsbury PLC 143,787 345
Jardine Strategic Holdings Ltd 17,977 359
Jeronimo Martins SGPS SA
(d)
20,445 349
Just Eat Takeaway.com NV
(d),(f)
9,856 1,073
Kerry Group PLC 12,904 1,599
Kikkoman Corp 11,900 600
Kobe Bussan Co Ltd 4,900 253
Koninklijke Ahold Delhaize NV 89,403 2,267
MEIJI Holdings Co Ltd 9,200 695
METRO AG 14,625 137
Mowi ASA 35,701 673
Nestle SA 241,715 26,245
NH Foods Ltd 6,700 248
Nisshin Seifun Group Inc 16,095 251
Nissin Foods Holdings Co Ltd 5,100 427
Ocado Group PLC
(d)
37,539 1,021
Orkla ASA 61,004 548
Seven & i Holdings Co Ltd 61,300 2,103
Tesco PLC 795,438 2,259
Toyo Suisan Kaisha Ltd 7,200 377
WH Group Ltd
(f)
778,000 677
Wilmar International Ltd 156,100 441
Wm Morrison Supermarkets PLC
(e)
195,334 453
Woolworths Group Ltd 102,439 2,413
Yakult Honsha Co Ltd 9,600 590
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Yamazaki Baking Co Ltd 9,900 $ 177
$ 56,923
Food Service - 0.25%
Compass Group PLC 144,876 2,124
Sodexo SA 7,187 485
$ 2,609
Forest Products & Paper - 0.39%
Mondi PLC 39,438 742
Oji Holdings Corp 70,100 353
Smurfit Kappa Group PLC 18,357 599
Stora Enso Oyj 47,251 580
Svenska Cellulosa AB SCA
(d)
49,208 616
UPM-Kymmene Oyj 43,351 1,251
$ 4,141
Gas - 0.76%
Enagas SA 20,216 456
Hong Kong & China Gas Co Ltd 826,020 1,393
National Grid PLC 284,944 3,278
Naturgy Energy Group SA 23,980 447
Osaka Gas Co Ltd 30,500 612
Snam SpA 165,441 775
Toho Gas Co Ltd 6,100 303
Tokyo Gas Co Ltd 30,600 733
$ 7,997
Hand & Machine Tools - 0.36%
Amada Co Ltd 27,000 241
Disco Corp 2,300 515
Fuji Electric Co Ltd 10,400 278
Makita Corp 18,300 622
Schindler Holding AG - PC 3,308 773
Schindler Holding AG - REG 1,636 382
Techtronic Industries Co Ltd 112,000 977
$ 3,788
Healthcare - Products - 2.37%
Alcon Inc
(d)
39,936 2,585
Ambu A/S 13,259 448
Asahi Intecc Co Ltd 15,900 488
Carl Zeiss Meditec AG
(d)
3,270 335
Cochlear Ltd 5,209 672
Coloplast A/S 9,650 1,632
Demant A/S
(d)
8,966 254
DiaSorin SpA 2,044 430
EssilorLuxottica SA 23,100 3,006
Fisher & Paykel Healthcare Corp Ltd 46,667 870
GN Store Nord A/S 10,399 566
Koninklijke Philips NV
(d)
72,835 3,311
Olympus Corp 94,700 1,647
QIAGEN NV
(d)
18,747 819
Sartorius Stedim Biotech
(d)
2,247 612
Shimadzu Corp 18,100 492
Siemens Healthineers AG
(f)
12,184 633
Smith & Nephew PLC 71,037 1,449
Sonova Holding AG 4,447 980
Straumann Holding AG 839 684
Sysmex Corp 13,600 1,091
Terumo Corp 52,500 2,065
$ 25,069
Healthcare - Services - 0.92%
BioMerieux 3,365 484
Eurofins Scientific SE 1,071 728
Fresenius Medical Care AG & Co KGaA
(d)
17,309 1,464
Fresenius SE & Co KGaA
(d)
33,955 1,642
Lonza Group AG 6,050 2,988
NMC Health PLC
(g),(h)
7,238 —
Orpea 4,197 492
PeptiDream Inc
(d)
7,700 346
Ramsay Health Care Ltd 14,524 679
Ryman Healthcare Ltd 32,489 245

Schedule of Investments
International Equity Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Sonic Healthcare Ltd 36,657 $ 689
$ 9,757
Holding Companies - Diversified - 0.23%
CK Hutchison Holdings Ltd 219,632 1,352
Jardine Matheson Holdings Ltd 17,853 718
Swire Pacific Ltd 40,500 213
Washington H Soul Pattinson & Co Ltd 8,750 111
$ 2,394
Home Builders - 0.47%
Barratt Developments PLC 82,708 511
Berkeley Group Holdings PLC 10,224 521
Daiwa House Industry Co Ltd 46,100 1,144
Iida Group Holdings Co Ltd 12,020 178
Persimmon PLC 25,903 739
Sekisui Chemical Co Ltd 29,600 415
Sekisui House Ltd 50,600 966
Taylor Wimpey PLC 266,691 478
$ 4,952
Home Furnishings - 0.89%
Electrolux AB 18,320 302
Hoshizaki Corp 4,200 339
Panasonic Corp 179,400 1,607
SEB SA 1,840 254
Sharp Corp/Japan 17,400 190
Sony Corp 103,500 6,703
$ 9,395
Insurance - 4.69%
Admiral Group PLC 15,506 448
Aegon NV 145,336 390
Ageas SA/NV 14,502 495
AIA Group Ltd 982,200 8,060
Allianz SE 33,885 6,141
AMP Ltd
(d)
279,125 304
Assicurazioni Generali SpA 89,250 1,244
Aviva PLC 318,528 983
AXA SA 157,095 2,883
Baloise Holding AG 3,766 539
CNP Assurances
(d)
13,943 148
Dai-ichi Life Holdings Inc 87,700 1,151
Direct Line Insurance Group PLC 111,679 366
Gjensidige Forsikring ASA
(d)
16,245 296
Hannover Rueck SE 4,899 791
Insurance Australia Group Ltd 187,707 767
Japan Post Holdings Co Ltd 128,000 934
Japan Post Insurance Co Ltd 18,300 233
Legal & General Group PLC 484,519 1,196
M&G PLC 211,168 368
Mapfre SA 87,545 154
Medibank Pvt Ltd 223,684 425
MS&AD Insurance Group Holdings Inc 36,200 1,066
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
11,722 2,673
NN Group NV 23,719 728
Prudential PLC 211,283 2,740
QBE Insurance Group Ltd 117,841 694
RSA Insurance Group PLC 83,793 410
Sampo Oyj 38,256 1,375
SCOR SE
(d)
12,879 323
Sompo Holdings Inc 27,350 976
Sony Financial Holdings Inc 12,400 299
Suncorp Group Ltd 102,417 632
Swiss Life Holding AG 2,594 919
Swiss Re AG 23,934 1,634
T&D Holdings Inc 43,800 398
Tokio Marine Holdings Inc 52,000 2,256
Tryg A/S 9,817 276
Zurich Insurance Group AG 12,152 3,932
$ 49,647
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 1.19%
Auto Trader Group PLC
(f)
78,465 $ 546
CyberAgent Inc 8,200 415
Delivery Hero SE
(d),(f)
10,396 1,000
Iliad SA 1,203 211
Kakaku.com Inc 11,000 267
LINE Corp
(d)
4,900 245
M3 Inc 35,900 1,450
Mercari Inc
(d)
6,700 201
MonotaRO Co Ltd 10,200 371
Prosus NV
(d)
39,588 3,303
Rakuten Inc 70,000 637
Scout24 AG
(f)
8,738 669
SEEK Ltd 27,166 365
Trend Micro Inc/Japan 10,700 589
United Internet AG 8,327 343
Wix.com Ltd
(d)
4,154 924
Z Holdings Corp 215,600 887
ZOZO Inc 8,900 164
$ 12,587
Investment Companies - 0.53%
Eurazeo SE
(d)
3,193 156
EXOR NV 8,809 475
Groupe Bruxelles Lambert SA 6,554 532
Industrivarden AB
(d)
12,889 289
Investor AB 36,996 1,985
Kinnevik AB 19,650 498
L E Lundbergforetagen AB
(d)
6,173 308
Melrose Industries PLC 394,593 569
Pargesa Holding SA 3,136 238
Sofina SA 1,252 342
Wendel SE 2,179 201
$ 5,593
Iron & Steel - 0.36%
ArcelorMittal SA
(d)
58,220 558
BlueScope Steel Ltd 41,061 302
Evraz PLC 41,275 145
Fortescue Metals Group Ltd 137,541 1,273
Hitachi Metals Ltd 17,500 202
JFE Holdings Inc 40,000 295
Nippon Steel Corp 65,677 606
thyssenkrupp AG
(d),(e)
32,867 223
voestalpine AG 9,427 184
$ 3,788
Leisure Products & Services - 0.19%
Shimano Inc 6,000 1,104
Yamaha Corp 10,900 532
Yamaha Motor Co Ltd 22,800 330
$ 1,966
Lodging - 0.43%
Accor SA
(d)
15,388 435
City Developments Ltd 37,000 202
Crown Resorts Ltd 30,251 194
Galaxy Entertainment Group Ltd 177,000 1,210
InterContinental Hotels Group PLC 14,047 674
Melco Resorts & Entertainment Ltd ADR 17,746 285
Sands China Ltd 197,200 775
SJM Holdings Ltd 162,000 181
Whitbread PLC 10,917 342
Whitbread PLC - Rights
(d)
5,458 68
Wynn Macau Ltd 126,800 217
$ 4,583
Machinery - Construction & Mining - 0.88%
Epiroc AB - A Shares 53,527 599
Epiroc AB - B Shares 31,675 355
Hitachi Construction Machinery Co Ltd 8,800 232
Hitachi Ltd 78,600 2,539
Komatsu Ltd 71,200 1,440
Mitsubishi Electric Corp 148,300 1,958
Mitsubishi Heavy Industries Ltd 26,100 677

Schedule of Investments
International Equity Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining (continued)
Sandvik AB
(d)
91,695 $ 1,533
$ 9,333
Machinery - Diversified - 2.26%
ANDRITZ AG
(d)
5,913 222
Atlas Copco AB - A Shares 54,542 2,157
Atlas Copco AB - B Shares 31,695 1,127
CNH Industrial NV
(d)
83,112 507
Daifuku Co Ltd 8,200 642
FANUC Corp 15,800 2,823
GEA Group AG 12,462 374
Hexagon AB
(d)
22,858 1,268
Husqvarna AB 33,943 252
Keyence Corp 14,860 6,121
KION Group AG 5,277 295
Kone Oyj 27,607 1,856
Kubota Corp 84,300 1,135
Metso OYJ 8,549 279
Miura Co Ltd 7,000 301
Nabtesco Corp 9,200 287
SMC Corp/Japan 4,700 2,380
Spirax-Sarco Engineering PLC 5,984 734
Sumitomo Heavy Industries Ltd 9,000 206
THK Co Ltd 9,800 256
Yaskawa Electric Corp 19,600 707
$ 23,929
Media - 0.49%
Bollore SA 71,674 206
Informa PLC 122,005 699
ITV PLC 294,254 293
Pearson PLC 62,356 357
Schibsted ASA - B Shares
(d)
7,962 191
Telenet Group Holding NV 3,723 152
Vivendi SA 67,350 1,540
Wolters Kluwer NV 22,176 1,770
$ 5,208
Metal Fabrication & Hardware - 0.17%
Maruichi Steel Tube Ltd 4,600 118
MISUMI Group Inc 23,100 615
NSK Ltd 29,200 215
SKF AB 30,919 572
Tenaris SA 38,355 241
$ 1,761
Mining - 2.29%
Anglo American PLC 99,759 2,112
Antofagasta PLC 32,030 350
BHP Group Ltd 239,266 5,631
BHP Group PLC 171,545 3,373
Boliden AB 22,216 485
Evolution Mining Ltd 131,510 535
Glencore PLC
(d)
811,660 1,533
Mitsubishi Materials Corp 9,100 207
Newcrest Mining Ltd 65,620 1,330
Norsk Hydro ASA
(d)
109,231 278
Northern Star Resources Ltd 60,106 582
Rio Tinto Ltd 30,152 1,883
Rio Tinto PLC 91,105 4,941
South32 Ltd 397,962 503
Sumitomo Metal Mining Co Ltd 19,000 530
$ 24,273
Miscellaneous Manufacturers - 1.02%
Alfa Laval AB
(d)
25,553 519
Alstom SA 15,600 657
JSR Corp 16,400 323
Knorr-Bremse AG 3,929 416
Nikon Corp 24,500 225
Orica Ltd 32,859 377
Siemens AG 62,135 6,851
Smiths Group PLC 32,181 525
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Toshiba Corp 31,500 $ 864
$ 10,757
Office & Business Equipment - 0.35%
Canon Inc 81,300 1,670
FUJIFILM Holdings Corp 29,300 1,344
Ricoh Co Ltd 54,500 404
Seiko Epson Corp 22,800 258
$ 3,676
Oil & Gas - 3.36%
Ampol Ltd 20,282 367
BP PLC 1,644,992 6,290
DCC PLC 7,993 671
Eni SpA 206,621 1,879
Equinor ASA 81,352 1,186
Galp Energia SGPS SA 40,714 484
Idemitsu Kosan Co Ltd 15,981 356
Inpex Corp 83,200 583
JXTG Holdings Inc 249,430 964
Lundin Energy AB 15,096 368
Neste Oyj 34,362 1,400
Oil Search Ltd 160,268 373
OMV AG 11,962 395
Repsol SA 114,477 1,078
Royal Dutch Shell PLC - A Shares 334,301 5,291
Royal Dutch Shell PLC - B Shares 302,474 4,618
Santos Ltd 143,813 515
TOTAL SA 200,760 7,613
Woodside Petroleum Ltd 76,535 1,155
$ 35,586
Pharmaceuticals - 10.27%
Alfresa Holdings Corp 15,300 309
Astellas Pharma Inc 151,300 2,703
AstraZeneca PLC 106,578 11,478
Bayer AG 79,795 5,455
Chugai Pharmaceutical Co Ltd 18,200 2,690
Daiichi Sankyo Co Ltd 46,100 4,332
Eisai Co Ltd 20,500 1,609
Galapagos NV
(d)
3,415 693
GlaxoSmithKline PLC 407,439 8,439
Grifols SA 24,228 756
Hikma Pharmaceuticals PLC 11,808 376
Hisamitsu Pharmaceutical Co Inc 4,200 213
Ipsen SA 3,064 240
Kobayashi Pharmaceutical Co Ltd 4,000 358
Kyowa Kirin Co Ltd 21,800 592
Medipal Holdings Corp 15,000 297
Merck KGaA 10,498 1,210
Nippon Shinyaku Co Ltd 3,700 320
Novartis AG 174,485 15,190
Novo Nordisk A/S 143,716 9,414
Ono Pharmaceutical Co Ltd 30,100 863
Orion Oyj 8,542 457
Otsuka Holdings Co Ltd 31,800 1,434
Recordati SpA 8,494 387
Roche Holding AG 57,064 19,808
Sanofi 91,655 8,965
Santen Pharmaceutical Co Ltd 29,300 543
Shionogi & Co Ltd 21,800 1,293
Sumitomo Dainippon Pharma Co Ltd 14,400 204
Suzuken Co Ltd/Aichi Japan 5,500 200
Taisho Pharmaceutical Holdings Co Ltd 2,800 178
Takeda Pharmaceutical Co Ltd 127,900 5,003
Teva Pharmaceutical Industries Ltd ADR
(d)
88,769 1,112
UCB SA 10,270 1,028
Vifor Pharma AG 3,696 566
$ 108,715

Schedule of Investments
International Equity Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0.10%
APA Group 95,833 $ 742
Koninklijke Vopak NV 5,712 313
$ 1,055
Private Equity - 0.22%
3i Group PLC 79,034 809
EQT AB
(d)
19,350 306
Partners Group Holding AG 1,519 1,265
$ 2,380
Real Estate - 1.60%
Aeon Mall Co Ltd 8,350 117
Aroundtown SA 93,584 515
Azrieli Group Ltd 3,466 183
CapitaLand Ltd
(d)
208,700 429
CK Asset Holdings Ltd 210,132 1,154
Daito Trust Construction Co Ltd 5,300 561
Deutsche Wohnen SE 27,757 1,243
Hang Lung Properties Ltd 165,000 349
Henderson Land Development Co Ltd 118,982 428
Hongkong Land Holdings Ltd 94,783 358
Hulic Co Ltd 24,700 250
Kerry Properties Ltd 53,500 127
LEG Immobilien AG
(d)
5,605 701
Mitsubishi Estate Co Ltd 96,100 1,527
Mitsui Fudosan Co Ltd 75,400 1,450
New World Development Co Ltd 499,000 507
Nomura Real Estate Holdings Inc 9,400 173
REA Group Ltd 4,280 288
Sino Land Co Ltd 253,073 297
Sumitomo Realty & Development Co Ltd 25,200 698
Sun Hung Kai Properties Ltd 106,000 1,242
Swire Properties Ltd 95,200 214
Swiss Prime Site AG 6,171 577
Tokyu Fudosan Holdings Corp 49,800 252
UOL Group Ltd 37,700 183
Vonovia SE 41,843 2,407
Wharf Real Estate Investment Co Ltd 87,000 337
Wheelock & Co Ltd 59,000 401
$ 16,968
REITs - 1.40%
Ascendas Real Estate Investment Trust 249,750 556
British Land Co PLC/The 71,502 362
CapitaLand Commercial Trust 219,500 273
CapitaLand Mall Trust 209,800 303
Covivio 3,899 228
Daiwa House REIT Investment Corp 160 395
Dexus 89,051 536
Gecina SA 3,724 478
GLP J-Reit
(d)
295 393
Goodman Group 133,656 1,373
GPT Group/The 158,214 421
ICADE 2,423 174
Japan Prime Realty Investment Corp 63 192
Japan Real Estate Investment Corp 107 582
Japan Retail Fund Investment Corp 213 281
Klepierre SA 15,980 304
Land Securities Group PLC 57,212 430
Link REIT 167,900 1,268
Mapletree Commercial Trust 174,700 249
Mapletree Logistics Trust 216,000 315
Mirvac Group 319,520 501
Nippon Building Fund Inc 104 650
Nippon Prologis REIT Inc
(d)
170 479
Nomura Real Estate Master Fund Inc 344 422
Orix JREIT Inc 213 308
Scentre Group 425,498 634
Segro PLC 89,071 926
Stockland 193,661 462
Suntec Real Estate Investment Trust 159,900 167
Unibail-Rodamco-Westfield 11,241 596
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
United Urban Investment Corp 241 $ 255
Vicinity Centres 259,394 279
$ 14,792
Retail - 2.05%
ABC-Mart Inc 2,700 164
Aeon Co Ltd 53,200 1,179
Cie Financiere Richemont SA 42,399 2,492
Cosmos Pharmaceutical Corp 1,600 230
FamilyMart Co Ltd 20,600 386
Fast Retailing Co Ltd 4,800 2,698
Hennes & Mauritz AB
(e)
65,252 992
Industria de Diseno Textil SA 88,599 2,468
Isetan Mitsukoshi Holdings Ltd 27,400 184
JD Sports Fashion PLC 35,572 292
Kingfisher PLC 171,388 416
Lawson Inc 4,000 222
Marui Group Co Ltd 15,500 280
McDonald's Holdings Co Japan Ltd 5,400 287
Moncler SpA
(d)
15,734 590
Next PLC 10,800 653
Nitori Holdings Co Ltd 6,400 1,159
Pan Pacific International Holdings Corp 33,500 676
Pandora A/S 8,123 407
Ryohin Keikaku Co Ltd 19,400 294
Shimamura Co Ltd 1,800 127
Sundrug Co Ltd 5,900 199
Swatch Group AG/The - BR
(e)
2,352 474
Swatch Group AG/The - REG 4,274 167
Tsuruha Holdings Inc 3,000 444
USS Co Ltd 17,900 312
Welcia Holdings Co Ltd 3,800 320
Wesfarmers Ltd 92,092 2,480
Yamada Denki Co Ltd 58,700 286
Zalando SE
(d),(f)
12,321 838
$ 21,716
Semiconductors - 1.93%
Advantest Corp 16,300 809
ASM Pacific Technology Ltd 25,000 229
ASML Holding NV 34,573 11,325
Hamamatsu Photonics KK 11,400 518
Infineon Technologies AG 101,602 2,141
Lasertec Corp 6,000 495
Renesas Electronics Corp
(d)
62,600 326
Rohm Co Ltd 7,200 488
STMicroelectronics NV 51,806 1,287
SUMCO Corp 21,300 329
Tokyo Electron Ltd 12,200 2,455
$ 20,402
Shipbuilding - 0.04%
Wartsila OYJ Abp 36,046 283
Yangzijiang Shipbuilding Holdings Ltd 209,700 140
$ 423
Software - 1.73%
AVEVA Group PLC 5,248 267
Dassault Systemes SE 10,679 1,823
Konami Holdings Corp 7,600 267
Nemetschek SE 4,690 373
Nexon Co Ltd 39,400 821
Oracle Corp Japan 3,200 374
Sage Group PLC/The 88,659 760
SAP SE 84,812 10,824
Square Enix Holdings Co Ltd 7,500 365
TeamViewer AG
(d)
10,558 536
Temenos AG 5,320 818
TIS Inc 18,000 383
Ubisoft Entertainment SA
(d)
7,351 570
WiseTech Global Ltd 11,637 159
$ 18,340

Schedule of Investments
International Equity Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 4.13%
Altice Europe NV
(d)
50,487 $ 199
BT Group PLC 722,377 1,040
Deutsche Telekom AG 270,712 4,249
Elisa Oyj 11,553 720
Hikari Tsushin Inc 1,700 373
HKT Trust & HKT Ltd 307,980 438
KDDI Corp 134,000 3,911
Koninklijke KPN NV 290,156 709
Nice Ltd
(d)
5,075 942
Nippon Telegraph & Telephone Corp 104,600 2,381
Nokia OYJ 459,215 1,826
NTT DOCOMO Inc 94,900 2,608
Orange SA 162,040 1,949
PCCW Ltd 345,000 190
Proximus SADP 12,355 256
SES SA 31,144 231
Singapore Telecommunications Ltd 663,200 1,168
Softbank Corp 155,400 1,973
SoftBank Group Corp 127,400 5,819
Spark New Zealand Ltd 149,207 410
Swisscom AG 2,105 1,095
Tele2 AB 40,561 537
Telecom Italia SpA/Milano
(d)
679,148 252
Telecom Italia SpA/Milano - RSP 489,584 190
Telefonaktiebolaget LM Ericsson 237,067 2,171
Telefonica Deutschland Holding AG 84,570 258
Telefonica SA 379,540 1,777
Telenor ASA 58,580 888
Telia Co AB 205,143 702
Telstra Corp Ltd 338,096 724
TPG Telecom Ltd 30,144 170
Vodafone Group PLC 2,174,383 3,576
$ 43,732
Textiles - 0.02%
Teijin Ltd 14,500 238
Toys, Games & Hobbies - 0.43%
Bandai Namco Holdings Inc 16,200 901
Nintendo Co Ltd 9,100 3,700
$ 4,601
Transportation - 1.88%
AP Moller - Maersk A/S - A 263 242
AP Moller - Maersk A/S - B 532 524
Aurizon Holdings Ltd 158,623 503
Central Japan Railway Co 11,700 2,005
Deutsche Post AG
(d)
80,345 2,516
DSV PANALPINA A/S 17,179 1,821
East Japan Railway Co 24,600 1,932
Getlink SE
(d)
35,738 517
Hankyu Hanshin Holdings Inc 18,600 688
Kamigumi Co Ltd 8,000 157
Keihan Holdings Co Ltd 7,800 372
Keikyu Corp 18,000 302
Keio Corp 8,300 495
Keisei Electric Railway Co Ltd 10,600 348
Kintetsu Group Holdings Co Ltd 13,900 683
Kuehne + Nagel International AG
(d)
4,387 634
Kyushu Railway Co 12,200 347
MTR Corp Ltd 125,500 606
Nagoya Railroad Co Ltd 15,200 459
Nippon Express Co Ltd 6,000 309
Nippon Yusen KK 12,500 181
Odakyu Electric Railway Co Ltd 24,000 601
Poste Italiane SpA
(f)
42,435 375
Seibu Holdings Inc 17,400 227
SG Holdings Co Ltd 12,900 422
Tobu Railway Co Ltd 15,600 554
Tokyu Corp 40,700 647
West Japan Railway Co 13,300 861
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Yamato Holdings Co Ltd 25,100 $ 558
$ 19,886
Water - 0.24%
Severn Trent PLC 19,328 585
Suez SA
(e)
28,069 320
United Utilities Group PLC 55,385 631
Veolia Environnement SA
(e)
43,771 964
$ 2,500
TOTAL COMMON STOCKS $ 1,030,380
PREFERRED STOCKS - 0.54% Shares Held Value (000's)
Automobile Manufacturers - 0.30%
Bayerische Motoren Werke AG 2.52% 4,620 $ 213
Porsche Automobil Holding SE 3.11% 12,438 684
Volkswagen AG 0.00%
(d)
15,074 2,232
$ 3,129
Chemicals - 0.02%
FUCHS PETROLUB SE 0.97% 5,646 226
Consumer Products - 0.12%
Henkel AG & Co KGaA 1.85% 14,471 1,294
Electronics - 0.10%
Sartorius AG 0.36% 2,889 1,077
TOTAL PREFERRED STOCKS $ 5,726
Total Investments $ 1,062,407
Other Assets and Liabilities -  (0.35)% (3,683)
TOTAL NET ASSETS - 100.00% $ 1,058,724
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,712 or
0.82% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,553 or 1.47% of net assets.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.

Schedule of Investments
International Equity Index Fund
May 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
Japan 25.76%
United Kingdom 13.11%
Switzerland 10.41%
France 10.12%
Germany 8.72%
Australia 6.45%
Netherlands 4.45%
Hong Kong 3.01%
Sweden 2.82%
United States 2.49%
Denmark 2.31%
Spain 2.31%
Italy 1.97%
Finland 1.18%
Singapore 1.08%
Ireland 1.01%
Belgium 0.87%
Israel 0.63%
Norway 0.53%
New Zealand 0.30%
Luxembourg 0.21%
Austria 0.17%
Portugal 0.17%
Macao 0.09%
China 0.06%
Jordan 0.04%
Isle of Man 0.04%
Chile 0.03%
Russian Federation 0.01%
United Arab Emirates 0.00%
Other Assets and Liabilities
(0.35)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales May 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 6,107 $ 274,625 $ 272,121 $ 8,611
$ 6,107 $ 274,625 $ 272,121 $ 8,611
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 40 $ — $ — $ —
$ 40 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2020 Long 26 $ 2,243 $ 343
Total $ 343
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
May 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.58% Shares Held Value (000's)
Money Market Funds - 5.58%
BlackRock Liquidity FedFund - Institutional
Class 0.10%
(a),(b)
6,186,918 $ 6,187
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
42,584,427 42,585
$ 48,772
TOTAL INVESTMENT COMPANIES $ 48,772
COMMON STOCKS - 95.73% Shares Held Value (000's)
Advertising - 0.57%
Stroeer SE & Co KGaA 67,977 4,947
Aerospace & Defense - 0.28%
Ultra Electronics Holdings PLC 99,177 2,422
Agriculture - 0.32%
Genus PLC 64,013 2,769
Airlines - 0.21%
Wizz Air Holdings Plc
(d),(e)
45,129 1,835
Apparel - 0.92%
boohoo Group PLC
(d)
1,154,328 5,555
Puma SE
(d)
32,117 2,311
Yue Yuen Industrial Holdings Ltd 102,500 148
$ 8,014
Automobile Manufacturers - 0.21%
Isuzu Motors Ltd 196,600 1,847
Automobile Parts & Equipment - 1.61%
Rheinmetall AG 67,346 5,485
Toyoda Gosei Co Ltd 242,600 5,208
TS Tech Co Ltd 118,100 3,341
$ 14,034
Banks - 3.56%
Banco Comercial Portugues SA 2,789,453 305
BAWAG Group AG
(d),(e)
87,876 2,903
Cembra Money Bank AG 43,119 4,284
Chiba Bank Ltd/The 877,200 4,187
Israel Discount Bank Ltd 1,253,943 3,982
Mediobanca Banca di Credito Finanziario SpA 627,538 4,128
Mizrahi Tefahot Bank Ltd 211,405 4,138
Paragon Banking Group PLC 709,050 3,104
Shinsei Bank Ltd 318,000 4,067
$ 31,098
Beverages - 1.05%
Carlsberg A/S 16,511 2,140
Royal Unibrew A/S
(d)
87,160 7,005
$ 9,145
Building Materials - 1.74%
Buzzi Unicem SpA 313,187 6,263
Ibstock PLC
(e)
1,055,874 2,402
ROCKWOOL International A/S 23,366 6,557
$ 15,222
Chemicals - 3.10%
Arkema SA
(f)
62,373 5,469
Denka Co Ltd 224,200 5,518
Koninklijke DSM NV 20,028 2,562
Lintec Corp 138,900 3,323
Solvay SA
(f)
24,437 1,866
Sumitomo Bakelite Co Ltd 142,300 4,017
Zeon Corp 453,100 4,376
$ 27,131
Commercial Services - 2.32%
Aggreko PLC 363,843 2,132
Loomis AB
(d)
187,129 4,732
Nishio Rent All Co Ltd 92,700 2,040
Park24 Co Ltd 265,300 5,125
QinetiQ Group PLC 875,612 3,214
Rentokil Initial PLC 487,807 3,017
$ 20,260
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 5.45%
Appen Ltd 281,990 $ 5,807
Computacenter PLC 141,286 2,814
CyberArk Software Ltd
(d)
45,264 4,698
Indra Sistemas SA
(d)
398,671 3,112
Keywords Studios PLC 132,911 2,967
Logitech International SA 66,717 3,964
MCJ Co Ltd 292,300 2,286
NEC Corp 68,000 3,058
NEC Networks & System Integration Corp 186,000 3,510
Nomura Research Institute Ltd 118,900 3,153
S&T AG
(d),(f)
147,250 3,885
Softcat PLC 182,797 2,603
Sopra Steria Group 25,251 2,997
Teleperformance 11,645 2,773
$ 47,627
Distribution & Wholesale - 2.11%
Inchcape PLC 726,773 4,518
Rexel SA 480,779 4,902
Seven Group Holdings Ltd
(f)
440,723 4,785
Toromont Industries Ltd 87,604 4,226
$ 18,431
Diversified Financial Services - 2.43%
Euronext NV
(e)
49,128 4,564
IG Group Holdings PLC 384,902 3,640
Man Group PLC/Jersey 1,850,964 3,258
Mitsubishi UFJ Lease & Finance Co Ltd 401,400 1,968
TP ICAP PLC 492,023 2,078
Zenkoku Hosho Co Ltd 147,200 5,686
$ 21,194
Electric - 2.48%
Capital Power Corp 246,500 4,786
Chubu Electric Power Co Inc 100,100 1,349
Hera SpA 1,339,807 5,131
Iren SpA 1,704,763 4,257
Northland Power Inc 267,800 6,193
$ 21,716
Electrical Components & Equipment - 1.04%
Prysmian SpA 246,571 5,285
Signify NV
(d),(e)
177,350 3,819
$ 9,104
Electronics - 1.46%
Anritsu Corp
(f)
330,800 6,560
Halma PLC 102,254 2,968
Mycronic AB
(d)
182,653 3,232
$ 12,760
Energy - Alternate Sources - 0.37%
Vestas Wind Systems A/S 31,569 3,224
Engineering & Construction - 4.40%
ACS Actividades de Construccion y Servicios SA 57,090 1,461
Balfour Beatty PLC 722,247 2,244
Downer EDI Ltd 1,080,454 3,258
Hazama Ando Corp 746,700 4,841
Kajima Corp 479,800 5,448
KAWADA TECHNOLOGIES Inc 25,300 1,198
Kyowa Exeo Corp 286,000 6,588
Penta-Ocean Construction Co Ltd 918,400 4,801
SPIE SA 179,060 2,802
Stantec Inc 132,600 4,006
Yokogawa Bridge Holdings Corp 86,900 1,767
$ 38,414
Entertainment - 1.61%
Flutter Entertainment PLC 51,593 6,564
GVC Holdings PLC 583,750 5,730
Sega Sammy Holdings Inc 4,100 54
Tokyotokeiba Co Ltd 52,100 1,717
$ 14,065

Schedule of Investments
International Small Company Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 4.45%
AAK AB
(d)
184,652 $ 3,378
Empire Co Ltd 217,300 4,918
HelloFresh SE
(d)
147,084 6,014
J Sainsbury PLC 1,986,662 4,764
Morinaga Milk Industry Co Ltd 157,900 6,660
NH Foods Ltd 140,800 5,210
Nichirei Corp
(f)
139,700 3,949
Sonae SGPS SA 3,096,906 2,319
WH Group Ltd
(e)
1,914,500 1,665
$ 38,877
Food Service - 0.21%
Autogrill SpA 330,225 1,871
Forest Products & Paper - 0.87%
Interfor Corp
(d)
357,000 2,443
UPM- Kymmene Oyj 99,617 2,874
West Fraser Timber Co Ltd 84,300 2,281
$ 7,598
Gas - 0.64%
Rubis SCA 117,132 5,613
Healthcare - Products - 2.52%
Ambu A/S 57,698 1,947
Carl Zeiss Meditec AG
(d)
15,015 1,537
ConvaTec Group PLC
(e)
1,587,319 3,998
Elekta AB 406,713 4,293
GN Store Nord A/S 110,749 6,024
Sartorius Stedim Biotech
(d)
15,611 4,249
$ 22,048
Healthcare - Services - 2.07%
Evotec SE
(d),(f)
125,822 3,425
ICON PLC
(d)
34,401 5,795
Korian SA 88,256 3,184
Orpea 48,193 5,653
$ 18,057
Home Builders - 0.44%
Redrow PLC 663,322 3,860
Insurance - 2.25%
ASR Nederland NV 229,147 6,299
Direct Line Insurance Group PLC 1,422,226 4,659
Phoenix Group Holdings PLC 797,616 6,132
Swiss Life Holding AG 7,238 2,566
$ 19,656
Internet - 0.83%
Scout24 AG
(e)
94,714 7,255
Investment Companies - 0.46%
Kinnevik AB 159,396 4,041
Lodging - 0.16%
NagaCorp Ltd 1,154,000 1,381
Machinery - Diversified - 3.27%
ATS Automation Tooling Systems Inc
(d)
156,600 2,276
Bucher Industries AG 19,685 5,702
Husqvarna AB 727,496 5,395
KION Group AG 80,485 4,506
Okuma Holdings Inc 109,800 4,588
SIG Combibloc Group AG
(d)
362,382 6,098
$ 28,565
Media - 1.93%
Future PLC 138,759 2,378
Nine Entertainment Co Holdings Ltd 4,004,232 3,954
ProSiebenSat.1 Media SE
(f)
451,700 5,823
Tokyo Broadcasting System Holdings Inc 301,600 4,740
$ 16,895
Mining - 3.49%
Alacer Gold Corp
(d)
269,300 1,678
Equinox Gold Corp
(d)
325,800 2,991
IGO Ltd 713,852 2,391
Lundin Mining Corp 1,063,600 4,898
NRW Holdings Ltd 1,518,373 1,971
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
OZ Minerals Ltd 472,174 $ 2,979
Saracen Mineral Holdings Ltd
(d)
1,772,696 5,944
SSR Mining Inc
(d)
254,627 4,897
Wesdome Gold Mines Ltd
(d)
331,200 2,769
$ 30,518
Miscellaneous Manufacturers - 0.95%
Aalberts NV 83,403 2,290
Trelleborg AB
(d)
263,281 3,603
Vesuvius PLC 531,499 2,423
$ 8,316
Office & Business Equipment - 0.58%
Canon Marketing Japan Inc 150,800 3,075
Sato Holdings Corp 87,400 2,018
$ 5,093
Oil & Gas - 1.75%
Aker BP ASA
(f)
80,360 1,299
Beach Energy Ltd 3,860,843 4,171
DCC PLC 67,569 5,668
Parex Resources Inc
(d)
371,967 4,182
$ 15,320
Packaging & Containers - 0.83%
DS Smith PLC 1,724,052 7,295
Pharmaceuticals - 3.70%
Almirall SA 124,963 1,639
Clinigen Group Plc 184,308 1,988
Dechra Pharmaceuticals PLC 98,197 3,387
Hikma Pharmaceuticals PLC 210,840 6,715
Nichi-iko Pharmaceutical Co Ltd 109,600 1,336
Nippon Shinyaku Co Ltd 66,100 5,712
Sawai Pharmaceutical Co Ltd 121,800 6,716
Ship Healthcare Holdings Inc 64,800 2,811
Towa Pharmaceutical Co Ltd 96,900 2,050
$ 32,354
Pipelines - 0.63%
Keyera Corp 141,800 2,247
Koninklijke Vopak NV 59,376 3,252
$ 5,499
Private Equity - 0.88%
Intermediate Capital Group PLC 378,492 5,952
Jafco Co Ltd 51,100 1,720
$ 7,672
Real Estate - 4.13%
CA Immobilien Anlagen AG
(d)
66,862 2,261
Castellum AB 347,576 6,535
Entra ASA
(e)
168,149 2,278
Hysan Development Co Ltd 926,000 2,525
IMMOFINANZ AG
(d)
106,671 1,999
Kojamo Oyj 47,037 959
LEG Immobilien AG
(d)
60,334 7,550
PSP Swiss Property AG 58,872 6,702
UOL Group Ltd 1,089,900 5,297
$ 36,106
REITs - 7.41%
Allied Properties Real Estate Investment Trust 124,859 3,627
alstria office REIT-AG
(d)
218,546 3,186
Canadian Apartment Properties REIT 74,700 2,547
Charter Hall Group 859,428 5,564
Cofinimmo SA 17,887 2,441
Covivio 49,350 2,883
Frasers Logistics & Commercial Trust 2,844,700 2,243
GLP J- Reit
(d)
3,850 5,123
Granite Real Estate Investment Trust 62,100 3,064
ICADE 47,476 3,404
Inmobiliaria Colonial Socimi SA 273,115 2,469
Japan Hotel REIT Investment Corp 6,673 2,776
Kenedix Office Investment Corp 684 3,781
Kenedix Residential Next Investment Corp 1,932 3,244
Mapletree Commercial Trust 2,034,773 2,895

Schedule of Investments
International Small Company Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Mapletree Industrial Trust 2,818,000 $ 5,448
MCUBS MidCity Investment Corp 2,169 1,704
Merlin Properties Socimi SA 150,908 1,271
Mitsui Fudosan Logistics Park Inc 1,174 5,107
Summit Industrial Income REIT 258,200 1,971
$ 64,748
Retail - 6.22%
B&M European Value Retail SA 1,391,416 6,720
cocokara fine Inc 45,300 2,295
Cosmos Pharmaceutical Corp 53,600 7,710
Grafton Group PLC 365,175 2,824
JD Sports Fashion PLC 469,023 3,845
Man Wah Holdings Ltd 3,135,200 2,463
Moncler SpA
(d)
56,147 2,104
Ryohin Keikaku Co Ltd 339,600 5,150
Saizeriya Co Ltd 134,100 2,856
Seiko Holdings Corp 127,000 2,156
Super Retail Group Ltd 662,490 3,703
Sushiro Global Holdings Ltd 282,600 5,994
Tsuruha Holdings Inc 44,400 6,574
$ 54,394
Semiconductors - 0.88%
ASM International NV 66,061 7,705
Shipbuilding - 0.20%
Mitsui E&S Holdings Co Ltd
(d)
325,800 1,710
Software - 2.57%
CompuGroup Medical SE 28,556 2,340
Descartes Systems Group Inc /The
(d)
86,900 4,143
Kinaxis Inc
(d)
31,000 4,003
NSD Co Ltd 134,500 2,101
Open Text Corp 74,300 3,087
TIS Inc 321,200 6,827
$ 22,501
Telecommunications - 1.67%
Bezeq The Israeli Telecommunication Corp Ltd
(d)
5,539,827 4,766
Proximus SADP 219,068 4,545
Spark New Zealand Ltd 1,928,114 5,301
$ 14,612
Transportation - 2.50%
ComfortDelGro Corp Ltd 2,920,800 2,984
Kamigumi Co Ltd 291,800 5,719
National Express Group PLC 840,458 2,267
Sankyu Inc 138,100 5,637
TFI International Inc 172,400 5,221
$ 21,828
TOTAL COMMON STOCKS $ 836,647
Total Investments $ 885,419
Other Assets and Liabilities -  (1.31)% (11,452)
TOTAL NET ASSETS - 100.00% $ 873,967
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $25,548 or 2.92% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $30,719 or 3.51% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Location Percent
Japan 25.63%
United Kingdom 12.42%
Canada 9.25%
Germany 6.22%
United States 5.77%
Australia 5.08%
France 5.04%
Sweden 4.03%
Switzerland 3.57%
Netherlands 3.48%
Italy 3.31%
Denmark 3.08%
Ireland 2.72%
Singapore 2.15%
Israel 2.01%
Austria 1.27%
Spain 1.15%
Belgium 1.01%
Hong Kong 0.78%
Jordan 0.77%
Isle of Man 0.65%
New Zealand 0.61%
Finland 0.44%
Norway 0.41%
Portugal 0.30%
Cambodia 0.16%
Other Assets and Liabilities
(1.31)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales May 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 29,546 $ 368,470 $ 355,431 $ 42,585
$ 29,546 $ 368,470 $ 355,431 $ 42,585
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 129 $ — $ — $ —
$ 129 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.04% Shares Held Value (000's)
Exchange-Traded Funds - 0.04%
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
435 $ 24
VanEck Vectors Short High-Yield Municipal
Index ETF
1,000 23
$ 47
TOTAL INVESTMENT COMPANIES $ 47
MUNICIPAL BONDS - 103.98%
Principal
Amount (000's) Value (000's)
Alabama - 3.97%
Lower Alabama Gas District/The
5.00%, 09/01/2034 $ 1,500 $ 1,902
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
1,000 1,003
5.25%, 05/01/2044
(a)
2,000 2,041
$ 4,946
Arizona - 4.61%
Arizona Industrial Development Authority
5.00%, 01/01/2049
(a)
1,000 886
7.25%, 01/01/2054
(a)
1,000 936
Navajo Nation
5.50%, 12/01/2030
(a)
2,500 2,657
Salt Verde Financial Corp
5.00%, 12/01/2032 1,000 1,261
$ 5,740
Arkansas - 0.69%
Arkansas Development Finance Authority
4.50%, 09/01/2049
(a)
1,000 860
California - 4.01%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 500 549
California Statewide Communities Development
Authority
5.25%, 12/01/2048
(a)
1,000 1,018
California Statewide Communities Development
Authority (credit support from Ginnie Mae
Collateral )
4.90%, 07/20/2039
(b)
500 510
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,008
La Verne Public Financing Authority
7.25%, 09/01/2026 490 491
Oakland Unified School District/Alameda County
5.00%, 08/01/2035 1,225 1,422
$ 4,998
Colorado - 5.82%
Centerra Metropolitan District No 1
5.00%, 12/01/2037
(a)
1,000 955
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,182
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 1,000 1,106
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,078
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 500 446
Prairie Farm Metropolitan District
5.25%, 12/01/2048 1,000 1,008
Velocity Metropolitan District No 3
5.50%, 12/01/2048 1,500 1,466
$ 7,241
Connecticut - 1.77%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
2,400 2,208
District of Columbia - 0.82%
District of Columbia
4.00%, 07/01/2039 1,000 1,015
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida - 4.88%
Florida Development Finance Corp
6.25%, 01/01/2049
(a),(c)
$ 1,000 $ 873
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(d)
2,999 3,426
Ocean Highway & Port Authority
5.50%, 12/01/2049
(a)
1,500 1,452
Orange County Housing Finance Authority
7.00%, 10/01/2025 325 326
$ 6,077
Illinois - 15.22%
City of Chicago IL
5.50%, 01/01/2042 300 305
5.50%, 01/01/2049 1,000 1,019
6.00%, 01/01/2038 1,900 2,034
7.46%, 02/15/2026 1,707 1,194
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2031 760 867
5.00%, 01/01/2039 1,200 1,341
Illinois Finance Authority
0.00%, 12/01/2042
(e)
300 156
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 1,000 1,056
5.00%, 06/15/2029 1,000 1,049
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(d)
5,000 5,761
Metropolitan Pier & Exposition Authority
4.00%, 06/15/2050 500 426
5.00%, 06/15/2050 1,000 961
5.00%, 06/15/2057 500 475
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(b)
1,000 1,131
State of Illinois
5.50%, 07/01/2027 1,150 1,179
$ 18,954
Indiana - 0.93%
Indiana Finance Authority
7.00%, 03/01/2039
(a)
1,000 841
Town of Shoals IN
7.25%, 11/01/2043 300 312
$ 1,153
Louisiana - 6.84%
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.00%, 11/01/2044
(a)
900 690
4.40%, 11/01/2044
(a)
1,000 813
5.50%, 11/01/2039
(a)
800 741
5.65%, 11/01/2037
(a)
1,000 969
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
278 —
Parish of St James LA
6.35%, 10/01/2040
(a)
4,000 4,384
Parish of St John the Baptist LA
2.10%, 06/01/2037
(c)
1,000 916
$ 8,513
Maine - 0.85%
Finance Authority of Maine
5.25%, 01/01/2025
(a)
1,000 1,062
Maryland - 0.80%
City of Westminster MD
6.25%, 07/01/2044 600 610
Maryland Economic Development Corp
5.38%, 06/01/2025 390 390
$ 1,000

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Michigan - 3.30%
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 $ 1,000 $ 991
Michigan Finance Authority
5.00%, 07/01/2035 1,000 1,181
Michigan Strategic Fund
5.00%, 11/15/2043 1,000 959
5.00%, 11/15/2049 1,000 977
$ 4,108
Missouri - 1.98%
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(b)
400 502
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 1,005
Kansas City Industrial Development Authority
5.00%, 04/01/2046
(a)
1,100 959
$ 2,466
Montana - 1.05%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,312
Nevada - 1.88%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
1,396 1,538
State of Nevada Department of Business &
Industry
5.13%, 12/15/2037
(a)
1,000 803
$ 2,341
New Hampshire - 1.84%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(c)
1,000 915
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08/01/2059 1,000 1,370
$ 2,285
New Jersey - 7.47%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 250 252
Essex County Improvement Authority
5.25%, 07/01/2045
(a)
1,300 1,303
New Jersey Economic Development Authority
5.00%, 07/15/2028 500 534
5.00%, 06/15/2047 500 512
5.25%, 06/15/2040 55 68
5.25%, 06/15/2040 945 978
5.63%, 11/15/2030 1,500 1,506
5.75%, 09/15/2027 500 478
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,098
South Jersey Port Corp
5.00%, 01/01/2048 1,000 974
South Jersey Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2029
(b)
500 592
$ 9,295
New York - 2.84%
Glen Cove Local Economic Assistance Corp
5.00%, 01/01/2056 1,000 979
New York Counties Tobacco Trust VI
5.00%, 06/01/2041 400 419
New York State Thruway Authority
5.25%, 01/01/2056 1,000 1,134
New York Transportation Development Corp
5.00%, 01/01/2036 1,000 1,004
$ 3,536
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Ohio - 5.55%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 $ 3,000 $ 3,027
Cleveland Department of Public Utilities Division
of Public Power (credit support from Assured
Guaranty Municipal Corp )
4.00%, 11/15/2037
(b)
500 576
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043 1,000 1,004
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(a)
1,000 1,005
5.00%, 07/01/2049
(a)
1,000 953
Ohio State Air Quality Development Authority
Escrow
0.00%, 12/01/2023
(e),(f)
1,000 347
$ 6,912
Oklahoma - 1.67%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,000 1,085
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 990
$ 2,075
Oregon - 0.54%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(e)
1,000 677
Pennsylvania - 5.92%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 500 449
5.13%, 05/01/2030 1,000 835
Commonwealth Financing Authority
5.00%, 06/01/2028 1,000 1,244
5.00%, 06/01/2035 1,000 1,190
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 919
Pennsylvania Economic Development Financing
Authority
3.25%, 08/01/2039
(a)
1,000 830
5.50%, 11/01/2044 1,000 1,004
5.75%, 06/01/2036
(a)
1,000 902
$ 7,373
South Carolina - 0.38%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 500 470
South Dakota - 0.40%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
500 500
Tennessee - 2.78%
Chattanooga Health Educational & Housing
Facility Board
5.00%, 10/01/2028 1,050 1,079
5.00%, 10/01/2035 500 501
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 1,000 1,127
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(a)
750 752
$ 3,459
Texas - 6.80%
Grand Parkway Transportation Corp
3.00%, 10/01/2050 1,250 1,238
North Texas Tollway Authority
5.00%, 01/01/2045 615 689
5.00%, 01/01/2048 500 568
Port Beaumont Navigation District
4.00%, 01/01/2050
(a)
3,500 2,934

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 $ 1,915 $ 2,200
Texas Private Activity Bond Surface
Transportation Corp
7.00%, 12/31/2038 300 340
7.00%, 06/30/2040 500 502
$ 8,471
Utah - 1.06%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,319
Vermont - 1.08%
Vermont Economic Development Authority
4.63%, 04/01/2036
(a),(c)
1,300 1,350
Virginia - 1.80%
Amelia County Industrial Development Authority
3.00%, 04/01/2027
(c)
1,500 1,516
Virginia Small Business Financing Authority
3.00%, 11/01/2040 700 722
$ 2,238
Wisconsin - 4.43%
Public Finance Authority
5.00%, 01/01/2024 500 521
5.00%, 12/01/2025 1,200 1,269
5.00%, 09/01/2039
(a)
1,000 936
5.25%, 04/01/2030 600 602
Wisconsin Health & Educational Facilities
Authority
5.00%, 03/15/2050 1,175 1,297
5.50%, 07/01/2023 80 76
6.00%, 07/01/2028 170 150
6.50%, 07/01/2033 300 251
7.00%, 07/01/2043 500 413
$ 5,515
TOTAL MUNICIPAL BONDS $ 129,469
Total Investments $ 129,516
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.18)%
Notes with interest rates of 0.17% - 0.44% at May
31, 2020 and contractual maturity of collateral
from 2024-2026.
(g)
$ (5,197) (5,197)
Total Net Investments $ 124,319
Other Assets and Liabilities -  0.16% 197
TOTAL NET ASSETS - 100.00% $ 124,516
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $39,208 or 31.49% of net assets.
(b) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(e) Non-income producing security
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $347 or 0.28%
of net assets.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
May 31, 2020.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 89.72%
General Obligation Unlimited 4.78%
General Obligation Limited 2.94%
Insured 2.66%
Tax Allocation 1.37%
Prerefunded 1.15%
Certificate Participation 0.96%
Special Tax 0.40%
Investment Companies 0.04%
Liability For Floating Rate Notes Issued (4.18)%
Other Assets and Liabilities
0.16%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
May 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.74% Shares Held Value (000's)
Money Market Funds - 2.74%
BlackRock Liquidity FedFund - Institutional
Class 0.10%
(a),(b)
111 $ —
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
36,939,760 36,940
$ 36,940
TOTAL INVESTMENT COMPANIES $ 36,940
COMMON STOCKS - 96.75% Shares Held Value (000's)
Aerospace & Defense - 2.51%
Aselsan Elektronik Sanayi Ve Ticaret AS 7,650,300 33,879
Apparel - 0.41%
F&F Co Ltd 68,600 5,524
Automobile Parts & Equipment - 1.29%
Hyundai Mobis Co Ltd 60,300 9,668
Weichai Power Co Ltd 4,437,800 7,688
$ 17,356
Banks - 4.73%
Banco do Brasil SA 1,094,900 6,239
China Merchants Bank Co Ltd 6,599,200 31,096
OTP Bank Nyrt
(d)
177,500 5,967
Sberbank of Russia PJSC ADR 1,793,600 20,454
$ 63,756
Beverages - 0.50%
Kweichow Moutai Co Ltd 34,948 6,699
Building Materials - 4.56%
Anhui Conch Cement Co Ltd 4,846,200 36,543
China National Building Material Co Ltd 5,612,500 6,367
China Resources Cement Holdings Ltd 8,801,300 11,120
Taiwan Cement Corp 5,282,541 7,499
$ 61,529
Chemicals - 0.47%
Soulbrain Co Ltd 97,400 6,379
Commercial Services - 2.87%
China Yuhua Education Corp Ltd
(e)
10,930,969 10,724
New Oriental Education & Technology Group Inc
ADR
(d)
169,700 20,357
YDUQS Participacoes SA 1,433,500 7,656
$ 38,737
Computers - 2.24%
Infosys Ltd ADR 1,126,318 10,249
Phison Electronics Corp 963,000 8,876
Wiwynn Corp 416,100 11,150
$ 30,275
Diversified Financial Services - 2.90%
B3 SA - Brasil Bolsa Balcao 1,378,400 11,781
Chailease Holding Co Ltd 1,862,895 7,261
E.Sun Financial Holding Co Ltd 8,869,851 7,899
Manappuram Finance Ltd 2,837,400 4,728
Muthoot Finance Ltd 654,000 7,486
$ 39,155
Electric - 0.45%
Mahanagar Gas Ltd 471,400 6,072
Electronics - 4.20%
FLEXium Interconnect Inc 1,826,000 6,632
Luxshare Precision Industry Co Ltd 982,975 6,168
Micro-Star International Co Ltd 4,914,100 16,580
Radiant Opto-Electronics Corp 1,994,800 6,867
Simplo Technology Co Ltd 620,800 6,651
Tripod Technology Corp 1,632,300 6,138
Zhen Ding Technology Holding Ltd 1,916,300 7,659
$ 56,695
Engineering & Construction - 0.32%
Grupo Aeroportuario del Centro Norte SAB de
CV
(d)
974,500 4,291
Environmental Control - 0.71%
China Conch Venture Holdings Ltd 2,125,900 9,595
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 2.18%
Dino Polska SA
(d),(e)
229,600 $ 10,476
WH Group Ltd
(e)
15,952,000 13,877
X5 Retail Group NV 169,300 5,005
$ 29,358
Gas - 5.42%
China Gas Holdings Ltd 3,082,000 10,896
China Resources Gas Group Ltd 4,984,300 27,305
ENN Energy Holdings Ltd 2,344,100 27,520
Indraprastha Gas Ltd 1,173,000 7,308
$ 73,029
Healthcare - Products - 1.17%
China Medical System Holdings Ltd 5,278,700 6,054
Shandong Weigao Group Medical Polymer Co
Ltd
5,515,500 9,674
$ 15,728
Insurance - 3.64%
PICC Property & Casualty Co Ltd 10,568,500 9,247
Ping An Insurance Group Co of China Ltd 4,025,900 39,841
$ 49,088
Internet - 17.37%
Alibaba Group Holding Ltd ADR
(d)
456,800 94,736
JD.com Inc ADR
(d)
293,006 15,919
NCSoft Corp 24,900 15,906
Tencent Holdings Ltd 1,647,505 89,222
Vipshop Holdings Ltd ADR
(d)
1,063,900 18,448
$ 234,231
Lodging - 0.37%
NagaCorp Ltd 4,139,900 4,955
Mining - 4.33%
MMC Norilsk Nickel PJSC ADR 1,562,746 49,664
Polymetal International PLC 437,100 8,786
$ 58,450
Miscellaneous Manufacturers - 1.45%
Elite Material Co Ltd 1,636,800 8,065
Sunny Optical Technology Group Co Ltd 854,300 11,481
$ 19,546
Oil & Gas - 1.98%
LUKOIL PJSC ADR 354,500 26,635
Pharmaceuticals - 4.36%
Changchun High & New Technology Industry
Group Inc
74,983 7,006
CSPC Pharmaceutical Group Ltd 8,071,300 15,911
Jiangsu Hengrui Medicine Co Ltd 585,579 6,463
Richter Gedeon Nyrt 316,400 6,915
Sino Biopharmaceutical Ltd 11,556,700 18,261
YiChang HEC ChangJiang Pharmaceutical Co
Ltd
(e)
1,186,300 4,217
$ 58,773
Real Estate - 2.03%
China Vanke Co Ltd 3,737,700 12,202
Country Garden Services Holdings Co Ltd
(d)
1,863,900 8,831
Longfor Group Holdings Ltd
(e)
1,376,000 6,293
$ 27,326
Retail - 3.28%
ANTA Sports Products Ltd 2,807,700 25,163
Wal-Mart de Mexico SAB de CV 4,054,300 10,147
Zhongsheng Group Holdings Ltd 1,713,100 8,863
$ 44,173
Semiconductors - 14.13%
Novatek Microelectronics Corp 2,620,700 17,944
Parade Technologies Ltd
(d)
267,000 7,690
Realtek Semiconductor Corp
(d)
1,319,900 11,401
Samsung Electronics Co Ltd 52,377 54,063
Samsung Electronics Co Ltd 452,300 18,629
Taiwan Semiconductor Manufacturing Co Ltd 1,410,407 13,711
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,332,017 67,040
$ 190,478

Schedule of Investments
Origin Emerging Markets Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 5.78%
G-bits Network Technology Xiamen Co Ltd 122,300 $ 6,923
HCL Technologies Ltd 3,911,000 28,544
NetEase Inc ADR 110,800 42,425
$ 77,892
Telecommunications - 1.10%
Accton Technology Corp 1,845,000 14,872
TOTAL COMMON STOCKS $ 1,304,476
PREFERRED STOCKS - 0.23% Shares Held Value (000's)
Banks - 0.23%
Banco Bradesco SA 0.02% 870,870 $ 3,075
TOTAL PREFERRED STOCKS $ 3,075
Total Investments $ 1,344,491
Other Assets and Liabilities -  0.28% 3,752
TOTAL NET ASSETS - 100.00% $ 1,348,243
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $45,587 or 3.38% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 44.63%
Taiwan 17.35%
Korea, Republic Of 8.17%
Russian Federation 7.55%
Hong Kong 6.05%
India 4.77%
United States 2.74%
Turkey 2.51%
Brazil 2.13%
Mexico 1.07%
Hungary 0.95%
Poland 0.78%
Cyprus 0.65%
Cambodia 0.37%
Other Assets and Liabilities
0.28%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales May 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 40,635 $ 547,089 $ 550,784 $ 36,940
$ 40,635 $ 547,089 $ 550,784 $ 36,940
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 213 $ — $ — $ —
$ 213 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.05% Shares Held Value (000's)
Money Market Funds - 2.05%
BlackRock Liquidity FedFund - Institutional
Class 0.10%
(a),(b)
9 $ —
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
32,899,625 32,899
$ 32,899
TOTAL INVESTMENT COMPANIES $ 32,899
COMMON STOCKS - 97.98% Shares Held Value (000's)
Advertising - 0.62%
Interpublic Group of Cos Inc /The 581,793 9,954
Agriculture - 1.40%
Phibro Animal Health Corp 858,335 22,488
Automobile Manufacturers - 0.50%
NFI Group Inc 674,306 7,998
Automobile Parts & Equipment - 1.99%
Linamar Corp 1,151,551 31,983
Banks - 12.79%
Bank OZK 1,836,166 41,295
Cathay General Bancorp 1,109,655 30,171
Cullen/Frost Bankers Inc 307,393 23,353
East West Bancorp Inc 1,126,034 39,355
PacWest Bancorp 1,541,279 26,680
Preferred Bank/Los Angeles CA 241,574 9,076
ServisFirst Bancshares Inc 590,165 20,585
Washington Trust Bancorp Inc 474,937 15,184
$ 205,699
Chemicals - 4.12%
HB Fuller Co 235,125 8,845
Huntsman Corp 1,774,109 32,200
RPM International Inc 336,892 25,193
$ 66,238
Computers - 4.13%
Amdocs Ltd 459,741 28,623
Leidos Holdings Inc 359,434 37,845
$ 66,468
Consumer Products - 1.75%
Avery Dennison Corp 254,120 28,123
Diversified Financial Services - 1.70%
Federal Agricultural Mortgage Corp 182,279 11,689
Raymond James Financial Inc 225,692 15,636
$ 27,325
Electric - 4.22%
ALLETE Inc 602,153 35,364
IDACORP Inc 74,480 6,944
PNM Resources Inc 205,937 8,406
Portland General Electric Co 208,396 9,818
Unitil Corp 151,083 7,278
$ 67,810
Electrical Components & Equipment - 3.79%
Energizer Holdings Inc 611,250 26,822
Littelfuse Inc 210,548 34,212
$ 61,034
Electronics - 2.54%
Hubbell Inc 147,885 18,104
nVent Electric PLC 1,242,454 22,774
$ 40,878
Food - 2.25%
Ingredion Inc 429,063 36,140
Gas - 1.50%
ONE Gas Inc 82,327 6,913
Spire Inc 236,901 17,275
$ 24,188
Hand & Machine Tools - 4.73%
Lincoln Electric Holdings Inc 284,611 23,386
MSA Safety Inc 237,697 28,272
Snap-on Inc 187,904 24,369
$ 76,027
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 5.07%
CONMED Corp 366,423 $ 26,899
LeMaitre Vascular Inc 193,691 5,208
STERIS PLC 206,706 34,291
Teleflex Inc 41,703 15,132
$ 81,530
Home Builders - 1.98%
LCI Industries 322,804 31,935
Insurance - 6.03%
Assured Guaranty Ltd 920,286 23,863
Fidelity National Financial Inc 1,251,166 39,912
James River Group Holdings Ltd 859,463 33,236
$ 97,011
Leisure Products & Services - 3.68%
Acushnet Holdings Corp 1,102,246 36,837
Brunswick Corp/DE 405,318 22,297
$ 59,134
Machinery - Diversified - 3.92%
Albany International Corp 331,562 19,993
Crane Co 426,395 23,759
Nordson Corp 102,261 19,261
$ 63,013
Media - 1.31%
John Wiley & Sons Inc 523,499 21,045
Miscellaneous Manufacturers - 1.02%
Donaldson Co Inc 165,513 7,853
EnPro Industries Inc 188,635 8,504
$ 16,357
Oil & Gas - 2.91%
Cimarex Energy Co 464,429 12,205
Delek US Holdings Inc 355,404 6,991
Diamondback Energy Inc 329,878 14,046
HollyFrontier Corp 433,816 13,644
$ 46,886
Packaging & Containers - 1.65%
Packaging Corp of America 261,726 26,542
Pipelines - 0.88%
Targa Resources Corp 789,560 14,125
REITs - 12.70%
Agree Realty Corp 368,541 23,133
Camden Property Trust 44,647 4,088
CyrusOne Inc 573,519 42,635
EastGroup Properties Inc 176,483 20,516
Four Corners Property Trust Inc 843,968 18,247
Granite Real Estate Investment Trust 388,587 19,172
Medical Properties Trust Inc 1,503,475 27,183
National Health Investors Inc 213,696 11,858
STORE Capital Corp 1,236,333 23,911
Terreno Realty Corp 262,458 13,435
$ 204,178
Semiconductors - 5.18%
Kulicke & Soffa Industries Inc 958,115 21,423
MKS Instruments Inc 490,064 51,766
Monolithic Power Systems Inc 48,214 10,113
$ 83,302
Shipbuilding - 1.52%
Huntington Ingalls Industries Inc 122,440 24,474
Software - 0.33%
Broadridge Financial Solutions Inc 43,434 5,260
Toys, Games & Hobbies - 1.77%
Hasbro Inc 387,084 28,455
TOTAL COMMON STOCKS $ 1,575,600
Total Investments $ 1,608,499
Other Assets and Liabilities -  (0.03)% (510)
TOTAL NET ASSETS - 100.00% $ 1,607,989

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2020 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Financial 33.22%
Industrial 19.17%
Consumer, Non-cyclical 10.47%
Consumer, Cyclical 9.92%
Technology 9.64%
Utilities 5.72%
Basic Materials 4.12%
Energy 3.79%
Money Market Funds 2.05%
Communications 1.93%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales May 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 43,288 $ 515,898 $ 526,287 $ 32,899
$ 43,288 $ 515,898 $ 526,287 $ 32,899
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 279 $ — $ — $ —
$ 279 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Growth Fund
May 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.12% Shares Held Value (000's)
Money Market Funds - 1.12%
BlackRock Liquidity FedFund - Institutional
Class 0.10%
(a),(b)
34,300 $ 35
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
32,416 32
$ 67
TOTAL INVESTMENT COMPANIES $ 67
COMMON STOCKS - 99.50% Shares Held Value (000's)
Advertising - 0.62%
Trade Desk Inc /The
(d)
119 37
Airlines - 1.91%
Southwest Airlines Co 3,538 114
Apparel - 0.69%
Crocs Inc
(d)
1,445 41
Automobile Parts & Equipment - 2.29%
Visteon Corp
(d)
1,904 137
Banks - 2.27%
SVB Financial Group
(d)
635 136
Beverages - 0.90%
Boston Beer Co Inc /The
(d)
96 54
Biotechnology - 7.94%
ACADIA Pharmaceuticals Inc
(d)
1,036 52
Arrowhead Pharmaceuticals Inc
(d)
782 25
Biohaven Pharmaceutical Holding Co Ltd
(d)
1,112 69
Bio-Rad Laboratories Inc
(d)
60 30
CRISPR Therapeutics AG
(d)
1,026 66
Exact Sciences Corp
(d)
952 82
Fate Therapeutics Inc
(d)
1,274 41
Immunomedics Inc
(d)
1,157 39
Mirati Therapeutics Inc
(d)
356 35
Seattle Genetics Inc
(d)
228 36
$ 475
Building Materials - 3.36%
Masonite International Corp
(d)
1,559 103
Trex Co Inc
(d)
813 98
$ 201
Commercial Services - 3.51%
Chegg Inc
(d)
769 47
FTI Consulting Inc
(d)
362 44
TransUnion 1,382 119
$ 210
Computers - 2.39%
Crowdstrike Holdings Inc
(d)
1,630 143
Diversified Financial Services - 2.37%
Hamilton Lane Inc 1,127 82
Tradeweb Markets Inc 908 60
$ 142
Electrical Components & Equipment - 1.94%
Generac Holdings Inc
(d)
355 39
Littelfuse Inc 471 77
$ 116
Electronics - 0.74%
Keysight Technologies Inc
(d)
406 44
Energy - Alternate Sources - 2.06%
Enphase Energy Inc
(d)
507 30
SolarEdge Technologies Inc
(d)
655 93
$ 123
Engineering & Construction - 1.69%
TopBuild Corp
(d)
883 101
Healthcare - Products - 12.59%
CONMED Corp 626 46
Inspire Medical Systems Inc
(d)
1,625 132
Insulet Corp
(d)
798 150
NanoString Technologies Inc
(d)
1,196 37
Natera Inc
(d)
2,967 130
Penumbra Inc
(d)
371 64
Repligen Corp
(d)
210 28
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Tandem Diabetes Care Inc
(d)
1,995 $ 166
$ 753
Healthcare - Services - 2.54%
Addus HomeCare Corp
(d)
308 30
Amedisys Inc
(d)
181 35
LHC Group Inc
(d)
536 87
$ 152
Home Builders - 4.06%
DR Horton Inc 2,728 151
KB Home 2,769 92
$ 243
Internet - 5.37%
Chewy Inc
(d)
595 26
Okta Inc
(d)
402 79
Q2 Holdings Inc
(d)
1,235 102
Zendesk Inc
(d)
1,332 114
$ 321
Leisure Products & Services - 4.35%
Fox Factory Holding Corp
(d)
2,236 161
YETI Holdings Inc
(d)
3,064 99
$ 260
Machinery - Diversified - 1.74%
Middleby Corp/The
(d)
405 28
Nordson Corp 405 76
$ 104
Office & Business Equipment - 0.49%
Zebra Technologies Corp
(d)
110 29
Pharmaceuticals - 4.92%
DexCom Inc
(d)
177 67
Horizon Therapeutics Plc
(d)
3,656 186
MyoKardia Inc
(d)
117 12
Reata Pharmaceuticals Inc
(d)
201 29
$ 294
Retail - 6.31%
Burlington Stores Inc
(d)
344 72
Floor & Decor Holdings Inc
(d)
2,882 150
Freshpet Inc
(d)
408 31
National Vision Holdings Inc
(d)
1,868 50
Papa John's International Inc 947 74
$ 377
Semiconductors - 7.16%
Ambarella Inc
(d)
880 50
Cree Inc
(d)
535 28
Inphi Corp
(d)
1,272 160
Lattice Semiconductor Corp
(d)
4,564 113
MKS Instruments Inc 290 31
Teradyne Inc 686 46
$ 428
Software - 11.69%
Coupa Software Inc
(d)
236 54
Everbridge Inc
(d)
727 106
Five9 Inc
(d)
843 88
Nuance Communications Inc
(d)
6,794 155
RingCentral Inc
(d)
801 220
Tyler Technologies Inc
(d)
203 76
$ 699
Transportation - 3.60%
CryoPort Inc
(d),(e)
1,386 34
Kansas City Southern 955 144
Knight-Swift Transportation Holdings Inc 886 37
$ 215
TOTAL COMMON STOCKS $ 5,949
Total Investments $ 6,016
Other Assets and Liabilities -  (0.62)% (37)
TOTAL NET ASSETS - 100.00% $ 5,979

Schedule of Investments
Small-MidCap Growth Fund
May 31, 2020 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $35 or
0.59% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 32.40%
Technology 21.73%
Consumer, Cyclical 19.61%
Industrial 13.07%
Communications 5.99%
Financial 4.64%
Energy 2.06%
Money Market Funds 1.12%
Other Assets and Liabilities
(0.62)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales May 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 53 $ 1,950 $ 1,971 $ 32
$ 53 $ 1,950 $ 1,971 $ 32
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.85% Shares Held Value (000's)
Exchange-Traded Funds - 0.71%
Invesco Preferred ETF 547,091 $ 7,867
iShares Preferred & Income Securities ETF
(a)
1,076,030 37,812
$ 45,679
Money Market Funds - 3.14%
BlackRock Liquidity FedFund - Institutional
Class 0.10%
(b),(c)
4,918,523 4,918
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
197,876,746 197,877
$ 202,795
TOTAL INVESTMENT COMPANIES $ 248,474
CONVERTIBLE PREFERRED STOCKS
- 0.92% Shares Held Value (000's)
Banks - 0.58%
Bank of America Corp 7.25%
(f)
470 $ 642
Wells Fargo & Co 7.50%
(f)
27,052 36,520
$ 37,162
Hand & Machine Tools - 0.34%
Stanley Black & Decker Inc 0.00%, 05/15/2021
(e),(f)
21,000 21,945
TOTAL CONVERTIBLE PREFERRED STOCKS $ 59,107
PREFERRED STOCKS - 12.77% Shares Held Value (000's)
Banks - 3.41%
AgriBank FCB 6.88%, 01/01/2024
(f)
61,700 6,185
3 Month USD LIBOR + 4.23%
Associated Banc-Corp 5.88%, 12/15/2023
(a),(f)
2,429 62
Bank of New York Mellon Corp/The 5.20%,
09/20/2020
(a),(f)
126,983 3,237
Citigroup Inc 6.88%, 11/15/2023
(a),(f)
414,370 11,217
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 6.35%, 04/06/2024
(f)
14,879 376
3 Month USD LIBOR + 3.64%
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(f)
742,590 19,203
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc/OH 5.88%,
10/15/2021
(a),(f)
325,787 8,324
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(f)
990,264 25,420
JPMorgan Chase & Co 4.75%, 12/01/2024
(f)
277,529 6,883
JPMorgan Chase & Co 5.75%, 12/01/2023
(a),(f)
222,039 5,982
KeyCorp 6.13%, 12/15/2026
(a),(f)
750,031 21,061
3 Month USD LIBOR + 3.89%
Morgan Stanley 4.88%, 01/15/2025
(f)
7,117 174
Morgan Stanley 5.85%, 04/15/2027
(a),(f)
649,481 17,335
3 Month USD LIBOR + 3.49%
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(a),(f)
1,239,905 32,733
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(a),(f)
331,650 8,527
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(f)
236,076 6,081
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(f)
344,000 7,516
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Truist Financial Corp 5.63%, 06/01/2021
(f)
134,160 3,453
US Bancorp 3.50%, 07/01/2020
(f)
11,300 227
3 Month USD LIBOR + 0.60%
US Bancorp 6.50%, 01/15/2022
(f)
239,945 6,418
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(f)
170,096 4,215
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(a),(f)
194,856 5,016
Wells Fargo & Co 4.75%, 03/15/2025
(f)
330,978 7,854
Wells Fargo & Co 5.63%, 06/15/2022
(a),(f)
194,971 5,046
Wells Fargo & Co 5.85%, 09/15/2023
(f)
62,555 1,570
3 Month USD LIBOR + 3.09%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 6.63%, 03/15/2024
(f)
207,457 $ 5,527
3 Month USD LIBOR + 3.69%
$ 219,642
Diversified Financial Services - 0.30%
Affiliated Managers Group Inc 5.88%,
03/30/2059
146,661 3,953
Capital One Financial Corp 0.00%, 06/01/2025
(e),(f)
160,148 3,499
Capital One Financial Corp 5.00%, 12/01/2024
(a),(f)
355,725 8,310
Charles Schwab Corp/The 6.00%, 12/01/2020
(f)
138,263 3,516
$ 19,278
Electric - 2.72%
Alabama Power Co 5.00%, 10/01/2022
(a),(f)
572,000 15,804
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
490,152 13,234
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079
(a)
114,535 3,048
Dominion Energy Inc 5.25%, 07/30/2076
(a)
890,372 23,346
DTE Energy Co 5.25%, 12/01/2062 306,488 7,751
DTE Energy Co 5.25%, 12/01/2077 315,006 8,190
DTE Energy Co 5.38%, 06/01/2076 7,539 195
Duke Energy Corp 5.13%, 01/15/2073 341,237 8,695
Duke Energy Corp 5.75%, 06/15/2024
(f)
68,264 1,890
Entergy Arkansas LLC 4.90%, 12/01/2052 147,158 3,810
Entergy Louisiana LLC 4.70%, 06/01/2063
(a)
156,785 4,025
Entergy Louisiana LLC 4.88%, 09/01/2066
(a)
24,691 643
Entergy Louisiana LLC 5.25%, 07/01/2052
(a)
97,081 2,481
Entergy Texas Inc 5.38%, 10/15/2024
(a),(f)
30,000 776
Georgia Power Co 5.00%, 10/01/2077 262,012 6,818
Integrys Holding Inc 6.00%, 08/01/2073 81,343 2,054
3 Month USD LIBOR + 3.22%
Interstate Power and Light Co 5.10%,
07/01/2020
(a),(f)
493,973 12,606
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
225,022 6,008
NextEra Energy Capital Holdings Inc 5.00%,
01/15/2073
(a)
477,663 12,099
NextEra Energy Capital Holdings Inc 5.13%,
11/15/2072
(a)
658,383 16,657
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
(a)
77,046 2,075
Southern Co/The 0.00%, 01/30/2080
(e)
239,337 5,972
Southern Co/The 5.25%, 12/01/2077
(a)
555,000 14,535
Southern Co/The 5.25%, 10/01/2076 100,061 2,575
$ 175,287
Food - 0.34%
Dairy Farmers of America Inc 7.88%,
07/01/2020
(f),(g)
16,000 1,376
Dairy Farmers of America Inc 7.88%,
12/01/2025
(f),(g)
236,300 20,322
$ 21,698
Gas - 0.02%
Entergy New Orleans LLC 5.00%, 12/01/2052 3,299 84
Entergy New Orleans LLC 5.50%, 04/01/2066
(a)
46,623 1,240
$ 1,324
Insurance - 1.92%
Allstate Corp/The 4.75%, 01/15/2025
(a),(f)
153,679 3,931
Allstate Corp/The 5.10%, 01/15/2053
(a)
537,816 14,048
3 Month USD LIBOR + 3.17%
American Financial Group Inc/OH 5.63%,
06/01/2060
118,000 3,015
American Financial Group Inc/OH 5.88%,
03/30/2059
(a)
100,515 2,667
American International Group Inc 5.85%,
03/15/2024
(a),(f)
15,000 395
Arch Capital Group Ltd 5.25%, 09/29/2021
(a),(f)
288,642 7,031
Arch Capital Group Ltd 5.45%, 08/17/2022
(f)
53,235 1,349
Equitable Holdings Inc 5.25%, 12/15/2024
(f)
475,000 11,348

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2020 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
1,042,030 $ 28,260
3 Month USD LIBOR + 5.60%
MetLife Inc 0.00%, 03/15/2025
(e),(f)
30,000 745
Reinsurance Group of America Inc 6.20%,
09/15/2042
(a)
369,363 9,094
3 Month USD LIBOR + 4.37%
RenaissanceRe Holdings Ltd 5.38%, 07/01/2020
(f)
544,287 13,721
RenaissanceRe Holdings Ltd 5.75%, 06/30/2023
(f)
29,666 771
Voya Financial Inc 5.35%, 09/15/2029
(a),(f)
72,909 1,876
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
WR Berkley Corp 5.63%, 04/30/2053 923,402 24,101
WR Berkley Corp 5.70%, 03/30/2058
(a)
1,933 51
WR Berkley Corp 5.75%, 06/01/2056 65,882 1,689
$ 124,092
REITs - 1.48%
Digital Realty Trust Inc 5.88%, 07/01/2020
(f)
88,984 2,298
Digital Realty Trust Inc 6.35%, 08/24/2020
(f)
189,212 4,849
Diversified Healthcare Trust 6.25%, 02/01/2046 48,263 907
Federal Realty Investment Trust 5.00%,
09/29/2022
(a),(f)
47,736 1,212
Kimco Realty Corp 5.25%, 12/20/2022
(a),(f)
391,040 9,447
National Retail Properties Inc 5.20%, 10/11/2021
(f)
121,247 2,860
Prologis Inc 8.54%, 11/13/2026
(f)
162,700 12,772
PS Business Parks Inc 4.88%, 11/04/2024
(f)
3,957 97
PS Business Parks Inc 5.25%, 09/21/2022
(f)
57,755 1,481
Public Storage 4.75%, 12/20/2024
(a),(f)
185,477 4,815
Public Storage 4.90%, 10/14/2021
(f)
6,561 167
Public Storage 5.05%, 08/09/2022
(a),(f)
177,565 4,668
Public Storage 5.20%, 07/01/2020
(f)
66,653 1,704
Public Storage 5.60%, 03/11/2024
(f)
311,855 8,601
SITE Centers Corp 6.38%, 06/05/2022
(f)
395,382 7,955
Vornado Realty Trust 5.25%, 12/13/2022
(f)
382,922 8,815
Vornado Realty Trust 5.40%, 07/01/2020
(a),(f)
188,066 4,356
Vornado Realty Trust 5.70%, 07/01/2020
(f)
759,462 18,645
$ 95,649
Savings & Loans - 0.05%
People's United Financial Inc 5.63%, 12/15/2026
(a),(f)
94,067 2,438
3 Month USD LIBOR + 4.02%
Sterling Bancorp/DE 6.50%, 10/15/2022
(a),(f)
42,713 1,077
$ 3,515
Sovereign - 1.05%
CoBank ACB 6.13%, 10/01/2020
(f)
8,000 812
CoBank ACB 6.20%, 01/01/2025
(f)
65,000 6,896
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(f)
296,500 30,391
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(f),(g)
270,500 27,321
3 Month USD LIBOR + 4.01%
Farm Credit Bank of Texas 10.00%, 07/01/2020
(f)
2,350 2,350
$ 67,770
Telecommunications - 1.48%
AT&T Inc 0.00%, 02/18/2025
(e),(f)
2,704,605 64,180
AT&T Inc 5.00%, 12/12/2024
(a),(f)
40,144 1,032
Telephone and Data Systems Inc 6.63%,
03/31/2045
(a)
72,184 1,844
Telephone and Data Systems Inc 7.00%,
03/15/2060
1,067,862 27,530
United States Cellular Corp 6.95%, 05/15/2060 45,971 1,184
$ 95,770
TOTAL PREFERRED STOCKS $ 824,025
BONDS - 81.85%
Principal
Amount (000's) Value (000's)
Banks - 49.14%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(f),(g),(h)
$ 5,000 $ 5,534
USD Swap Rate NY 5 Year + 5.17%
6.75%, 12/31/2049
(f),(h)
2,700 2,989
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.50%, 12/31/2049
(f),(h)
30,600 28,764
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
7.50%, 12/31/2049
(f),(h)
22,400 22,960
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
6.10%, 12/31/2049
(f),(h)
5,000 5,250
3 Month USD LIBOR + 3.90%
6.25%, 12/31/2049
(f),(h)
30,599 31,670
3 Month USD LIBOR + 3.71%
6.30%, 12/31/2049
(f),(h)
46,995 51,460
3 Month USD LIBOR + 4.55%
6.50%, 12/31/2049
(f),(h)
97,785 105,379
3 Month USD LIBOR + 4.17%
8.05%, 06/15/2027 6,312 7,776
Bank of Montreal
1.85%, 05/01/2025 11,800 12,110
Bank of New York Mellon Corp/The
4.62%, 12/31/2099
(f),(h)
19,688 19,196
3 Month USD LIBOR + 3.13%
4.70%, 12/31/2049
(f),(h)
12,400 12,756
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
4.95%, 12/31/2049
(f),(h)
73,500 69,312
3 Month USD LIBOR + 3.42%
Bank of Nova Scotia/The
1.63%, 05/01/2023 9,000 9,164
4.90%, 12/31/2049
(f),(h),(i)
1,500 1,481
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.28%, 12/31/2049
(f),(h)
4,000 4,145
3 Month USD LIBOR + 1.55%
6.86%, 12/31/2049
(f),(h)
517 626
6 Month USD LIBOR + 1.73%
7.63%, 11/21/2022 8,000 8,600
Barclays PLC
7.75%, 12/31/2049
(f),(h)
47,300 46,590
USD Swap Semi-Annual 5 Year + 4.84%
7.88%, 12/31/2049
(f),(h)
30,065 30,441
USD Swap Semi-Annual 5 Year + 6.77%
8.00%, 12/31/2049
(f),(h)
67,803 69,489
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
6.63%, 12/31/2049
(f),(g),(h)
39,300 40,180
USD Swap Semi-Annual 5 Year + 4.15%
6.63%, 12/31/2049
(f),(h)
8,700 8,895
USD Swap Rate NY 5 Year + 4.15%
7.00%, 12/31/2049
(f),(g),(h)
2,500 2,681
USD Swap Semi-Annual 5 Year + 3.98%
7.19%, 12/31/2049
(f),(h)
800 861
3 Month USD LIBOR + 1.29%
7.20%, 12/31/2049
(f),(g),(h)
10,800 11,621
3 Month USD LIBOR + 1.29%
7.37%, 12/31/2049
(f),(g),(h)
100 110
USD Swap Semi-Annual 5 Year + 5.15%
7.37%, 12/31/2049
(f),(h)
13,000 14,251
USD Swap Semi-Annual 5 Year + 5.15%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA   (continued)
7.63%, 12/31/2049
(f),(g),(h)
$ 80,898 $ 82,920
USD Swap Semi-Annual 5 Year + 6.31%
7.63%, 12/31/2049
(f),(h)
33,100 33,928
USD Swap Semi-Annual 5 Year + 6.31%
BPCE SA
5.15%, 07/21/2024
(g)
13,014 14,242
Citigroup Capital III
7.63%, 12/01/2036 2,700 3,561
Citigroup Inc
5.90%, 12/31/2049
(f),(h)
7,383 7,457
3 Month USD LIBOR + 4.23%
5.95%, 12/31/2049
(f),(h)
27,100 27,227
3 Month USD LIBOR + 4.07%
5.95%, 12/31/2049
(f),(h)
10,770 11,024
3 Month USD LIBOR + 3.91%
5.95%, 12/31/2049
(f),(h)
19,000 17,761
3 Month USD LIBOR + 4.10%
6.13%, 12/31/2049
(f),(h)
36,800 35,962
3 Month USD LIBOR + 4.48%
6.25%, 12/31/2049
(f),(h)
86,582 92,210
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
5.33%, 12/31/2049
(f)
13,300 11,292
3 Month USD LIBOR + 3.96%
5.65%, 12/31/2049
(f),(h),(i)
33,550 33,131
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 12/31/2049
(f),(h)
7,000 6,160
3 Month USD LIBOR + 3.00%
6.38%, 12/31/2049
(a),(f),(h)
7,000 6,577
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 12/31/2049
(f),(h)
9,400 9,348
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
0.96%, 02/15/2027
(g)
18,621 16,423
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 12/31/2049
(f),(g),(h)
29,540 32,213
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 12/31/2049
(f),(h)
18,100 19,738
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/31/2049
(f),(g),(h)
34,068 39,008
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(g)
23,254 25,113
6.50%, 08/08/2023 6,000 6,480
Credit Suisse Group AG
5.10%, 12/31/2049
(f),(g),(h)
21,300 19,702
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
6.25%, 12/31/2049
(f),(g),(h)
6,000 6,275
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12/31/2099
(f),(g),(h)
14,400 14,736
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.13%, 12/31/2049
(f),(h)
24,838 25,626
USD Swap Semi-Annual 5 Year + 5.11%
7.50%, 12/31/2049
(f),(g),(h)
6,500 6,683
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/31/2049
(f),(g),(h)
77,040 82,804
USD Swap Semi-Annual 5 Year + 4.60%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Danske Bank A/S
6.13%, 12/31/2099
(f),(h)
$ 2,500 $ 2,444
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 12/31/2049
(f),(h)
19,645 19,830
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Fifth Third Bancorp
5.10%, 12/31/2049
(f),(h)
1,000 893
3 Month USD LIBOR + 3.03%
First Maryland Capital I
2.22%, 01/15/2027 2,000 1,714
3 Month USD LIBOR + 1.00%
Goldman Sachs Group Inc/The
4.37%, 12/31/2049
(f)
11,300 10,129
3 Month USD LIBOR + 3.92%
4.95%, 12/31/2049
(f),(h)
19,663 18,876
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 12/31/2049
(a),(f),(h)
13,750 14,094
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HBOS Capital Funding LP
6.85%, 12/31/2049
(f)
19,106 19,215
HSBC Capital Funding Dollar 1 LP
10.18%, 12/31/2049
(f),(g),(h)
56,967 88,299
3 Month USD LIBOR + 4.98%
10.18%, 12/31/2049
(f),(h)
34,808 53,952
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 12/31/2099
(f),(h)
15,900 15,443
USD Swap Rate NY 5 Year + 3.75%
6.37%, 12/31/2049
(f),(h)
14,800 14,939
USD Swap Rate NY 5 Year + 4.37%
6.38%, 12/31/2049
(f),(h)
3,300 3,255
USD Swap Rate NY 5 Year + 3.71%
6.50%, 12/31/2099
(f),(h)
25,600 25,504
USD Swap Rate NY 5 Year + 3.61%
6.87%, 12/31/2049
(f),(h)
54,800 56,155
USD Swap Rate NY 5 Year + 5.51%
Huntington Bancshares Inc/OH
5.63%, 12/31/2049
(f),(h),(i)
16,370 16,452
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
5.75%, 12/31/2049
(f),(h)
14,075 13,635
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 12/31/2049
(f),(h)
35,300 35,879
USD Swap Semi-Annual 5 Year + 4.45%
6.87%, 12/31/2049
(f),(h)
25,320 26,016
USD Swap Semi-Annual 5 Year + 5.12%
Intesa Sanpaolo SpA
7.70%, 12/31/2049
(f),(g),(h)
2,900 2,788
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
4.49%, 12/31/2099
(f)
25,318 23,340
3 Month USD LIBOR + 3.80%
4.60%, 12/31/2049
(f),(h)
7,000 6,221
United States Secured Overnight Financing
Rate + 3.13%
6.75%, 12/31/2049
(f),(h)
147,336 156,913
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 12/31/2049
(f),(h)
20,101 18,794
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
2.17%, 07/01/2028 2,825 2,432
3 Month USD LIBOR + 0.74%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyCorp Capital III
7.75%, 07/15/2029 $ 3,500 $ 4,583
Lloyds Bank PLC
12.00%, 12/31/2049
(f),(g),(h)
38,250 43,674
3 Month USD LIBOR + 11.76%
12.00%, 12/31/2049
(f),(h)
21,889 24,993
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
3.87%, 07/09/2025
(h)
5,000 5,308
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
6.41%, 12/31/2049
(f),(g),(h)
12,674 13,372
3 Month USD LIBOR + 1.50%
6.66%, 12/31/2049
(f),(h)
3,000 3,334
3 Month USD LIBOR + 1.27%
6.66%, 12/31/2049
(a),(f),(g),(h)
51,385 57,102
3 Month USD LIBOR + 1.27%
7.50%, 12/31/2049
(f),(h)
47,496 48,505
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 12/31/2049
(f),(h)
22,500 23,177
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.00%, 12/31/2049
(f),(h)
1,465 1,441
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.12%, 12/31/2049
(f),(h)
14,020 14,020
3 Month USD LIBOR + 3.52%
6.45%, 12/31/2049
(f),(h)
6,615 6,813
3 Month USD LIBOR + 3.61%
Morgan Stanley
5.55%, 12/31/2049
(f),(h)
8,500 7,565
3 Month USD LIBOR + 3.81%
Nordea Bank Abp
6.13%, 12/31/2049
(f),(g),(h)
42,131 42,110
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 12/31/2049
(a),(f),(h)
8,235 8,231
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 12/31/2099
(f),(g),(h)
29,520 31,217
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 12/31/2049
(f),(h)
4,400 4,246
3 Month USD LIBOR + 3.20%
NTC Capital I
1.74%, 01/15/2027 5,500 5,022
3 Month USD LIBOR + 0.52%
NTC Capital II
1.81%, 04/15/2027 6,500 5,747
3 Month USD LIBOR + 0.59%
PNC Financial Services Group Inc/The
6.75%, 12/31/2049
(f),(h)
37,635 37,755
3 Month USD LIBOR + 3.68%
RBS Capital Trust II
6.43%, 12/31/2049
(f),(h)
2,750 3,926
3 Month USD LIBOR + 1.94%
Royal Bank of Scotland Group PLC
3.77%, 12/31/2049
(f)
1,900 1,702
3 Month USD LIBOR + 2.32%
7.50%, 12/31/2049
(f),(h)
74,931 73,386
USD Swap Semi-Annual 5 Year + 5.80%
7.65%, 12/31/2049
(f),(h)
28,946 41,248
3 Month USD LIBOR + 2.50%
8.00%, 12/31/2049
(a),(f),(h)
7,825 8,451
USD Swap Semi-Annual 5 Year + 5.72%
8.62%, 12/31/2049
(f),(h)
35,275 36,628
USD Swap Semi-Annual 5 Year + 7.60%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Skandinaviska Enskilda Banken AB
5.63%, 12/31/2049
(f),(h)
$ 5,000 $ 4,977
USD Swap Semi-Annual 5 Year + 3.49%
Societe Generale SA
7.37%, 12/31/2049
(f),(h)
14,120 14,216
USD Swap Semi-Annual 5 Year + 6.24%
7.38%, 12/31/2049
(f),(g),(h)
16,800 16,419
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 12/31/2049
(f),(g),(h)
25,326 25,498
USD Swap Semi-Annual 5 Year + 6.24%
7.88%, 12/31/2049
(f),(g),(h)
4,900 4,983
USD Swap Semi-Annual 5 Year + 4.98%
7.88%, 12/31/2049
(f),(h)
14,000 14,236
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 12/31/2049
(f),(g),(h)
23,900 25,573
USD Swap Rate NY 5 Year + 5.87%
8.00%, 12/31/2049
(f),(h)
9,000 9,630
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
3.95%, 01/11/2023 11,767 12,065
4.25%, 01/20/2023
(g),(h)
7,063 7,302
3 Month USD LIBOR + 1.15%
4.87%, 03/15/2033
(h)
1,026 1,092
USD Swap Rate NY 5 Year + 1.97%
7.01%, 12/31/2049
(a),(f),(g),(h)
42,900 46,547
3 Month USD LIBOR + 1.46%
7.01%, 12/31/2049
(f),(h)
19,800 21,483
3 Month USD LIBOR + 1.46%
7.50%, 12/31/2049
(f),(g),(h)
17,700 18,165
USD Swap Semi-Annual 5 Year + 6.30%
7.50%, 12/31/2049
(a),(f),(h)
10,500 10,776
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 12/31/2049
(f),(g),(h)
25,000 25,781
USD Swap Semi-Annual 5 Year + 5.72%
State Street Corp
5.25%, 12/31/2049
(f),(h)
4,000 3,770
3 Month USD LIBOR + 3.60%
Svenska Handelsbanken AB
5.25%, 12/31/2049
(f),(h)
29,400 29,374
USD Swap Semi-Annual 5 Year + 3.34%
6.25%, 12/31/2049
(f),(h)
4,600 4,781
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Swedbank AB
6.00%, 12/31/2049
(f),(h)
5,200 5,193
USD Swap Semi-Annual 5 Year + 4.11%
Truist Bank
1.06%, 05/15/2027 10,900 9,350
3 Month USD LIBOR + 0.67%
1.39%, 03/15/2028 9,022 7,726
3 Month USD LIBOR + 0.65%
2.41%, 04/01/2027 7,000 6,022
3 Month USD LIBOR + 0.98%
Truist Financial Corp
4.80%, 12/31/2099
(f),(h)
99,300 94,435
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 12/31/2049
(f),(h),(i)
37,340 37,620
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
6.88%, 12/31/2049
(f),(h)
31,931 32,349
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.50%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG   (continued)
6.88%, 12/31/2049
(f),(h)
$ 11,933 $ 12,515
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 12/31/2049
(f),(g),(h)
19,500 20,079
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 12/31/2049
(f),(h)
10,800 11,121
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.34%
7.00%, 12/31/2049
(f),(h)
20,700 22,562
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.87%
7.13%, 12/31/2049
(f),(h)
6,000 6,136
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.88%
UniCredit SpA
8.00%, 12/31/2049
(f),(h)
21,000 19,794
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
5.12%, 12/31/2049
(f),(h)
16,900 16,804
3 Month USD LIBOR + 3.49%
USB Realty Corp
2.37%, 12/31/2049
(f),(g)
1,500 1,198
3 Month USD LIBOR + 1.15%
Wells Fargo & Co
5.87%, 12/31/2049
(f),(h)
50,300 53,318
3 Month USD LIBOR + 3.99%
7.95%, 11/15/2029 3,700 4,742
$ 3,170,292
Diversified Financial Services - 2.71%
Capital One Financial Corp
5.55%, 12/31/2049
(f)
20,430 16,651
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
5.38%, 12/31/2049
(f),(h)
99,550 105,468
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.00%, 12/31/2049
(f),(h)
28,358 29,758
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
4.88%, 12/31/2049
(f),(g),(h)
27,000 23,220
3 Month USD LIBOR + 3.17%
$ 175,097
Electric - 4.65%
Dominion Energy Inc
4.65%, 12/31/2099
(f),(h)
104,799 102,534
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
4.88%, 12/31/2099
(f),(h)
41,700 42,221
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
57,795 62,535
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
12,991 14,751
USD Swap Semi-Annual 5 Year + 5.88%
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(h)
22,969 24,152
3 Month USD LIBOR + 3.63%
NextEra Energy Capital Holdings Inc
2.87%, 06/15/2067 8,920 6,804
3 Month USD LIBOR + 2.13%
3.50%, 10/01/2066 23,474 18,545
3 Month USD LIBOR + 2.07%
4.80%, 12/01/2077
(h)
2,300 2,340
3 Month USD LIBOR + 2.41%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc
(continued)
5.65%, 05/01/2079
(h)
$ 800 $ 866
3 Month USD LIBOR + 3.16%
PPL Capital Funding Inc
4.04%, 03/30/2067 15,700 12,137
3 Month USD LIBOR + 2.67%
Southern Co/The
5.50%, 03/15/2057
(h)
12,850 13,029
3 Month USD LIBOR + 3.63%
$ 299,914
Food - 0.11%
Dairy Farmers of America Inc
7.13%, 12/31/2049
(f),(g)
8,700 7,471
Gas - 0.72%
NiSource Inc
5.65%, 12/31/2049
(f),(h)
48,700 46,265
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0.20%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(h)
12,900 12,789
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 20.30%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 22,056
AIG Life Holdings Inc
8.50%, 07/01/2030 31,200 40,800
Allstate Corp/The
5.75%, 08/15/2053
(h)
11,754 11,930
3 Month USD LIBOR + 2.94%
6.50%, 05/15/2067
(h)
11,905 13,878
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04/01/2048
(h)
46,701 47,406
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(h)
22,300 27,534
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01/01/2027 4,750 5,557
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
54,000 57,502
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(h)
34,400 36,723
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
6,290 6,712
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12/31/2049
(f),(g),(h)
27,793 35,019
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 12,797 18,126
Cloverie PLC for Swiss Re Corporate Solutions
Ltd
4.50%, 09/11/2044
(h)
20,000 20,187
USD Swap Semi-Annual 10 Year + 2.91%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
5,000 5,567
3 Month USD LIBOR + 4.92%
Dai-ichi Life Insurance Co Ltd/The
7.25%, 12/31/2049
(f),(g),(h)
13,250 13,913
3 Month USD LIBOR + 4.56%
Everest Reinsurance Holdings Inc
2.78%, 05/01/2067 27,820 20,935
3 Month USD LIBOR + 2.39%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The
2.52%, 02/12/2067
(g)
$ 5,685 $ 4,505
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03/21/2047
(h)
37,104 38,662
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
7.80%, 03/07/2087
(g)
76,240 88,394
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
20,025 29,466
Lincoln National Corp
2.74%, 05/17/2066 5,416 3,683
3 Month USD LIBOR + 2.36%
3.18%, 04/20/2067 60,769 40,964
3 Month USD LIBOR + 2.04%
M&G PLC
6.50%, 10/20/2048
(h)
16,188 18,191
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Meiji Yasuda Life Insurance Co
5.10%, 04/26/2048
(g),(h)
4,600 5,152
USD Swap Rate NY 5 Year + 3.15%
5.20%, 10/20/2045
(g),(h)
9,545 10,817
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
24,540 31,043
MetLife Inc
6.40%, 12/15/2066 20,770 24,071
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
51,775 71,708
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,439 76,919
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 12/31/2049
(f),(h)
520 580
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 12/31/2099
(f),(g),(h)
4,300 4,795
USD Swap Semi-Annual 5 Year + 3.26%
7.00%, 03/15/2072
(g),(h)
10,700 11,556
3 Month USD LIBOR + 5.90%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,320
Nationwide Financial Services Inc
6.75%, 05/15/2087 79,015 89,149
Nippon Life Insurance Co
4.70%, 01/20/2046
(g),(h)
5,000 5,488
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(g),(h)
26,700 29,370
USD Swap Rate NY 5 Year + 3.65%
Progressive Corp/The
5.38%, 12/31/2049
(f),(h)
4,750 4,579
3 Month USD LIBOR + 2.54%
Prudential Financial Inc
5.20%, 03/15/2044
(h)
3,945 3,979
3 Month USD LIBOR + 3.04%
5.63%, 06/15/2043
(h)
79,130 81,926
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
45,255 47,590
3 Month USD LIBOR + 4.18%
QBE Capital Funding III Ltd
7.25%, 05/24/2041
(g),(h)
5,000 5,168
USD Swap Semi-Annual 10 Year + 4.05%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
QBE Insurance Group Ltd
5.88%, 06/17/2046
(h)
$ 3,100 $ 3,238
USD Swap Rate NY 10 Year + 4.40%
5.88%, 12/31/2049
(f),(g),(h)
17,200 17,604
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.51%
6.75%, 12/02/2044
(h)
1,533 1,679
USD Swap Semi-Annual 10 Year + 4.30%
Sompo Japan Insurance Inc
5.33%, 03/28/2073
(g),(h)
60,300 64,823
3 Month USD LIBOR + 4.27%
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(g),(h)
15,500 17,515
3 Month USD LIBOR + 4.44%
Voya Financial Inc
4.70%, 01/23/2048
(h)
4,500 4,095
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(h)
77,926 77,264
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(f),(h)
10,678 10,571
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 1,309,709
Pipelines - 2.81%
Enbridge Inc
6.00%, 01/15/2077
(h)
27,975 27,047
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
39,048 37,486
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
48,200 43,429
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
5,000 4,482
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.50%, 09/15/2079
(h)
39,340 38,364
3 Month USD LIBOR + 4.15%
5.87%, 08/15/2076
(h)
30,081 30,329
3 Month USD LIBOR + 4.64%
$ 181,137
Sovereign - 0.30%
CoBank ACB
6.25%, 12/31/2049
(f),(h)
16,400 16,482
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
6.20%, 12/31/2049
(f),(g),(h)
3,000 2,835
3 Month USD LIBOR + 3.22%
$ 19,317
Telecommunications - 0.35%
Koninklijke KPN NV
7.00%, 03/28/2073
(a),(g),(h)
13,126 13,881
USD Swap Semi-Annual 10 Year + 5.21%
7.00%, 03/28/2073
(h)
8,000 8,460
USD Swap Semi-Annual 10 Year + 5.21%
$ 22,341
Transportation - 0.56%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
35,709 36,186
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 5,280,518

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.73%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.73%
0.25%, 04/15/2023 $ 35,000 $ 35,067
0.38%, 03/31/2022 12,000 12,046
$ 47,113
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 47,113
TOTAL PURCHASED OPTIONS - 0.00% $ 98
Total Investments $ 6,459,335
Other Assets and Liabilities -  (0.12)% (7,909)
TOTAL NET ASSETS - 100.00% $ 6,451,426
(a) Security or a portion of the security was on loan at the end of the period.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $20,408 or 0.32% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(e) Non-income producing security
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,427,865 or 22.13% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security purchased on a when-issued basis.
Portfolio Summary  (unaudited)
Sector Percent
Financial 79.89%
Utilities 8.11%
Money Market Funds 3.14%
Energy 2.81%
Government 2.08%
Communications 1.83%
Industrial 1.10%
Investment Companies 0.71%
Consumer, Non-cyclical 0.45%
Purchased Options 0.00%
Other Assets and Liabilities
(0.12)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales May 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 98,550 $ 1,858,526 $ 1,759,199 $ 197,877
$ 98,550 $ 1,858,526 $ 1,759,199 $ 197,877
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,670 $ — $ — $ —
$ 1,670 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - US Long Bond Future;
September 2020
N/A 300 $ 300 $ 176.50 06/08/2020 $ 113 $ 98 $ (15)
Total $ 113 $ 98 $ (15)
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US Long Bond; September 2020 Long 300 $ 53,513 $ 313
Total $ 313
Amounts in thousands except contracts.

Schedule of Investments
SystematEx International Fund
May 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.69% Shares Held Value (000's)
Money Market Funds - 3.69%
BlackRock Liquidity FedFund - Institutional
Class 0.10%
(a),(b)
2,137,057 $ 2,137
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
5,498,884 5,499
$ 7,636
TOTAL INVESTMENT COMPANIES $ 7,636
COMMON STOCKS - 95.10% Shares Held Value (000's)
Apparel - 1.93%
Adidas AG
(d)
4,143 1,099
boohoo Group PLC
(d)
176,099 847
LVMH Moet Hennessy Louis Vuitton SE 4,858 2,038
$ 3,984
Automobile Manufacturers - 3.59%
Ferrari NV 9,627 1,637
Honda Motor Co Ltd 37,000 964
Toyota Motor Corp 63,900 4,027
Volvo AB - B Shares 55,454 791
$ 7,419
Automobile Parts & Equipment - 0.67%
Toyota Industries Corp 27,100 1,392
Banks - 6.34%
Bank Leumi Le-Israel BM 27,219 145
Canadian Imperial Bank of Commerce 15,100 968
Credicorp Ltd 9,416 1,298
DBS Group Holdings Ltd 123,400 1,707
DNB ASA
(d)
105,664 1,442
Erste Group Bank AG
(d)
31,333 693
Grupo Financiero Banorte SAB de CV 217,600 663
HDFC Bank Ltd ADR 16,523 691
ICICI Bank Ltd ADR 54,673 476
Israel Discount Bank Ltd 74,908 238
Mediobanca Banca di Credito Finanziario SpA 154,191 1,014
PT Bank Central Asia Tbk 643,100 1,144
Toronto-Dominion Bank/The 44,500 1,906
United Overseas Bank Ltd 52,100 722
$ 13,107
Beverages - 0.65%
Carlsberg A/S 10,340 1,340
Biotechnology - 1.27%
CSL Ltd 14,215 2,633
Building Materials - 1.68%
Anhui Conch Cement Co Ltd 75,700 604
China Lesso Group Holdings Ltd 296,000 360
Cie de Saint-Gobain 21,403 701
CRH PLC 43,910 1,414
HeidelbergCement AG 7,720 386
$ 3,465
Chemicals - 2.11%
BASF SE 18,153 988
Evonik Industries AG 27,897 689
ICL Group Ltd 210,786 735
Koninklijke DSM NV 10,392 1,329
Nutrien Ltd 18,000 615
$ 4,356
Commercial Services - 1.70%
Adecco Group AG 13,644 656
Adyen NV
(d),(e)
861 1,129
Aggreko PLC 36,096 212
Dai Nippon Printing Co Ltd 28,600 652
New Oriental Education & Technology Group Inc
ADR
(d)
7,122 854
$ 3,503
Computers - 2.50%
Capgemini SE 10,106 1,044
Logitech International SA 37,461 2,226
Nomura Research Institute Ltd 33,700 894
Obic Co Ltd 5,800 1,007
$ 5,171
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0.46%
Unilever NV 18,406 $ 951
Distribution & Wholesale - 2.11%
Ferguson PLC 22,835 1,801
ITOCHU Corp 88,700 1,907
Mitsubishi Corp 27,900 652
$ 4,360
Diversified Financial Services - 1.49%
London Stock Exchange Group PLC 8,128 811
ORIX Corp 145,600 1,927
Tisco Financial Group PCL 146,300 346
$ 3,084
Electric - 2.51%
Enel SpA 305,879 2,365
Iberdrola SA 217,769 2,358
Northland Power Inc 20,000 462
$ 5,185
Electronics - 1.69%
Halma PLC 31,990 928
Hoya Corp 27,300 2,569
$ 3,497
Energy - Alternate Sources - 0.76%
Vestas Wind Systems A/S 15,417 1,575
Food - 3.54%
Koninklijke Ahold Delhaize NV 30,494 773
Nestle SA 52,901 5,744
Seven & i Holdings Co Ltd 23,200 796
$ 7,313
Forest Products & Paper - 0.54%
Mondi PLC 58,910 1,108
Hand & Machine Tools - 1.32%
Amada Co Ltd 77,100 689
Techtronic Industries Co Ltd 234,500 2,046
$ 2,735
Healthcare - Products - 1.88%
Ambu A/S 14,067 475
Carl Zeiss Meditec AG
(d)
4,215 431
GN Store Nord A/S 8,120 442
Koninklijke Philips NV
(d)
36,004 1,637
Sartorius Stedim Biotech
(d)
3,325 905
$ 3,890
Healthcare - Services - 1.98%
ICON PLC
(d)
10,304 1,736
Lonza Group AG 4,788 2,364
$ 4,100
Holding Companies - Diversified - 0.21%
Swire Pacific Ltd 81,000 426
Home Builders - 1.11%
Persimmon PLC 47,193 1,346
Taylor Wimpey PLC 529,792 949
$ 2,295
Home Furnishings - 1.66%
Howden Joinery Group PLC 134,712 988
Sony Corp 37,700 2,442
$ 3,430
Insurance - 6.41%
AIA Group Ltd 195,600 1,605
ASR Nederland NV 23,351 642
AXA SA 71,760 1,317
Fairfax Financial Holdings Ltd 2,400 667
Hannover Rueck SE 9,620 1,554
Legal & General Group PLC 710,647 1,754
NN Group NV 23,921 734
PICC Property & Casualty Co Ltd 596,000 521
Prudential PLC 99,220 1,287
Sompo Holdings Inc 26,400 942
Tokio Marine Holdings Inc 40,700 1,766

Schedule of Investments
SystematEx International Fund
May 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Unipol Gruppo SpA
(d)
132,121 $ 466
$ 13,255
Internet - 6.46%
Alibaba Group Holding Ltd ADR
(d)
25,640 5,317
MercadoLibre Inc
(d)
703 599
Shopify Inc
(d)
1,541 1,168
Tencent Holdings Ltd 94,200 5,102
Vipshop Holdings Ltd ADR
(d)
67,948 1,178
$ 13,364
Investment Companies - 0.36%
Kinnevik AB 29,346 744
Machinery - Construction & Mining - 0.59%
Komatsu Ltd 60,400 1,221
Machinery - Diversified - 1.40%
Keyence Corp 4,200 1,730
Miura Co Ltd 10,600 456
Valmet Oyj 27,029 707
$ 2,893
Metal Fabrication & Hardware - 1.10%
NSK Ltd 65,000 478
SKF AB 97,486 1,802
$ 2,280
Mining - 2.58%
Franco-Nevada Corp 11,422 1,606
MMC Norilsk Nickel PJSC ADR 39,663 1,261
Rio Tinto Ltd 39,391 2,460
$ 5,327
Miscellaneous Manufacturers - 1.54%
JSR Corp 38,700 763
Siemens AG 16,256 1,792
Trelleborg AB
(d)
45,462 622
$ 3,177
Oil & Gas - 2.65%
LUKOIL PJSC ADR 14,994 1,127
Neste Oyj 69,251 2,822
Parkland Corp/Canada 18,400 517
Suncor Energy Inc 59,300 1,019
$ 5,485
Pharmaceuticals - 6.93%
Galapagos NV
(d)
3,117 632
Merck KGaA 10,940 1,261
Novartis AG 43,241 3,764
Novo Nordisk A/S 41,247 2,702
Roche Holding AG 17,194 5,969
$ 14,328
Pipelines - 1.70%
Pembina Pipeline Corp 70,700 1,766
TC Energy Corp 38,600 1,740
$ 3,506
Private Equity - 3.09%
3i Group PLC 233,152 2,386
Brookfield Asset Management Inc 103,000 3,234
Intermediate Capital Group PLC 49,025 771
$ 6,391
Real Estate - 1.81%
CK Asset Holdings Ltd 161,000 884
PSP Swiss Property AG 4,348 495
Sun Hung Kai Properties Ltd 60,000 703
Tokyo Tatemono Co Ltd 37,400 483
Vonovia SE 20,547 1,182
$ 3,747
Retail - 4.61%
Alimentation Couche-Tard Inc 96,000 3,005
ANTA Sports Products Ltd 85,000 762
Hennes & Mauritz AB
(f)
41,899 637
Home Product Center PCL 1,219,600 550
JD Sports Fashion PLC 109,304 896
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Li Ning Co Ltd 277,500 $ 940
Pan Pacific International Holdings Corp 66,300 1,337
Wal-Mart de Mexico SAB de CV 562,500 1,408
$ 9,535
Semiconductors - 2.57%
ASML Holding NV 11,122 3,643
NXP Semiconductors NV 17,450 1,677
$ 5,320
Software - 1.33%
Capcom Co Ltd 24,300 860
Dassault Systemes SE 7,491 1,279
Nemetschek SE 7,655 608
$ 2,747
Telecommunications - 4.18%
Deutsche Telekom AG 86,225 1,353
Nice Ltd ADR
(d)
8,430 1,569
Nippon Telegraph & Telephone Corp 110,300 2,511
Orange SA 62,119 747
SoftBank Group Corp 54,000 2,466
$ 8,646
Toys, Games & Hobbies - 1.04%
Nintendo Co Ltd 5,300 2,155
Transportation - 1.05%
Canadian National Railway Co 25,200 2,171
TOTAL COMMON STOCKS $ 196,611
Total Investments $ 204,247
Other Assets and Liabilities -  1.21% 2,495
TOTAL NET ASSETS - 100.00% $ 206,742
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,137 or
1.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,129 or 0.55% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
SystematEx International Fund
May 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
Japan 17.95%
Switzerland 10.27%
Canada 10.08%
United Kingdom 9.42%
China 7.56%
Netherlands 5.58%
Germany 5.48%
France 3.89%
United States 3.69%
Denmark 3.16%
Hong Kong 2.75%
Italy 2.66%
Sweden 2.22%
Finland 1.70%
Ireland 1.52%
Israel 1.30%
Australia 1.27%
Singapore 1.18%
Russian Federation 1.16%
Spain 1.14%
Mexico 1.00%
Norway 0.70%
Peru 0.63%
India 0.56%
Indonesia 0.55%
Thailand 0.44%
Austria 0.34%
Belgium 0.30%
Argentina 0.29%
Other Assets and Liabilities
1.21%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales May 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 386 $ 199,515 $ 194,402 $ 5,499
$ 386 $ 199,515 $ 194,402 $ 5,499
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 22 $ — $ — $ —
$ 22 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
May 31, 2020 (unaudited)
See accompanying notes.

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RUB Russian Ruble
SEK Swedish Krona
THB Thai Baht
TRY Turkish Lira
USD/$ United States Dollar
ZAR South African Rand

May 31, 2020 (unaudited)

Security Valuation. Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, EDGE MidCap Fund,
Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, International Small Company Fund, Opportunistic
Municipal Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, Small-MidCap Growth Fund, Spectrum Preferred
and Capital Securities Income Fund, and SystematEx International Fund (known as the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global
Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
Certain of the Funds invest in Institutional Class shares of other series of Principal Funds, Inc. (the “Underlying Funds”). Investments in the
Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.

May 31, 2020 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing
Group”) who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 6,434,205 $ — $ — $ 6,434,205
Investment Companies 110,896 — — 110,896
Total investments in securities $ 6,545,101 $ — $ — $ 6,545,101
Bond Market Index Fund
Bonds* — 775,616 — 775,616
Investment Companies 126,629 — — 126,629
Municipal Bonds* — 15,209 — 15,209
U.S. Government & Government Agency Obligations* — 1,541,747 — 1,541,747
Total investments in securities $ 126,629 $ 2,332,572 $ — $ 2,459,201

May 31, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Capital Securities Fund
Bonds* $ — $ 682,297 $ — $ 682,297
Convertible Preferred Stocks
Industrial 2,613 — — 2,613
Investment Companies 24,669 — — 24,669
Preferred Stocks
Communications 2,848 — — 2,848
Energy 3,843 — — 3,843
Financial 13,908 — — 13,908
Government — 6,657 — 6,657
Utilities 1,057 — — 1,057
U.S. Government & Government Agency Obligations* — 4,512 — 4,512
Total investments in securities $ 48,938 $ 693,466 $ — $ 742,404
Diversified Real Asset Fund
Bonds* — 402,934 — 402,934
Commodity Indexed Structured Notes* — 13,954 — 13,954
Common Stocks
Basic Materials 133,675 116,838 — 250,513
Communications 3,101 1,298 2 4,401
Consumer, Cyclical 9,413 8,278 33 17,724
Consumer, Non-cyclical 39,941 61,210 42 101,193
Energy 212,332 65,552 — 277,884
Financial 210,265 107,568 — 317,833
Industrial 92,895 98,300 — 191,195
Technology 1,144 — — 1,144
Utilities 224,370 256,976 — 481,346
Investment Companies 50,559 — — 50,559
Preferred Stocks 3,765 — — 3,765
Senior Floating Rate Interests* — 496,105 — 496,105
U.S. Government & Government Agency Obligations* — 542,603 — 542,603
Purchased Options 81 66 — 147
Purchased Interest Rate Swaptions — 2,851 — 2,851
Purchased Capped Options — 140 — 140
Total investments in securities $ 981,541 $ 2,174,673 $ 77 $ 3,156,291
Assets
Commodity Contracts
Futures** 6,812 — — 6,812
Total Return Swaps — 44 5 — 44 5
Foreign Exchange Contracts
Foreign Currency Contracts — 540 — 540
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 9,374 — 9,374
Futures** 378 — — 378
Liabilities
Commodity Contracts
Futures** (9,410) — — (9,410)
Foreign Exchange Contracts
Foreign Currency Contracts — (680) — (680)
Interest Rate Contracts
Capped Options — (80) — (80)
Exchange Cleared Interest Rate Swaps** — (10,171) — (10,171)
Futures** (223) — — (223)
Interest Rate Swaptions — (4,685) — (4,685)
Written Options (107) — — (107)
Edge MidCap Fund
Common Stocks
Basic Materials 17,904 — — 17,904
Communications 13,467 11,925 — 25,392
Consumer, Cyclical 72,831 — — 72,831
Consumer, Non-cyclical 103,051 — — 103,051
Energy 18,498 — — 18,498
Financial 124,139 — — 124,139
Industrial 137,640 — — 137,640
Technology 115,790 — — 115,790

May 31, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Edge MidCap Fund
Utilities $ 43,862 $ — $ — $ 43,862
Investment Companies 18,048 — — 18,048
Total investments in securities $ 665,230 $ 11,925 $ — $ 677,155
Global Multi-Strategy Fund
Bonds* — 297,224 230 297,454
Common Stocks
Basic Materials 9,013 7,320 — 16,333
Communications 28,713 7,246 212 36,171
Consumer, Cyclical 31,224 11,666 27 42,917
Consumer, Non-cyclical 59,180 13,165 447 72,792
Diversified 3 89 — 92
Energy 7,963 1,321 31 9,315
Financial 36,922 10,393 446 47,761
Industrial 32,505 12,055 — 44,560
Technology 37,398 5,979 337 43,714
Utilities 5,637 4,798 — 10,435
Convertible Bonds* — 2,931 — 2,931
Convertible Preferred Stocks
Communications — — 119 119
Consumer, Cyclical — — 63 63
Consumer, Non-cyclical 638 — — 638
Energy 24 — — 24
Financial 52 — — 52
Industrial 38 — — 38
Utilities 68 — — 68
Investment Companies 1 0 2,165 — — 10 2,165
Municipal Bonds* — 524 — 524
Preferred Stocks
Basic Materials — 100 — 100
Communications — — 3 3
Consumer, Cyclical — 185 — 185
Energy — — 2,606 2,606
Financial — — 311 311
Technology — — 124 124
Repurchase Agreements* — 257,500 — 257,500
Senior Floating Rate Interests* — 10,893 — 10,893
U.S. Government & Government Agency Obligations* — 422,969 — 422,969
Purchased Options 585 376 — 961
Purchased Interest Rate Swaptions — 417 — 417
Total investments in securities $ 352,128 $ 1,067,151 $ 4,956 $ 1,424,235
Short Sales
Bonds — (4,883) — (4,883)
Common Stocks
Basic Materials (4,326) (3,559) — (7,885)
Communications (7,763) (2,274) — (10,037)
Consumer, Cyclical (11,915) (4,930) — (16,845)
Consumer, Non-cyclical (17,275) (5,901) — (23,176)
Diversified — (80) — (80)
Energy (6,402) (699) — (7,101)
Financial (11,498) (5,472) — (16,970)
Industrial (14,450) (7,757) — (22,207)
Technology (11,411) (2,563) — (13,974)
Utilities (7,092) (1,749) — (8,841)
Preferred Stocks
Consumer, Non-cyclical — (200) — (200)
U.S. Government & Government Agency Obligations — (275,734) — (275,734)
Total Short Sales $ (92,132) $ (315,801) $ — $ (407,933)
Reverse Repurchase Agreements — (380,667) — (380,667)
Assets
Credit Contracts
Credit Default Swaps — 1,139 — 1,139
Exchange Cleared Credit Default Swaps** — 737 — 737
Commodity Contracts
Futures** 962 — — 962

May 31, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Equity Contracts
Futures** $ 1,03 7 $ — $ — $ 1,03 7
Total Return Equity Basket Swaps — 4,05 0 — 4,05 0
Foreign Exchange Contracts
Foreign Currency Contracts — 8,796 — 8,796
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 3,515 — 3,515
Futures** 604 — — 604
Interest Rate Swaps — 153 — 153
Liabilities
Credit Contracts
Credit Default Swaps — (610) — (610)
Commodity Contracts
Futures** (872) — — (872)
Equity Contracts
Futures** (9,416) — — (9,416)
Written Options (204) — — (204)
Total Return Equity Basket Swaps — (2,195) — (2,195)
Foreign Exchange Contracts
Futures** (2) — — (2)
Foreign Currency Contracts — (9,894) — (9,894)
Written Options — (418) — (418)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (7,327) — (7,327)
Futures** (553) — — (553)
Interest Rate Swaps — (173) — (173)
Interest Rate Swaptions — (26) — (26)
Written Options (36) — — (36)
International Equity Index Fund
Common Stocks
Basic Materials — 66,383 — 66,383
Communications 924 62,717 — 63,641
Consumer, Cyclical 285 126,825 — 127,110
Consumer, Non-cyclical 2,260 304,827 — 307,087
Diversified — 2,394 — 2,394
Energy — 38,620 — 38,620
Financial 345 193,580 — 193,925
Industrial — 135,798 — 135,798
Technology 1,356 53,028 — 54,384
Utilities — 41,038 — 41,038
Investment Companies 26,301 — — 26,301
Preferred Stocks
Basic Materials — 226 — 226
Consumer, Cyclical — 3,129 — 3,129
Consumer, Non-cyclical — 1,294 — 1,294
Industrial — 1,077 — 1,077
Total investments in securities $ 31,471 $ 1,030,936 $ — $ 1,062,407
Assets
Equity Contracts
Futures** 343 — — 343
International Small Company Fund
Common Stocks
Basic Materials 21,957 43,290 — 65,247
Communications — 43,709 — 43,709
Consumer, Cyclical 4,226 115,506 — 119,732
Consumer, Non-cyclical 10,713 132,797 — 143,510
Energy 6,429 17,614 — 24,043
Financial 11,209 173,306 — 184,515
Industrial 11,503 134,133 — 145,636
Technology 15,931 66,995 — 82,926
Utilities 10,979 16,350 — 27,329
Investment Companies 48,772 — — 48,772
Total investments in securities $ 141,719 $ 743,700 $ — $ 885,419

May 31, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Opportunistic Municipal Fund
Investment Companies $ 47 $ — $ — $ 47
Municipal Bonds* — 129,469 — 129,469
Total investments in securities $ 47 $ 129,469 $ — $ 129,516
Origin Emerging Markets Fund
Common Stocks
Basic Materials 49,664 15,165 — 64,829
Communications 129,103 120,000 — 249,103
Consumer, Cyclical 10,147 61,861 — 72,008
Consumer, Non-cyclical 28,013 121,282 — 149,295
Energy — 26,635 — 26,635
Financial 18,020 161,305 — 179,325
Industrial 4,291 181,244 — 185,535
Technology 119,714 178,931 — 298,645
Utilities — 79,101 — 79,101
Investment Companies 36,940 — — 36,940
Preferred Stocks 3,075 — — 3,075
Total investments in securities $ 398,967 $ 945,524 $ — $ 1,344,491
Small-MidCap Dividend Income Fund
Common Stocks* 1,575,600 — — 1,575,600
Investment Companies 32,899 — — 32,899
Total investments in securities $ 1,608,499 $ — $ — $ 1,608,499
Small-MidCap Growth Fund
Common Stocks* 5,949 — — 5,949
Investment Companies 67 — — 67
Total investments in securities $ 6,016 $ — $ — $ 6,016
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 5,280,518 — 5,280,518
Convertible Preferred Stocks
Financial 37,162 — — 37,162
Industrial 21,945 — — 21,945
Investment Companies 248,474 — — 248,474
Preferred Stocks
Communications 95,770 — — 95,770
Consumer, Non-cyclical — 21,698 — 21,698
Financial 446,389 15,787 — 462,176
Government — 67,770 — 67,770
Utilities 174,473 2,138 — 176,611
U.S. Government & Government Agency Obligations* — 47,113 — 47,113
Purchased Options — 98 — 98
Total investments in securities $ 1,024,213 $ 5,435,122 $ — $ 6,459,335
Assets
Interest Rate Contracts
Futures** 313 — — 313
SystematEx International Fund
Common Stocks
Basic Materials 3,482 7,309 — 10,791
Communications 9,831 12,179 — 22,010
Consumer, Cyclical 4,413 30,157 — 34,570
Consumer, Non-cyclical 2,590 35,468 — 38,058
Diversified — 426 — 426
Energy 5,042 5,524 — 10,566
Financial 9,903 30,425 — 40,328
Industrial 2,171 19,268 — 21,439
Technology 1,677 11,561 — 13,238

May 31, 2020 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
The Funds' Schedules of Investments as of May 31, 2020 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SystematEx International Fund
Utilities $ 462 $ 4,723 $ — $ 5,185
Investment Companies 7,636 — — 7,636
Total investments in securities $ 47,207 $ 157,040 $ — $ 204,247